GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.4%

	Argentina — 0.9%

702,515	Adecoagro SA *	5,486,642

	Australia — 1.8%

320,055	Clean TeQ Water Ltd * (a)	199,921

612,295	Sandfire Resources Ltd	2,602,183

1,134,203	Sunrise Energy Metals Ltd * (a)	1,386,900

207,287	Tassal Group Ltd	486,923

3,213,836	Western Areas Ltd * (a)	6,469,290

	Total Australia	11,145,217

	Belgium — 0.1%

10,683	Umicore SA	522,387

	Brazil — 1.3%

762,578	Sao Martinho SA	4,762,509

489,600	SLC Agricola SA	3,342,467

	Total Brazil	8,104,976

	Canada — 10.8%

300,000	Anaergia Inc *	4,558,300

760,685	Canadian Solar Inc * (a)	28,860,389

344,500	First Quantum Minerals Ltd	7,343,329

1,925,700	Greenlane Renewables Inc * (a)	1,959,693

1,293,301	Ivanhoe Mines Ltd – Class A * (a)	10,265,820

802,115	Largo Inc *	7,760,884

12,900	Largo Resources Ltd *	124,814

364,900	Lundin Mining Corp	2,865,041

113,400	NFI Group Inc (a)	1,828,675

700	Northland Power Inc	20,954

	Total Canada	65,587,899

	China — 5.7%

408,000	Beijing Energy International Holding Co. Ltd *	13,865

1,162,000	Canvest Environmental Protection Group Co Ltd	616,508

1,659,000	Chaowei Power Holdings Ltd	442,654

8,184,919	China High Speed Transmission Equipment Group Co Ltd * (a)	6,776,488

2,513,000	China Longyuan Power Group Corp Ltd – Class H	5,136,740

2,598,000	China Water Affairs Group Ltd (a)	2,980,976

154,200	Hollysys Automation Technologies Ltd *	2,383,932

124,322	Sungrow Power Supply Co Ltd – Class A	3,150,061

2,282,000	Tianneng Power International Ltd (a)	2,516,521

2,508,000	Wasion Holdings Ltd	972,411

2,060,800	Xinjiang Goldwind Science & Technology Co Ltd – Class H	4,516,734

1,226,576	Yutong Bus Co Ltd – Class A	2,125,246

418,585	Zhuzhou CRRC Times Electric Co Ltd (a)	2,747,578

	Total China	34,379,714

	Denmark — 0.6%

99,788	Vestas Wind Systems A/S	3,350,557

Shares	Description	Value ($)

	Finland — 1.0%

251,587	Kemira Oyj	3,732,590

49,609	Neste Oyj	2,346,353

	Total Finland	6,078,943

	France — 4.2%

379,743	Electricite de France SA	5,328,762

139,258	Nexans SA	12,872,752

93,345	Valeo	2,690,651

17,193	Vilmorin & Cie SA	1,055,657

114,522	Waga Energy SA *	3,636,625

	Total France	25,584,447

	Germany — 1.3%

206,593	E.ON SE	2,548,603

64,827	Infineon Technologies AG	2,931,052

13,869	Siemens AG (Registered)	2,210,936

	Total Germany	7,690,591

	India — 0.1%

106,025	VA Tech Wabag Ltd *	466,528

	Italy — 0.4%

346,697	Enel SPA	2,627,049

	Japan — 4.6%

38,100	Daiseki Co Ltd	1,726,135

115,700	Ebara Corp	6,176,710

147,000	GS Yuasa Corp	2,969,855

88,800	Kurita Water Industries Ltd	4,136,190

36,800	METAWATER Co Ltd	632,410

70,000	Osaki Electric Co Ltd	271,465

242,500	Panasonic Corp	2,643,863

461,500	Renesas Electronics Corp *	5,798,895

39,200	Takuma Co Ltd	471,682

44,100	Tsukishima Kikai Co Ltd	414,186

143,400	Yokogawa Electric Corp	2,688,175

	Total Japan	27,929,566

	Mexico — 2.4%

3,447,352	Grupo Mexico SAB de CV – Series B	14,358,541

337,916	Grupo Rotoplas SAB de CV (a)	413,363

	Total Mexico	14,771,904

	Netherlands — 0.7%

96,699	Arcadis NV	4,299,908

	Norway — 1.2%

693,974	Austevoll Seafood ASA	7,560,007

	Pakistan — 0.1%

1,209,094	Fauji Fertilizer Co Ltd	694,272

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Philippines — 0.1%

4,653,200	Nickel Asia Corp	474,146

	Russia — 2.9%

317,247	MMC Norilsk Nickel PJSC ADR	9,083,207

278,037	PhosAgro PJSC GDR (Registered)	6,131,889

169,638	Ros Agro Plc GDR (Registered)	2,581,340

	Total Russia	17,796,436

	South Korea — 2.3%

24,206	LG Chem Ltd	14,179,675

	Spain — 2.3%

25,774	Acciona SA	4,597,089

250,080	Endesa SA	5,624,621

73,256	Fomento de Construcciones y Contratas SA	819,662

131,376	Red Electrica Corp SA	2,792,522

84,390	Talgo SA * (a)	443,353

	Total Spain	14,277,247

	Switzerland — 0.6%

2,138	Gurit Holding AG (a)	3,453,270

	Taiwan — 0.3%

223,000	Delta Electronics Inc	2,050,021

	Thailand — 0.2%

2,041,700	SPCG Pcl	1,078,401

908,900	Super Energy Corp Plc NVDR	25,354

	Total Thailand	1,103,755

	Ukraine — 0.5%

219,994	Kernel Holding SA	3,165,742

	United Kingdom — 2.0%

786,467	Drax Group Plc	5,742,124

171,070	Go-Ahead Group Plc *	1,509,053

360,365	Renewi Plc *	3,691,577

1,625,241	Stagecoach Group Plc *	1,472,594

	Total United Kingdom	12,415,348

	United States — 45.0%

144,220	Aemetis, Inc. *	2,705,567

128,600	AGCO Corp.	14,173,006

296,392	Ameresco, Inc. – Class A *	26,773,089

167,800	Archaea Energy, Inc. * (a)	3,203,302

256,386	BorgWarner, Inc.	11,096,386

2,426,489	Clean Energy Fuels Corp. *	17,397,926

17,600	Corteva, Inc.	792,000

283,896	Darling Ingredients, Inc. *	19,168,658

22,600	Deere & Co.	7,809,204

46,600	Edison International	3,042,048

21,200	Emerson Electric Co.	1,862,208

Shares	Description	Value ($)

	United States — continued

48,500	EnerSys	3,593,365

106,713	Exelon Corp.	5,626,977

214,990	Freeport-McMoRan, Inc.	7,971,829

214,300	Gevo, Inc. *	1,232,225

2,655,356	GrafTech International Ltd.	30,934,898

156,700	Green Plains, Inc. *	6,056,455

81,200	Infrastructure and Energy Alternatives, Inc. *	768,152

64,500	Johnson Controls International Plc	4,822,020

275,180	Livent Corp. * (a)	8,335,202

552,218	Montauk Renewables, Inc. * (a)	5,251,593

290,047	Mosaic Co. (The)	9,925,408

186,200	Mueller Water Products, Inc. – Class A	2,539,768

31,100	MYR Group, Inc. *	3,443,081

34,079	ON Semiconductor Corp. *	2,093,473

67,333	Owens Corning	5,712,532

21,600	Pentair Plc	1,591,704

42,700	Quanta Services, Inc.	4,858,406

325,260	Renewable Energy Group, Inc. *	15,540,923

100	Rockwell Automation, Inc.	33,620

57,000	Sensata Technologies Holding Plc *	3,174,900

37,309	SolarEdge Technologies, Inc. *	12,228,398

428,475	Sunrun, Inc. * (a)	19,726,989

27,529	TE Connectivity Ltd.	4,237,539

19,200	Valmont Industries, Inc.	4,589,376

39,100	Zurn Water Solutions Corp.	1,370,455

	Total United States	273,682,682

	TOTAL COMMON STOCKS (COST $530,056,187)	568,878,929

	PREFERRED STOCKS (b) — 1.9%

	Chile — 1.9%

185,438	Sociedad Quimica y Minera de Chile SA Sponsored ADR	11,545,370

	TOTAL PREFERRED STOCKS (COST $8,585,789)	11,545,370

	MUTUAL FUNDS — 8.0%

	United States — 8.0%

	Affiliated Issuers — 8.0%

9,648,200	GMO U.S. Treasury Fund (c)	48,530,447

	TOTAL MUTUAL FUNDS (COST $48,532,464)	48,530,447

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 1.2%

7,147,996	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	7,147,996

	TOTAL SHORT-TERM INVESTMENTS (COST $7,147,996)	7,147,996

	TOTAL INVESTMENTS — 104.5% (Cost $594,322,436)	636,102,742

	Other Assets and Liabilities (net) — (4.5%)	(27,336,837)

	TOTAL NET ASSETS — 100.0%	$608,765,905

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	All or a portion of this security is purchased with collateral from securities loaned.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2021.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.6%

	China — 25.6%

407,700	Alibaba Group Holding Ltd *	6,510,029

15,061	Alibaba Group Holding Ltd Sponsored ADR *	1,920,729

22,073	Bafang Electric Suzhou Co Ltd – Class A	857,266

18,700	Baidu Inc Sponsored ADR *	2,802,008

47,800	Baidu Inc – Class A *	892,883

244,000	BYD Co Ltd – Class H	9,597,394

67,600	Changzhou Xingyu Automotive Lighting Systems Co Ltd – Class A	2,311,248

4,680,000	China Construction Bank Corp – Class H	3,049,516

3,840,800	China International Capital Corp Ltd – Class H	9,291,449

1,021,000	China Mengniu Dairy Co Ltd *	5,722,291

1,040,502	China Merchants Bank Co Ltd – Class H	8,060,700

6,274,000	China Modern Dairy Holdings Ltd	1,049,123

253,500	China Yangtze Power Co Ltd – Class A	776,941

32,600	Contemporary Amperex Technology Co Ltd – Class A	3,477,344

26,000	Country Garden Services Holdings Co Ltd	157,629

514,000	Geely Automobile Holdings Ltd	1,518,055

686,300	GoerTek Inc – Class A	5,589,837

596,900	Haier Smart Home Co Ltd – Class A	2,542,038

587,000	Hua Hong Semiconductor Ltd *	3,910,904

23,700	JD.com Inc ADR *	1,993,407

459,800	JD.com Inc – Class A *	19,416,381

195,097	Jiangsu Hengli Hydraulic Co Ltd – Class A	2,415,282

8,986	Kweichow Moutai Co Ltd – Class A	2,723,385

444,000	Longfor Group Holdings Ltd	2,107,564

187,600	Man Wah Holdings Ltd	295,011

277,300	Meituan – Class B *	8,428,337

338,200	Midea Group Co Ltd – Class A	3,611,079

145,500	NetEase Inc	3,141,321

18,275	NetEase Inc ADR	1,968,766

101,000	New Oriental Education & Technology Group Inc Sponsored ADR *	223,210

49,300	Pinduoduo Inc ADR*	3,278,450

476,300	Ping An Bank Co Ltd – Class A	1,302,659

727,500	Ping An Insurance Group Co of China Ltd – Class H	5,043,206

3,994,000	Postal Savings Bank of China Co Ltd – Class H	2,705,691

135,200	Proya Cosmetics Co Ltd – Class A	4,204,612

198,400	SF Holding Co Ltd – Class A	1,906,426

167,385	Shanghai Baosight Software Co Ltd – Class A	1,741,621

103,500	Shenzhen Inovance Technology Co Ltd – Class A	1,069,417

27,600	Shenzhen Mindray Bio-Medical Electronics Co Ltd – Class A	1,559,673

252,000	Shenzhou International Group Holdings Ltd	4,732,017

125,000	Sunny Optical Technology Group Co Ltd	3,765,101

651,884	Tencent Holdings Ltd	38,017,260

412,000	Tsingtao Brewery Co Ltd – Class H	3,330,363

34,800	Wuliangye Yibin Co Ltd – Class A	1,191,632

145,000	Wuxi Biologics Cayman Inc *	1,956,019

422,800	Xiaomi Corp – Class B *	1,051,695

Shares	Description	Value ($)

	China — continued

81,000	Yum China Holdings Inc	4,058,100

	Total China	197,275,069

	Greece — 0.6%

5,036,460	Eurobank Ergasias Services and Holdings SA *	4,984,614

	Hong Kong — 0.7%

491,000	AIA Group Ltd	5,168,974

	Hungary — 0.5%

68,298	OTP Bank Nyrt *	3,771,157

	India — 17.1%

836,641	Allcargo Logistics Ltd	3,664,408

424,053	Ambuja Cements Ltd	2,112,184

43,538	Apollo Hospitals Enterprise Ltd	3,305,747

56,181	Asian Paints Ltd	2,351,792

410,564	Axis Bank Ltd *	3,555,013

1,559,684	Canara Bank *	4,116,041

174,339	Central Depository Services India Ltd	3,346,758

484,701	Crompton Greaves Consumer Electricals Ltd	2,913,571

152,324	Escorts Ltd	3,753,466

2,633,704	Gayatri Projects Ltd *	1,090,280

315,730	Godrej Consumer Products Ltd *	3,867,654

237,131	Gujarat Gas Ltd	2,108,660

261,978	HCL Technologies Ltd	3,970,452

216,211	HDFC Bank Ltd	4,275,433

157,430	Housing Development Finance Corp Ltd	5,617,856

906,650	ICICI Bank Ltd	8,541,881

454,253	Infosys Ltd	10,358,679

130,273	Kajaria Ceramics Ltd	1,941,950

79,634	L&T Technology Services Ltd	5,583,404

138,960	Larsen & Toubro Ltd	3,265,471

1,094,319	Laxmi Organic Industries Ltd (a) (b)	6,100,312

120,400	MakeMyTrip Ltd *	2,931,740

244,711	Muthoot Finance Ltd	4,661,110

803,654	Rupa & Co Ltd	4,474,289

295,650	SBI Cards & Payment Services Ltd *	3,730,838

108,828	SRF Ltd	2,896,147

1,816,802	State Bank of India	11,079,372

300,779	Sun Pharmaceutical Industries Ltd	3,007,492

69,674	Tata Consultancy Services Ltd	3,279,913

351,897	UPL Ltd	3,198,159

429,232	Wipro Ltd	3,622,046

729,994	Zee Entertainment Enterprises Ltd	3,144,876

	Total India	131,866,994

	Indonesia — 2.3%

18,612,300	Bank Central Asia Tbk PT	9,457,430

24,056,600	Bank Rakyat Indonesia Persero Tbk PT	6,854,615

6,496,500	Telkom Indonesia Persero Tbk PT	1,808,792

	Total Indonesia	18,120,837

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — 0.6%

22,500	Daikin Industries Ltd	4,581,543

	Malaysia — 0.6%

3,578,600	CIMB Group Holdings Bhd	4,397,025

	Mexico — 2.3%

5,548,500	America Movil SAB de CV – Series L	4,856,959

121,400	Grupo Aeroportuario del Pacifico SAB de CV – Class B *	1,404,430

81,115	Grupo Aeroportuario del Sureste SAB de CV – Class B	1,490,466

736,700	Grupo Financiero Banorte SAB de CV – Class O	4,388,763

1,785,824	Wal-Mart de Mexico SAB de CV	5,613,363

	Total Mexico	17,753,981

	Netherlands — 0.4%

4,435	ASML Holding NV	3,480,945

	Peru — 0.0%

3,100	Credicorp Ltd	365,800

	Philippines — 1.1%

60,245	Globe Telecom Inc	3,917,986

229,420	GT Capital Holdings Inc	2,588,417

2,467,700	Puregold Price Club Inc	2,010,993

	Total Philippines	8,517,396

	Qatar — 0.8%

1,174,230	Qatar National Bank QPSC	6,242,159

	Russia — 3.7%

41,964	Magnit PJSC	3,285,153

665,640	Mobile TeleSystems PJSC	2,624,283

334,523	Sberbank of Russia PJSC Sponsored ADR	5,637,234

115,285	TCS Group Holding Plc GDR (Registered)	10,995,433

80,300	Yandex NV – Class A *	5,776,782

	Total Russia	28,318,885

	Singapore — 0.8%

11,000	Sea Ltd ADR *	3,168,770

148,600	TDCX Inc ADR *	2,823,400

	Total Singapore	5,992,170

	South Africa — 1.5%

162,227	Aspen Pharmacare Holdings Ltd	2,426,620

31,442	Capitec Bank Holdings Ltd	3,607,965

209,296	MTN Group Ltd *	2,111,208

2,789	Naspers Ltd – N Shares	427,181

291,111	Nedbank Group Ltd	3,009,074

	Total South Africa	11,582,048

Shares	Description	Value ($)

	South Korea — 7.8%

227,819	KB Financial Group Inc	10,124,936

2,646	LG Chem Ltd	1,550,005

6,356	NAVER Corp	2,029,166

746,171	Samsung Electronics Co Ltd	44,789,816

16,548	SK Hynix Inc	1,582,007

2,781	SK Square Co Ltd *	159,195

4,303	SK Telecom Co Ltd	197,030

	Total South Korea	60,432,155

	Switzerland — 0.9%

53,768	Nestle SA (Registered)	6,891,538

	Taiwan — 15.4%

549,450	Chailease Holding Co Ltd	4,860,987

4,033,000	CTBC Financial Holding Co Ltd	3,530,582

715,000	Delta Electronics Inc	6,572,936

3,702,724	E.Sun Financial Holding Co Ltd	3,578,626

301,000	Giant Manufacturing Co Ltd	3,361,544

735,000	Hotai Finance Co Ltd	2,381,776

337,000	MediaTek Inc	12,216,461

3,090,000	Mega Financial Holding Co Ltd	3,797,164

18,000	Silergy Corp	3,042,335

497,000	Sinbon Electronics Co Ltd	4,554,483

3,123,800	Taiwan Semiconductor Manufacturing Co Ltd	66,439,091

5,245,000	Yuanta Financial Holding Co Ltd	4,456,369

	Total Taiwan	118,792,354

	Thailand — 0.8%

609,700	Advanced Info Service Pcl (Foreign Registered)	3,721,557

1,237,700	CP ALL Pcl (Foreign Registered)	2,144,114

	Total Thailand	5,865,671

	United Arab Emirates — 0.3%

415,699	First Abu Dhabi Bank PJSC	2,165,138

	United Kingdom — 0.3%

38,461	Unilever Plc	1,964,318

	United States — 3.7%

48,900	Apple, Inc.	8,083,170

7,400	Meta Platforms, Inc. – Class A *	2,401,004

103,300	PepsiCo, Inc.	16,505,274

39,900	TaskUS, Inc. – Class A *	1,777,545

	Total United States	28,766,993

	Vietnam — 0.8%

1,373,800	Bank for Foreign Trade of Vietnam JSC	5,986,897

	TOTAL COMMON STOCKS (COST $646,223,124)	683,284,661

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 6.2%

	Brazil — 0.3%

83,100	iShares MSCI Brazil ETF	2,409,069

	Russia — 3.7%

1,002,200	VanEck Russia ETF	28,342,216

	Saudi Arabia — 2.2%

427,400	iShares MSCI Saudi Arabia ETF	16,835,286

	TOTAL INVESTMENT FUNDS (COST $45,645,721)	47,586,571

	MUTUAL FUNDS — 0.3%

	United States — 0.3%

	Affiliated Issuers — 0.3%

464,840	GMO U.S. Treasury Fund	2,338,143

	TOTAL MUTUAL FUNDS (COST $2,338,143)	2,338,143

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.1%

608,544	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	608,544

	U.S. Government — 0.2%

1,500,000	U.S. Treasury Bill, 0.22%, due 11/03/22 (d)	1,496,993

	TOTAL SHORT-TERM INVESTMENTS (COST $2,106,326)	2,105,537

	TOTAL INVESTMENTS — 95.4% (Cost $696,313,314)	735,314,912

	Other Assets and Liabilities (net) — 4.6%	35,739,338

	TOTAL NET ASSETS — 100.0%	$771,054,250

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2021

Laxmi Organic Industries Ltd	03/02/21	$1,924,110	0.79%	$6,100,312

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
66	HSCEI Futures	December 2021	$3,550,103	$(192,947)

Sales
128	SGX Nifty 50	December 2021	$4,363,323	$133,442

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The security is restricted as to resale.

(b)	Investment valued using significant unobservable inputs.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(d)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.2%

	Brazil — 0.4%

35,600	Blau Farmaceutica SA	213,403

54,700	CPFL Energia SA	256,869

71,800	Transmissora Alianca de Energia Eletrica SA	460,161

142,150	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	282,689

	Total Brazil	1,213,122

	Chile — 0.3%

24,990	CAP SA	225,739

55,591	Cencosud Shopping SA	58,939

20,000	Cia Cervecerias Unidas SA Sponsored ADR	321,400

2,978,030	Colbun SA	195,262

92,049	Inversiones La Construccion SA	278,261

	Total Chile	1,079,601

	Czech Republic — 0.3%

9,265	Moneta Money Bank AS *	39,473

12,681	O2 Czech Republic AS *	147,722

994	Philip Morris CR AS	686,559

	Total Czech Republic	873,754

	Egypt — 0.4%

220,475	Commercial International Bank Egypt SAE *	717,662

992,792	Eastern Co SAE	705,348

2,750	Misr Fertilizers Production Co SAE	16,719

	Total Egypt	1,439,729

	Hungary — 0.3%

20,799	MOL Hungarian Oil & Gas Plc	156,308

13,286	OTP Bank Nyrt *	733,603

	Total Hungary	889,911

	India — 4.5%

20,000	Axis Bank Ltd GDR (Registered) *	886,776

104,200	HDFC Bank Ltd ADR	6,821,974

120,900	ICICI Bank Ltd Sponsored ADR	2,231,814

200,100	Infosys Ltd Sponsored ADR	4,518,258

8,400	WNS Holdings Ltd ADR *	706,188

	Total India	15,165,010

	Indonesia — 1.6%

3,092,500	Bank Central Asia Tbk PT	1,571,386

1,310,400	Bank Mandiri Persero Tbk PT	639,710

9,643,200	Bank Rakyat Indonesia Persero Tbk PT	2,747,705

72,900	Indo Tambangraya Megah Tbk PT	109,475

1,456,600	Telkom Indonesia Persero Tbk PT	405,555

	Total Indonesia	5,473,831

	Luxembourg — 1.0%

85,400	Ternium SA Sponsored ADR	3,261,426

Shares	Description	Value ($)

	Malaysia — 0.1%

173,100	Kossan Rubber Industries Bhd	88,369

422,200	Supermax Corp Bhd	188,469

	Total Malaysia	276,838

	Mexico — 8.0%

153,900	America Movil SAB de CV – Class L Sponsored ADR	2,680,938

2,266,600	America Movil SAB de CV – Series L	1,984,101

99,300	Arca Continental SAB de CV	605,502

417,600	Banco del Bajio SA	704,813

535,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	657,694

81,100	Cemex SAB de CV Sponsored ADR *	498,765

7,300	Coca-Cola Femsa SAB de CV Sponsored ADR	358,576

539,400	Credito Real SAB de CV SOFOM ER *	187,410

180,300	Fomento Economico Mexicano SAB de CV	1,279,106

58,400	Fomento Economico Mexicano SAB de CV Sponsored ADR	4,131,216

5	Gruma SAB de CV – Class B	60

2,900	Grupo Aeroportuario del Pacifico SAB de CV – Class B *	33,549

11,330	Grupo Aeroportuario del Sureste SAB de CV – Class B	208,186

994,200	Grupo Financiero Banorte SAB de CV – Class O	5,922,775

473,700	Grupo Mexico SAB de CV – Series B	1,973,004

216,800	Industrias Bachoco SAB de CV – Series B	722,818

200	Kimberly-Clark de Mexico SAB de CV – Class A	315

300	Orbia Advance Corp SAB de CV	700

63,300	Qualitas Controladora SAB de CV	275,459

94,700	Regional SAB de CV	446,725

1,383,700	Wal-Mart de Mexico SAB de CV	4,349,371

	Total Mexico	27,021,083

	Peru — 0.7%

11,900	Credicorp Ltd	1,404,200

18,100	Southern Copper Corp	1,058,850

	Total Peru	2,463,050

	Philippines — 0.4%

64,460	GT Capital Holdings Inc	727,266

638,300	Puregold Price Club Inc	520,167

	Total Philippines	1,247,433

	Poland — 0.3%

2,284	Bank Polska Kasa Opieki SA	65,955

120,881	Powszechny Zaklad Ubezpieczen SA	1,054,110

	Total Poland	1,120,065

	Russia — 18.7%

3,382,920	Alrosa PJSC	5,880,895

120	Detsky Mir PJSC	224

455,779	Etalon Group Plc GDR (Registered)	616,128

125,272	Evraz Plc	954,989

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

301,440,000	Federal Grid Co Unified Energy System PJSC	680,352

101,380	Gazprom Neft PJSC	680,006

787	Gazprom Neft PJSC Sponsored ADR	26,336

253,058	Gazprom PJSC Sponsored ADR	2,244,851

10,344,400	Inter RAO UES PJSC	597,078

79,284	LUKOIL PJSC Sponsored ADR	6,876,418

15,367	Magnit PJSC Sponsored GDR (Registered)	236,904

3,799,040	Magnitogorsk Iron & Steel Works PJSC	3,050,941

76,123	MMC Norilsk Nickel PJSC ADR	2,179,504

25,000	Mobile TeleSystems PJSC	98,562

198,600	Mobile TeleSystems PJSC Sponsored ADR	1,590,786

437,790	Moscow Exchange MICEX-RTS PJSC	894,901

9,337	Novatek PJSC Sponsored GDR (Registered)	2,036,868

381,910	Novolipetsk Steel PJSC	1,112,253

91,695	Novolipetsk Steel PJSC GDR	2,643,681

32,311	PhosAgro PJSC GDR (Registered)	712,594

258,004	Polymetal International Plc	4,706,901

5,594	Polyus PJSC	1,090,411

10,769	Polyus PJSC GDR (Registered)	1,029,373

83,900	QIWI Plc Sponsored ADR	718,184

11,103	Ros Agro Plc GDR (Registered)	168,952

70	Rostelecom PJSC	80

65,167,000	RusHydro PJSC	644,971

17,394	RusHydro PJSC ADR	16,165

717,424	Sberbank of Russia PJSC Sponsored ADR	12,089,713

130,533	Severstal PAO GDR (Registered)	2,731,486

2,387,800	Surgutneftegas PJSC	1,183,610

77,029	Tatneft PJSC Sponsored ADR	2,913,805

19,898	TCS Group Holding Plc GDR (Registered)	1,942,128

458,850	United Co Rusal International PJSC *	425,823

9,707	X5 Retail Group NV GDR (Registered)	268,440

	Total Russia	63,044,313

	South Africa — 0.4%

258	Anglo American Platinum Ltd	27,592

2,731	Capitec Bank Holdings Ltd	313,382

31,423	FirstRand Ltd	109,890

11,492	Kumba Iron Ore Ltd	325,349

1,902	Nedbank Group Ltd	19,660

570,934	Old Mutual Ltd	435,596

21,569	Sanlam Ltd	75,096

	Total South Africa	1,306,565

	South Korea — 18.6%

29,819	BNK Financial Group Inc	200,612

9,028	Cheil Worldwide Inc	164,824

747	CJ CheilJedang Corp	222,637

74,325	Daewoo Engineering & Construction Co Ltd *	336,496

12,355	Daewoo Shipbuilding & Marine Engineering Co Ltd *	240,256

60,113	Daou Data Corp	654,453

3,375	DB Insurance Co Ltd	152,961

1,991	DL E&C Co Ltd *	185,166

Shares	Description	Value ($)

	South Korea — continued

160	DL Holdings Co Ltd	7,523

149,218	Dongwon Development Co Ltd	603,639

8,357	Fila Holdings Corp	245,877

20,953	GS Engineering & Construction Corp	646,772

68,898	Hana Financial Group Inc	2,289,981

13,586	HDC Hyundai Development Co-Engineering & Construction	237,494

17,190	Hyundai Engineering & Construction Co Ltd	638,665

13,457	Hyundai Marine & Fire Insurance Co Ltd	260,227

2,564	Hyundai Mobis Co Ltd	475,867

84,213	KB Financial Group Inc	3,742,670

5,061	KCC Glass Corp	224,877

8,714	Kia Corp	570,325

1,143	Kolon Industries Inc	67,921

6,672	Korea Investment Holdings Co Ltd	421,753

2,929	Korea Petrochemical Ind Co Ltd	420,254

145,799	Korea Real Estate Investment & Trust Co Ltd	313,790

1,669	Korea Zinc Co Ltd	695,141

36,040	KT Skylife Co Ltd	261,511

31,660	KT&G Corp	2,182,264

6,268	Kumho Petrochemical Co Ltd	813,390

84	LG Chem Ltd	49,207

3,356	LG Electronics Inc	326,648

722	LG Household & Health Care Ltd	640,300

2,103	LG Innotek Co Ltd	536,769

7,466	Lotte Chemical Corp	1,264,905

2,829	LX Semicon Co Ltd	254,597

11,290	NH Investment & Securities Co Ltd	117,229

17,370	POSCO	3,813,675

12,825	Posco International Corp	201,790

7,300	POSCO Sponsored ADR	402,741

3,585	Samsung C&T Corp	317,996

2,164	Samsung Electro-Mechanics Co Ltd	303,039

469,811	Samsung Electronics Co Ltd	28,200,973

37,591	Samsung Engineering Co Ltd *	656,378

6,610	Samsung Fire & Marine Insurance Co Ltd	1,124,612

15,292	Samsung Life Insurance Co Ltd	766,563

13,125	Sangsangin Co Ltd *	84,859

86,301	Shinhan Financial Group Co Ltd	2,509,747

1,371	Shinsegae Inc	251,025

5,095	SK Hynix Inc	487,088

5,065	SK Square Co Ltd *	289,940

7,834	SK Telecom Co Ltd	358,711

13,751	Spigen Korea Co Ltd	451,490

221,008	Woori Financial Group Inc	2,339,217

	Total South Korea	63,026,845

	Taiwan — 35.5%

31,000	Accton Technology Corp	321,992

363,000	Acer Inc	360,780

10,000	Advanced Ceramic X Corp	128,298

20,000	Advantech Co Ltd	274,590

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

16,000	Airtac International Group	489,673

1,171,000	AmTRAN Technology Co Ltd	768,889

9,000	Arcadyan Technology Corp	35,591

197,000	ASE Technology Holding Co Ltd	718,114

266,000	Asia Vital Components Co Ltd	839,234

11,000	ASROCK Inc	94,297

155,000	Asustek Computer Inc	1,959,654

86,000	Aten International Co Ltd	248,739

376,000	AU Optronics Corp	270,863

20,000	Aurora Corp	64,844

175,000	Catcher Technology Co Ltd	971,892

2,323,000	Cathay Financial Holding Co Ltd	4,990,696

300,000	Chailease Holding Co Ltd	2,654,102

52,000	Chicony Electronics Co Ltd	148,305

1,082,000	China Development Financial Holding Corp	635,248

571,000	China General Plastics Corp	690,618

307,720	China Life Insurance Co Ltd	338,677

3,341,000	China Steel Corp	3,897,857

185,000	Chipbond Technology Corp	445,583

478,000	Chung Hung Steel Corp	597,825

569,000	Chunghwa Telecom Co Ltd	2,289,120

7,000	Cleanaway Co Ltd	61,618

206,000	CTBC Financial Holding Co Ltd	180,337

208,000	Delta Electronics Inc	1,912,127

8,000	E Ink Holdings Inc	36,200

955,000	E.Sun Financial Holding Co Ltd	922,993

28,000	Eclat Textile Co Ltd	582,907

48,000	Elan Microelectronics Corp	278,488

114,000	Elite Material Co Ltd	1,146,978

92,000	Elite Semiconductor Microelectronics Technology Inc	529,116

64,000	Everlight Electronics Co Ltd	117,548

32,000	Feng Hsin Steel Co Ltd	89,351

99,000	FLEXium Interconnect Inc *	365,174

35,000	Flytech Technology Co Ltd	90,900

110,000	Formosa Advanced Technologies Co Ltd	152,489

115,000	Formosa Chemicals & Fibre Corp	321,370

907,000	Formosa Plastics Corp	3,326,621

823,000	Foxconn Technology Co Ltd	1,922,640

1,674,000	Fubon Financial Holding Co Ltd	4,387,712

159,000	Gigabyte Technology Co Ltd	776,818

19,000	Global Mixed Mode Technology Inc	179,688

20,000	Global Unichip Corp	421,020

378,000	Grand Pacific Petrochemical	387,365

66,000	Greatek Electronics Inc	182,519

1,292,000	HannStar Display Corp	706,899

24,000	Hiwin Technologies Corp	245,488

51,000	Holtek Semiconductor Inc	192,712

1,052,000	Hon Hai Precision Industry Co Ltd	3,898,089

288,000	IEI Integration Corp	452,208

225,000	Inventec Corp	207,799

2,000	King Slide Works Co Ltd	34,628

Shares	Description	Value ($)

	Taiwan — continued

502,000	King’s Town Bank Co Ltd	724,985

48,000	Kung Long Batteries Industrial Co Ltd	237,016

58,000	Largan Precision Co Ltd	4,133,447

330,000	Lite-On Technology Corp	713,469

136,000	MediaTek Inc	4,930,085

737,000	Mega Financial Holding Co Ltd	905,667

210,000	Micro-Star International Co Ltd	1,228,837

100,000	Mitac Holdings Corp	115,058

764,000	Nan Ya Plastics Corp	2,263,547

246,000	Nantex Industry Co Ltd	747,122

63,000	Nanya Technology Corp	167,443

119,000	Novatek Microelectronics Corp	1,981,513

121,000	OptoTech Corp	252,218

192,000	Pegatron Corp	458,842

107,000	Phison Electronics Corp	1,588,170

129,000	Powertech Technology Inc	458,351

116,000	Quanta Computer Inc	357,386

212,000	Radiant Opto-Electronics Corp	730,910

35,000	Realtek Semiconductor Corp	694,367

126,000	Ruentex Development Co Ltd	289,780

105,000	Shanghai Commercial & Savings Bank Ltd (The)	174,667

768,000	Shin Kong Financial Holding Co Ltd	290,914

20,000	Simplo Technology Co Ltd	235,532

503,000	SinoPac Financial Holdings Co Ltd	275,983

111,000	Sitronix Technology Corp	1,118,961

44,000	Sonix Technology Co Ltd	145,714

33,000	Supreme Electronics Co Ltd	53,073

527,000	TA Chen Stainless Pipe *	867,835

114,000	Taita Chemical Co Ltd	137,479

1,281,000	Taiwan Cement Corp	2,114,658

365,000	Taiwan Glass Industry Corp	347,128

300,000	Taiwan PCB Techvest Co Ltd	498,841

288,200	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	33,762,630

47,000	Taiwan Union Technology Corp	171,029

26,000	TCI Co Ltd	193,552

27,000	Tripod Technology Corp	120,913

119,000	Tung Ho Steel Enterprise Corp	181,268

88,000	TXC Corp	332,679

152,000	Uni-President Enterprises Corp	356,423

108,000	United Integrated Services Co Ltd	690,591

113,800	United Microelectronics Corp Sponsored ADR	1,323,494

83,000	Universal Inc	130,683

603,000	USI Corp	674,949

341,000	Vanguard International Semiconductor Corp	1,899,790

151,000	Walsin Technology Corp *	937,449

215,000	Weikeng Industrial Co Ltd	228,605

28,000	Yageo Corp	457,375

1,232,000	Yuanta Financial Holding Co Ltd	1,046,758

	Total Taiwan	120,092,469

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.7%

268,500	Bangkok Bank Pcl NVDR	896,499

385,300	CP ALL Pcl NVDR	667,470

133,600	Kasikornbank Pcl NVDR	520,251

62,700	Siam Commercial Bank Pcl NVDR (The)	226,353

	Total Thailand	2,310,573

	Turkey — 1.0%

1,891,598	Akbank TAS	919,760

654,974	Enerjisa Enerji AS	634,828

318,068	Eregli Demir ve Celik Fabrikalari TAS	522,535

795,699	Turkiye Garanti Bankasi AS	679,016

3,250,936	Yapi ve Kredi Bankasi AS	744,014

	Total Turkey	3,500,153

	United Arab Emirates — 0.6%

370,457	First Abu Dhabi Bank PJSC	1,929,498

	United Kingdom — 0.4%

30,000	Unilever Plc	1,532,189

	TOTAL COMMON STOCKS (COST $333,214,783)	318,267,458

	PREFERRED STOCKS (a) — 1.6%

	Brazil — 0.5%

434,500	Cia Energetica de Minas Gerais	1,015,560

70,200	Cia Energetica de Minas Gerais Sponsored ADR	161,460

368,600	Cia Paranaense de Energia – Class B	402,573

	Total Brazil	1,579,593

	Chile — 0.3%

15,700	Sociedad Quimica y Minera de Chile SA Sponsored ADR	977,482

	Russia — 0.8%

3,948,700	Surgutneftegas PJSC	1,997,525

363	Transneft PJSC	692,370

	Total Russia	2,689,895

	TOTAL PREFERRED STOCKS (COST $5,407,170)	5,246,970

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%

25,687	CP ALL Pcl NVDR Rights, Expires 12/31/21 *	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	INVESTMENT FUNDS — 3.1%

	United States — 3.1%

173,425	iShares Core MSCI Emerging Markets ETF	10,426,311

	TOTAL INVESTMENT FUNDS (COST $10,899,982)	10,426,311

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

19,889	GMO U.S. Treasury Fund	100,042

	TOTAL MUTUAL FUNDS (COST $100,042)	100,042

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 0.1%

467,470	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	467,470

	U.S. Government — 1.1%

3,655,000	U.S. Treasury Bill, 0.22%, due 11/03/22 (c)	3,647,672

	TOTAL SHORT-TERM INVESTMENTS (COST $4,116,157)	4,115,142

	TOTAL INVESTMENTS — 100.1% (Cost $353,738,134)	338,155,923

	Other Assets and Liabilities (net) — (0.1%)	(325,837)

	TOTAL NET ASSETS — 100.0%	$337,830,086

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(c)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.5%

	Argentina — 0.1%

190,300	Banco BBVA Argentina SA ADR *	565,191

190,500	Grupo Financiero Galicia SA ADR	1,653,540

	Total Argentina	2,218,731

	Brazil — 0.7%

796,500	Blau Farmaceutica SA	4,774,594

328,600	CPFL Energia SA	1,543,093

308,700	Enjoei.com.br Atividades de Internet SA *	158,692

4,631,300	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	9,210,124

	Total Brazil	15,686,503

	Chile — 0.0%

333,998	Cencosud Shopping SA	354,112

7,527,391	Colbun SA	492,925

	Total Chile	847,037

	China — 27.4%

2,712,000	361 Degrees International Ltd *	1,356,733

69,500	A-Living Smart City Services Co Ltd	163,813

1,852,300	Agricultural Bank of China Ltd – Class A	845,311

85,676,590	Agricultural Bank of China Ltd – Class H	28,296,633

704,000	AK Medical Holdings Ltd	601,636

164,426	Alibaba Group Holding Ltd Sponsored ADR *	20,969,248

334,200	ANTA Sports Products Ltd	5,336,750

1,400	Ascentage Pharma Group International * (a)	5,821

142,400	Autohome Inc ADR	4,865,808

604,000	AviChina Industry & Technology Co Ltd – Class H	397,263

90,100	Baidu Inc Sponsored ADR *	13,500,584

16,329,600	Bank of China Ltd – Class A	7,815,733

19,431,000	Bank of China Ltd – Class H	6,747,144

100,000	Baozun Inc Sponsored ADR *	1,379,000

493,200	BEST Inc ADR * (a)	512,928

50,700	Beyondspring Inc *	647,439

532,700	Budweiser Brewing Co APAC Ltd	1,352,706

55,500	Burning Rock Biotech Ltd ADR *	858,030

1,620,000	BYD Electronic International Co Ltd (a)	5,993,251

5,599,000	China Aoyuan Group Ltd	1,565,250

866,000	China BlueChemical Ltd – Class H	262,868

9,865,878	China Communications Services Corp Ltd – Class H	4,696,739

844,500	China Construction Bank Corp – Class A	761,549

70,802,148	China Construction Bank Corp – Class H	46,135,108

10,880,000	China Datang Corp Renewable Power Co Ltd – Class H	4,182,531

4,905,000	China Dongxiang Group Co Ltd	448,549

1,205,500	China East Education Holdings Ltd *	1,258,370

217,000	China Education Group Holdings Ltd	399,177

456,000	China Everbright Ltd	491,203

19,704,000	China Feihe Ltd	26,358,423

Shares	Description	Value ($)

	China — continued

560,600	China Gas Holdings Ltd	1,011,385

214,480	China International Marine Containers Group Co Ltd – Class A	573,006

1,841,000	China Lesso Group Holdings Ltd	2,673,547

875,000	China Longyuan Power Group Corp Ltd – Class H	1,788,558

707,000	China Medical System Holdings Ltd	1,157,920

1,556,764	China Merchants Bank Co Ltd – Class A	12,078,817

1,762,200	China Molybdenum Co Ltd – Class A	1,629,707

366,000	China New Higher Education Group Ltd	183,756

2,280,000	China Oriental Group Co Ltd	602,617

1,572,500	China Overseas Land & Investment Ltd	3,615,108

589,011	China Pacific Insurance Group Co Ltd – Class A	2,501,415

1,078,828	China Petroleum & Chemical Corp – Class A	681,462

1,874,000	China Petroleum & Chemical Corp – Class H	816,894

1,345,141	China Railway Group Ltd – Class A	1,117,174

3,275,132	China Railway Signal & Communication Corp Ltd – Class A	2,497,076

6,414,000	China Reinsurance Group Corp – Class H	599,920

1,088,000	China Resources Gas Group Ltd	5,633,360

3,774,000	China Resources Land Ltd	15,766,696

2,108,000	China Resources Pharmaceutical Group Ltd	916,404

856,000	China Risun Group Ltd	517,669

292,381	China Tourism Group Duty Free Corp Ltd – Class A	9,440,683

2,008,000	Chongqing Rural Commercial Bank Co Ltd – Class H	684,955

924,000	CIFI Ever Sunshine Services Group Ltd	1,554,599

360,000	CSPC Pharmaceutical Group Ltd	373,233

2,445,000	Dongyue Group Ltd (a)	4,617,682

1,018,300	ENN Energy Holdings Ltd	19,065,782

10,475,028	Fangda Special Steel Technology Co Ltd – Class A	11,882,670

254,300	Fuyao Glass Industry Group Co Ltd – Class A	1,849,507

537,200	Gaotu Techedu Inc *	1,434,324

4,074,000	GCL New Energy Holdings Ltd *	161,182

276,000	Geely Automobile Holdings Ltd	819,364

909,000	Greenland Hong Kong Holdings Ltd	183,723

303,322	Hangzhou Robam Appliances Co Ltd – Class A	1,494,929

5,986,938	Hisense Home Appliances Group Co Ltd – Class A	10,664,577

280,000	Hisense Home Appliances Group Co Ltd – Class H	269,423

96,100	Hollysys Automation Technologies Ltd *	1,485,706

2,004,000	Hope Education Group Co Ltd	437,063

10,248,000	Hua Han Health Industry Holdings Ltd * (b)	—

1,000	Huabao International Holdings Ltd	2,869

428,100	Huayu Automotive Systems Co Ltd – Class A	1,731,750

190,500	HUYA Inc ADR *	1,640,205

41,800	iClick Interactive Asia Group Ltd ADR *	277,134

52,322,847	Industrial & Commercial Bank of China Ltd – Class H	27,649,122

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

3,729,128	Inner Mongolia Eerduosi Resources Co Ltd – Class A	15,389,539

168,000	InnoCare Pharma Ltd *	426,566

533,000	Joy Spreader Group Inc * (a)	149,448

1,196,500	JS Global Lifestyle Co Ltd	2,349,066

546,000	JW Cayman Therapeutics Co Ltd *	882,890

10,548,000	Kaisa Group Holdings Ltd *	1,433,814

178,400	KE Holdings Inc ADR *	3,569,784

351,500	Kingboard Laminates Holdings Ltd	616,318

21,000	Koolearn Technology Holding Ltd * (a)	21,940

2,948,000	Kunlun Energy Co Ltd	2,772,555

42,213	Kweichow Moutai Co Ltd – Class A	12,793,486

1,466,500	KWG Group Holdings Ltd	1,087,482

610,000	KWG Living Group Holdings Ltd	368,751

404,542	Lao Feng Xiang Co Ltd – Class A	2,880,209

496,000	Lifetech Scientific Corp *	268,130

1,077,000	Logan Group Co Ltd	1,039,162

124,000	Longfor Group Holdings Ltd	588,599

2,653,000	Lonking Holdings Ltd	684,470

495,400	Lufax Holding Ltd ADR *	3,160,652

745,000	Luye Pharma Group Ltd *	341,546

218,100	Midea Group Co Ltd – Class A	2,328,730

3,660,000	MMG Ltd *	1,325,564

190,000	Mobvista Inc *	165,935

9,700	NetEase Inc ADR	1,044,981

368,000	Netjoy Holdings Ltd *	144,126

704,000	Newborn Town Inc *	348,038

949,000	Nexteer Automotive Group Ltd	1,226,902

311,100	OneConnect Financial Technology Co Ltd *	796,416

918,000	PAX Global Technology Ltd	710,288

25,721,000	PICC Property & Casualty Co Ltd – Class H	21,989,964

46,983	Ping An Insurance Group Co of China Ltd – Class A	355,307

133,000	Ping An Insurance Group Co of China Ltd – Class H	921,988

228,800	Poly Property Services Co Ltd – Class H	1,555,065

18,211,310	Postal Savings Bank of China Co Ltd – Class A	14,477,453

395,000	Q Technology Group Co Ltd	555,789

4,526,400	Qingling Motors Co Ltd – Class H	909,857

44,500	Remegen Co Ltd – Class H *	601,409

38,700	ReneSola Ltd ADR * (a)	267,030

165,000	Sany Heavy Equipment International Holdings Co Ltd	171,300

192,000	Shanghai Fudan Microelectronics Group Co Ltd – Class H *	695,120

547,217	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	1,284,541

1,984,000	Shenzhen Investment Ltd	450,331

1,978,581	Shenzhen YUTO Packaging Technology Co Ltd – Class A	9,823,393

102,900	Shenzhou International Group Holdings Ltd	1,932,240

5,467,000	Sihuan Pharmaceutical Holdings Group Ltd * (a)	1,065,931

2,044,000	Sinopec Engineering Group Co Ltd – Class H	995,033

Shares	Description	Value ($)

	China — continued

2,022,000	Sinotruk Hong Kong Ltd	2,992,243

217,000	SITC International Holdings Co Ltd	866,347

1,594,000	SSY Group Ltd	797,204

259,600	Sunny Optical Technology Group Co Ltd	7,819,361

416,000	TCL Electronics Holdings Ltd *	218,745

830,265	Tencent Holdings Ltd	48,420,272

115,100	Tencent Holdings Ltd ADR	6,727,595

56,900	Tencent Music Entertainment Group ADR *	409,111

1,466,000	Tianli Education International Holdings Ltd	349,437

256,300	Up Fintech Holding Ltd ADR *	1,548,052

899,600	Vipshop Holdings Ltd ADR *	8,789,092

4,963,335	Weifu High-Technology Group Co Ltd – Class A	16,389,353

703,000	Xiabuxiabu Catering Management China Holdings Co Ltd *	485,488

2,956,000	Xinyi Glass Holdings Ltd	7,210,604

18,660,400	Yangzijiang Shipbuilding Holdings Ltd	17,714,450

197,600	Yeahka Ltd * (a)	707,738

21,700	Youdao Inc ADR * (a)	344,162

1,261,500	Zhaojin Mining Industry Co Ltd – Class H	1,316,826

68,307	Zhejiang Supor Co Ltd – Class A	661,297

2,529,362	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	5,016,827

1,406,000	Zhenro Properties Group Ltd	793,332

411,000	Zhongsheng Group Holdings Ltd	3,366,428

1,270,000	Zhou Hei Ya International Holdings Co Ltd * (a)	1,166,640

4,190,678	Zijin Mining Group Co Ltd – Class A	6,724,331

1,465,000	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	961,888

	Total China	601,052,532

	Czech Republic — 0.2%

1,076,348	Moneta Money Bank AS *	4,585,699

699	Philip Morris CR AS	482,802

	Total Czech Republic	5,068,501

	India — 6.3%

6,869	Adani Transmission Ltd *	163,660

219,434	Asian Paints Ltd	9,185,723

27,020	AU Small Finance Bank Ltd *	393,424

754,169	Axis Bank Ltd *	6,530,238

38,800	Azure Power Global Ltd *	799,280

3,891	Clean Science & Technology Ltd *	111,088

11,567,064	Gayatri Projects Ltd * (c)	4,788,443

34,562	Godrej Properties Ltd *	901,845

31,197	Graphite India Ltd	168,549

980,934	HCL Technologies Ltd	14,866,713

195,803	HDFC Bank Ltd	3,871,878

223,369	Hindustan Unilever Ltd	6,893,682

149,725	Hindustan Zinc Ltd *	662,626

215,355	Housing Development Finance Corp Ltd	7,684,897

1,139,177	ICICI Bank Ltd	10,732,602

1,698,234	Indiabulls Real Estate Ltd *	3,791,342

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued

608,400	Infosys Ltd Sponsored ADR	13,737,672

56,254	Ipca Laboratories Ltd	1,572,065

2,561,259	Jai Balaji Industries Ltd *	1,822,670

1,128,660	Kiri Industries Ltd *	6,721,339

16,505	Larsen & Toubro Infotech Ltd	1,487,850

10,200	MakeMyTrip Ltd *	248,370

209,367	Mindtree Ltd	11,907,372

985,735	NCC Ltd	929,632

73,894	Oberoi Realty Ltd *	815,541

176,742	Prestige Estates Projects Ltd	989,233

872,102	REC Ltd	1,575,882

97,278	Redington India Ltd	188,813

56,735	Sobha Ltd	643,002

38,627	Sterlite Technologies Ltd	141,200

29,315	Sunteck Realty Ltd	169,547

308,777	Tata Consultancy Services Ltd	14,535,718

266,397	Titan Co Ltd	8,400,220

640,646	TV18 Broadcast Ltd *	352,170

	Total India	137,784,286

	Indonesia — 2.0%

42,458,600	Bank Central Asia Tbk PT	21,574,402

6,653,600	Bank Mandiri Persero Tbk PT	3,248,151

4,682,400	Bank Negara Indonesia Persero Tbk PT	2,216,317

12,395,000	Bank Pembangunan Daerah Jawa Timur Tbk PT	644,752

35,928,100	Bank Rakyat Indonesia Persero Tbk PT	10,237,245

411,891	Indo Tambangraya Megah Tbk PT	618,545

174,631,700	Panin Financial Tbk PT *	2,170,819

20,071,400	Ramayana Lestari Sentosa Tbk PT *	1,035,665

3,479,800	Telkom Indonesia Persero Tbk PT	968,865

2,025,600	Timah Tbk PT *	223,039

	Total Indonesia	42,937,800

	Kuwait — 0.9%

175,067	Humansoft Holding Co KSC	1,855,387

6,576,715	Kuwait Finance House KSCP	17,209,709

935,581	Kuwait Projects Holding KSCP	434,821

	Total Kuwait	19,499,917

	Malaysia — 0.1%

1,039,900	Kossan Rubber Industries Bhd	530,876

2,536,400	Supermax Corp Bhd	1,132,241

	Total Malaysia	1,663,117

	Mexico — 4.3%

809,700	Banco del Bajio SA	1,366,587

3,035,800	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	3,732,013

166,800	Concentradora Fibra Danhos SA de CV (REIT)	168,803

1,055,500	Credito Real SAB de CV SOFOM ER *	366,724

79,200	El Puerto de Liverpool SAB de CV – Class C1	302,395

224,900	Fomento Economico Mexicano SAB de CV	1,595,513

Shares	Description	Value ($)

	Mexico — continued

91,900	Fomento Economico Mexicano SAB de CV Sponsored ADR	6,501,006

8,039,100	Grupo Financiero Banorte SAB de CV – Class O	47,891,553

2,378,100	Grupo Mexico SAB de CV – Series B	9,905,007

117,827	Qualitas Controladora SAB de CV	512,740

288,100	Regional SAB de CV	1,359,045

75,900	Ternium SA Sponsored ADR	2,898,621

409,321	Unifin Financiera SAB de CV SOFOM ENR *	640,444

4,996,100	Wal-Mart de Mexico SAB de CV	15,704,192

	Total Mexico	92,944,643

	Philippines — 0.4%

100,380	GT Capital Holdings Inc	1,132,531

275,490	Manila Electric Co	1,572,246

23,166,800	Megaworld Corp	1,441,998

9,165,000	Metro Pacific Investments Corp	736,100

1,623,200	Puregold Price Club Inc	1,322,788

5,311,300	Semirara Mining & Power Corp	2,408,623

	Total Philippines	8,614,286

	Poland — 0.1%

37,412	Budimex SA	1,979,557

	Qatar — 0.6%

269,427	Doha Bank QPSC	226,055

36,398	Qatar Electricity & Water Co QSC	164,753

2,206,926	Qatar National Bank QPSC	11,731,929

866,551	Qatar National Cement Co QSC	1,217,965

	Total Qatar	13,340,702

	Russia — 13.6%

29,247,000	Alrosa PJSC	50,843,213

313,290	Detsky Mir PJSC	585,357

67,970	Evraz Plc	518,157

1,224,300,000	Federal Grid Co Unified Energy System PJSC	2,763,251

653,911	Fix Price Group Ltd GDR (b)	5,015,497

555,544	Globaltrans Investment Plc Sponsored GDR (Registered)	3,923,427

71,850,300	Inter RAO UES PJSC	4,147,197

232,567	LSR Group PJSC	2,343,337

3	LSR Group PJSC GDR (Registered) (b)	6

181,337	LUKOIL PJSC Sponsored ADR	15,727,626

124,145	M.Video PJSC	924,312

15,521	Magnit PJSC Sponsored GDR (Registered)	239,278

13,366,940	Magnitogorsk Iron & Steel Works PJSC	10,734,750

212,079	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	2,197,710

184,800	Mechel PJSC Sponsored ADR * (a)	530,376

367,294	MMC Norilsk Nickel PJSC ADR	10,516,120

432,940	Mobile TeleSystems PJSC	1,706,864

250,508	Mobile TeleSystems PJSC Sponsored ADR	2,006,569

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

5,453,597	Moscow Exchange MICEX-RTS PJSC	11,147,877

3,938	Novatek PJSC Sponsored GDR (Registered)	859,076

1,000,525	Novolipetsk Steel PJSC GDR	28,846,379

1,002,792	Polymetal International Plc	18,294,455

1,484	Polyus PJSC	289,269

178,162	Polyus PJSC GDR (Registered)	17,029,916

470,315	QIWI Plc Sponsored ADR (d)	4,025,896

11,693	QIWI Plc Sponsored ADR (d)	99,688

70,353	Safmar Financial Investment *	485,307

2,016,136	Sberbank of Russia PJSC Sponsored ADR	33,975,035

692,276	Severstal PAO GDR (Registered)	14,486,318

21,153,600	Surgutneftegas PJSC	10,485,640

4,246,320	Surgutneftegas PJSC Sponsored ADR	20,615,340

381,036	Tatneft PJSC Sponsored ADR	14,413,593

23,638	TCS Group Holding Plc GDR (Registered)	2,254,500

36,770,000	Unipro PJSC	1,354,018

427,610	United Co Rusal International PJSC *	396,832

121,830	X5 Retail Group NV GDR (Registered)	3,369,118

	Total Russia	297,151,304

	South Africa — 0.3%

389,794	Investec Ltd	1,973,870

90,769	Kumba Iron Ore Ltd	2,569,754

546,611	Lewis Group Ltd	1,651,058

10,943,301	RMB Holdings Ltd	1,013,219

	Total South Africa	7,207,901

	South Korea — 8.9%

20,869	APTC Co Ltd	276,832

2,463	CJ Corp	165,791

544,571	Daewoo Engineering & Construction Co Ltd *	2,465,471

74,231	Daewoo Shipbuilding & Marine Engineering Co Ltd *	1,443,502

9,598	Daewoong Co Ltd	249,597

57,970	DB Insurance Co Ltd	2,627,300

12,686	DL Holdings Co Ltd	596,467

9,930	Dongkuk Steel Mill Co Ltd	118,153

1,295	Dongwha Enterprise Co Ltd *	120,960

986,019	Dongwon Development Co Ltd	3,988,793

115	Dongwon Systems Corp	5,027

11,745	Doosan Bobcat Inc *	357,536

6,868	ENF Technology Co Ltd	157,728

68,941	Fila Holdings Corp	2,030,100

12,556	Fine Semitech Corp	229,966

145,793	GS Engineering & Construction Corp	4,500,299

4,516	HAESUNG DS Co Ltd	172,018

149,587	Hana Financial Group Inc	4,971,862

13,252	Hana Materials Inc	667,564

11,277	Hankook & Co Co Ltd	144,024

26,583	Hankook Tire & Technology Co Ltd	861,901

24,503	Hanmi Semiconductor Co Ltd	669,587

50,477	Hanwha Aerospace Co Ltd	1,727,609

770,155	Hanwha Investment & Securities Co Ltd *	3,360,025

Shares	Description	Value ($)

	South Korea — continued

241,105	HDC Hyundai Development Co-Engineering & Construction	4,214,714

8,650	Helixmith Co Ltd *	179,159

2,457	Hyosung Heavy Industries Corp *	123,737

13,695	Hyundai Autoever Corp	1,287,381

185,513	Hyundai Engineering & Construction Co Ltd	6,892,420

10,658	Hyundai Mobis Co Ltd	1,978,079

1,049	Jusung Engineering Co Ltd *	14,170

195,635	KB Financial Group Inc	8,694,586

17,743	KC Tech Co Ltd	337,179

6,486	KCC Corp	1,499,728

6,481	KCC Glass Corp	287,972

2,143	KG Dongbu Steel Co Ltd	17,234

13,813	Kia Corp	904,051

11,805	KIWOOM Securities Co Ltd	967,146

3,768	Korea Electric Terminal Co Ltd	205,111

17,015	Korea Petrochemical Ind Co Ltd	2,441,318

402,939	KT&G Corp	27,773,819

26,609	Kumho Petrochemical Co Ltd	3,453,013

28,989	LG Electronics Inc	2,821,572

2,918	LG Household & Health Care Ltd	2,587,804

24,465	Lotte Chemical Corp (a)	4,144,909

8,498	LX Semicon Co Ltd	764,780

62,871	Myoung Shin Industrial Co Ltd *	1,402,334

5,413	NEPES Corp *	141,907

18,908	POSCO	4,151,351

14,595	PSK Inc	539,317

13,383	S&S Tech Corp	354,639

869,978	Samsung Electronics Co Ltd	52,221,481

6,416	Samsung Electronics Co Ltd GDR	9,591,225

21,134	Samsung Engineering Co Ltd *	369,022

6,063	Samsung SDS Co Ltd	728,583

3,126	Samwha Capacitor Co Ltd	139,302

6,017	Sang-A Frontec Co Ltd	286,741

8,234	Sebang Global Battery Co Ltd	516,651

212,465	Shinhan Financial Group Co Ltd	6,178,763

8,235	Shinsegae Inc	1,507,797

65,367	SL Corp	1,705,825

30,283	SM Entertainment Co Ltd *	1,713,594

3,405	SNT Motiv Co Ltd	119,174

2,366	TechWing Inc	38,068

7,635	TES Co Ltd	164,218

924,015	Woori Financial Group Inc	9,780,059

10,656	Youlchon Chemical Co Ltd	192,170

	Total South Korea	195,340,215

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (c)	669,115

	Taiwan — 21.9%

54,532	Acter Group Corp Ltd	382,254

1,031,035	Advantech Co Ltd	14,155,577

1,731,689	Asustek Computer Inc	21,893,618

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

382,000	Aten International Co Ltd	1,104,864

115,200	Aurora Corp	373,503

9,050,000	Catcher Technology Co Ltd	50,260,722

7,802,153	Cathay Financial Holding Co Ltd	16,762,020

1,541,808	Chailease Holding Co Ltd	13,640,384

546,000	Chong Hong Construction Co Ltd	1,452,274

535,000	Chunghwa Telecom Co Ltd	2,152,336

1,789,400	Coretronic Corp	5,090,212

371,000	Delta Electronics Inc	3,410,572

531,000	Elan Microelectronics Corp	3,080,778

542,000	Elite Material Co Ltd	5,453,175

1,240,000	Farglory Land Development Co Ltd	2,873,517

742,000	FIT Hon Teng Ltd *	152,391

3,144,000	FLEXium Interconnect Inc *	11,597,028

1,180,000	Formosa Plastics Corp	4,327,909

2,469,075	Foxconn Technology Co Ltd	5,768,096

40,000	Foxsemicon Integrated Technology Inc	319,968

14,973,419	Fubon Financial Holding Co Ltd	39,246,742

73,000	Gigabyte Technology Co Ltd	356,652

1,191,000	Grand Pacific Petrochemical	1,220,507

10,000	Grand Plastic Technology Corp	133,370

1,000	HannStar Display Corp	547

107,000	Holtek Semiconductor Inc	404,316

9,834,532	Hon Hai Precision Industry Co Ltd	36,440,949

1,454,000	Huaku Development Co Ltd	4,794,574

1,255,806	IEI Integration Corp	1,971,824

216,000	International Games System Co Ltd	6,049,974

238,000	Kung Long Batteries Industrial Co Ltd	1,175,203

81,000	Largan Precision Co Ltd	5,772,572

1,247,000	Lite-On Technology Corp	2,696,048

112,000	MediaTek Inc	4,060,070

3,458	Merry Electronics Co Ltd	11,357

1,606,000	Micro-Star International Co Ltd	9,397,674

1,753,000	Nan Ya Plastics Corp	5,193,713

987,000	Nantex Industry Co Ltd	2,997,599

458,810	Novatek Microelectronics Corp	7,639,815

36,000	Pegatron Corp	86,033

549,000	Phison Electronics Corp	8,148,650

433,000	Powertech Technology Inc	1,543,286

9,287,870	Radiant Opto-Electronics Corp	32,021,691

634,000	Shinkong Insurance Co Ltd	1,069,779

330,468	Simplo Technology Co Ltd	3,891,784

1,649,250	Syncmold Enterprise Corp	4,055,349

134,300	Tah Hsin Industrial Corp	325,311

3,747,000	Taiwan Cement Corp	6,185,499

4,819,000	Taiwan Semiconductor Manufacturing Co Ltd	102,493,751

96,410	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	11,294,431

184,000	Test Research Inc	380,723

24,000	Thinking Electronic Industrial Co Ltd	129,264

808,000	Transcend Information Inc	2,007,475

714,160	Tripod Technology Corp	3,198,184

606,224	United Integrated Services Co Ltd	3,876,416

Shares	Description	Value ($)

	Taiwan — continued

603,000	Universal Inc	949,422

81,000	Vanguard International Semiconductor Corp	451,270

84,000	Visual Photonics Epitaxy Co Ltd	459,038

244,000	Walsin Technology Corp *	1,522,559

121,000	Yulon Nissan Motor Co Ltd	1,073,047

262,000	Zeng Hsing Industrial Co Ltd	1,360,069

	Total Taiwan	480,337,735

	Thailand — 0.5%

627,000	CP ALL Pcl (Foreign Registered)	1,086,176

393,000	Delta Electronics Thailand Pcl (Foreign Registered)	5,201,514

334,000	Kasikornbank Pcl (Foreign Registered)	1,300,627

2,884,900	Pruksa Holding Pcl (Foreign Registered)	1,111,465

307,300	SPCG Pcl	162,312

1,492,475	Supalai Pcl (Foreign Registered)	923,059

	Total Thailand	9,785,153

	Turkey — 0.6%

6,891,208	Akbank TAS	3,350,743

1,357,134	Arcelik AS	4,339,865

8,331,701	Dogan Sirketler Grubu Holding AS	1,895,983

1,260,853	Eregli Demir ve Celik Fabrikalari TAS	2,071,381

57,324	Koza Altin Isletmeleri AS *	532,202

380,252	Turkcell Iletisim Hizmetleri AS	531,924

439,331	Turkiye Garanti Bankasi AS	366,530

3,401,137	Yapi ve Kredi Bankasi AS	778,389

	Total Turkey	13,867,017

	United Arab Emirates — 0.0%

222,428	Dubai Islamic Bank PJSC	311,857

	United Kingdom — 0.6%

241,625	Unilever Plc	12,340,509

	Vietnam — 0.0%

15	Hoa Phat Group JSC	32

213,700	Pha Lai Thermal Power JSC	216,027

	Total Vietnam	216,059

	TOTAL COMMON STOCKS (COST $2,055,438,218)	1,960,864,477

	PREFERRED STOCKS (e) — 3.4%

	Brazil — 0.1%

1,398,800	Cia Paranaense de Energia – Class B	1,527,723

	Colombia — 0.0%

2,217,585	Grupo Aval Acciones y Valores SA	582,845

	Russia — 1.9%

182,080	Nizhnekamskneftekhim PJSC	241,407

79,676,700	Surgutneftegas PJSC	40,305,978

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Russia — continued

591	Transneft PJSC	1,127,247

	Total Russia	41,674,632

	South Korea — 1.3%

531,957	Samsung Electronics Co Ltd	28,686,299

	Taiwan — 0.1%

256,798	Chailease Holding Co Ltd	932,511

540,412	CTBC Financial Holding Co Ltd	1,231,668

	Total Taiwan	2,164,179

	TOTAL PREFERRED STOCKS (COST $68,173,659)	74,635,678

	RIGHTS/WARRANTS — 0.0%

	Kuwait — 0.0%

13,046	Burgan Bank SAK, Expires 11/21/28 *	1,402

	TOTAL RIGHTS/WARRANTS (COST $0)	1,402

	INVESTMENT FUNDS — 1.0%

	United States — 1.0%

356,121	iShares Core MSCI Emerging Markets ETF	21,409,994

	TOTAL INVESTMENT FUNDS (COST $22,763,448)	21,409,994

	DEBT OBLIGATIONS — 1.5%

	United States — 1.5%

32,361,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 04/30/23 (f)	32,361,705

	TOTAL DEBT OBLIGATIONS (COST $32,370,894)	32,361,705

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

5,452,729	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (g)	5,452,729

	TOTAL SHORT-TERM INVESTMENTS (COST $5,452,729)	5,452,729

	TOTAL INVESTMENTS — 95.6% (Cost $2,184,198,948)	2,094,725,985

	Other Assets and Liabilities (net) — 4.4%	96,726,582

	TOTAL NET ASSETS — 100.0%	$2,191,452,567

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
6,811	Mini MSCI Emerging Markets	December 2021	$412,848,765	$(30,419,081)

Sales
1,238	SGX Nifty 50	December 2021	$42,201,510	$1,290,785

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 8.50%)	Appreciation on Total Return on CSI 500 Index	GS	USD	45,212,882	12/07/2021	Monthly	$—	$1,770,883	$1,770,883

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Affiliated company.

(d)	Securities are traded on separate exchanges for the same entity.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(g)	The rate disclosed is the 7 day net yield as of November 30, 2021.

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

GS - Goldman Sachs International

Currency Abbreviations:

USD - United States Dollar

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Australia — 3.1%

436,725	BlueScope Steel Ltd	6,070,161

293,874	Fortescue Metals Group Ltd	3,529,062

25,854	Mineral Resources Ltd	829,728

89,611	Pact Group Holdings Ltd	167,464

742,463	Rio Tinto Ltd	49,264,445

685,282	Sandfire Resources Ltd	2,912,369

	Total Australia	62,773,229

	Belgium — 2.1%

52,924	Ageas SA/NV	2,736,963

91,042	AGFA-Gevaert NV *	366,515

41,307	Bekaert SA	1,662,824

15,280	Groupe Bruxelles Lambert SA	1,659,400

176,579	KBC Group NV	14,822,100

196,909	UCB SA	21,531,900

	Total Belgium	42,779,702

	Denmark — 0.0%

9,627	Per Aarsleff Holding A/S	405,844

6,561	Schouw & Co A/S	528,782

	Total Denmark	934,626

	Finland — 0.5%

326,335	Kesko Oyj – B Shares	10,246,011

	France — 9.2%

4,057	Alten SA	670,578

20,201	Amundi SA	1,680,593

32,033	APERAM SA	1,539,134

830,385	BNP Paribas SA	51,608,111

4,081	Christian Dior SE	3,083,355

721,792	Cie de Saint-Gobain	45,783,029

165,857	Derichebourg SA *	1,739,342

12,536	Fnac Darty SA	758,918

36,730	Ipsen SA	3,584,643

44,896	IPSOS	2,031,399

121,183	Metropole Television SA	2,336,800

72,137	Publicis Groupe SA	4,667,899

265,119	Sanofi	25,202,824

142,413	Schneider Electric SE	25,274,594

31,129	Societe BIC SA	1,604,861

280,836	Societe Generale SA	8,738,862

65,100	STMicroelectronics NV – NY Shares	3,159,954

264,000	Television Francaise 1	2,550,772

35	TotalEnergies SE (a)	1,611

14,633	TotalEnergies SE (a)	670,607

	Total France	186,687,886

	Germany — 8.3%

96,681	ADVA Optical Networking SE *	1,391,498

Shares	Description	Value ($)

	Germany — continued

223,612	Bayerische Motoren Werke AG	21,433,974

165,598	CECONOMY AG *	657,133

637,092	Daimler AG (Registered)	59,665,586

442,516	Deutsche Post AG (Registered)	26,135,676

21,885	Henkel AG & Co KGaA	1,625,332

6,458	Hornbach Holding AG & Co KGaA	810,103

5,326	Indus Holding AG	179,154

404,107	Kloeckner & Co SE *	4,345,238

119,897	Merck KGaA	29,633,155

50,499	RTL Group SA	2,597,520

49,913	Traton SE	1,175,488

69,964	Volkswagen AG	19,494,620

	Total Germany	169,144,477

	Hong Kong — 2.2%

1,380,487	Champion (REIT)	715,058

711,712	Chow Tai Fook Jewellery Group Ltd	1,272,536

608,400	Dah Sing Banking Group Ltd	526,084

357,269	Dah Sing Financial Holdings Ltd	1,061,068

3,995,207	Esprit Holdings Ltd *	332,990

5,200,585	IGG Inc	4,916,133

501,901	Johnson Electric Holdings Ltd	1,093,423

297,640	Kerry Logistics Network Ltd	847,568

442,326	Luk Fook Holdings International Ltd	1,293,131

1,232,331	Pacific Textiles Holdings Ltd	645,723

1,301,023	Shun Tak Holdings Ltd *	346,306

359,526	SmarTone Telecommunications Holdings Ltd	191,458

320,500	Techtronic Industries Co Ltd	6,591,629

313,588	Television Broadcasts Ltd *	179,813

1,016,000	VSTECS Holdings Ltd	913,287

341,700	VTech Holdings Ltd	2,820,631

31,994,015	WH Group Ltd	20,130,541

	Total Hong Kong	43,877,379

	Ireland — 1.3%

145,807	AIB Group Plc *	319,477

734,349	Bank of Ireland Group Plc *	4,015,027

278,852	CRH Plc Sponsored ADR	13,574,515

51,333	Glanbia Plc	663,577

49,122	Kingspan Group Plc	5,695,659

47,015	Smurfit Kappa Group Plc	2,390,314

	Total Ireland	26,658,569

	Italy — 4.2%

340,566	Anima Holding SPA	1,603,047

23,206	Banca IFIS SPA	386,726

775,033	Banco BPM SPA	2,158,871

77,700	CNH Industrial NV (a)	1,271,172

31,088	CNH Industrial NV (a)	510,283

104,951	De’ Longhi SPA	3,518,594

34,696	Enel SPA	262,904

101,664	Esprinet SPA	1,378,467

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

340,756	EXOR NV	29,874,419

606,312	Italgas SPA	3,813,247

36,751	La Doria SPA	686,239

372,560	Mediobanca Banca di Credito Finanziario SPA	4,121,164

932,135	Poste Italiane SPA	11,722,334

820,540	Stellantis NV	14,001,482

2,140,471	Telecom Italia SPA	1,112,158

4,450,352	Telecom Italia SPA – RSP	2,173,458

119,068	Unieuro SPA	2,729,276

674,691	Unipol Gruppo SPA	3,504,402

	Total Italy	84,828,243

	Japan — 25.0%

112,400	AGC Inc	5,473,540

43,100	Aisin Corp	1,581,599

63,520	AOKI Holdings Inc	343,347

1,845,715	Asahi Kasei Corp	17,257,330

2,120,884	Astellas Pharma Inc	33,256,202

492,296	Brother Industries Ltd	8,449,001

680,100	Canon Inc	14,957,251

39,584	Cawachi Ltd	754,423

17,400	Dai Nippon Printing Co Ltd	408,380

28,500	Dai-ichi Life Holdings Inc	570,985

203,900	Daiwa House Industry Co Ltd	5,921,277

320,890	Daiwabo Holdings Co Ltd	5,091,735

70,674	Dexerials Corp	2,073,151

53,748	Doutor Nichires Holdings Co Ltd	718,182

51,954	FUJIFILM Holdings Corp	4,086,757

264,132	Fujitsu Ltd	43,656,731

20,606	Fuyo General Lease Co Ltd	1,300,056

90,436	Geo Holdings Corp	949,155

17,653	Gunze Ltd	612,718

539,704	Hitachi Ltd	31,614,860

86,000	Hitachi Zosen Corp	634,971

1,664,454	ITOCHU Corp	47,600,228

37,260	Japan Post Insurance Co Ltd	575,575

791,804	Japan Tobacco Inc	15,770,244

127,444	Kanematsu Corp	1,378,154

1,581,796	KDDI Corp	45,896,057

352,400	Kirin Holdings Co Ltd	5,614,676

41,993	Komeri Co Ltd	905,351

886,500	Konica Minolta Inc	3,650,362

1,203,300	Marubeni Corp	10,760,354

110,757	MCJ Co Ltd	965,164

2,882,018	Mitsubishi UFJ Financial Group Inc	15,221,035

803,338	Mitsui & Co Ltd	18,061,780

39,684	Modec Inc	487,508

24,600	MS&AD Insurance Group Holdings Inc	717,302

145,833	NEC Networks & System Integration Corp	2,326,605

97,226	Nichias Corp	2,193,485

79,145	Nippo Corp	2,796,583

59,031	Nippon Signal Co Ltd	447,491

Shares	Description	Value ($)

	Japan — continued

1,931,195	Nippon Telegraph & Telephone Corp	53,138,509

85,066	Okinawa Electric Power Co (The)	1,040,690

622,586	Panasonic Corp	6,787,762

82,324	Press Kogyo Co Ltd	270,209

63,319	Prima Meat Packers Ltd	1,321,223

378,910	Renesas Electronics Corp *	4,761,126

213,400	Ricoh Co Ltd	1,882,713

29,783	San-A Co Ltd	1,048,460

127,700	Seiko Epson Corp	2,058,968

65,495	Seiko Holdings Corp	1,265,970

347,712	Sekisui Chemical Co Ltd	5,648,403

400,000	Sekisui House Ltd	7,773,921

413,181	Sojitz Corp	5,817,384

5,491,341	Sumitomo Chemical Co Ltd	25,189,044

103,500	Sumitomo Forestry Co Ltd	2,074,148

56,838	T-Gaia Corp	808,071

21,000	Tokyo Electron Ltd	11,034,863

26,977	Tokyo Seimitsu Co Ltd	1,132,132

130,975	Tokyu Construction Co Ltd	742,492

61,228	Towa Pharmaceutical Co Ltd	1,416,854

281,355	Toyota Tsusho Corp	12,183,855

24,269	TPR Co Ltd	292,013

42,054	TS Tech Co Ltd	492,957

93,769	Valor Holdings Co Ltd	1,748,446

20,256	Warabeya Nichiyo Holdings Co Ltd	328,461

21,608	Yahagi Construction Co Ltd	131,605

70,300	Yamaha Motor Co Ltd	1,767,941

	Total Japan	507,237,825

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (b)	—

	Netherlands — 6.6%

19,575	ASM International NV	8,798,811

106,639	ASR Nederland NV	4,554,052

34,458	ING Groep NV	475,984

896,288	Koninklijke Ahold Delhaize NV	30,159,871

346,608	NN Group NV	17,222,764

3,466,921	PostNL NV	14,808,093

448,904	Randstad NV	28,326,246

498,937	Signify NV	22,777,856

326,894	Stellantis NV	5,597,816

	Total Netherlands	132,721,493

	Norway — 1.9%

347,415	BW LPG Ltd	1,752,492

31,210	Equinor ASA	780,904

248,044	Europris ASA	1,712,659

56,692	Kongsberg Gruppen ASA	1,664,384

4,464,658	Norsk Hydro ASA	28,913,508

442,895	Orkla ASA	4,048,409

	Total Norway	38,872,356

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Portugal — 1.4%

111,762	Altri SGPS SA	620,805

9,801,381	Banco Comercial Portugues SA – Class R *	1,595,244

253,077	CTT – Correios de Portugal SA	1,193,789

2,687,922	EDP – Energias de Portugal SA	14,729,663

544,825	Galp Energia SGPS SA	5,112,879

48,521	Jeronimo Martins SGPS SA	1,058,699

558,731	REN – Redes Energeticas Nacionais SGPS SA	1,562,252

1,851,615	Sonae SGPS SA	1,984,269

	Total Portugal	27,857,600

	Singapore — 4.1%

2,085,325	DBS Group Holdings Ltd	45,423,816

248,187	Jardine Cycle & Carriage Ltd	3,841,797

169,900	Keppel Corp Ltd	633,267

428,300	Sheng Siong Group Ltd	457,887

7,075	Venture Corp Ltd	95,740

5,966,539	Wilmar International Ltd	17,894,781

14,822,122	Yangzijiang Shipbuilding Holdings Ltd	14,070,746

	Total Singapore	82,418,034

	Spain — 4.7%

933,118	Acerinox SA	10,427,269

5,887,978	Banco Bilbao Vizcaya Argentaria SA	31,215,827

7,549,084	Banco de Sabadell SA *	5,097,513

10,220,419	Banco Santander SA	31,777,851

54,084	Ebro Foods SA	1,047,490

12,544	Grupo Catalana Occidente SA	398,309

50,982	Indra Sistemas SA *	595,657

341,045	Industria de Diseno Textil SA	10,780,672

319,317	Mediaset Espana Comunicacion SA *	1,543,556

2,185,321	Unicaja Banco SA	1,915,201

	Total Spain	94,799,345

	Sweden — 0.5%

29,210	Investor AB – A Shares	702,915

182,057	Skanska AB – B Shares	4,188,976

354,578	SSAB AB – A Shares *	1,745,460

157,548	Svenska Cellulosa AB SCA – Class B	2,562,595

	Total Sweden	9,199,946

	Switzerland — 6.2%

45,441	Adecco Group AG (Registered)	2,105,888

44,851	Ascom Holding AG (Registered) *	579,853

1,472	Kardex Holding AG (Registered)	443,146

486,637	Novartis AG (Registered)	38,787,761

63,000	Novartis AG Sponsored ADR	5,021,100

202,793	Roche Holding AG – Genusschein	79,172,446

3,995	Zehnder Group AG – Class RG	390,011

	Total Switzerland	126,500,205

Shares	Description	Value ($)

	United Kingdom — 16.4%

989,088	3i Group Plc	18,147,725

1,331,307	Aviva Plc	6,794,539

43,700	Barclays Plc Sponsored ADR	432,630

2,397,093	Barratt Developments Plc	22,199,121

168,759	Bellway Plc	7,044,104

1,060,657	British American Tobacco Plc	35,497,233

445,058	British American Tobacco Plc Sponsored ADR	14,976,202

16,804,349	BT Group Plc *	35,374,734

473,137	Coca-Cola HBC AG *	14,570,429

83,864	Crest Nicholson Holdings Plc	355,280

146,402	Electrocomponents Plc	2,358,321

53,520	Ferguson Plc	8,147,223

1,235,505	Ferrexpo Plc	4,748,901

695,612	Firstgroup Plc *	870,142

233,017	Galliford Try Holdings Plc	518,437

1,470,220	GlaxoSmithKline Plc	29,850,013

35,000	GlaxoSmithKline Plc Sponsored ADR	1,439,200

94,655	Grafton Group Plc	1,471,614

103,137	Halfords Group Plc	419,330

116,239	IG Group Holdings Plc	1,196,293

169,607	Imperial Brands Plc	3,466,208

105,204	Investec Plc	528,633

393,221	ITV Plc *	577,764

1,499,475	JD Sports Fashion Plc	4,434,430

138,263	Johnson Matthey Plc	3,841,223

4,411,311	Kingfisher Plc	18,537,324

2,382,909	Legal & General Group Plc	8,902,303

197,108	M&G Plc	489,211

292,524	Next Plc	30,561,423

630,849	Persimmon Plc	22,925,497

387,630	Pets at Home Group Plc	2,398,935

230,451	Plus500 Ltd	3,892,096

227,539	Reach Plc	775,196

224,217	Redrow Plc	1,925,662

1,704,579	Royal Mail Plc	11,352,495

72,210	Schroders Plc	3,293,054

529,578	Spirent Communications Plc	1,910,560

253,944	Tate & Lyle Plc	2,127,471

254,561	Vesuvius Plc	1,396,358

142,994	Vistry Group Plc	2,035,693

	Total United Kingdom	331,783,007

	TOTAL COMMON STOCKS (COST $2,004,993,864)	1,979,319,933

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (c) — 0.6%

	Germany — 0.6%

64,858	Bayerische Motoren Werke AG	5,085,655

18,368	Draegerwerk AG & Co KGaA	1,187,987

86,535	Henkel AG & Co KGaA	6,827,654

	Total Germany	13,101,296

	TOTAL PREFERRED STOCKS (COST $15,219,757)	13,101,296

	SHORT-TERM INVESTMENTS — 4.2%

	Money Market Funds — 0.1%

3,214,362	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	3,214,362

Par Value†	Description	Value ($)

	U.S. Government — 4.1%

23,800,000	U.S. Treasury Bill, 0.19%, due 10/06/22 (e)	23,760,982

59,100,000	U.S. Treasury Bill, 0.22%, due 11/03/22 (e) (f)	58,981,514

	Total U.S. Government	82,742,496

	TOTAL SHORT-TERM INVESTMENTS (COST $86,010,040)	85,956,858

	TOTAL INVESTMENTS — 102.5% (Cost $2,106,223,661)	2,078,378,087

	Other Assets and Liabilities (net) — (2.5%)	(51,475,246)

	TOTAL NET ASSETS — 100.0%	$2,026,902,841

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 79	MSCI EAFE	December 2021	$8,830,225	$(545,625)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(e)	The rate shown represents yield-to-maturity.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.2%

	Automobiles & Components — 5.0%

170,300	Honda Motor Co Ltd	4,663,625

121,700	Stanley Electric Co Ltd	3,161,925

	Total Automobiles & Components	7,825,550

	Banks — 5.8%

1,099,700	Mitsubishi UFJ Financial Group Inc	5,807,935

101,600	Sumitomo Mitsui Trust Holdings Inc	3,173,523

	Total Banks	8,981,458

	Capital Goods — 20.2%

235,400	EXEO Group Inc	4,986,232

204,800	Fuji Corp	4,470,064

342,800	Hazama Ando Corp	2,540,302

109,900	Hitachi Ltd	6,437,738

145,300	Kyudenko Corp	4,287,087

487,100	Penta-Ocean Construction Co Ltd	2,784,229

183,100	Takuma Co Ltd	2,203,186

45,600	Toyota Industries Corp	3,740,204

	Total Capital Goods	31,449,042

	Commercial & Professional Services — 5.0%

51,700	Secom Co Ltd	3,499,685

283,700	Toppan Inc	4,300,328

	Total Commercial & Professional Services	7,800,013

	Consumer Durables & Apparel — 7.4%

248,800	Haseko Corp	2,955,043

277,900	Sega Sammy Holdings Inc	4,511,526

199,500	Sumitomo Forestry Co Ltd	3,997,995

	Total Consumer Durables & Apparel	11,464,564

	Diversified Financials — 7.8%

20,100	JAFCO Group Co Ltd	1,255,891

357,100	ORIX Corp	7,036,087

88,700	Zenkoku Hosho Co Ltd	3,870,698

	Total Diversified Financials	12,162,676

	Food, Beverage & Tobacco — 8.5%

188,700	Kirin Holdings Co Ltd	3,006,497

120,100	Morinaga & Co Ltd	3,734,747

113,300	NH Foods Ltd	3,851,838

241,800	Takara Holdings Inc	2,590,583

	Total Food, Beverage & Tobacco	13,183,665

	Insurance — 2.9%

155,600	MS&AD Insurance Group Holdings Inc	4,537,082

	Materials — 9.2%

122,300	Denka Co Ltd	3,579,144

145,400	Maruichi Steel Tube Ltd	3,100,182

325,500	Teijin Ltd	3,717,769

Shares	Description	Value ($)

	Materials — continued

267,700	Tosoh Corp	3,827,114

	Total Materials	14,224,209

	Media & Entertainment — 0.1%

3,800	Kadokawa Corp	201,391

	Pharmaceuticals, Biotechnology & Life Sciences — 3.7%

46,300	Sawai Group Holdings Co Ltd	1,714,546

141,300	Tsumura & Co	4,024,405

	Total Pharmaceuticals, Biotechnology & Life Sciences	5,738,951

	Real Estate — 2.5%

278,000	Aeon Mall Co Ltd	3,937,629

	Retailing — 2.6%

392,700	K’s Holdings Corp	3,974,428

	Semiconductors & Semiconductor Equipment — 5.3%

36,800	Rohm Co Ltd	3,417,402

113,300	Tokyo Seimitsu Co Ltd	4,754,812

	Total Semiconductors & Semiconductor Equipment	8,172,214

	Technology Hardware & Equipment — 5.5%

154,700	Amano Corp	3,387,323

258,900	Daiwabo Holdings Co Ltd	4,108,106

18,700	Horiba Ltd	1,109,101

	Total Technology Hardware & Equipment	8,604,530

	Telecommunication Services — 2.8%

150,700	KDDI Corp	4,372,584

	Transportation — 1.9%

75,700	Sankyu Inc	2,998,172

	TOTAL COMMON STOCKS (COST $150,293,560)	149,628,158

	SHORT-TERM INVESTMENTS — 2.7%

	Money Market Funds — 2.7%

4,209,307	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	4,209,307

	TOTAL SHORT-TERM INVESTMENTS (COST $4,209,307)	4,209,307

	TOTAL INVESTMENTS — 98.9% (Cost $154,502,867)	153,837,465

	Other Assets and Liabilities (net) — 1.1%	1,708,754

	TOTAL NET ASSETS — 100.0%	$155,546,219

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Canada — 5.7%

74,734	Brookfield Asset Management Inc – Class A	4,197,809

53,055	Nutrien Ltd	3,507,996

	Total Canada	7,705,805

	China — 1.6%

37,002	Tencent Holdings Ltd	2,157,922

	Finland — 2.0%

57,084	Neste Oyj	2,699,897

	France — 8.6%

4,067	Kering SA	3,131,956

5,187	LVMH Moet Hennessy Louis Vuitton SE	4,033,381

38,923	Safran SA	4,347,455

	Total France	11,512,792

	Germany — 1.9%

25,947	Beiersdorf AG	2,580,742

	Hong Kong — 1.1%

278,715	Galaxy Entertainment Group Ltd *	1,515,213

	Ireland — 2.7%

202,900	Ryanair Holdings Plc *	3,283,237

4,403	Ryanair Holdings Plc Sponsored ADR *	420,707

	Total Ireland	3,703,944

	Mexico — 5.6%

436,044	Fomento Economico Mexicano SAB de CV	3,093,437

1,055,718	Grupo Mexico SAB de CV – Series B	4,397,163

	Total Mexico	7,490,600

	Russia — 2.2%

33,831	LUKOIL PJSC Sponsored ADR	2,934,213

	Spain — 4.7%

52,043	Amadeus IT Group SA *	3,332,086

93,162	Industria de Diseno Textil SA	2,944,916

	Total Spain	6,277,002

	United Kingdom — 11.0%

48,730	Berkeley Group Holdings Plc	2,773,985

237,381	Compass Group Plc *	4,630,795

97,206	Persimmon Plc	3,532,534

185,453	Royal Dutch Shell Plc – B Shares	3,886,340

	Total United Kingdom	14,823,654

	United States — 50.1%

25,415	American Express Co.	3,870,704

1,753	Booking Holdings, Inc. *	3,684,543

Shares	Description	Value ($)

	United States — continued

85,193	BorgWarner, Inc.	3,687,153

26,158	Chevron Corp.	2,952,453

12,937	Coca-Cola Co. (The)	678,546

52,917	Darling Ingredients, Inc. *	3,572,956

53,599	EOG Resources, Inc.	4,663,113

17,249	Global Payments, Inc.	2,053,321

30,157	Green Plains, Inc. *	1,165,568

30,787	Hasbro, Inc.	2,983,568

28,993	Hilton Worldwide Holdings, Inc. *	3,916,084

29,319	Intercontinental Exchange, Inc.	3,832,580

50,952	Las Vegas Sands Corp. *	1,814,910

87,337	Lyft, Inc. – Class A *	3,546,756

2,707	Markel Corp. *	3,234,378

42,880	Raytheon Technologies Corp.	3,469,850

78,657	Sensata Technologies Holding Plc *	4,381,195

80,662	US Bancorp	4,463,835

90,412	Verso Corp. – Class A	1,911,310

48,022	VF Corp.	3,444,618

84,633	Wells Fargo & Co.	4,043,765

	Total United States	67,371,206

	TOTAL COMMON STOCKS (COST $104,698,667)	130,772,990

	PREFERRED STOCKS (a) — 2.5%

	Brazil — 2.5%

384,654	Bradespar SA	3,403,957

	TOTAL PREFERRED STOCKS (COST $2,188,866)	3,403,957

	MUTUAL FUNDS — 0.1%

	United States — 0.1%

	Affiliated Issuers — 0.1%

12,305	GMO U.S. Treasury Fund	61,893

	TOTAL MUTUAL FUNDS (COST $62,016)	61,893

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

403,536	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	403,536

	TOTAL SHORT-TERM INVESTMENTS (COST $403,536)	403,536

	TOTAL INVESTMENTS — 100.1% (Cost $107,353,085)	134,642,376

	Other Assets and Liabilities (net) — (0.1%)	(69,128)

	TOTAL NET ASSETS — 100.0%	$134,573,248

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2021.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.8%

	Banks — 7.1%

5,661,196	US Bancorp	313,290,587

6,258,054	Wells Fargo & Co.	299,009,820

	Total Banks	612,300,407

	Capital Goods — 5.6%

612,265	3M Co.	104,109,540

624,613	Knorr-Bremse AG	62,132,646

1,418,642	Otis Worldwide Corp.	114,058,817

1,787,606	Safran SA	199,664,395

	Total Capital Goods	479,965,398

	Consumer Durables & Apparel — 1.1%

120,049	LVMH Moet Hennessy Louis Vuitton SE	93,349,409

	Consumer Services — 2.1%

9,434,458	Compass Group Plc *	184,046,061

	Diversified Financials — 1.5%

867,181	American Express Co.	132,071,666

	Food, Beverage & Tobacco — 6.3%

5,956,290	Coca-Cola Co. (The)	312,407,410

493,615	Constellation Brands, Inc. – Class A	111,226,268

907,143	Nestle SA (Registered)	116,270,097

	Total Food, Beverage & Tobacco	539,903,775

	Health Care Equipment & Services — 14.2%

1,010,628	Abbott Laboratories	127,106,683

618,987	Anthem, Inc.	251,451,089

414,920	Cigna Corp.	79,623,148

1,926,708	Medtronic Plc	205,579,744

978,332	Quest Diagnostics, Inc.	145,458,402

943,385	UnitedHealth Group, Inc.	419,070,485

	Total Health Care Equipment & Services	1,228,289,551

	Household & Personal Products — 1.8%

3,024,661	Unilever Plc	154,478,450

	Media & Entertainment — 6.6%

107,460	Alphabet, Inc. – Class A *	304,966,107

12,893	Alphabet, Inc. – Class C *	36,732,673

707,188	Meta Platforms, Inc. – Class A *	229,454,218

	Total Media & Entertainment	571,152,998

	Pharmaceuticals, Biotechnology & Life Sciences — 8.4%

592,241	Eli Lilly & Co.	146,899,458

1,508,573	Johnson & Johnson	235,231,788

1,897,276	Merck & Co., Inc.	142,124,945

188,176	Organon & Co.	5,500,384

508,832	Roche Holding AG – Genusschein	198,653,178

	Total Pharmaceuticals, Biotechnology & Life Sciences	728,409,753

Shares / Par Value†	Description	Value ($)

	Retailing — 4.2%

9,036,414	Alibaba Group Holding Ltd *	144,290,691

3,173,584	TJX Cos, Inc. (The)	220,246,730

	Total Retailing	364,537,421

	Semiconductors & Semiconductor Equipment — 10.8%

230,695	KLA Corp.	94,153,551

449,752	Lam Research Corp.	305,763,897

13,753,790	Taiwan Semiconductor Manufacturing Co Ltd	292,524,906

1,231,316	Texas Instruments, Inc.	236,868,259

	Total Semiconductors & Semiconductor Equipment	929,310,613

	Software & Services — 22.6%

785,602	Accenture Plc – Class A	280,774,155

215,773	Adobe, Inc. *	144,535,544

716,715	Amadeus IT Group SA *	45,888,126

620,659	Global Payments, Inc.	73,883,247

1,804,599	Microsoft Corp.	596,582,383

3,819,543	Oracle Corp.	346,585,332

487,276	salesforce.com, Inc. *	138,854,169

1,376,467	SAP SE	176,395,944

763,534	Visa, Inc. – Class A	147,949,983

	Total Software & Services	1,951,448,883

	Technology Hardware & Equipment — 6.9%

2,468,129	Apple, Inc.	407,981,724

3,414,837	Cisco Systems, Inc.	187,269,661

	Total Technology Hardware & Equipment	595,251,385

	Transportation — 0.6%

1,347,544	Lyft, Inc. – Class A *	54,723,762

	TOTAL COMMON STOCKS (COST $4,866,577,050)	8,619,239,532

	DEBT OBLIGATIONS — 0.3%

	U.S. Government — 0.3%

30,000,000	U.S. Treasury Note, 0.13%, due 12/31/22	29,947,266

	TOTAL DEBT OBLIGATIONS (COST $29,968,225)	29,947,266

	MUTUAL FUNDS — 0.1%

	Affiliated Issuers — 0.1%

1,950,587	GMO U.S. Treasury Fund	9,811,455

	TOTAL MUTUAL FUNDS (COST $9,752,901)	9,811,455

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares / ParValue†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.2%

18,178,039	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	18,178,039

	U.S. Government — 0.1%
4,600,000	U.S. Treasury Bill, 0.22%, due 11/03/22 (b)	4,590,778

	TOTAL SHORT-TERM INVESTMENTS (COST $22,771,236)	22,768,817

	TOTAL INVESTMENTS — 100.5% (Cost $4,929,069,412)	8,681,767,070

	Other Assets and Liabilities (net) — (0.5%)	(45,077,280)

	TOTAL NET ASSETS — 100.0%	$8,636,689,790

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(b)	The rate shown represents yield-to-maturity.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.6%

	Argentina — 0.9%

2,136,854	Adecoagro SA *	16,688,830

	Australia — 6.7%

10,010,291	Beach Energy Ltd (a)	8,389,037

735,000	Clean TeQ Water Ltd *	459,116

4,597,079	Fortescue Metals Group Ltd	55,205,206

6,000,172	Jupiter Mines Ltd (a)	793,078

828,018	Mineral Resources Ltd (a)	26,573,453

6,763,139	Perenti Global Ltd (a)	3,931,903

3,668,621	Sandfire Resources Ltd	15,591,216

1,470,000	Sunrise Energy Metals Ltd *	1,797,511

476,888	Tassal Group Ltd	1,120,222

4,533,929	Western Areas Ltd *	9,126,571

	Total Australia	122,987,313

	Austria — 1.4%

468,910	OMV AG	24,901,420

	Brazil — 3.4%

1,856,900	Enauta Participacoes SA	4,399,603

7,449,300	Petroleo Brasileiro SA	39,937,370

2,307,457	Sao Martinho SA	14,410,704

562,200	SLC Agricola SA	3,838,102

	Total Brazil	62,585,779

	Canada — 9.3%

822,600	Anaergia Inc *	12,498,858

1,179,955	Canadian Solar Inc * (a)	44,767,493

555,300	Enerflex Ltd (a)	3,203,696

336,900	Enerplus Corp	3,180,336

1,184,800	First Quantum Minerals Ltd	25,255,082

1,617,600	Greenlane Renewables Inc * (a)	1,646,154

5,060,700	Ivanhoe Mines Ltd – Class A * (a)	40,170,259

1,561,688	Largo Inc * (a)	15,110,152

517,400	Teck Resources Ltd – Class B	13,722,269

129,200	Tourmaline Oil Corp	4,299,418

626,000	Vermilion Energy Inc *	6,247,480

	Total Canada	170,101,197

	China — 1.8%

10,706,000	China High Speed Transmission Equipment Group Co Ltd * (a)	8,863,751

4,648,000	China Water Affairs Group Ltd (a)	5,333,171

292,612	Sungrow Power Supply Co Ltd – Class A	7,414,181

4,690,600	Xinjiang Goldwind Science & Technology Co Ltd – Class H (a)	10,280,567

	Total China	31,891,670

	Denmark — 0.4%

243,241	Vestas Wind Systems A/S	8,167,243

Shares	Description	Value ($)

	Finland — 0.7%

312,431	Kemira Oyj	4,635,282

170,716	Neste Oyj	8,074,340

	Total Finland	12,709,622

	France — 0.4%

234,687	Technip Energies NV *	3,182,827

58,741	Vilmorin & Cie SA	3,606,723

	Total France	6,789,550

	Hungary — 0.9%

2,191,519	MOL Hungarian Oil & Gas Plc	16,469,699

	India — 1.5%

10,420,290	Oil & Natural Gas Corp Ltd	19,589,713

2,908,321	Oil India Ltd	8,183,793

	Total India	27,773,506

	Israel — 0.7%

81,656	Delek Group Ltd *	6,695,063

79,215	Equital Ltd *	2,737,480

6,579	Israel Corp Ltd (The) *	2,502,876

119,107	Naphtha Israel Petroleum Corp Ltd *	751,568

	Total Israel	12,686,987

	Japan — 2.3%

234,100	Ebara Corp	12,497,560

2,239,600	Inpex Corp	18,325,732

155,800	Japan Petroleum Exploration Co Ltd	3,128,763

265,400	Mitsubishi Materials Corp	4,546,094

67,400	Nittetsu Mining Co Ltd	3,640,246

	Total Japan	42,138,395

	Mexico — 2.5%

11,008,240	Grupo Mexico SAB de CV – Series B	45,850,340

	Norway — 2.2%

1,515,819	Austevoll Seafood ASA	16,513,014

4,133,611	DNO ASA *	4,785,560

719,194	Equinor ASA	17,994,916

	Total Norway	39,293,490

	Pakistan — 0.2%

4,184,258	Fauji Fertilizer Co Ltd	2,402,635

575,177	Pakistan Oilfields Ltd	1,128,862

	Total Pakistan	3,531,497

	Poland — 0.7%

9,902,180	Polskie Gornictwo Naftowe i Gazownictwo SA	13,353,552

	Portugal — 1.9%

3,712,130	Galp Energia SGPS SA	34,836,269

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — 8.9%

3,458,504	Gazprom Neft PJSC	23,197,890

9,875,140	Gazprom PJSC	44,312,287

240,324	LUKOIL PJSC Sponsored ADR	20,843,656

954,595	MMC Norilsk Nickel PJSC ADR	27,331,335

890,738	PhosAgro PJSC GDR (Registered)	19,644,532

601,778	Ros Agro Plc GDR (Registered)	9,157,106

2,700,419	Tatneft PJSC	17,273,898

	Total Russia	161,760,704

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (a) (b)	—

	South Africa — 2.3%

470,330	African Rainbow Minerals Ltd	6,083,953

987,086	Impala Platinum Holdings Ltd	12,362,637

567,712	Sasol Ltd *	9,331,682

4,740,463	Sibanye Stillwater Ltd	14,782,105

	Total South Africa	42,560,377

	South Korea — 0.4%

9,258	Korea Zinc Co Ltd	3,855,973

4,769	Young Poong Corp	2,541,784

	Total South Korea	6,397,757

	Spain — 0.5%

745,617	Repsol SA	8,239,053

	Switzerland — 0.2%

2,618	Gurit Holding AG (a)	4,228,559

	Turkey — 0.3%

3,170,795	Koza Anadolu Metal Madencilik Isletmeleri AS *	4,597,087

	Ukraine — 0.4%

501,341	Kernel Holding SA	7,214,361

	United Kingdom — 13.0%

1,123,537	BHP Group Plc	30,701,823

5,839,553	BP Plc	25,336,222

1,461,402	Central Asia Metals Plc	4,723,139

3,268,452	Ferrexpo Plc	12,562,924

14,216,776	Glencore Plc *	67,498,299

1,882,238	John Wood Group Plc *	5,035,240

1,316,634	Petrofac Ltd * (a)	1,906,975

4,257,640	Royal Dutch Shell Plc – B Shares	89,222,809

	Total United Kingdom	236,987,431

	United States — 24.7%

696,517	Aemetis, Inc. *	13,066,659

345,600	AGCO Corp.	38,088,576

410,000	Ameresco, Inc. – Class A *	37,035,300

259,000	Baker Hughes Co.	6,045,060

Shares	Description	Value ($)

	United States — continued

86,600	California Resources Corp.	3,383,462

5,222,966	Clean Energy Fuels Corp. *	37,448,666

463,200	Darling Ingredients, Inc. *	31,275,264

62,500	Deere & Co.	21,596,250

635,582	Freeport-McMoRan, Inc.	23,567,380

1,664,924	GrafTech International Ltd.	19,396,364

445,300	Green Plains, Inc. *	17,210,845

24,413,901	Kosmos Energy Ltd. * (c)	89,354,878

1,054,100	Livent Corp. * (a)	31,928,689

513,343	Montauk Renewables, Inc. * (a)	4,881,892

777,021	Mosaic Co. (The)	26,589,659

202,300	Northern Oil and Gas, Inc.	4,122,874

492,700	ProPetro Holding Corp. *	4,049,994

655,046	Renewable Energy Group, Inc. *	31,298,098

161,318	Sunrun, Inc. *	7,427,081

240,600	Talos Energy, Inc. *	2,398,782

	Total United States	450,165,773

	TOTAL COMMON STOCKS (COST $1,408,905,025)	1,614,907,461

	PREFERRED STOCKS (d) — 10.2%

	Brazil — 6.2%

10,456,973	Bradespar SA	92,537,938

3,845,300	Petroleo Brasileiro SA	20,129,882

	Total Brazil	112,667,820

	Chile — 1.8%

515,195	Sociedad Quimica y Minera de Chile SA Sponsored ADR	32,076,041

	Russia — 2.2%

94,186	Bashneft PJSC	1,294,468

16,540,484	Surgutneftegas PJSC	8,367,319

5,260,562	Tatneft PJSC	31,177,661

	Total Russia	40,839,448

	TOTAL PREFERRED STOCKS (COST $174,935,857)	185,583,309

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 * (a) (b)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	SHORT-TERM INVESTMENTS — 1.0%

	Money Market Funds — 0.2%

3,598,616	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	3,598,616

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — 0.8%

15,600,000	U.S. Treasury Bill, 0.22%, due 11/03/22 (f)	15,568,725

	TOTAL SHORT-TERM INVESTMENTS (COST $19,175,607)	19,167,341

	TOTAL INVESTMENTS — 99.8% (Cost $1,603,016,489)	1,819,658,111

	Other Assets and Liabilities (net) — 0.2%	3,075,212

	TOTAL NET ASSETS — 100.0%	$1,822,733,323

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Affiliated company.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(f)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.8%

	Australia — 3.1%

6,116	Accent Group Ltd	11,012

8,619	BlueScope Steel Ltd	119,798

6,835	Fortescue Metals Group Ltd	82,080

13,240	Rio Tinto Ltd	878,510

6,480	Sandfire Resources Ltd	27,539

	Total Australia	1,118,939

	Belgium — 1.6%

680	Ageas SA/NV	35,166

245	Bekaert SA	9,863

434	Groupe Bruxelles Lambert SA	47,132

1,588	KBC Group NV	133,297

3,303	UCB SA	361,182

	Total Belgium	586,640

	Brazil — 0.7%

30,100	Marfrig Global Foods SA	126,196

12,200	MRV Engenharia e Participacoes SA	24,066

44,100	TIM SA	108,253

	Total Brazil	258,515

	China — 2.1%

29,500	BAIC Motor Corp Ltd – Class H	12,157

104,000	Bank of Communications Co Ltd – Class H	60,553

60,000	China CITIC Bank Corp Ltd – Class H	25,752

20,000	China Everbright Bank Co Ltd – Class H	6,857

41,000	China Lesso Group Holdings Ltd	59,541

70,000	China Medical System Holdings Ltd	114,646

290,000	China Railway Group Ltd – Class H	137,870

72,500	China Resources Pharmaceutical Group Ltd	31,528

38,000	Dongfeng Motor Group Co Ltd – Class H	35,277

6,500	Kingboard Holdings Ltd	32,629

99,000	Metallurgical Corp of China Ltd – Class H	24,995

11,000	PAX Global Technology Ltd	8,511

34,000	PICC Property & Casualty Co Ltd – Class H	29,068

50,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	91,713

3,200	Sinopharm Group Co Ltd – Class H	6,954

18,000	Skyworth Group Ltd *	10,925

24,000	TCL Electronics Holdings Ltd *	12,620

36,000	Tianneng Power International Ltd	39,700

	Total China	741,296

	Denmark — 0.1%

1,864	Scandinavian Tobacco Group A/S	34,211

	Finland — 0.4%

4,887	Kesko Oyj – B Shares	153,438

	France — 8.6%

366	APERAM SA	17,586

14,316	BNP Paribas SA	889,734

Shares	Description	Value ($)

	France — continued

65	Christian Dior SE	49,110

12,285	Cie de Saint-Gobain	779,234

2,064	Derichebourg SA *	21,645

728	Ipsen SA	71,049

432	Kaufman & Broad SA	16,223

1,376	Publicis Groupe SA	89,039

1,207	Quadient SA	26,200

4,784	Sanofi	454,778

2,447	Schneider Electric SE	434,279

373	Societe BIC SA	19,230

4,587	Societe Generale SA	142,735

900	STMicroelectronics NV – NY Shares	43,686

3,488	Television Francaise 1	33,701

	Total France	3,088,229

	Germany — 7.4%

3,931	Bayerische Motoren Werke AG	376,800

153	CECONOMY AG *	607

11,160	Daimler AG (Registered)	1,045,168

7,433	Deutsche Post AG (Registered)	439,004

67	Henkel AG & Co KGaA	4,976

114	Hornbach Holding AG & Co KGaA	14,300

5,167	Kloeckner & Co SE *	55,559

1,885	Merck KGaA	465,887

887	RTL Group SA	45,625

401	Traton SE	9,444

780	Volkswagen AG	217,338

	Total Germany	2,674,708

	Hong Kong — 1.4%

11,200	Dah Sing Banking Group Ltd	9,684

82,000	IGG Inc	77,515

8,500	Johnson Electric Holdings Ltd	18,518

5,500	Techtronic Industries Co Ltd	113,117

5,300	VTech Holdings Ltd	43,750

403,500	WH Group Ltd	253,881

	Total Hong Kong	516,465

	Hungary — 0.2%

3,883	Magyar Telekom Telecommunications Plc	5,003

2,110	Richter Gedeon Nyrt	56,099

	Total Hungary	61,102

	India — 0.5%

1,345	Mahindra & Mahindra Ltd	14,940

13,240	Power Finance Corp Ltd	20,584

1,169	Rajesh Exports Ltd	11,596

70,471	REC Ltd	127,161

	Total India	174,281

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Ireland — 1.0%

8,099	Bank of Ireland Group Plc *	44,281

2,694	CRH Plc	130,622

1,760	CRH Plc Sponsored ADR	85,677

464	Kingspan Group Plc	53,801

668	Smurfit Kappa Group Plc	34,238

	Total Ireland	348,619

	Italy — 3.6%

3,234	Anima Holding SPA	15,223

3,466	Arnoldo Mondadori Editore SPA *	7,841

2,057	CNH Industrial NV	33,764

1,566	De’ Longhi SPA	52,502

1,005	Esprinet SPA	13,627

6,043	EXOR NV	529,796

9,147	Italgas SPA	57,528

4,523	Mediobanca Banca di Credito Finanziario SPA	50,032

15,819	Poste Italiane SPA	198,936

11,360	Stellantis NV	193,844

28,562	Telecom Italia SPA	14,840

54,281	Telecom Italia SPA – RSP	26,510

1,844	Unieuro SPA	42,268

10,109	Unipol Gruppo SPA	52,507

	Total Italy	1,289,218

	Japan — 21.9%

2,000	AGC Inc	97,394

29,400	Asahi Kasei Corp	274,888

35,500	Astellas Pharma Inc	556,652

9,000	Brother Industries Ltd	154,462

11,300	Canon Inc	248,518

3,300	Daiwa House Industry Co Ltd	95,832

4,800	Daiwabo Holdings Co Ltd	76,164

1,200	Dexerials Corp	35,201

700	FUJIFILM Holdings Corp	55,063

4,500	Fujitsu Ltd	743,777

10,000	Hitachi Ltd	585,781

29,000	ITOCHU Corp	829,345

13,100	Japan Tobacco Inc	260,911

27,900	KDDI Corp	809,523

2,600	Kirin Holdings Co Ltd	41,425

300	Komeri Co Ltd	6,468

11,100	Konica Minolta Inc	45,707

21,400	Marubeni Corp	191,367

1,000	MCJ Co Ltd	8,714

33,500	Mitsubishi UFJ Financial Group Inc	176,926

14,700	Mitsui & Co Ltd	330,506

2,400	NEC Networks & System Integration Corp	38,289

1,000	Nichias Corp	22,561

500	Nihon Jyoho Create Co Ltd	4,694

32,500	Nippon Telegraph & Telephone Corp	894,266

8,200	Panasonic Corp	89,401

5,500	Renesas Electronics Corp *	69,109

Shares	Description	Value ($)

	Japan — continued

2,700	Ricoh Co Ltd	23,821

1,500	Seiko Epson Corp	24,185

5,600	Sekisui Chemical Co Ltd	90,969

6,500	Sekisui House Ltd	126,326

6,320	Sojitz Corp	88,983

91,100	Sumitomo Chemical Co Ltd	417,880

900	Sumitomo Forestry Co Ltd	18,036

200	Tokyo Electron Ltd	105,094

300	Tokyo Seimitsu Co Ltd	12,590

4,400	Toyota Tsusho Corp	190,539

600	Yamaha Motor Co Ltd	15,089

	Total Japan	7,856,456

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (a)	—

	Netherlands — 6.5%

320	ASM International NV	143,838

1,919	ASR Nederland NV	81,951

1,356	ING Groep NV	18,731

16,535	Koninklijke Ahold Delhaize NV	556,399

5,594	NN Group NV	277,963

57,366	PostNL NV	245,025

8,149	Randstad NV	514,209

8,823	Signify NV	402,794

5,251	Stellantis NV	89,919

	Total Netherlands	2,330,829

	Norway — 1.6%

2,820	BW LPG Ltd	14,225

407	Kongsberg Gruppen ASA	11,949

68,755	Norsk Hydro ASA	445,263

6,657	Orkla ASA	60,850

1,503	SpareBank 1 Nord Norge	17,066

1,754	SpareBank 1 SR-Bank ASA	24,238

4,556	XXL ASA *	7,254

	Total Norway	580,845

	Poland — 0.3%

233	Asseco Poland SA	4,987

2,026	Bank Polska Kasa Opieki SA	58,505

32,447	Polskie Gornictwo Naftowe i Gazownictwo SA	43,756

	Total Poland	107,248

	Portugal — 0.9%

126,659	Banco Comercial Portugues SA – Class R *	20,615

36,411	EDP – Energias de Portugal SA	199,530

8,411	Galp Energia SGPS SA	78,932

438	Jeronimo Martins SGPS SA	9,557

	Total Portugal	308,634

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.5%

9,223	Gazprom PJSC Sponsored ADR	81,816

833	QIWI Plc Sponsored ADR	7,102

4,680	Sberbank of Russia PJSC Sponsored ADR	78,865

9,800	Surgutneftegas PJSC	4,858

	Total Russia	172,641

	Singapore — 3.8%

36,099	DBS Group Holdings Ltd	786,330

2,000	Jardine Cycle & Carriage Ltd	30,959

1,500	Keppel Corp Ltd	5,591

92,700	Wilmar International Ltd	278,025

252,000	Yangzijiang Shipbuilding Holdings Ltd	239,225

16,000	Yanlord Land Group Ltd	12,749

	Total Singapore	1,352,879

	South Africa — 0.2%

4,189	Aspen Pharmacare Holdings Ltd	62,660

11,423	Netcare Ltd *	10,361

2,290	Truworths International Ltd	7,165

	Total South Africa	80,186

	South Korea — 1.9%

13,817	BNK Financial Group Inc	92,956

5,869	DGB Financial Group Inc	44,177

692	E-MART Inc	83,076

1,634	Hankook Tire & Technology Co Ltd	52,979

33,911	Hanwha Life Insurance Co Ltd	79,069

2,484	KT&G Corp	171,217

606	LG Electronics Inc	58,984

447	LX Semicon Co Ltd	40,228

121	SK Telecom Co Ltd Sponsored ADR	5,588

1,150	SL Corp	30,011

184	Yuhan Corp	8,958

	Total South Korea	667,243

	Spain — 4.4%

15,585	Acerinox SA	174,157

104,982	Banco Bilbao Vizcaya Argentaria SA	556,575

120,825	Banco de Sabadell SA *	81,587

181,789	Banco Santander SA	565,228

480	Ebro Foods SA	9,296

5,598	Industria de Diseno Textil SA	176,957

277	Mediaset Espana Comunicacion SA *	1,339

10,328	Unicaja Banco SA	9,051

	Total Spain	1,574,190

	Sweden — 0.6%

974	Investor AB – A Shares	23,438

736	JM AB	32,917

3,682	Skanska AB – B Shares	84,720

4,049	Svenska Cellulosa AB SCA – Class B	65,859

	Total Sweden	206,934

Shares	Description	Value ($)

	Switzerland — 6.1%

565	Adecco Group AG (Registered)	26,184

124	ALSO Holding AG (Registered) *	37,518

8,755	Novartis AG (Registered)	697,824

900	Novartis AG Sponsored ADR	71,730

85	Roche Holding AG	35,245

3,354	Roche Holding AG – Genusschein	1,309,436

165	Vetropack Holding AG (Registered)	9,511

	Total Switzerland	2,187,448

	Taiwan — 1.7%

17,000	Asustek Computer Inc	214,930

32,000	Chipbond Technology Corp	77,074

55,000	Compal Electronics Inc	45,669

32,000	Grand Pacific Petrochemical	32,793

1,000	Phison Electronics Corp	14,843

130,000	Pou Chen Corp	149,376

7,800	Ruentex Industries Ltd	27,843

5,302	TOPBI International Holdings Ltd	2,069

58,000	Yuanta Financial Holding Co Ltd	49,279

	Total Taiwan	613,876

	Thailand — 0.4%

93,200	AP Thailand Pcl NVDR	24,039

47,100	Krung Thai Bank Pcl NVDR	15,746

649,600	Sansiri Pcl NVDR	23,115

126,800	Thai Union Group Pcl NVDR	74,095

	Total Thailand	136,995

	Turkey — 0.9%

30,075	Arcelik AS	96,174

3,483	Dogus Otomotiv Servis ve Ticaret AS	11,773

2,517	Ford Otomotiv Sanayi AS	43,920

34,351	Haci Omer Sabanci Holding AS	31,970

6,615	KOC Holding AS	13,561

8,376	Tofas Turk Otomobil Fabrikasi AS	52,134

90,406	Turkiye Garanti Bankasi AS	77,149

	Total Turkey	326,681

	United Kingdom — 14.4%

17,314	3i Group Plc	317,676

16,417	Aviva Plc	83,787

40,794	Barratt Developments Plc	377,787

2,149	Bellway Plc	89,701

9,590	British American Tobacco Plc	320,950

16,900	British American Tobacco Plc Sponsored ADR	568,685

259,868	BT Group Plc *	547,046

7,251	Coca-Cola HBC AG *	223,297

1,517	Electrocomponents Plc	24,437

1,124	Ferguson Plc	171,104

15,063	Ferrexpo Plc	57,897

11,700	GlaxoSmithKline Plc Sponsored ADR	481,104

578	Grafton Group Plc	8,986

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

1,001	IG Group Holdings Plc	10,302

2,024	Imperial Brands Plc	41,364

28,100	JD Sports Fashion Plc	83,101

2,232	Johnson Matthey Plc	62,009

72,646	Kingfisher Plc	305,275

43,240	Legal & General Group Plc	161,540

610	Morgan Sindall Group Plc	19,259

4,582	Next Plc	478,704

11,188	Persimmon Plc	406,580

5,598	Pets at Home Group Plc	34,644

3,490	Plus500 Ltd	58,943

417	QinetiQ Group Plc	1,438

2,342	Reach Plc	7,979

1,961	Redrow Plc	16,842

14,797	Royal Mail Plc	98,548

1,089	Schroders Plc	49,663

6,565	Spirent Communications Plc	23,685

3,616	Tate & Lyle Plc	30,294

1,290	Vistry Group Plc	18,365

	Total United Kingdom	5,180,992

	TOTAL COMMON STOCKS (COST $30,356,917)	34,729,738

	PREFERRED STOCKS (b) — 1.0%

	Brazil — 0.0%

12,500	Cia Paranaense de Energia – Class B	13,652

	Germany — 0.9%

1,035	Bayerische Motoren Werke AG	81,157

186	Draegerwerk AG & Co KGaA	12,030

1,717	Henkel AG & Co KGaA	135,472

464	Volkswagen AG	84,770

	Total Germany	313,429

	South Korea — 0.1%

501	LG Electronics Inc	24,716

	TOTAL PREFERRED STOCKS (COST $372,974)	351,797

Shares	Description	Value ($)

	MUTUAL FUNDS — 3.6%

	United States — 3.6%

	Affiliated Issuers — 3.6%

255,210	GMO U.S. Treasury Fund	1,283,706

	TOTAL MUTUAL FUNDS (COST $1,283,675)	1,283,706

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

15,450	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	15,450

	TOTAL SHORT-TERM INVESTMENTS (COST $15,450)	15,450

	TOTAL INVESTMENTS — 101.4% (Cost $32,029,016)	36,380,691

	Other Assets and Liabilities (net) — (1.4%)	(495,261)

	TOTAL NET ASSETS — 100.0%	$35,885,430

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
3	MSCI EAFE	December 2021	$335,325	$(18,683)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2021.

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.6%

	Automobiles & Components — 0.6%

67,014	Dana, Inc.	1,440,801

8,321	Lear Corp.	1,396,181

	Total Automobiles & Components	2,836,982

	Banks — 1.2%

46,092	Associated Banc-Corp.	1,009,415

8,000	Atlantic Union Bankshares Corp.	260,080

17,951	East West Bancorp, Inc.	1,382,227

12,900	Eastern Bankshares, Inc.	259,677

5,649	Flagstar Bancorp, Inc.	262,904

12,300	Great Western Bancorp, Inc.	412,665

3,476	Popular, Inc.	270,502

49,700	Radian Group, Inc.	1,012,389

387	SVB Financial Group *	267,932

3,300	Towne Bank	100,947

5,100	TriCo Bancshares	215,016

4,700	Trustmark Corp.	143,867

2,700	UMB Financial Corp.	271,566

818	Wintrust Financial Corp.	71,600

	Total Banks	5,940,787

	Capital Goods — 9.2%

1,053	AGCO Corp.	116,051

9,600	Allison Transmission Holdings, Inc.	332,064

5,300	Applied Industrial Technologies, Inc.	503,712

13,100	Atkore, Inc. *	1,395,150

5,547	Boise Cascade Co.	359,612

7,502	Carlisle Cos, Inc.	1,689,450

74,853	Carrier Global Corp.	4,051,044

5,200	Caterpillar, Inc.	1,005,420

13,206	Cummins, Inc.	2,769,959

2,300	Deere & Co.	794,742

2,900	Dover Corp.	475,165

8,900	Eaton Corp Plc	1,442,334

13,750	EMCOR Group, Inc.	1,640,925

91,843	Fortive Corp.	6,784,442

3,000	Fortune Brands Home & Security, Inc.	301,590

20,400	Gates Industrial Corp Plc *	327,012

3,600	ITT, Inc.	340,488

14,883	Mueller Industries, Inc.	823,476

14,700	Otis Worldwide Corp.	1,181,880

47,781	Owens Corning	4,053,740

2,478	Parker-Hannifin Corp.	748,505

10,500	Primoris Services Corp.	235,410

1,000	Snap-on, Inc.	205,910

2,963	Stanley Black & Decker, Inc.	517,814

73,717	Textron, Inc.	5,219,164

3,561	Timken Co. (The)	234,421

22,848	Trane Technologies Plc	4,264,579

25,336	UFP Industries, Inc.	2,109,982

Shares	Description	Value ($)

	Capital Goods — continued

515	WW Grainger, Inc.	247,926

	Total Capital Goods	44,171,967

	Commercial & Professional Services — 1.8%

14,300	ABM Industries, Inc.	643,500

63,900	ACCO Brands Corp.	527,814

9,600	Deluxe Corp.	324,864

2,700	Heidrick & Struggles International, Inc.	116,559

6,028	HNI Corp.	238,166

11,200	ICF International, Inc.	1,083,488

9,400	Kforce, Inc.	720,322

9,507	ManpowerGroup, Inc.	852,113

4,000	Matthews International Corp. – Class A	138,680

17,500	Republic Services, Inc.	2,314,550

6,600	Resources Connection, Inc.	113,388

3,500	Robert Half International, Inc.	389,095

54,744	Steelcase, Inc. – Class A	612,585

1,000	Tetra Tech, Inc.	184,680

3,000	TrueBlue, Inc. *	78,060

	Total Commercial & Professional Services	8,337,864

	Consumer Durables & Apparel — 4.7%

11,000	Acushnet Holdings Corp.	598,180

500	Century Communities, Inc.	35,535

1,874	Deckers Outdoor Corp. *	759,720

4,526	DR Horton, Inc.	442,190

29,000	Ethan Allen Interiors, Inc.	652,500

36,941	Garmin Ltd.	4,933,101

13,181	La-Z-Boy, Inc.	440,114

26,168	MDC Holdings, Inc.	1,251,877

3,200	Meritage Homes Corp. *	361,152

6,605	Mohawk Industries, Inc. *	1,108,781

53,730	PulteGroup, Inc.	2,688,112

11,900	Steven Madden Ltd.	564,655

44,800	Taylor Morrison Home Corp. *	1,391,488

60,517	Tempur Sealy International, Inc.	2,592,548

88,052	TRI Pointe Homes, Inc. *	2,198,659

8,000	Vista Outdoor, Inc. *	349,360

10,300	Whirlpool Corp.	2,242,722

	Total Consumer Durables & Apparel	22,610,694

	Consumer Services — 0.3%

17,900	Adtalem Global Education, Inc.*	531,093

1,100	Graham Holdings Co. – Class B	623,172

17,275	Perdoceo Education Corp. *	170,159

	Total Consumer Services	1,324,424

	Diversified Financials — 7.4%

600	Affiliated Managers Group, Inc.	102,078

42,507	Ally Financial, Inc.	1,948,096

10,210	Bank of New York Mellon Corp. (The)	559,406

14,700	Donnelley Financial Solutions, Inc. *	686,784

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Diversified Financials — continued

26,243	Enova International, Inc. *	1,000,383

47,300	Equitable Holdings, Inc.	1,488,058

9,900	FactSet Research Systems, Inc.	4,638,843

28,711	Federated Hermes, Inc.	967,848

14,300	Franklin Resources, Inc.	463,320

8,100	Goldman Sachs Group, Inc. (The)	3,086,019

24,500	Intercontinental Exchange, Inc.	3,202,640

41,900	Invesco Ltd.	935,627

3,600	Janus Henderson Group Plc	153,828

2,200	MSCI, Inc.	1,384,790

900	Nasdaq, Inc.	182,907

9,500	Nelnet, Inc. – Class A	818,900

11,678	OneMain Holdings, Inc.	581,448

3,247	PROG Holdings, Inc.	146,505

58,470	Raymond James Financial, Inc.	5,747,016

47,900	Santander Consumer USA Holdings, Inc.	1,999,825

17,413	SEI Investments Co.	1,038,337

20,723	State Street Corp.	1,843,725

15,503	Synchrony Financial	694,379

6,800	T. Rowe Price Group, Inc.	1,359,660

2,900	Victory Capital Holdings, Inc. – Class A	101,674

12,700	Virtu Financial, Inc. – Class A	357,886

	Total Diversified Financials	35,489,982

	Energy — 0.2%

4,459	Exxon Mobil Corp.	266,826

5,800	Whiting Petroleum Corp. *	375,202

4,019	World Fuel Services Corp.	100,435

	Total Energy	742,463

	Food & Staples Retailing — 1.5%

160,645	Kroger Co. (The)	6,671,587

10,300	SpartanNash Co.	246,479

7,100	Weis Markets, Inc.	446,945

	Total Food & Staples Retailing	7,365,011

	Food, Beverage & Tobacco — 4.8%

44,363	Archer-Daniels-Midland Co.	2,759,822

8,100	General Mills, Inc.	500,337

119,529	Mondelez International, Inc. – Class A	7,045,040

108,100	Philip Morris International, Inc.	9,290,114

22,300	Tyson Foods, Inc. – Class A	1,760,808

37,865	Universal Corp.	1,763,373

	Total Food, Beverage & Tobacco	23,119,494

	Health Care Equipment & Services — 2.5%

40,241	AmerisourceBergen Corp.	4,657,896

12,500	Anthem, Inc.	5,077,875

3,600	Henry Schein, Inc. *	255,816

8,381	McKesson Corp.	1,816,665

	Total Health Care Equipment & Services	11,808,252

Shares	Description	Value ($)

	Household & Personal Products — 1.0%

42,018	Colgate-Palmolive Co.	3,152,190

1,900	Estee Lauder Cos, Inc. (The) – Class A	630,933

8,300	Procter & Gamble Co. (The)	1,200,014

	Total Household & Personal Products	4,983,137

	Insurance — 5.2%

36,486	Allstate Corp. (The)	3,966,758

9,200	CNA Financial Corp.	383,088

18,700	CNO Financial Group, Inc.	423,742

78,822	Fidelity National Financial, Inc.	3,855,184

66,315	First American Financial Corp.	4,919,247

9,100	Marsh & McLennan Cos., Inc.	1,492,582

80,800	MetLife, Inc.	4,739,728

16,809	Principal Financial Group, Inc.	1,152,761

28,363	Stewart Information Services Corp.	2,020,013

7,800	Willis Towers Watson Plc	1,761,552

	Total Insurance	24,714,655

	Materials — 4.0%

12,000	AdvanSix, Inc.	543,480

5,853	Arconic Corp. *	156,392

13,393	Avery Dennison Corp.	2,746,502

29,769	Avient Corp.	1,637,593

16,600	Cabot Corp.	871,168

18,800	Commercial Metals Co.	580,920

5,407	Crown Holdings, Inc.	572,061

26,472	Eastman Chemical Co.	2,760,765

7,693	FMC Corp.	770,762

42,300	Huntsman Corp.	1,340,487

11,257	LyondellBasell Industries NV – Class A	980,822

4,073	NewMarket Corp.	1,349,385

1,859	Nucor Corp.	197,537

6,700	O-I Glass, Inc. *	74,169

18,196	Reliance Steel & Aluminum Co.	2,704,471

2,600	Schnitzer Steel Industries, Inc. – Class A	125,060

3,674	Stepan Co.	414,097

11,500	Trinseo Plc	543,145

8,600	Westlake Chemical Corp.	799,112

	Total Materials	19,167,928

	Media & Entertainment — 5.0%

2,100	Alphabet, Inc. – Class A *	5,959,695

2,073	Alphabet, Inc. – Class C *	5,906,060

2,300	AMC Networks, Inc. – Class A *	88,803

9,800	Cars.com, Inc. *	163,464

17,833	Comcast Corp. – Class A	891,293

4,642	Electronic Arts, Inc.	576,629

3,400	Fox Corp. – Class A	121,414

2,900	Fox Corp. – Class B	97,440

12,900	iHeartMedia, Inc. – Class A *	252,969

40,094	Interpublic Group of Cos., Inc. (The)	1,330,720

23,400	Meta Platforms, Inc. – Class A *	7,592,364

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Media & Entertainment — continued

19,100	News Corp. – Class A	412,942

5,100	News Corp. – Class B	109,905

29,918	TEGNA, Inc.	590,881

	Total Media & Entertainment	24,094,579

	Pharmaceuticals, Biotechnology & Life Sciences — 7.6%

89,441	Bristol-Myers Squibb Co.	4,796,721

22,076	Eli Lilly & Co.	5,475,731

33,800	Johnson & Johnson	5,270,434

145,050	Merck & Co., Inc.	10,865,696

164,276	Pfizer, Inc.	8,826,549

18,195	Prestige Consumer Healthcare, Inc. *	1,018,010

	Total Pharmaceuticals, Biotechnology & Life Sciences	36,253,141

	Real Estate — 1.7%

48,300	CBRE Group, Inc. – Class A*	4,616,031

2,000	Jones Lang LaSalle, Inc. *	469,820

32,300	PotlatchDeltic Corp. (REIT)	1,748,722

76,920	Realogy Holdings Corp. *	1,168,415

	Total Real Estate	8,002,988

	Retailing — 9.6%

32,268	Abercrombie & Fitch Co. – Class A *	1,161,648

29,400	Academy Sports & Outdoors, Inc. *	1,311,828

1,974	Amazon.com, Inc. *	6,922,956

7,048	Asbury Automotive Group, Inc. *	1,153,335

15,766	AutoNation, Inc. *	1,952,619

9,839	Bath & Body Works, Inc.	739,204

5,863	Big Lots, Inc.	254,337

72,256	Gap Inc. (The)	1,194,392

29,300	Genuine Parts Co.	3,742,782

6,554	Group 1 Automotive, Inc.	1,276,392

5,900	Haverty Furniture Cos, Inc.	176,469

3,600	Kohl’s Corp.	184,428

14,115	Lowe’s Cos., Inc.	3,452,388

12,267	Murphy U.S.A., Inc.	2,126,239

22,696	Penske Automotive Group, Inc.	2,260,976

212,778	Qurate Retail, Inc. – Series A	1,702,224

7,179	Rent-A-Center, Inc.	317,096

10,800	Shoe Carnival, Inc.	422,280

19,200	Signet Jewelers Ltd.	1,865,088

3,577	Sleep Number Corp. *	285,373

45,104	Target Corp.	10,998,159

14,800	Tilly’s, Inc. – A Shares	222,296

1,500	Urban Outfitters, Inc. *	47,505

11,910	Williams-Sonoma, Inc.	2,320,544

	Total Retailing	46,090,558

	Semiconductors & Semiconductor Equipment — 4.1%

15,900	Amkor Technology, Inc.	342,804

1,392	Cirrus Logic, Inc. *	111,610

76,643	Intel Corp.	3,770,836

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — continued

21,600	Kulicke & Soffa Industries, Inc.	1,245,456

18,600	NVIDIA Corp.	6,077,736

43,500	QUALCOMM, Inc.	7,854,360

	Total Semiconductors & Semiconductor Equipment	19,402,802

	Software & Services — 9.8%

8,700	Accenture Plc – Class A	3,109,380

44,047	Amdocs Ltd.	3,075,362

14,722	Cadence Design Systems, Inc. *	2,612,566

4,300	Citrix Systems, Inc.	345,849

6,000	CSG Systems International, Inc.	316,260

38,100	Genpact Ltd.	1,839,087

16,000	International Business Machines Corp.	1,873,600

721	Intuit, Inc.	470,308

3,200	Kyndryl Holdings, Inc. *	50,560

84,919	Microsoft Corp.	28,073,372

59,646	NortonLifeLock, Inc.	1,482,203

10,174	Synopsys, Inc. *	3,469,334

	Total Software & Services	46,717,881

	Technology Hardware & Equipment — 11.6%

109,324	Apple, Inc.	18,071,257

34,237	Arrow Electronics, Inc. *	4,164,931

28,022	Avnet, Inc.	1,016,358

21,300	Ciena Corp. *	1,282,899

166,252	Cisco Systems, Inc.	9,117,260

5,100	CTS Corp.	177,684

19,100	Dell Technologies – Class C *	1,078,577

229,744	HP, Inc.	8,105,368

70,450	Juniper Networks, Inc.	2,193,108

12,400	Methode Electronics, Inc.	551,428

2,600	NetApp, Inc.	231,088

4,200	Plexus Corp. *	353,388

19,486	Seagate Technology Holdings Plc	2,000,628

8,600	Super Micro Computer, Inc. *	356,040

22,119	TE Connectivity Ltd.	3,404,778

74,600	Vishay Intertechnology, Inc.	1,519,602

5,300	Western Digital Corp. *	306,552

83,495	Xerox Holdings Corp.	1,537,978

	Total Technology Hardware & Equipment	55,468,924

	Telecommunication Services — 1.8%

41,400	AT&T, Inc.	945,162

8,300	Liberty Global Plc – Class A *	219,120

27,358	Telephone & Data Systems, Inc.	483,689

8,100	United States Cellular Corp. *	235,791

133,240	Verizon Communications, Inc.	6,697,975

	Total Telecommunication Services	8,581,737

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Transportation — 0.0%

6,600	Schneider National, Inc. – Class B	162,360

	TOTAL COMMON STOCKS (COST $398,837,702)	457,388,610

	MUTUAL FUNDS — 0.8%

	Affiliated Issuers — 0.8%

785,367	GMO U.S. Treasury Fund	3,950,395

	TOTAL MUTUAL FUNDS (COST $3,955,028)	3,950,395

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

266,614	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	266,614

	TOTAL SHORT-TERM INVESTMENTS (COST $266,614)	266,614

	TOTAL INVESTMENTS — 96.5% (Cost $403,059,344)	461,605,619

	Other Assets and Liabilities (net) — 3.5%	16,848,680

	TOTAL NET ASSETS — 100.0%	$478,454,299

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
79	S&P 500 E-Mini	December 2021	$18,036,688	$34,515

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.1%

	Automobiles & Components — 0.5%

68,400	Dana, Inc.	1,470,600

	Banks — 17.3%

10,306	1st Source Corp.	476,653

19,725	Amalgamated Financial Corp.	333,747

2,648	Arrow Financial Corp.	91,356

213,099	Associated Banc-Corp.	4,666,868

28,700	Atlantic Union Bankshares Corp.	933,037

17,465	Banner Corp.	1,000,395

9,000	BCB Bancorp, Inc.	132,210

46,291	Brookline Bancorp, Inc.	714,270

3,700	Camden National Corp.	169,534

53,676	Cathay General Bancorp	2,249,561

7,200	Central Valley Community Bancorp	151,200

4,670	Civista Bancshares, Inc.	109,885

7,567	CNB Financial Corp.	199,390

8,996	Community Trust Bancorp, Inc.	377,832

23,590	Customers Bancorp, Inc. *	1,359,728

20,404	Enterprise Financial Services Corp.	946,133

8,500	Farmers National Banc Corp.	149,515

1,300	Federal Agricultural Mortgage Corp. – Class C	158,236

13,204	Financial Institutions, Inc.	406,683

62,035	First BanCorp/Puerto Rico	824,445

78,368	First Commonwealth Financial Corp.	1,177,871

6,905	First Community Bankshares, Inc.	225,794

56,598	First Financial Bancorp	1,301,754

7,500	First Financial Corp.	325,950

52,000	First Midwest Bancorp, Inc.	1,025,960

116,212	Flagstar Bancorp, Inc.	5,408,506

12,153	Flushing Financial Corp.	287,054

117,766	Fulton Financial Corp.	1,859,525

4,912	Great Southern Bancorp, Inc.	273,255

49,500	Great Western Bancorp, Inc.	1,660,725

26,289	Hanmi Financial Corp.	590,714

26,800	Heartland Financial USA, Inc.	1,273,000

106,500	Hope Bancorp, Inc.	1,528,275

4,800	Horizon Bancorp, Inc.	93,120

14,791	Independent Bank Corp.	333,537

41,051	International Bancshares Corp.	1,724,553

3,300	LCNB Corp.	63,195

5,636	Mercantile Bank Corp.	189,257

4,348	Merchants Bancorp	198,312

5,200	Meta Financial Group, Inc.	310,804

4,800	MidWestOne Financial Group, Inc.	147,840

21,126	NBT Bancorp, Inc.	762,860

30,100	Northwest Bancshares, Inc.	399,728

89,680	OFG Bancorp	2,161,288

49,911	Provident Financial Services, Inc.	1,174,905

7,000	QCR Holdings, Inc.	377,580

59,500	Radian Group, Inc.	1,212,015

5,395	RBB Bancorp	131,962

Shares	Description	Value ($)

	Banks — continued

2,013	Republic Bancorp, Inc. – Class A	103,126

1,890	Sierra Bancorp	47,590

27,696	Towne Bank	847,221

19,886	TriCo Bancshares	838,394

12,720	TrustCo Bank Corp. NY	415,435

39,343	Trustmark Corp.	1,204,289

12,729	Univest Financial Corp.	350,939

38,567	Waterstone Financial, Inc.	800,265

19,089	Wintrust Financial Corp.	1,670,860

	Total Banks	47,948,136

	Capital Goods — 10.3%

14,300	Allison Transmission Holdings, Inc.	494,637

16,598	Apogee Enterprises, Inc.	685,498

20,871	Applied Industrial Technologies, Inc.	1,983,580

37,300	Atkore, Inc. *	3,972,450

5,981	Ducommun, Inc. *	254,252

9,221	EMCOR Group, Inc.	1,100,434

102,700	Gates Industrial Corp Plc *	1,646,281

20,370	Hyster-Yale Materials Handling, Inc.	799,726

10,547	Insteel Industries, Inc.	444,662

3,668	Miller Industries, Inc.	119,980

29,119	Moog, Inc. – Class A	2,014,161

49,655	Mueller Industries, Inc.	2,747,411

8,600	MYR Group, Inc. *	952,106

11,352	Park-Ohio Holdings Corp.	239,641

2,496	Preformed Line Products Co.	157,623

78,395	Primoris Services Corp.	1,757,616

6,300	Quanex Building Products Corp.	134,631

81,035	Resideo Technologies, Inc. *	2,114,203

6,400	Tennant Co.	503,424

15,226	Tutor Perini Corp. *	195,806

39,319	UFP Industries, Inc.	3,274,486

27,748	Vectrus, Inc. *	1,160,976

14,835	Veritiv Corp. *	1,869,804

	Total Capital Goods	28,623,388

	Commercial & Professional Services — 6.6%

23,100	ABM Industries, Inc.	1,039,500

229,049	ACCO Brands Corp.	1,891,945

26,935	Brady Corp. – Class A	1,353,484

5,680	CRA International, Inc.	522,958

43,979	Deluxe Corp.	1,488,249

17,471	Heidrick & Struggles International, Inc.	754,223

30,534	HNI Corp.	1,206,398

10,300	ICF International, Inc.	996,422

48,318	Interface, Inc. – Class A	689,015

44,200	Kelly Services, Inc. – Class A	745,212

18,518	Kforce, Inc.	1,419,034

77,773	Kimball International, Inc. – Class B	796,395

19,160	Matthews International Corp. – Class A	664,277

109,600	Pitney Bowes, Inc.	748,568

35,500	Quad/Graphics, Inc. *	142,710

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — continued

48,790	Resources Connection, Inc.	838,212

59,800	RR Donnelley & Sons Co. *	631,488

159,893	Steelcase, Inc. – Class A	1,789,203

24,293	TrueBlue, Inc. *	632,104

	Total Commercial & Professional Services	18,349,397

	Consumer Durables & Apparel — 6.5%

1,600	Acushnet Holdings Corp.	87,008

11,200	Bassett Furniture Industries, Inc.	170,688

4,852	Clarus Corp.	128,044

109,977	Ethan Allen Interiors, Inc.	2,474,483

55,533	G-III Apparel Group Ltd. *	1,645,998

8,846	Hooker Furniture Corp.	210,004

4,922	Johnson Outdoors, Inc. – Class A	512,085

59,991	La-Z-Boy, Inc.	2,003,099

48,145	MDC Holdings, Inc.	2,303,257

42,435	Movado Group, Inc.	1,904,058

6,800	Steven Madden Ltd.	322,660

212,292	TRI Pointe Homes, Inc. *	5,300,931

4,769	Universal Electronics, Inc. *	172,638

64,551	Vera Bradley, Inc. *	613,880

	Total Consumer Durables & Apparel	17,848,833

	Consumer Services — 0.4%

24,800	Adtalem Global Education, Inc. *	735,816

252	Graham Holdings Co. – Class B	142,763

20,100	Lincoln Educational Services Corp. *	141,705

	Total Consumer Services	1,020,284

	Diversified Financials — 6.6%

2,100	A-Mark Precious Metals, Inc.	145,425

16,400	Blucora, Inc. *	265,516

9,800	Cowen, Inc. – Class A	346,724

84,371	Curo Group Holdings Corp.	1,399,715

1,208	Diamond Hill Investment Group, Inc.	232,045

86,004	Donnelley Financial Solutions, Inc. *	4,018,107

7,400	Encore Capital Group, Inc. *	431,716

123,709	Enova International, Inc. *	4,715,787

108,702	Federated Hermes, Inc.	3,664,344

8,000	Nelnet, Inc. – Class A	689,600

13,700	Oppenheimer Holdings, Inc. – Class A	671,848

8,400	Regional Management Corp.	475,104

25,200	Sculptor Capital Management, Inc. – Class A	456,624

4,200	StoneX Group, Inc. *	235,935

10,000	Victory Capital Holdings, Inc. – Class A	350,600

14,814	Westwood Holdings Group, Inc.	240,135

	Total Diversified Financials	18,339,225

	Energy — 3.3%

20,800	Centennial Resource Development Inc. – Class A *	129,584

47,260	Evolution Petroleum Corp.	234,882

18,031	Geospace Technologies Corp. *	155,247

Shares	Description	Value ($)

	Energy — continued

9,500	Laredo Petroleum, Inc. *	559,550

27,900	Northern Oil and Gas, Inc.	568,602

108,392	SM Energy Co.	3,143,368

5,700	Whiting Petroleum Corp. *	368,733

157,997	World Fuel Services Corp.	3,948,345

	Total Energy	9,108,311

	Food & Staples Retailing — 0.9%

10,501	Ingles Markets, Inc. – Class A	806,267

14,200	Natural Grocers by Vitamin Cottage, Inc.	182,612

36,609	SpartanNash Co.	876,053

2,800	Village Super Market, Inc. – Class A	59,528

10,400	Weis Markets, Inc.	654,680

	Total Food & Staples Retailing	2,579,140

	Food, Beverage & Tobacco — 1.9%

2,100	John B. Sanfilippo & Son, Inc.	173,040

5,144	Seneca Foods Corp. – Class A *	219,700

12,300	Turning Point Brands, Inc.	467,400

62,959	Universal Corp.	2,932,001

85,400	Vector Group Ltd.	1,327,116

	Total Food, Beverage & Tobacco	5,119,257

	Health Care Equipment & Services — 1.2%

13,900	Brookdale Senior Living, Inc. *	81,454

26,200	Cross Country Healthcare, Inc. *	685,392

12,319	FONAR Corp. *	201,416

12,100	HealthStream, Inc. *	280,962

10,459	LENSAR, Inc. *	71,330

6,600	NextGen Healthcare, Inc. *	102,300

14,200	Select Medical Holdings Corp.	381,270

8,814	Triple-S Management Corp. – Class B *	313,073

37,000	Varex Imaging Corp. *	1,056,350

	Total Health Care Equipment & Services	3,173,547

	Household & Personal Products — 0.1%

1,300	Inter Parfums, Inc.	114,179

29,143	Lifevantage Corp. *	187,389

	Total Household & Personal Products	301,568

	Insurance — 3.9%

5,700	American National Group, Inc.	1,078,725

61,000	CNO Financial Group, Inc.	1,382,260

60,200	First American Financial Corp.	4,465,636

84,200	Genworth Financial, Inc. – Class A *	321,644

7,200	Horace Mann Educators Corp.	266,904

41,590	Stewart Information Services Corp.	2,962,040

22,600	Universal Insurance Holdings, Inc.	340,582

	Total Insurance	10,817,791

	Materials — 6.6%

29,648	AdvanSix, Inc.	1,342,758

7,808	American Vanguard Corp.	111,732

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Materials — continued

44,000	Avient Corp.	2,420,440

52,500	Cabot Corp.	2,755,200

13,000	Commercial Metals Co.	401,700

24,219	Koppers Holdings, Inc. *	731,414

44,180	Mercer International, Inc.	472,726

16,259	Neenah, Inc.	755,881

6,000	NewMarket Corp.	1,987,800

4,500	Olympic Steel, Inc.	91,575

43,300	Schnitzer Steel Industries, Inc. – Class A	2,082,730

66,424	Schweitzer-Mauduit International, Inc.	1,906,369

1,600	Stepan Co.	180,336

63,443	Trinseo Plc	2,996,413

1,500	Worthington Industries, Inc.	71,970

	Total Materials	18,309,044

	Media & Entertainment — 3.4%

64,000	AMC Networks, Inc. – Class A *	2,471,040

59,951	Cars.com, Inc. *	999,983

60,383	DHI Group, Inc. *	310,369

18,700	Scholastic Corp.	703,868

244,990	TEGNA, Inc.	4,838,552

15,600	Urban One, Inc. *	52,416

	Total Media & Entertainment	9,376,228

	Pharmaceuticals, Biotechnology & Life Sciences — 2.2%

7,700	Phibro Animal Health Corp. – Class A	150,843

105,120	Prestige Consumer Healthcare, Inc. *	5,881,464

1,000	Supernus Pharmaceuticals, Inc. *	29,970

	Total Pharmaceuticals, Biotechnology & Life Sciences	6,062,277

	Real Estate — 6.3%

24,209	CorePoint Lodging, Inc. (REIT) *	373,545

11,881	Five Point Holdings LLC – Class A *	64,039

14,670	Forestar Group, Inc. *	290,759

446,285	GEO Group, Inc. (The) (REIT)	3,748,794

329,214	Newmark Group, Inc. – Class A	5,287,177

63,100	PotlatchDeltic Corp. (REIT)	3,416,234

271,082	Realogy Holdings Corp. *	4,117,735

	Total Real Estate	17,298,283

	Retailing — 10.8%

99,900	Abercrombie & Fitch Co. – Class A *	3,596,400

9,200	Caleres, Inc.	217,212

14,020	Cato Corp. (The) – Class A	230,629

3,500	Conn’s, Inc. *	76,580

38,887	Genesco, Inc. *	2,457,658

25,394	Group 1 Automotive, Inc.	4,945,481

63,694	Haverty Furniture Cos, Inc.	1,905,088

32,113	Penske Automotive Group, Inc.	3,199,097

34,000	Qurate Retail, Inc. – Series A	272,000

97,096	Shoe Carnival, Inc.	3,796,454

67,600	Signet Jewelers Ltd.	6,566,664

Shares	Description	Value ($)

	Retailing — continued

26,334	Sleep Number Corp. *	2,100,927

34,800	Tilly’s, Inc. – A Shares	522,696

2,094	Weyco Group, Inc.	51,575

	Total Retailing	29,938,461

	Semiconductors & Semiconductor Equipment — 0.3%

4,800	Amkor Technology, Inc.	103,488

12,200	Kulicke & Soffa Industries, Inc.	703,452

	Total Semiconductors & Semiconductor Equipment	806,940

	Software & Services — 0.0%

738	BM Technologies, Inc. *	8,893

9,600	Information Services Group, Inc.	79,200

	Total Software & Services	88,093

	Technology Hardware & Equipment — 7.7%

56,790	ADTRAN, Inc.	1,157,380

8,300	Avid Technology, Inc. *	266,098

113,913	Avnet, Inc.	4,131,625

35,219	Benchmark Electronics, Inc.	830,464

34,861	CTS Corp.	1,214,557

24,800	Daktronics, Inc. *	121,024

11,600	DZS, Inc. *	150,336

24,878	Kimball Electronics, Inc. *	527,911

32,609	Methode Electronics, Inc.	1,450,122

4,000	NetScout Systems, Inc. *	119,600

7,400	OSI Systems, Inc. *	672,882

8,200	Plexus Corp. *	689,948

8,600	Quantum Corp. *	47,042

33,845	Sanmina Corp. *	1,236,697

5,153	ScanSource, Inc. *	161,031

25,544	Super Micro Computer, Inc. *	1,057,522

166,500	Vishay Intertechnology, Inc.	3,391,605

221,222	Xerox Holdings Corp.	4,074,909

	Total Technology Hardware & Equipment	21,300,753

	Telecommunication Services — 1.3%

91,721	Spok Holdings, Inc.	885,107

139,232	Telephone & Data Systems, Inc.	2,461,622

10,352	United States Cellular Corp. *	301,347

	Total Telecommunication Services	3,648,076

	TOTAL COMMON STOCKS (COST $239,941,307)	271,527,632

	MUTUAL FUNDS — 1.7%

	Affiliated Issuers — 1.7%

949,411	GMO U.S. Treasury Fund	4,775,539

	TOTAL MUTUAL FUNDS (COST $4,776,166)	4,775,539

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

227,360	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	227,360

	TOTAL SHORT-TERM INVESTMENTS (COST $227,360)	227,360

	TOTAL INVESTMENTS — 99.9% (Cost $244,978,275)	276,566,881

	Other Assets and Liabilities (net) — 0.1%	285,850

	TOTAL NET ASSETS — 100.0%	$276,852,731

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
26	E-mini Russell 2000 Index	December 2021	$2,856,490	$(406)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2021.

Portfolio Abbreviations:

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets ex-China Fund (commenced operations on October 18, 2021), Emerging Markets Fund, International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund (formerly Cyclical Focus Fund), Quality Fund, Resources Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2021, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$5,486,642	$—	$—	$5,486,642
Australia	—	11,145,217	—	11,145,217
Belgium	—	522,387	—	522,387
Brazil	—	8,104,976	—	8,104,976
Canada	65,587,899	—	—	65,587,899
China	2,383,932	31,995,782	—	34,379,714
Denmark	—	3,350,557	—	3,350,557
Finland	—	6,078,943	—	6,078,943
France	—	25,584,447	—	25,584,447
Germany	—	7,690,591	—	7,690,591
India	—	466,528	—	466,528

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Italy	$—	$2,627,049	$—	$2,627,049
Japan	—	27,929,566	—	27,929,566
Mexico	14,771,904	—	—	14,771,904
Netherlands	—	4,299,908	—	4,299,908
Norway	—	7,560,007	—	7,560,007
Pakistan	—	694,272	—	694,272
Philippines	—	474,146	—	474,146
Russia	—	17,796,436	—	17,796,436
South Korea	—	14,179,675	—	14,179,675
Spain	—	14,277,247	—	14,277,247
Switzerland	—	3,453,270	—	3,453,270
Taiwan	—	2,050,021	—	2,050,021
Thailand	—	1,103,755	—	1,103,755
Ukraine	—	3,165,742	—	3,165,742
United Kingdom	—	12,415,348	—	12,415,348
United States	273,682,682	—	—	273,682,682

TOTAL COMMON STOCKS	361,913,059	206,965,870	—	568,878,929

Preferred Stocks
Chile	11,545,370	—	—	11,545,370

TOTAL PREFERRED STOCKS	11,545,370	—	—	11,545,370

Mutual Funds
United States	48,530,447	—	—	48,530,447

TOTAL MUTUAL FUNDS	48,530,447	—	—	48,530,447

Short-Term Investments	7,147,996	—	—	7,147,996

Total Investments	429,136,872	206,965,870	—	636,102,742

Total	$429,136,872	$206,965,870	$—	$636,102,742

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
China	$16,244,670	$181,030,399	$—	$197,275,069
Greece	—	4,984,614	—	4,984,614
Hong Kong	—	5,168,974	—	5,168,974
Hungary	—	3,771,157	—	3,771,157
India	2,931,740	122,834,942	6,100,312	131,866,994
Indonesia	—	18,120,837	—	18,120,837
Japan	—	4,581,543	—	4,581,543
Malaysia	—	4,397,025	—	4,397,025
Mexico	17,753,981	—	—	17,753,981
Netherlands	—	3,480,945	—	3,480,945
Peru	365,800	—	—	365,800
Philippines	—	8,517,396	—	8,517,396
Qatar	—	6,242,159	—	6,242,159
Russia	5,776,782	22,542,103	—	28,318,885
Singapore	5,992,170	—	—	5,992,170
South Africa	—	11,582,048	—	11,582,048
South Korea	—	60,432,155	—	60,432,155
Switzerland	—	6,891,538	—	6,891,538
Taiwan	—	118,792,354	—	118,792,354
Thailand	—	5,865,671	—	5,865,671
United Arab Emirates	—	2,165,138	—	2,165,138
United Kingdom	—	1,964,318	—	1,964,318
United States	28,766,993	—	—	28,766,993
Vietnam	—	5,986,897	—	5,986,897

TOTAL COMMON STOCKS	77,832,136	599,352,213	6,100,312	683,284,661

Description	Level 1	Level 2		Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
Brazil	$2,409,069	$—		$—	$2,409,069
Russia	28,342,216	—		—	28,342,216
Saudi Arabia	16,835,286	—		—	16,835,286

TOTAL INVESTMENT FUNDS	47,586,571	—		—	47,586,571

Mutual Funds
United States	2,338,143	—		—	2,338,143

TOTAL MUTUAL FUNDS	2,338,143	—		—	2,338,143

Short-Term Investments	2,105,537	—		—	2,105,537

Total Investments	129,862,387	599,352,213		6,100,312	735,314,912

Derivatives^
Futures Contracts
Equity Risk	—	133,442		—	133,442

Total	$129,862,387	$599,485,655		$6,100,312	$735,448,354

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(192,947)		$—	$(192,947)

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$1,213,122		$—	$1,213,122
Chile	321,400	758,201		—	1,079,601
Czech Republic	—	873,754		—	873,754
Egypt	—	1,439,729		—	1,439,729
Hungary	—	889,911		—	889,911
India	14,278,234	886,776		—	15,165,010
Indonesia	—	5,473,831		—	5,473,831
Luxembourg	3,261,426	—		—	3,261,426
Malaysia	—	276,838		—	276,838
Mexico	27,021,083	—		—	27,021,083
Peru	2,463,050	—		—	2,463,050
Philippines	—	1,247,433		—	1,247,433
Poland	—	1,120,065		—	1,120,065
Russia	2,308,970	60,735,343		—	63,044,313
South Africa	—	1,306,565		—	1,306,565
South Korea	402,741	62,624,104		—	63,026,845
Taiwan	35,086,124	85,006,345		—	120,092,469
Thailand	—	2,310,573		—	2,310,573
Turkey	—	3,500,153		—	3,500,153
United Arab Emirates	—	1,929,498		—	1,929,498
United Kingdom	—	1,532,189		—	1,532,189

TOTAL COMMON STOCKS	85,143,028	233,124,430		—	318,267,458

Preferred Stocks
Brazil	161,460	1,418,133		—	1,579,593
Chile	977,482	—		—	977,482
Russia	—	2,689,895		—	2,689,895

TOTAL PREFERRED STOCKS	1,138,942	4,108,028		—	5,246,970

Rights/Warrants
Thailand	—	0	§	—	0	§

TOTAL RIGHTS/WARRANTS	—	0	§	—	0	§

Investment Funds
United States	10,426,311	—		—	10,426,311

TOTAL INVESTMENT FUNDS	10,426,311	—		—	10,426,311

Description	Level 1	Level 2	Level 3		Total
Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$100,042	$—	$—		$100,042

TOTAL MUTUAL FUNDS	100,042	—	—		100,042

Short-Term Investments	4,115,142	—	—		4,115,142

Total Investments	100,923,465	237,232,458	—		338,155,923

Total	$100,923,465	$237,232,458	$—		$338,155,923

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$2,218,731	$—	$—		$2,218,731
Brazil	—	15,686,503	—		15,686,503
Chile	—	847,037	—		847,037
China	74,227,281	526,825,251	0	§	601,052,532
Czech Republic	—	5,068,501	—		5,068,501
India	14,785,322	122,998,964	—		137,784,286
Indonesia	—	42,937,800	—		42,937,800
Kuwait	—	19,499,917	—		19,499,917
Malaysia	—	1,663,117	—		1,663,117
Mexico	92,944,643	—	—		92,944,643
Philippines	—	8,614,286	—		8,614,286
Poland	—	1,979,557	—		1,979,557
Qatar	—	13,340,702	—		13,340,702
Russia	6,562,841	285,572,960	5,015,503		297,151,304
South Africa	—	7,207,901	—		7,207,901
South Korea	—	195,340,215	—		195,340,215
Sri Lanka	—	669,115	—		669,115
Taiwan	11,294,431	469,043,304	—		480,337,735
Thailand	—	9,785,153	—		9,785,153
Turkey	—	13,867,017	—		13,867,017
United Arab Emirates	—	311,857	—		311,857
United Kingdom	—	12,340,509	—		12,340,509
Vietnam	—	216,059	—		216,059

TOTAL COMMON STOCKS	202,033,249	1,753,815,725	5,015,503		1,960,864,477

Preferred Stocks
Brazil	—	1,527,723	—		1,527,723
Colombia	582,845	—	—		582,845
Russia	—	41,674,632	—		41,674,632
South Korea	—	28,686,299	—		28,686,299
Taiwan	—	2,164,179	—		2,164,179

TOTAL PREFERRED STOCKS	582,845	74,052,833	—		74,635,678

Rights/Warrants
Kuwait	1,402	—	—		1,402

TOTAL RIGHTS/WARRANTS	1,402	—	—		1,402

Investment Funds
United States	21,409,994	—	—		21,409,994

TOTAL INVESTMENT FUNDS	21,409,994	—	—		21,409,994

Debt Obligations
United States	32,361,705	—	—		32,361,705

TOTAL DEBT OBLIGATIONS	32,361,705	—	—		32,361,705

Short-Term Investments	5,452,729	—	—		5,452,729

Total Investments	261,841,924	1,827,868,558	5,015,503		2,094,725,985

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Futures Contracts
Equity Risk	$—	$1,290,785	$—		$1,290,785
Swap Contracts
Equity Risk	—	1,770,883	—		1,770,883

Total	$261,841,924	$1,830,930,226	$5,015,503		$2,097,787,653

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(30,419,081)	$—	$—		$(30,419,081)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$62,773,229	$—		$62,773,229
Belgium	—	42,779,702	—		42,779,702
Denmark	—	934,626	—		934,626
Finland	—	10,246,011	—		10,246,011
France	3,159,954	183,527,932	—		186,687,886
Germany	—	169,144,477	—		169,144,477
Hong Kong	—	43,877,379	—		43,877,379
Ireland	13,574,515	13,084,054	—		26,658,569
Italy	1,271,172	83,557,071	—		84,828,243
Japan	—	507,237,825	—		507,237,825
Malta	—	—	0	§	0 §
Netherlands	—	132,721,493	—		132,721,493
Norway	—	38,872,356	—		38,872,356
Portugal	—	27,857,600	—		27,857,600
Singapore	—	82,418,034	—		82,418,034
Spain	—	94,799,345	—		94,799,345
Sweden	—	9,199,946	—		9,199,946
Switzerland	5,021,100	121,479,105	—		126,500,205
United Kingdom	16,848,032	314,934,975	—		331,783,007

TOTAL COMMON STOCKS	39,874,773	1,939,445,160	0	§	1,979,319,933

Preferred Stocks
Germany	—	13,101,296	—		13,101,296

TOTAL PREFERRED STOCKS	—	13,101,296	—		13,101,296

Short-Term Investments	85,956,858	—	—		85,956,858

Total Investments	125,831,631	1,952,546,456	—		2,078,378,087

Total	$125,831,631	$1,952,546,456	$0	§	$2,078,378,087

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(545,625)	$—	$—		$(545,625)

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$149,628,158	$—		$149,628,158
Short-Term Investments	4,209,307	—	—		4,209,307

Total Investments	4,209,307	149,628,158	—		153,837,465

Total	$4,209,307	$149,628,158	$—		$153,837,465

Description	Level 1	Level 2	Level 3	Total
Quality Cyclicals Fund (formerly Cyclical Focus Fund)
Asset Valuation Inputs
Common Stocks
Canada	$7,705,805	$—	$—	$7,705,805
China	—	2,157,922	—	2,157,922
Finland	—	2,699,897	—	2,699,897
France	—	11,512,792	—	11,512,792
Germany	—	2,580,742	—	2,580,742
Hong Kong	—	1,515,213	—	1,515,213
Ireland	420,707	3,283,237	—	3,703,944
Mexico	7,490,600	—	—	7,490,600
Russia	—	2,934,213	—	2,934,213
Spain	—	6,277,002	—	6,277,002
United Kingdom	—	14,823,654	—	14,823,654
United States	67,371,206	—	—	67,371,206

TOTAL COMMON STOCKS	82,988,318	47,784,672	—	130,772,990

Preferred Stocks
Brazil	—	3,403,957	—	3,403,957

TOTAL PREFERRED STOCKS	—	3,403,957	—	3,403,957

Mutual Funds
United States	61,893	—	—	61,893

TOTAL MUTUAL FUNDS	61,893	—	—	61,893

Short-Term Investments	403,536	—	—	403,536

Total Investments	83,453,747	51,188,629	—	134,642,376

Total	$83,453,747	$51,188,629	$—	$134,642,376

Quality Fund
Asset Valuation Inputs
Common Stocks
China	$—	$144,290,691	$—	$144,290,691
France	—	293,013,804	—	293,013,804
Germany	—	238,528,590	—	238,528,590
Spain	—	45,888,126	—	45,888,126
Switzerland	—	314,923,275	—	314,923,275
Taiwan	—	292,524,906	—	292,524,906
United Kingdom	—	338,524,511	—	338,524,511
United States	6,951,545,629	—	—	6,951,545,629

TOTAL COMMON STOCKS	6,951,545,629	1,667,693,903	—	8,619,239,532

Debt Obligations
United States	29,947,266	—	—	29,947,266

TOTAL DEBT OBLIGATIONS	29,947,266	—	—	29,947,266

Mutual Funds
United States	9,811,455	—	—	9,811,455

TOTAL MUTUAL FUNDS	9,811,455	—	—	9,811,455

Short-Term Investments	22,768,817	—	—	22,768,817

Total Investments	7,014,073,167	1,667,693,903	—	8,681,767,070

Total	$7,014,073,167	$1,667,693,903	$—	$8,681,767,070

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$16,688,830	$—	$—	$16,688,830
Australia	—	122,987,313	—	122,987,313
Austria	—	24,901,420	—	24,901,420
Brazil	—	62,585,779	—	62,585,779
Canada	170,101,197	—	—	170,101,197

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
China	$—	$31,891,670	$—		$31,891,670
Denmark	—	8,167,243	—		8,167,243
Finland	—	12,709,622	—		12,709,622
France	—	6,789,550	—		6,789,550
Hungary	—	16,469,699	—		16,469,699
India	—	27,773,506	—		27,773,506
Israel	—	12,686,987	—		12,686,987
Japan	—	42,138,395	—		42,138,395
Mexico	45,850,340	—	—		45,850,340
Norway	—	39,293,490	—		39,293,490
Pakistan	—	3,531,497	—		3,531,497
Poland	—	13,353,552	—		13,353,552
Portugal	—	34,836,269	—		34,836,269
Russia	—	161,760,704	—		161,760,704
Singapore	—	—	0	§	0	§
South Africa	—	42,560,377	—		42,560,377
South Korea	—	6,397,757	—		6,397,757
Spain	—	8,239,053	—		8,239,053
Switzerland	—	4,228,559	—		4,228,559
Turkey	—	4,597,087	—		4,597,087
Ukraine	—	7,214,361	—		7,214,361
United Kingdom	—	236,987,431	—		236,987,431
United States	450,165,773	—	—		450,165,773

TOTAL COMMON STOCKS	682,806,140	932,101,321	0	§	1,614,907,461

Preferred Stocks
Brazil	—	112,667,820	—		112,667,820
Chile	32,076,041	—	—		32,076,041
Russia	—	40,839,448	—		40,839,448

TOTAL PREFERRED STOCKS	32,076,041	153,507,268	—		185,583,309

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Short-Term Investments	19,167,341	—	—		19,167,341

Total Investments	734,049,522	1,085,608,589	—		1,819,658,111

Total	$734,049,522	$1,085,608,589	$0	§	$1,819,658,111

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,118,939	$—		$1,118,939
Belgium	—	586,640	—		586,640
Brazil	—	258,515	—		258,515
China	—	741,296	—		741,296
Denmark	—	34,211	—		34,211
Finland	—	153,438	—		153,438
France	43,686	3,044,543	—		3,088,229
Germany	—	2,674,708	—		2,674,708
Hong Kong	—	516,465	—		516,465
Hungary	—	61,102	—		61,102
India	—	174,281	—		174,281
Ireland	85,677	262,942	—		348,619
Italy	—	1,289,218	—		1,289,218
Japan	—	7,856,456	—		7,856,456
Malta	—	—	0	§	0	§
Netherlands	—	2,330,829	—		2,330,829
Norway	—	580,845	—		580,845

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Poland	$—	$107,248	$—		$107,248
Portugal	—	308,634	—		308,634
Russia	—	172,641	—		172,641
Singapore	—	1,352,879	—		1,352,879
South Africa	—	80,186	—		80,186
South Korea	5,588	661,655	—		667,243
Spain	—	1,574,190	—		1,574,190
Sweden	—	206,934	—		206,934
Switzerland	71,730	2,115,718	—		2,187,448
Taiwan	—	613,876	—		613,876
Thailand	—	136,995	—		136,995
Turkey	—	326,681	—		326,681
United Kingdom	1,049,789	4,131,203	—		5,180,992

TOTAL COMMON STOCKS	1,256,470	33,473,268	0	§	34,729,738

Preferred Stocks
Brazil	—	13,652	—		13,652
Germany	—	313,429	—		313,429
South Korea	—	24,716	—		24,716

TOTAL PREFERRED STOCKS	—	351,797	—		351,797

Mutual Funds
United States	1,283,706	—	—		1,283,706

TOTAL MUTUAL FUNDS	1,283,706	—	—		1,283,706

Short-Term Investments	15,450	—	—		15,450

Total Investments	2,555,626	33,825,065	0	§	36,380,691

Total	$2,555,626	$33,825,065	$0	§	$36,380,691

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(18,683)	$—	$—		$(18,683)

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$457,388,610	$—	$—		$457,388,610
Mutual Funds	3,950,395	—	—		3,950,395
Short-Term Investments	266,614	—	—		266,614

Total Investments	461,605,619	—	—		461,605,619

Derivatives^
Futures Contracts
Equity Risk	34,515	—	—		34,515

Total	$461,640,134	$—	$—		$461,640,134

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$271,527,632	$—	$—		$271,527,632
Mutual Funds	4,775,539	—	—		4,775,539
Rights/Warrants	—	—	36,350		36,350
Short-Term Investments	227,360	—	—		227,360

Total Investments	276,530,531	—	36,350		276,566,881

Total	$276,530,531	$—	$36,350		$276,566,881

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(406)	$—	$—		$(406)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2021.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Emerging Domestic Opportunities Fund’s Level 3 holdings includes one common stock that was purchased prior to the initial public offering (“IPO”) that is restricted from trading until March 22, 2022 and is being valued based on the post-IPO shares trading in the market. Emerging Markets Fund Level 3 holdings also include a common stock of 144A shares that is thinly traded and is being priced off the Reg S shares of the same security. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2021.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2021
Emerging Domestic Opportunities Fund
Common Stocks
India	$265,151	$1,924,110	$(1,849,078)	$—	$1,589,485	$4,170,644	$—		$—	$6,100,312	$4,176,202

Total Investments	$265,151	$1,924,110	$(1,849,078)	$—	$1,589,485	$4,170,644	$—		$—	$6,100,312	$4,176,202

Emerging Markets Fund
Common Stocks
Russia	$—	$7,148,534	$(696,081)	$—	$(76,821)	$(1,360,135)	$6	‡	$—	$5,015,503	$(1,360,135)

Total Investments	$—	$7,148,534	$(696,081)	$—	$(76,821)	$(1,360,135)	$6		$—	$5,015,503	$(1,360,135)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2021 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Markets Fund
Common Stock	5,015,503	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2021, the value of these securities and/or derivatives for Emerging Domestic Opportunities Fund was $6,100,312. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2021 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$18,563,731		$275,809,343	$245,747,592	$12,983	**	$10,446	$(93,018)	$(2,017)	$48,530,447

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$—		$238,883,196	$236,456,000	$9,474		$3,722	$(89,053)	$—	$2,338,143

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$—		$600,042	$500,000	$44		$—	$—	$—	$100,042

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$678,007		$—	$—	$—		$—	$—	$(8,892)	$669,115
Gayatri Projects Ltd	6,296,399		—	—	—		—	—	(1,507,956)	4,788,443

Totals	$6,974,406		$—	$—	$—		$—	$—	$(1,516,848)	$5,457,558

Quality Cyclicals Fund (formerly Cyclical Focus Fund)
GMO U.S. Treasury Fund	$528,000		$5,150,000	$5,610,000	$226		$212	$(5,984)	$(123)	$61,893

Quality Fund
GMO U.S. Treasury Fund	$9,830,961		$—	$—	$6,396		$4,876	$—	$(19,506)	$9,811,455

Resources Fund
Kosmos Energy Ltd.	$—	#	$28,707,767	$13,303,476	$—		$—	$2,066,197	$44,685,620	$89,354,878

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,165		$3,930,000	$2,650,000	$604		$454	$(1,448)	$(11)	$1,283,706

U.S. Equity Fund
GMO U.S. Treasury Fund	$2,850,296		$71,300,000	$70,210,000	$3,583		$2,406	$14,732	$(4,633)	$3,950,395

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$101,097		$25,670,000	$20,990,000	$2,278		$2,515	$(4,931)	$(627)	$4,775,539

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2021 through November 30, 2021. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2022.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $192,781 in Climate Change Fund during the period.

#	Security was not an affiliate at the beginning of the period.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 99.5%

	U.S. Government — 99.5%

28,800,000	U.S. Treasury Note, 1.25%, due 04/30/28	28,676,250

41,000,000	U.S. Treasury Note, 1.13%, due 02/15/31	40,024,649

6,140,000	U.S. Treasury Note, 1.25%, due 08/15/31	6,041,184

	Total U.S. Government	74,742,083

	TOTAL DEBT OBLIGATIONS (COST $74,040,488)	74,742,083

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

2,318	GMO U.S. Treasury Fund	11,659

	TOTAL MUTUAL FUNDS (COST $11,659)	11,659

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

334,526	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	334,526

	TOTAL SHORT-TERM INVESTMENTS (COST $334,526)	334,526

	TOTAL INVESTMENTS — 100.0% (Cost $74,386,673)	75,088,268

	Other Assets and Liabilities (net) — 0.00%	25,977

	TOTAL NET ASSETS — 100.0%	$75,114,245

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 92.7%

		Albania — 1.3%

		Sovereign and Sovereign Agency Issuers

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	45,446,391

EUR	9,100,000	Republic of Albania Par Bond, 144A, 3.50%, due 11/23/31	10,010,706

		Total Albania	55,457,097

		Angola — 0.3%

		Sovereign and Sovereign Agency Issuers

	7,900,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	7,180,606

	5,500,000	Angolan Government International Bond, Reg S, 9.13%, due 11/26/49	4,884,000

		Total Angola	12,064,606

		Argentina — 2.5%

		Sovereign and Sovereign Agency Issuers

	11,490,713	Republic of Argentina, 1.00%, due 07/09/29	3,750,805

	25,333,493	Republic of Argentina, Step Up, 0.50%, due 07/09/30	7,828,049

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c) (d)	1,045,435

	56,547,942	Republic of Argentina, Step Up, 1.13%, due 07/09/35	15,748,602

EUR	26,000,000	Republic of Argentina, Step Up, 1.50%, due 01/09/38	8,551,118

	72,008,994	Republic of Argentina, Step Up, 2.00%, due 01/09/38	23,294,753

JPY	334,073,000	Republic of Argentina, 0.67%, due 12/31/38 (c) (d)	591,097

EUR	6,760,000	Republic of Argentina, Step Up, 1.50%, due 07/09/41	2,054,627

	112,801,240	Republic of Argentina, Step Up, 2.50%, due 07/09/41	34,686,381

	34,047,000	Republic of Argentina, Step Up, 1.13%, due 07/09/46	9,567,207

		Total Argentina	107,118,074

		Armenia — 0.5%

		Corporate Debt

	20,000,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	19,450,000

		Azerbaijan — 0.9%

		Sovereign and Sovereign Agency Issuers

	11,388,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	11,416,470

	5,250,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	5,251,641

Par Value†		Description	Value ($)
		Azerbaijan — continued

		Sovereign and Sovereign Agency Issuers — continued

	20,300,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	22,055,950

		Total Azerbaijan	38,724,061

		Bahamas — 0.7%

		Sovereign and Sovereign Agency Issuers

	10,840,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	9,531,070

	15,600,000	Bahamas Government International Bond, Reg S, 8.95%, due 10/15/32	14,898,000

	7,900,000	Bahamas Government International Bond, Reg S, 7.13%, due 04/02/38	6,833,500

		Total Bahamas	31,262,570

		Bahrain — 1.7%

		Sovereign and Sovereign Agency Issuer

	74,790,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	74,406,701

		Barbados — 0.3%

		Sovereign and Sovereign Agency Issuers

	14,000,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29 (e)	14,063,875

		Belarus — 0.6%

		Sovereign and Sovereign Agency Issuers

	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24	7,390,560

	19,800,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	16,166,700

		Total Belarus	23,557,260

		Bermuda — 0.2%

		Sovereign and Sovereign Agency Issuers

	6,990,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	7,974,279

		Bolivia — 0.2%

		Sovereign and Sovereign Agency Issuers

	9,200,000	Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28 (e)	8,160,975

		Bosnia & Herzegovina — 0.3%

		Sovereign and Sovereign Agency Issuers

EUR	9,600,000	Republic of Srpska Treasury Bond, Reg S, 4.75%, due 04/27/26	11,263,660

		Brazil — 2.5%

		Corporate Debt — 0.6%

	24,128,617	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	24,611,189

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†		Description	Value ($)
		Brazil — continued

		Sovereign and Sovereign Agency Issuers — 1.9%

	57,439,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	55,463,098

	16,300,000	Republic of Brazil, 4.75%, due 01/14/50	13,965,025

BRL	75,100,000	Rio Smart Lighting Sarl, 144A, 12.25%, due 09/20/32 (f)	13,400,338

			82,828,461

		Total Brazil	107,439,650

		Cameroon — 0.2%

		Sovereign and Sovereign Agency Issuers

EUR	7,500,000	Republic of Cameroon International Bond, Reg S, 5.95%, due 07/07/32	7,857,191

		Chile — 2.0%

		Corporate Debt — 1.0%

	20,411,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	24,536,063

	17,200,000	Inversiones Latin America Power Ltda, 144A, 5.13%, due 06/15/33	16,654,975

			41,191,038

		Sovereign and Sovereign Agency Issuers — 1.0%

	7,500,000	Chile Government International Bond, 3.10%, due 05/07/41	7,376,250

	8,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	8,829,000

	5,300,000	Empresa Nacional del Petroleo, 144A, 3.45%, due 09/16/31	4,952,850

	23,750,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	23,249,766

			44,407,866

		Total Chile	85,598,904

		China — 0.9%

		Corporate Debt — 0.4%

	7,500,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (d)	1,818,750

	14,300,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (d)	3,396,250

	7,500,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (d)	1,800,000

	7,500,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.00%, due 09/22/30	7,534,875

	2,100,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (d)	435,750

	3,700,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (d)	767,750

			15,753,375

		Sovereign and Sovereign Agency Issuers — 0.5%

	14,200,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	13,954,162

Par Value†		Description	Value ($)
		China — continued

		Sovereign and Sovereign Agency Issuers — continued

	7,300,000	Oryx Funding Ltd., Reg S, 5.80%, due 02/03/31	7,592,000

			21,546,162

		Total China	37,299,537

		Colombia — 2.9%

		Corporate Debt — 0.1%

COP	26,700,000,000	PA Autopista Rio Magdalena, 144A, 6.05%, due 06/15/36	6,139,576

		Sovereign and Sovereign Agency Issuers — 2.8%

	1,392,000	Colombia Government International Bond, 8.38%, due 02/15/27	1,702,155

	3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28 (a)	5,505,703

	26,100,000	Colombia Government International Bond, 6.13%, due 01/18/41	27,108,112

	35,600,000	Colombia Government International Bond, 5.63%, due 02/26/44	34,805,675

	7,600,000	Colombia Government International Bond, 5.20%, due 05/15/49	7,062,300

	27,611,000	Ecopetrol SA, 7.38%, due 09/18/43	29,628,674

	6,400,000	Ecopetrol SA, 5.88%, due 11/02/51	5,824,000

COP	30,200,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	7,143,680

			118,780,299

		Total Colombia	124,919,875

		Congo Republic (Brazzaville) — 1.2%

		Sovereign and Sovereign Agency Issuers

	59,851,596	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	50,275,341

		Costa Rica — 1.0%

		Sovereign and Sovereign Agency Issuers

	34,731,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	33,218,031

	9,198,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	7,673,431

		Total Costa Rica	40,891,462

		Czech Republic — 0.2%

		Sovereign and Sovereign Agency Issuers

	5,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	6,894,136

		Dominican Republic — 2.3%

		Asset-Backed Securities — 0.2%

	7,378,668	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	7,604,640

		Sovereign and Sovereign Agency Issuers — 2.1%

	9,100,000	Dominican Republic International Bond, Reg S, 5.30%, due 01/21/41	8,713,250

	85,929,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	79,956,935

			88,670,185

		Total Dominican Republic	96,274,825

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Ecuador — 3.0%

	Sovereign and Sovereign Agency Issuers

1,000,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	900,000

18,576,250	Ecuador Government International Bond, Reg S, Step Up, 5.00%, due 07/31/30	15,093,203

112,987,125	Ecuador Government International Bond, Reg S, Step Up, 1.00%, due 07/31/35	72,876,696

36,603,750	Ecuador Government International Bond, Reg S, Step Up, 0.50%, due 07/31/40	20,772,628

8,246,892	Ecuador Government International Bond, Zero Coupon, Reg S, due 07/31/30	4,473,939

16,850,456	Ecuador Social Bond Sarl, Zero Coupon, Reg S, due 01/30/35	13,490,896

	Total Ecuador	127,607,362

	Egypt — 1.9%

	Sovereign and Sovereign Agency Issuers

6,500,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	5,240,625

23,500,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	20,063,125

19,300,000	Egypt Government International Bond, Reg S, 8.88%, due 05/29/50	16,694,500

11,200,000	Egypt Government International Bond, 144A, 8.75%, due 09/30/51	9,604,000

38,364,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	30,978,930

	Total Egypt	82,581,180

	El Salvador — 0.7%

	Sovereign and Sovereign Agency Issuers

5,300,000	El Salvador Government International Bond, Reg S, 8.25%, due 04/10/32	3,502,306

9,775,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	6,044,005

32,900,000	El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50	19,550,825

	Total El Salvador	29,097,136

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers

4,090,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	2,658,500

	Gabon — 0.5%

	Sovereign and Sovereign Agency Issuers

20,900,000	Gabon Government International Bond, Reg S, 6.63%, due 02/06/31	19,558,481

	Ghana — 1.3%

	Sovereign and Sovereign Agency Issuers

30,000,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	22,912,500

Par Value†	Description	Value ($)
	Ghana — continued

	Sovereign and Sovereign Agency Issuers — continued

26,900,000	Republic of Ghana, Reg S, 8.75%, due 03/11/61	20,314,544

10,444,727	Saderea DAC, Reg S, 12.50%, due 11/30/26	10,496,951

	Total Ghana	53,723,995

	Grenada — 0.2%

	Sovereign and Sovereign Agency Issuers

9,776,063	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	9,790,727

	Guatemala — 0.5%

	Sovereign and Sovereign Agency Issuers

1,965,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	2,682,225

2,000,000	Republic of Guatemala, 144A, 4.65%, due 10/07/41	1,974,125

15,200,000	Republic of Guatemala, Reg S, 6.13%, due 06/01/50	16,917,600

	Total Guatemala	21,573,950

	Honduras — 0.4%

	Sovereign and Sovereign Agency Issuers

16,100,000	Honduras Government International Bond, Reg S, 5.63%, due 06/24/30	16,100,000

	Hungary — 0.2%

	Sovereign and Sovereign Agency Issuers

11,300,000	Hungary Government International Bond, 144A, 3.13%, due 09/21/51	10,705,890

	India — 1.4%

	Corporate Debt

10,750,000	Cliffton Ltd., Reg S, 6.25%, due 10/25/25	10,578,000

29,700,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29 (e)	29,254,500

1,000,000	GMR Hyderabad International Airport Ltd., Reg S, 4.75%, due 02/02/26	995,500

21,140,000	GMR Hyderabad International Airport Ltd., Reg S, 4.25%, due 10/27/27	20,390,851

	Total India	61,218,851

	Indonesia — 3.4%

	Sovereign and Sovereign Agency Issuers

9,200,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	9,770,975

3,700,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.45%, due 05/15/30	4,192,007

20,900,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.80%, due 05/15/50	24,169,544

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†		Description	Value ($)
		Indonesia — continued

		Sovereign and Sovereign Agency Issuers — continued

	8,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	11,020,448

	7,900,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	9,865,994

	11,300,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	14,522,619

	8,200,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	8,065,725

	4,100,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	5,043,000

	14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	17,708,287

	43,900,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	42,289,419

		Total Indonesia	146,648,018

		Israel — 0.4%

		Sovereign and Sovereign Agency Issuers

	13,183,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	19,242,933

		Ivory Coast — 0.7%

		Sovereign and Sovereign Agency Issuers

EUR	29,000,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	31,384,249

		Jamaica — 0.8%

		Corporate Debt — 0.2%

	6,530,472	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	6,494,963

		Sovereign and Sovereign Agency Issuers — 0.6%

	9,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	12,895,312

	11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	13,338,000

			26,233,312

		Total Jamaica	32,728,275

		Jordan — 1.1%

		Sovereign and Sovereign Agency Issuers

	49,895,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	48,080,069

		Kazakhstan — 1.0%

		Sovereign and Sovereign Agency Issuers

	9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	11,976,750

	3,800,000	KazMunayGas National Co JSC, Reg S, 5.75%, due 04/19/47	4,464,240

Par Value†	Description	Value ($)
	Kazakhstan — continued

	Sovereign and Sovereign Agency Issuers — continued

19,900,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	25,208,325

	Total Kazakhstan	41,649,315

	Kenya — 0.7%

	Sovereign and Sovereign Agency Issuers

30,400,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	29,830,000

	Kuwait — 0.4%

	Corporate Debt

4,100,000	Equate Petrochemical BV, Reg S, 2.63%, due 04/28/28	4,078,988

9,200,000	MEGlobal Canada ULC, Reg S, 5.88%, due 05/18/30	11,073,350

	Total Kuwait	15,152,338

	Lebanon — 0.4%

	Sovereign and Sovereign Agency Issuers

20,400,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	2,244,000

5,547,000	Lebanon Government International Bond, Reg S, 7.00%, due 03/20/28 (d)	610,170

53,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	5,896,550

21,000,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	2,310,000

50,114,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	5,512,540

	Total Lebanon	16,573,260

	Malaysia — 0.9%

	Sovereign and Sovereign Agency Issuers

16,700,000	1MDB Global Investments Ltd., Reg S, 4.40%, due 03/09/23	16,715,030

6,000,000	Dua Capital Ltd, Reg S, 2.78%, due 05/11/31	5,982,060

8,400,000	Petronas Capital Ltd, Reg S, 4.80%, due 04/21/60	11,208,120

4,200,000	Petronas Capital Ltd, Reg S, 3.40%, due 04/28/61	4,336,080

	Total Malaysia	38,241,290

	Mexico — 5.7%

	Sovereign and Sovereign Agency Issuers

27,884,000	Petroleos Mexicanos, 6.35%, due 02/12/48	21,868,027

6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	5,058,624

131,800,000	Petroleos Mexicanos, 7.69%, due 01/23/50	117,816,020

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†		Description	Value ($)
		Mexico — continued

		Sovereign and Sovereign Agency Issuers — continued

	23,486,000	Petroleos Mexicanos, 6.95%, due 01/28/60	19,199,805

GBP	56,096,000	United Mexican States, 5.63%, due 03/19/2114	80,200,237

		Total Mexico	244,142,713

		Mongolia — 0.1%

		Sovereign and Sovereign Agency Issuers

	3,700,000	Mongolia Government International Bond, 144A, 4.45%, due 07/07/31	3,487,657

		Montenegro — 0.2%

		Sovereign and Sovereign Agency Issuers

EUR	9,100,000	Montenegro Government International Bond, 144A, 2.88%, due 12/16/27	9,443,089

		Morocco — 0.5%

		Sovereign and Sovereign Agency Issuers

	11,300,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	13,159,556

	10,500,000	Office Cherifien des Phosphates SA, Reg S, 5.13%, due 06/23/51	9,911,344

		Total Morocco	23,070,900

		Mozambique — 0.2%

		Sovereign and Sovereign Agency Issuers

	9,276,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	7,813,871

		Nigeria — 0.9%

		Sovereign and Sovereign Agency Issuers

	10,700,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	9,523,000

	15,550,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	13,334,125

	7,600,000	Nigeria Government International Bond, Reg S, 9.25%, due 01/21/49	7,495,500

	11,300,000	Nigeria Government International Bond, 144A, 8.25%, due 09/28/51	10,226,500

		Total Nigeria	40,579,125

		Oman — 2.4%

		Sovereign and Sovereign Agency Issuers

	4,600,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	4,335,500

	96,800,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	93,170,000

	5,400,000	Oman Government International Bond, Reg S, 7.00%, due 01/25/51	5,359,500

		Total Oman	102,865,000

Par Value†		Description	Value ($)

		Pakistan — 0.3%

		Sovereign and Sovereign Agency Issuers

	14,762,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	14,026,668

		Panama — 1.7%

		Sovereign and Sovereign Agency Issuers

	26,200,000	Aeropuerto Internacional de Tocumen SA, Reg S, 5.13%, due 08/11/61	27,130,100

	12,651,000	Panama Government International Bond, 8.13%, due 04/28/34	19,114,870

	9,000,000	Panama Government International Bond, 4.30%, due 04/29/53	9,367,313

	16,800,000	Panama Government International Bond, 4.50%, due 04/01/56	17,884,650

		Total Panama	73,496,933

		Papua New Guinea — 0.0%

		Sovereign and Sovereign Agency Issuers

	1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,400,000

		Peru — 2.4%

		Sovereign and Sovereign Agency Issuers

PEN	56,700,000	Peru Government Bond, 6.15%, due 08/12/32	13,952,173

	19,100,000	Peruvian Government International Bond, 3.60%, due 01/15/72	18,145,000

	26,700,000	Peruvian Government International Bond, 3.23%, due 07/28/2121	22,099,256

	48,595,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	47,228,266

		Total Peru	101,424,695

		Philippines — 1.8%

		Sovereign and Sovereign Agency Issuers

	4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	8,695,000

	13,500,000	Philippine Government International Bond, 3.20%, due 07/06/46	13,400,235

	40,012,000	Power Sector Assets & Liabilities Management Corp, 9.63%, due 05/15/28	56,874,557

		Total Philippines	78,969,792

		Qatar — 1.1%

		Sovereign and Sovereign Agency Issuers

	26,900,000	Qatar Government International Bond, Reg S, 4.40%, due 04/16/50	32,851,625

	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	13,978,338

		Total Qatar	46,829,963

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Republic of North Macedonia — 0.2%

		Sovereign and Sovereign Agency Issuers

EUR	7,800,000	North Macedonia Government International Bond, Reg S, 1.63%, due 03/10/28	8,204,651

		Romania — 0.6%

		Sovereign and Sovereign Agency Issuers

EUR	11,300,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	14,321,139

EUR	10,900,000	Romanian Government International Bond, Reg S, 3.38%, due 01/28/50	11,527,282

		Total Romania	25,848,421

		Russia — 2.5%

		Sovereign and Sovereign Agency Issuers

	21,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	22,034,025

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	5,252,000

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	39,950,000

	3,800,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35	4,465,000

	29,200,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	36,938,000

		Total Russia	108,639,025

		Saudi Arabia — 2.8%

		Corporate Debt — 0.6%

	23,724,588	ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39 (e)	28,124,312

		Sovereign and Sovereign Agency Issuers — 2.2%

	21,400,000	Saudi Arabian Oil Co, Reg S, 3.50%, due 11/24/70	20,677,750

	5,600,000	Saudi Government International Bond, Reg S, 3.75%, due 01/21/55	5,894,000

	67,500,000	Saudi Government International Bond, Reg S, 3.45%, due 02/02/61	66,909,375

			93,481,125

		Total Saudi Arabia	121,605,437

		Senegal — 0.2%

		Sovereign and Sovereign Agency Issuers

	8,800,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	8,470,000

		Serbia — 0.4%

		Sovereign and Sovereign Agency Issuers

EUR	15,500,000	Serbia International Bond, 144A, 2.05%, due 09/23/36	15,249,400

Par Value†		Description	Value ($)

		South Africa — 3.3%

		Sovereign and Sovereign Agency Issuers

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	13,955,300

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	14,427,050

ZAR	203,950,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	2,545,496

ZAR	543,600,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	22,190,528

	6,800,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	6,801,275

	86,600,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	80,337,737

ZAR	27,300,000	Transnet SOC, Ltd., 13.50%, due 04/18/28	2,022,758

		Total South Africa	142,280,144

		Sri Lanka — 1.2%

		Sovereign and Sovereign Agency Issuers

	7,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	4,094,090

	11,644,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	6,402,745

	34,500,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28	19,013,812

	8,800,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29	4,838,900

	27,900,000	Sri Lanka Government International Bond, Reg S, 7.55%, due 03/28/30	15,332,794

		Total Sri Lanka	49,682,341

		SupraNational — 0.3%

		Sovereign and Sovereign Agency Issuers

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	5,687,214

BRL	225,000,000	International Finance Corp., Zero Coupon, due 02/25/41	7,077,563

		Total SupraNational	12,764,777

		Suriname — 0.5%

		Sovereign and Sovereign Agency Issuers

	14,000,000	Republic of Suriname, Reg S, 12.88%, due 12/30/23 (d)	9,957,500

	17,559,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	12,252,890

		Total Suriname	22,210,390

		Tajikistan — 0.2%

		Sovereign and Sovereign Agency Issuers

	11,374,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	9,844,197

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Trinidad And Tobago — 1.1%

		Sovereign and Sovereign Agency Issuers

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	10,446,187

	3,800,000	Trinidad & Tobago Government International Bond, Reg S, 4.50%, due 06/26/30	3,838,713

	6,127,000	Trinidad Generation UnLtd., Reg S, 5.25%, due 11/04/27	6,191,333

	22,488,000	Trinidad Petroleum Holdings Ltd., Reg S, 9.75%, due 06/15/26	24,579,384

		Total Trinidad And Tobago	45,055,617

		Tunisia — 1.4%

		Sovereign and Sovereign Agency Issuers

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	40,637,273

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	13,745,821

JPY	900,000,000	Banque Centrale de Tunisie SA, 3.50%, due 02/03/33	3,901,446

		Total Tunisia	58,284,540

		Turkey — 3.7%

		Sovereign and Sovereign Agency Issuers

	20,100,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	18,994,500

	13,000,000	Republic of Turkey, 6.50%, due 09/20/33	11,927,500

	10,002,000	Republic of Turkey, 6.00%, due 01/14/41	8,294,159

	23,600,000	Republic of Turkey, 6.63%, due 02/17/45	20,691,300

	125,313,000	Republic of Turkey, 5.75%, due 05/11/47	100,273,896

		Total Turkey	160,181,355

		Ukraine — 2.4%

		Sovereign and Sovereign Agency Issuers

EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24	3,913,101

	19,000,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.63%, due 11/08/26	16,836,375

	3,800,000	NPC Ukrenergo, 144A, 6.88%, due 11/09/26	3,559,650

	9,100,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/28	8,281,000

	8,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	8,028,021

	3,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	3,859,327

Par Value†	Description	Value ($)
	Ukraine — continued

	Sovereign and Sovereign Agency Issuers — continued

33,900,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32	31,916,850

29,900,000	Ukraine Government International Bond, Reg S, 7.25%, due 03/15/33	27,851,850

200,000	Ukraine Railways Via Rail Capital Markets Plc, Reg S, 7.88%, due 07/15/26	187,538

	Total Ukraine	104,433,712

	United Arab Emirates — 1.9%

	Sovereign and Sovereign Agency Issuers

4,500,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	5,242,500

10,700,000	Abu Dhabi Government International Bond, Reg S, 3.13%, due 09/30/49	10,860,500

9,100,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	8,281,000

6,000,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	6,075,000

6,300,000	DP World Ltd., Reg S, 4.70%, due 09/30/49	6,779,587

18,700,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	16,806,625

28,300,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	26,743,500

	Total United Arab Emirates	80,788,712

	United States — 6.5%

	Asset-Backed Securities — 0.3%

1,386,367	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.33%, due 12/15/35	1,344,043

527,057	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.33%, due 12/15/35	521,394

994,351	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 0.29%, due 05/15/36	954,025

8,649,632	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 0.24%, due 11/25/36	3,798,551

8,764,960	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 0.31%, due 11/25/36	3,891,488

4,503,171	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 0.45%, due 04/25/37	2,209,534

		12,719,035

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued

	Corporate Debt — 0.0%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/2170	520,293

	U.S. Government — 6.2%

145,600,000	U.S. Treasury Note, 0.13%, due 11/30/22	145,395,250

30,000,000	U.S. Treasury Note, 0.13%, due 12/31/22	29,947,265

69,300,000	U.S. Treasury Note, 0.13%, due 03/31/23 (g)	69,078,024

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.09%, due 10/31/23 (g)	19,998,035

		264,418,574

	Total United States	277,657,902

	Uruguay — 0.8%

	Sovereign and Sovereign Agency Issuers

27,918,000	Uruguay Government International Bond, 5.10%, due 06/18/50	36,080,525

	Uzbekistan — 0.4%

	Sovereign and Sovereign Agency Issuers

3,900,000	Republic of Uzbekistan International Bond, Reg S, 5.38%, due 02/20/29	4,124,250

7,600,000	Republic of Uzbekistan International Bond, Reg S, 3.70%, due 11/25/30	7,087,000

6,000,000	Uzbekneftegaz JSC, 144A, 4.75%, due 11/16/28	5,752,500

	Total Uzbekistan	16,963,750

	Venezuela — 1.0%

	Sovereign and Sovereign Agency Issuers

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (d)	2,229,300

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	7,920,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	2,695,564

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,807,660

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	3,477,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	2,256,250

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	16,415,335

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	6,526,500

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	665,000

	Total Venezuela	43,992,609

Par Value†		Description	Value ($)

		Vietnam — 0.7%

		Sovereign and Sovereign Agency Issuers

	22,558,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	20,482,664

	9,918,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 0.96%, due 03/13/28 (c)	9,322,920

		Total Vietnam	29,805,584

		Zambia — 0.6%

		Sovereign and Sovereign Agency Issuers

	3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22 (d)	2,664,000

	27,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	20,885,790

		Total Zambia	23,549,790

		TOTAL DEBT OBLIGATIONS (COST $4,450,045,861)	3,964,243,183

		LOAN ASSIGNMENTS — 1.3%

		Chad — 0.4%

	6,119,189	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 2.17%, due 09/30/25 (c)	4,956,543

	20,133,615	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 2.42%, due 12/31/27 (c)	13,489,522

		Total Chad	18,446,065

		Kenya — 0.1%

	4,258,333	Republic of Kenya Loan Agreement, 6 mo. LIBOR + 6.70%, 6.94%, due 04/10/25 (a)	4,208,782

		Turkey — 0.8%

EUR	30,567,857	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 8.85%, due 06/23/28 (a)	34,213,040

		TOTAL LOAN ASSIGNMENTS (COST $57,850,940)	56,867,887

		LOAN PARTICIPATIONS — 1.2%

		Angola — 0.8%

	585,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 4.74%, due 12/07/23 (c)	570,375

	13,200,000	Republic of Angola Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27	12,216,600

	9,093,750	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.49%, due 12/13/23 (c)	8,775,469

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Angola — continued

	5,202,745	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.49%, due 12/20/23 (c)	5,020,649

	9,500,000	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	9,262,500

		Total Angola	35,845,593

		Egypt — 0.0%

CHF	577	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	523

		Iraq — 0.3%

EUR	727,635	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	684,925

JPY	104,615,448	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	738,097

JPY	1,159,438,713	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	8,180,231

JPY	246,124,274	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,736,490

		Total Iraq	11,339,743

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	3

		Sudan — 0.1%

CHF	11,833,578	Republic of Sudan Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (d)	1,804,587

Par Value† / Shares		Description	Value ($)

		Sudan — continued

CHF	5,155,077	Republic of Sudan Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (d)	786,134

		Total Sudan	2,590,721

		TOTAL LOAN PARTICIPATIONS (COST $66,164,736)	49,776,583

		MUTUAL FUNDS — 1.7%

		United States — 1.7%

		Affiliated Issuers — 1.7%

	14,838,144	GMO U.S. Treasury Fund	74,635,866

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,635,866

		RIGHTS/WARRANTS — 0.4%

		Argentina — 0.1%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (d) (h)	2,203,387

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (a) (h)	18,984

		Total Argentina	2,222,371

		Ukraine — 0.3%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (h)	13,022,166

		TOTAL RIGHTS/WARRANTS (COST $49,378,719)	15,244,537

		SHORT-TERM INVESTMENTS — 0.2%

		Money Market Funds

	7,125,039	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (i)	7,125,039

		TOTAL SHORT-TERM INVESTMENTS (COST $7,125,039)	7,125,039

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)

Currency Options — Puts — 0.0%
USD Put/RUB Call	BCLY	72.50	09/22/22	USD	65,200,000	USD	65,200,000	987,389

TOTAL PURCHASED OPTIONS (COST $1,094,708)	987,389

TOTAL INVESTMENTS — 97.5% (Cost $4,705,956,433)	4,168,880,484

Other Assets and Liabilities (net) — 2.5%	105,579,802

TOTAL NET ASSETS — 100.0%	$4,274,460,286

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/02/2021	MSCI	BRL	35,000,000	USD	6,227,315	1,606
02/02/2022	JPM	BRL	52,000,000	USD	9,120,407	(7,364)
02/17/2022	JPM	COP	53,583,000,000	USD	13,464,419	155,794
01/21/2022	MSCI	EUR	151,400,000	USD	176,600,926	4,581,203
01/21/2022	SSB	EUR	8,600,000	USD	9,701,017	(70,249)
01/21/2022	MSCI	GBP	63,311,000	USD	87,443,102	3,170,338
01/19/2022	BCLY	JPY	8,000,000,000	USD	69,791,804	(1,045,068)
02/16/2022	MSCI	PEN	58,900,000	USD	14,539,620	120,133
01/14/2022	BCLY	RUB	327,000,000	USD	4,564,171	201,837
01/14/2022	MSCI	RUB	189,000,000	USD	2,613,367	92,018
01/25/2022	MSCI	TRY	66,400,000	USD	5,228,717	497,656
01/14/2022	BCLY	USD	7,300,812	RUB	553,000,000	76,468
01/14/2022	GS	USD	4,690,099	RUB	344,000,000	(100,978)
01/31/2022	MSCI	ZAR	230,000,000	USD	15,174,006	831,333

						$8,504,727

Reverse Repurchase Agreements(j)

Face Value		Description	Value ($)

USD	6,343,099	J.P. Morgan Securities Plc, (0.50)%, dated 10/05/21, (collateral: Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(6,343,099)

USD	2,495,460	J.P. Morgan Securities Plc, (0.25)%, dated 10/05/21, (collateral: Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29), to be repurchased on demand at face value plus accrued interest.	(2,495,460)

USD	506,411	J.P. Morgan Securities Plc, (0.25)%, dated 10/05/21, (collateral: Barbados Government International Bond, Reg S, 6.50%, due 10/01/29), to be repurchased on demand at face value plus accrued interest.	(506,411)

USD	1,224,272	J.P. Morgan Securities Plc, (0.05)%, dated 10/05/21, (collateral: ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39), to be repurchased on demand at face value plus accrued interest.	(1,224,272)

			$(10,569,242)

		Average balance outstanding	$(12,461,330)

		Average interest rate (net)	0.46%

		Maximum balance outstanding	$(26,079,125)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(111,335)	55,293

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,210,256)	146,500

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(4,049,222)	(122,453)

					$(5,370,813)	$79,340

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	140,060,000	1.00%	1.39%	N/A	06/20/2024	Quarterly	4,376,875	1,379,031	(2,997,844)
CDX-EMS.35.V1-5Y	USD	143,000,000	1.00%	2.07%	N/A	06/20/2026	Quarterly	4,242,750	6,498,492	2,255,742

								$8,619,625	$7,877,523	$(742,102)

OTC Credit Default Swaps

Reference Entity	Counterparty		Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Banque Centrale de Tunisie SA	JPM	USD	19,500,000	1.00%	16.13%	N/A	06/20/2022	Quarterly	2,109,320	1,559,533	(549,787)
Republic of Ghana	JPM	USD	3,700,000	5.00%	8.95%	N/A	06/20/2023	Quarterly	(112,260)	209,735	321,995
Republic of Ghana	JPM	USD	3,700,000	5.00%	8.95%	N/A	06/20/2023	Quarterly	(112,514)	209,735	322,249
Republic of South Africa	CITI	USD	35,900,000	1.00%	1.37%	N/A	12/20/2023	Quarterly	56,177	269,613	213,436
Petrobras Global Finance BV	CITI	USD	37,000,000	1.00%	2.01%	N/A	06/20/2024	Quarterly	1,923,458	935,905	(987,553)
Petrobras Global Finance BV	CITI	USD	13,000,000	1.00%	2.01%	N/A	06/20/2024	Quarterly	371,175	328,831	(42,344)
Republic of Ghana	JPM	USD	7,500,000	5.00%	8.47%	N/A	06/20/2024	Quarterly	58,680	578,461	519,781
Commonwealth of Bahamas	DB	EUR	37,970,815	1.00%	5.66%	N/A	06/20/2025	Quarterly	5,153,295	3,530,067	(1,623,228)
Republic of Colombia	CITI	USD	6,000,000	1.00%	2.27%	N/A	12/20/2026	Quarterly	168,255	359,733	191,478
Republic of South Africa	GS	USD	41,800,000	1.00%	2.44%	N/A	12/20/2026	Quarterly	2,193,618	2,831,350	637,732
Republic of Turkey	GS	USD	32,000,000	1.00%	5.08%	N/A	12/20/2026	Quarterly	4,436,785	5,568,784	1,131,999
United States of Mexico	MORD	USD	20,000,000	1.00%	1.19%	N/A	12/20/2026	Quarterly	(19,610)	181,283	200,893
United States of Mexico	GS	USD	20,000,000	1.00%	1.62%	N/A	06/20/2029	Quarterly	1,589,641	860,811	(728,830)
United States of Mexico	GS	USD	20,000,000	1.00%	1.84%	N/A	09/20/2031	Quarterly	2,640,655	1,441,241	(1,199,414)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Reference Entity	Counterparty		Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	5.48%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(463,895)	800,020
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	5.48%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(231,914)	409,549
Commonwealth of Bahamas	DB	USD	50,827,085	1.00%	5.65%	50,827,085 USD	06/20/2025	Quarterly	(5,838,385)	(4,097,934)	1,740,451

									$12,712,912	$14,071,339	$1,358,427

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection—Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
BZDIOVRA Index	9.51%	BRL	1,255,000,000	01/02/2025	At Maturity	—	(7,723,251)	(7,723,251)
BZDIOVRA Index	9.78%	BRL	338,000,000	01/02/2025	At Maturity	—	(1,714,389)	(1,714,389)
0.30%	6 Month EURIBOR	EUR	14,400,000	12/17/2031	Semi-Annually	(127,132)	(257,339)	(130,207)
0.90%	GBP - SONIA - COMPOUND	GBP	34,300,000	06/10/2051	Annually	(223,920)	(3,344,456)	(3,120,536)
0.48%	6 Month EURIBOR	EUR	34,600,000	06/14/2051	Semi-Annually	57,183	(2,592,817)	(2,650,000)

						$(293,869)	$(15,632,252)	$(15,338,383)

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.
(c)	Investment valued using significant unobservable inputs.
(d)	Security is in default.
(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.
(f)	Security is backed by the United States International Development Finance Corporation.
(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(h)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.
(i)	The rate disclosed is the 7 day net yield as of November 30, 2021.
(j)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BZDIOVRA - Brazil Interbank Deposit Rate

CJSC - Closed Joint-Stock Company

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

COP - Colombian Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

PEN - Peruvian Sol

RUB - Russian Ruble

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 32.4%

	Corporate Debt — 28.4%

	Canada — 1.6%

825,000	Methanex Corp., 5.25%, due 12/15/29	862,125

125,000	Mountain Province Diamonds, Inc., 144A, 8.00%, due 12/15/22	116,021

500,000	Quebecor Media, Inc., 5.75%, due 01/15/23	520,460

	Total Canada	1,498,606

	New Zealand — 0.2%

175,035	Trilogy International South Pacific LLC / TISP Finance, Inc., 144A, 8.88%, due 05/15/23	169,784

	United Kingdom — 1.4%

350,000	Avon Products, Inc., 6.50%, due 03/15/23	366,142

190,000	Jaguar Land Rover Automotive Plc, 144A, 5.63%, due 02/01/23	190,475

725,000	Rolls-Royce Plc, 144A, 3.63%, due 10/14/25	734,016

	Total United Kingdom	1,290,633

	United States — 25.2%

125,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, due 02/15/23	126,116

375,000	Ally Financial, Inc., 5.75%, due 11/20/25	424,680

375,000	Altera Infrastructure LP / Teekay Offshore Finance Corp., 144A, 8.50%, due 07/15/23	204,375

250,000	American Airlines Inc. / AAdvantage Loyalty IP Ltd, 144A, 5.75%, due 04/20/29	260,721

373,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, due 05/20/24	397,245

325,000	Apache Corp., 5.35%, due 07/01/49	370,549

625,000	Arconic Corp., 144A, 6.00%, due 05/15/25	651,562

250,000	Brinker International, Inc., 3.88%, due 05/15/23	256,875

250,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, due 04/15/23	248,125

275,000	Cleaver-Brooks, Inc., 144A, 7.88%, due 03/01/23	269,500

250,000	Cogent Communications Group, Inc., 144A, 3.50%, due 05/01/26	250,625

125,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A, 10.50%, due 02/15/23	130,938

400,000	Enact Holdings, Inc., 144A, 6.50%, due 08/15/25	434,918

1,050,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,097,250

1,177,000	Ford Motor Credit Co. LLC, 3.82%, due 11/02/27	1,215,994

250,000	Freeport-McMoRan, Inc., 3.88%, due 03/15/23	257,023

375,000	G-III Apparel Group Ltd., 144A, 7.88%, due 08/15/25	398,906

670,000	Hexcel Corp., 4.20%, due 02/15/27	714,198

875,000	JBS Finance Luxembourg Sarl, 144A, 3.63%, due 01/15/32	866,530

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

500,000	KB Home, 4.80%, due 11/15/29	531,875

625,000	Kraft Heinz Foods Co., 3.88%, due 05/15/27	675,715

625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, REIT, 4.25%, due 02/01/27	621,313

750,000	Lumen Technologies, Inc., 144A, 4.50%, due 01/15/29	705,217

207,000	Macy’s Retail Holdings LLC, 2.88%, due 02/15/23	210,188

375,000	Netflix, Inc., 4.38%, due 11/15/26	413,438

525,000	Newell Brands, Inc., 4.70%, due 04/01/26	562,296

500,000	Occidental Petroleum Corp., 4.30%, due 08/15/39	487,500

775,000	Occidental Petroleum Corp., 4.40%, due 08/15/49	761,437

375,000	OneMain Finance Corp., 6.63%, due 01/15/28	415,376

250,000	OneMain Finance Corp., 6.88%, due 03/15/25	275,000

375,000	Ovintiv, Inc., 7.38%, due 11/01/31	479,097

250,000	Owens-Brockway Glass Container, Inc., 144A, 5.88%, due 08/15/23	260,000

250,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.88%, due 05/15/23	235,000

750,000	Perrigo Finance UnLtd Co, 3.15%, due 06/15/30	736,093

375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	396,563

400,000	Royal Caribbean Cruises Ltd., 144A, 10.88%, due 06/01/23	434,976

625,000	Sealed Air Corp., 144A, 5.25%, due 04/01/23	649,313

250,000	Sensata Technologies BV, 144A, 4.88%, due 10/15/23	263,379

250,000	Service Properties Trust, REIT, 4.50%, due 03/15/25	241,250

600,000	Service Properties Trust, REIT, 4.38%, due 02/15/30	540,000

336,000	Southwestern Energy Co., 6.45%, due 01/23/25	364,577

800,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	816,000

600,000	Sprint Corp., 7.88%, due 09/15/23	659,250

625,000	Tenet Healthcare Corp., 6.75%, due 06/15/23	664,572

251,250	Transocean Guardian Ltd., 144A, 5.88%, due 01/15/24	236,175

375,000	W&T Offshore, Inc., 2018 Term Loan, 144A, 9.75%, due 11/01/23	352,500

500,000	Western Midstream Operating LP, 5.30%, due 02/01/30	538,150

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value† / Shares		Description	Value ($)

		United States — continued

		Corporate Debt — continued

	925,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, due 05/30/23	925,240

		Total United States	23,027,620

		Total Corporate Debt	25,986,643

		U.S. Government — 4.0%

	3,630,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 07/31/23	3,629,629

		TOTAL DEBT OBLIGATIONS (COST $29,006,420)	29,616,272

		SHORT-TERM INVESTMENTS — 66.4%

		Sovereign and Sovereign Agency Issuers — 22.9%

JPY	2,371,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/24/22	20,980,103

		Money Market Funds — 0.3%

	254,757	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	254,757

		U.S. Government — 43.2%

	3,715,000	U.S. Treasury Bill, 0.07%, due 09/08/22 (b)	3,710,143

	15,500,000	U.S. Treasury Bill, 0.19%, due 10/06/22 (b)	15,474,589

	20,380,000	U.S. Treasury Bill, 0.18%, due 11/03/22 (b) (c)	20,339,141

		Total U.S. Government	39,523,873

		TOTAL SHORT-TERM INVESTMENTS (COST $60,561,708)	60,758,733

		TOTAL INVESTMENTS — 98.8% (Cost $89,568,128)	90,375,005

		Other Assets and Liabilities (net) — 1.2%	1,065,586

		TOTAL NET ASSETS — 100.0%	$91,440,591

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/24/2022	BCLY	JPY	1,000,000,000	USD	8,753,120	(101,874)
01/24/2022	GS	JPY	1,371,000,000	USD	12,013,333	(126,863)

						$(228,737)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
12	U.S. Treasury Note 5 Yr. (CBT)	March 2022	1,456,781	$13,736
26	U.S. Treasury Ultra 2 Yr. (CBT)	March 2022	5,687,094	11,409
60	U.S. Treasury Note 10 Yr. (CBT)	March 2022	7,848,750	115,250

			$14,992,625	$140,395

Sales
1	U.S. Long Bond (CBT)	March 2022	162,125	(3,943)
5	U.S. Ultra Bond (CBT)	March 2022	1,002,812	(37,486)

			$1,164,937	$(41,429)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.37.V1-5Y	USD	26,967,000	5.00%	3.28%	26,967,000 USD	12/20/2026	Quarterly	2,600,940	2,059,119	(541,821)

								$2,600,940	$2,059,119	$(541,821)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	35,300,001	12/20/2021	Quarterly	—	(542,224)	(542,224)
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	626,002	03/21/2022	Quarterly	(136)	(4,035)	(3,899)

							$(136)	$(546,259)	$(546,123)

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(b)	The rate shown represents yield-to-maturity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 43.8%

	Brazil — 0.5%

	Corporate Debt

400,000	Fibria Overseas Finance Ltd., 5.50%, due 01/17/27	440,200

100,000	Suzano Austria GmbH, 3.75%, due 01/15/31	98,269

100,000	Suzano Austria GmbH, 6.00%, due 01/15/29	113,080

200,000	Suzano Austria GmbH, 5.00%, due 01/15/30	211,200

	Total Brazil	862,749

	Canada — 0.5%

	Corporate Debt

400,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	493,177

450,000	National Bank of Canada, Variable Rate, 0.55%, due 11/15/24	445,731

	Total Canada	938,908

	Chile — 0.5%

	Corporate Debt

450,000	Celulosa Arauco y Constitucion SA, 4.50%, due 08/01/24	477,911

400,000	Enel Americas SA, 4.00%, due 10/25/26	424,404

	Total Chile	902,315

	France — 0.2%

	Corporate Debt

300,000	BPCE SA, 3.38%, due 12/02/26	321,435

	Germany — 0.5%

	Corporate Debt

400,000	Deutsche Bank AG, Variable Rate, 3.96%, due 11/26/25	424,215

450,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	474,988

	Total Germany	899,203

	Ireland — 0.4%

	Corporate Debt

400,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, due 07/15/25	457,571

200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.88%, due 01/23/28	212,752

	Total Ireland	670,323

	United Kingdom — 0.3%

	Corporate Debt

200,000	AstraZeneca Plc, 2.38%, due 06/12/22	201,756

Par Value†	Description	Value ($)

	United Kingdom — continued

	Corporate Debt — continued

350,000	CNH Industrial NV, 4.50%, due 08/15/23	369,318

	Total United Kingdom	571,074

	United States — 40.9%

	Corporate Debt — 26.7%

200,000	Abbott Laboratories, 2.95%, due 03/15/25	211,081

450,000	Alphabet, Inc., 0.45%, due 08/15/25	439,396

450,000	Alphabet, Inc., 0.80%, due 08/15/27	432,082

100,000	American Express Co., 4.05%, due 12/03/42	120,442

200,000	American Financial Group Inc/OH, 4.50%, due 06/15/47	250,112

1,200,000	Anthem, Inc., 2.38%, due 01/15/25	1,234,985

450,000	Apple, Inc., 0.75%, due 05/11/23	451,072

350,000	Ares Capital Corp., 2.15%, due 07/15/26	345,647

400,000	Avnet, Inc., 4.63%, due 04/15/26	441,190

300,000	Bank of America Corp., Variable Rate, 4.33%, due 03/15/50	375,068

400,000	Bank of America Corp., Variable Rate, 2.83%, due 10/24/51	398,614

150,000	Bank of America Corp., Variable Rate, 4.44%, due 01/20/48	189,220

400,000	Block Financial LLC, 3.88%, due 08/15/30	424,702

350,000	Boeing Co. (The), 5.04%, due 05/01/27	394,080

200,000	Boeing Co. (The), 5.71%, due 05/01/40	255,439

349,000	Brighthouse Financial, Inc., 4.70%, due 06/22/47	390,746

550,000	Carrier Global Corp., 2.72%, due 02/15/30	561,202

400,000	Caterpillar Financial Services Corp., 1.90%, due 09/06/22	404,498

450,000	Caterpillar Financial Services Corp., 0.45%, due 09/14/23	448,563

100,000	Caterpillar, Inc., 4.75%, due 05/15/64	146,839

400,000	CBRE Services, Inc., 4.88%, due 03/01/26	449,638

300,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	360,569

300,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, due 10/23/45	409,983

250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	370,269

350,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	389,906

350,000	Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	388,952

400,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	452,850

450,000	CNH Industrial Capital LLC, 1.95%, due 07/02/23	456,979

200,000	CNH Industrial Capital LLC, 1.45%, due 07/15/26	196,288

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

400,000	Constellation Brands, Inc., 4.25%, due 05/01/23	418,764

350,000	Corning, Inc., 5.45%, due 11/15/79	478,021

350,000	Deere & Co., 3.75%, due 04/15/50	424,162

400,000	DH Europe Finance II Sarl, 2.60%, due 11/15/29	416,935

400,000	DH Europe Finance II Sarl, 3.25%, due 11/15/39	428,913

400,000	DH Europe Finance II Sarl, 3.40%, due 11/15/49	445,047

200,000	Discover Bank, 2.45%, due 09/12/24	204,957

350,000	DuPont de Nemours, Inc., 5.32%, due 11/15/38	452,155

300,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	422,167

100,000	Ecolab, Inc., 2.70%, due 11/01/26	104,919

300,000	Ecolab, Inc., 4.80%, due 03/24/30	361,605

150,000	Ecolab, Inc., 144A, 2.75%, due 08/18/55	150,894

400,000	Energy Transfer LP, 6.50%, due 02/01/42	517,528

400,000	Energy Transfer LP, 6.25%, due 04/15/49	519,310

400,000	Equifax, Inc., 2.35%, due 09/15/31	393,656

400,000	Estee Lauder Cos, Inc. (The), 2.60%, due 04/15/30	415,714

100,000	Exelon Generation Co. LLC, 5.60%, due 06/15/42	120,404

400,000	Expedia Group, Inc., 5.00%, due 02/15/26	447,608

450,000	Expedia Group, Inc., 3.80%, due 02/15/28	479,972

250,000	Expedia Group, Inc., 3.25%, due 02/15/30	257,606

400,000	FedEx Corp., 4.10%, due 04/15/43	448,617

350,000	FedEx Corp., 5.10%, due 01/15/44	451,479

300,000	FedEx Corp., 5.25%, due 05/15/50	404,320

350,000	Fortive Corp., 4.30%, due 06/15/46	423,369

400,000	GLP Capital LP / GLP Financing II, Inc., REIT, 4.00%, due 01/15/31	423,856

150,000	Halliburton Co., 4.85%, due 11/15/35	178,002

350,000	HCA, Inc., 4.50%, due 02/15/27	385,031

300,000	HCA, Inc., 5.50%, due 06/15/47	395,161

350,000	HCA, Inc., 4.75%, due 05/01/23	367,628

350,000	Hewlett Packard Enterprise Co., 6.35%, due 10/15/45	472,227

200,000	Host Hotels & Resorts LP, REIT, 3.38%, due 12/15/29	205,101

450,000	Host Hotels & Resorts LP, REIT, 3.50%, due 09/15/30	460,880

450,000	Huntington Bancshares, Inc., 2.63%, due 08/06/24	465,495

260,000	International Paper Co., 4.80%, due 06/15/44	334,330

350,000	Johnson & Johnson, 3.63%, due 03/03/37	403,776

1,200,000	Keurig Dr Pepper, Inc., 4.42%, due 05/25/25	1,312,059

450,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	458,842

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

450,000	Las Vegas Sands Corp., 3.20%, due 08/08/24	458,793

350,000	Marathon Petroleum Corp., 6.50%, due 03/01/41	484,196

400,000	Marathon Petroleum Corp., 4.75%, due 09/15/44	469,849

43,000	Marriott International Inc, 5.75%, due 05/01/25	48,530

300,000	Morgan Stanley, Variable Rate, 5.60%, due 03/24/51	457,173

300,000	Morgan Stanley, 6.38%, due 07/24/42	456,489

350,000	Mosaic Co. (The), 5.45%, due 11/15/33	438,349

350,000	Mosaic Co. (The), 5.63%, due 11/15/43	471,592

350,000	NIKE, Inc., 3.38%, due 03/27/50	400,909

900,000	Northern Trust Corp., 1.95%, due 05/01/30	898,501

450,000	Office Properties Income Trust, REIT, 4.50%, due 02/01/25	476,461

100,000	Old Republic International Corp., 3.85%, due 06/11/51	110,691

250,000	ONEOK, Inc., 4.95%, due 07/13/47	292,370

700,000	PacifiCorp, 4.15%, due 02/15/50	838,832

400,000	Procter & Gamble Co. (The), 3.10%, due 08/15/23	417,399

400,000	Sabra Health Care LP, REIT, 5.13%, due 08/15/26	442,660

250,000	Simon Property Group LP, REIT, 4.75%, due 03/15/42	312,879

300,000	Simon Property Group LP, REIT, 4.25%, due 11/30/46	358,654

300,000	Simon Property Group LP, REIT, 3.80%, due 07/15/50	337,820

350,000	Starbucks Corp., 4.45%, due 08/15/49	435,003

400,000	Starbucks Corp., 3.50%, due 11/15/50	432,071

400,000	Synchrony Financial, 4.38%, due 03/19/24	424,086

150,000	Synchrony Financial, 5.15%, due 03/19/29	174,370

400,000	Synchrony Financial, 2.85%, due 07/25/22	405,346

300,000	Synchrony Financial, 4.25%, due 08/15/24	319,379

232,000	Sysco Corp., 5.95%, due 04/01/30	290,902

272,000	Sysco Corp., 6.60%, due 04/01/50	427,272

300,000	Tapestry, Inc., 4.25%, due 04/01/25	325,953

400,000	Tapestry, Inc., 4.13%, due 07/15/27	433,649

400,000	Thermo Fisher Scientific, Inc., 4.13%, due 03/25/25	433,011

350,000	Thermo Fisher Scientific, Inc., 4.50%, due 03/25/30	415,533

300,000	Time Warner Cable LLC, 5.50%, due 09/01/41	367,536

350,000	Union Pacific Corp., 3.80%, due 04/06/71	412,536

350,000	Union Pacific Corp., 4.10%, due 09/15/67	431,776

400,000	United Parcel Service, Inc., 2.35%, due 05/16/22	403,049

300,000	United Parcel Service, Inc., 5.20%, due 04/01/40	406,945

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

400,000	United Parcel Service, Inc., 3.90%, due 04/01/25	432,876

350,000	Verizon Communications, Inc., 4.33%, due 09/21/28	398,639

400,000	VMware, Inc., 4.50%, due 05/15/25	437,263

400,000	Walt Disney Co. (The), 1.75%, due 01/13/26	403,090

400,000	Walt Disney Co. (The), 2.20%, due 01/13/28	405,792

400,000	Walt Disney Co. (The), 2.65%, due 01/13/31	415,231

350,000	Wells Fargo & Co., Variable Rate, 5.01%, due 04/04/51	484,137

400,000	Wells Fargo & Co., 3.90%, due 05/01/45	467,143

350,000	Wells Fargo & Co., Variable Rate, 4.48%, due 04/04/31	404,451

450,000	Welltower, Inc., REIT, 2.80%, due 06/01/31	460,309

350,000	Williams Cos, Inc. (The), 5.75%, due 06/24/44	456,242

400,000	Williams Cos, Inc. (The), 5.10%, due 09/15/45	493,264

400,000	Williams Cos, Inc. (The), 5.40%, due 03/04/44	499,843

		46,909,766

	U.S. Government Agency — 14.2%

5,800,000	Federal National Mortgage Association, TBA, 2.00%, due 01/07/51	5,804,531

6,300,000	Federal National Mortgage Association, TBA, 2.50%, due 01/07/51	6,458,485

1,700,000	Federal National Mortgage Association, TBA, 2.50%, due 01/05/49	1,762,538

5,900,000	Federal National Mortgage Association, TBA, 3.00%, due 01/05/49	6,126,320

4,500,000	Government National Mortgage Association, TBA, 3.00%, due 01/07/49	4,665,586

	Total U.S. Government Agency	24,817,460

	Total United States	71,727,226

	TOTAL DEBT OBLIGATIONS (COST $76,149,948)	76,893,233

	MUTUAL FUNDS — 24.0%

	United States — 24.0%

	Affiliated Issuers

375,284	GMO Emerging Country Debt Fund, Class VI	9,374,595

1,228,449	GMO Opportunistic Income Fund, Class VI	32,050,235

126,535	GMO U.S. Treasury Fund	636,474

	TOTAL MUTUAL FUNDS (COST $43,727,005)	42,061,304

	Par Value†	Description	Value ($)
		SHORT-TERM INVESTMENTS — 45.5%

		Money Market Funds — 0.5%

	921,487	State Street Institutional Treasury Money Market Fund — Premier Class, 0.01% (a)	921,487

		Sovereign and Sovereign Agency Issuers — 19.5%

JPY	2,725,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/11/22	24,111,223

JPY	1,142,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/24/22	10,105,136

		Total Sovereign and Sovereign Agency Issuers	34,216,359

		U.S. Government — 25.5%

	2,398,000	U.S. Treasury Bill, 0.17%, due 09/08/22 (b)	2,394,865

	400,000	U.S. Treasury Bill, 0.19%, due 10/06/22 (b)	399,344

	42,000,000	U.S. Treasury Bill, 0.22%, due 11/03/22 (b) (c)	41,915,797

		Total U.S. Government	44,710,006

		TOTAL SHORT-TERM INVESTMENTS (COST $80,195,268)	79,847,852

		TOTAL INVESTMENTS — 113.3% (Cost $200,072,221)	198,802,389

		Other Assets and Liabilities (net) — (13.3%)	(23,280,247)

		TOTAL NET ASSETS — 100.0%	$175,522,142

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/09/2022	BCLY	AUD	544,500	USD	403,805	15,409
02/09/2022	JPM	AUD	665,500	USD	493,539	18,833
02/09/2022	MSCI	AUD	8,061,000	USD	5,955,789	205,817
12/02/2021	CITI	BRL	661,715	USD	120,000	2,296
12/02/2021	GS	BRL	4,212,650	USD	760,000	10,665
02/02/2022	JPM	CAD	2,034,280	USD	1,610,000	16,793
02/14/2022	MSCI	CHF	11,395,687	USD	12,323,459	(122,722)
02/17/2022	JPM	COP	470,100,000	USD	120,000	3,239
01/18/2022	CITI	CZK	3,519,862	USD	160,000	3,691
01/18/2022	DB	CZK	4,644,230	USD	210,000	3,761
01/18/2022	GS	CZK	3,420,301	USD	150,000	(1,887)
01/18/2022	JPM	CZK	12,109,496	USD	548,592	10,838
01/31/2022	DB	EUR	1,860,000	USD	2,140,852	27,068

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/14/2022	JPM	GBP	840,000	USD	1,154,002	35,943
02/14/2022	MSCI	GBP	1,720,000	USD	2,303,992	14,632
01/14/2022	BOA	HUF	60,571,544	USD	190,000	1,740
01/14/2022	CITI	HUF	92,517,666	USD	290,000	2,449
01/14/2022	GS	HUF	87,878,849	USD	280,000	6,867
01/14/2022	MSCI	HUF	95,949,285	USD	306,136	7,920
02/04/2022	GS	IDR	867,960,000	USD	60,000	(183)
01/10/2022	MSCI	INR	59,738,754	USD	802,724	9,916
01/11/2022	GS	JPY	2,725,000,000	USD	24,565,240	438,107
01/24/2022	MSCI	JPY	1,142,000,000	USD	10,011,452	(100,951)
02/10/2022	BCLY	KRW	237,042,000	USD	200,000	(152)
02/10/2022	JPM	KRW	260,436,000	USD	220,000	95
02/10/2022	MSCI	KRW	922,792,487	USD	779,880	698
01/21/2022	BCLY	MXN	2,517,637	USD	120,000	3,726
01/21/2022	BOA	MXN	2,922,149	USD	140,000	5,044
01/21/2022	GS	MXN	11,674,541	USD	550,000	10,826
01/21/2022	MSCI	MXN	1,511,236	USD	73,149	3,354
02/15/2022	JPM	NOK	6,927,526	USD	760,000	(5,320)
02/01/2022	MSCI	NZD	14,520,000	USD	10,040,870	137,567
02/09/2022	JPM	PHP	10,501,643	USD	209,183	1,575
01/18/2022	MSCI	PLN	3,141,096	USD	765,449	3,093
01/31/2022	JPM	RON	4,537,765	USD	1,057,384	22,428
02/07/2022	JPM	SEK	12,141,286	USD	1,380,000	30,722
01/18/2022	BOA	SGD	242,886	USD	180,000	2,038
01/18/2022	CITI	SGD	191,618	USD	140,000	(397)
01/18/2022	GS	SGD	161,752	USD	120,000	1,485
02/18/2022	JPM	THB	36,595,827	USD	1,101,985	15,745
01/25/2022	BCLY	TRY	2,117,070	USD	206,242	55,398
02/18/2022	CITI	TWD	4,147,320	USD	150,000	(857)
02/18/2022	GS	TWD	1,652,820	USD	60,000	(120)
02/22/2022	JPM	TWD	3,084,180	USD	111,657	(571)
02/09/2022	JPM	USD	1,215,406	AUD	1,660,000	(31,315)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/02/2021	MSCI	USD	871,132	BRL	4,646,358	(44,650)
02/02/2022	JPM	USD	10,692,665	CAD	13,240,524	(322,953)
02/14/2022	JPM	USD	1,360,000	CHF	1,254,819	10,492
02/16/2022	MSCI	USD	985,272	CLP	793,784,000	(33,871)
02/17/2022	MSCI	USD	30,000	COP	121,260,000	118
02/14/2022	JPM	USD	672,365	GBP	490,000	(20,164)
02/14/2022	MSCI	USD	5,166,022	GBP	3,791,000	(120,115)
02/04/2022	MSCI	USD	1,010,742	IDR	14,574,903,000	(136)
01/31/2022	DB	USD	270,000	ILS	840,311	(2,784)
01/31/2022	JPM	USD	250,890	ILS	799,010	3,192
01/10/2022	GS	USD	100,000	INR	7,547,200	161
02/09/2022	JPM	USD	4,496,639	JPY	511,477,836	33,135
02/10/2022	CITI	USD	150,000	KRW	177,147,000	(422)
02/15/2022	MSCI	USD	6,678,110	NOK	57,087,955	(371,306)
02/01/2022	JPM	USD	621,698	NZD	870,000	(28,318)
02/01/2022	MSCI	USD	6,853,278	NZD	9,750,000	(203,332)
02/16/2022	MSCI	USD	353,466	PEN	1,435,135	(2,126)
01/18/2022	DB	USD	130,000	PLN	540,532	1,189
01/18/2022	GS	USD	200,000	PLN	829,615	1,351
01/18/2022	JPM	USD	160,000	PLN	669,822	2,568
02/09/2022	MSCI	USD	1,029,607	RUB	74,871,986	(36,197)
02/07/2022	JPM	USD	10,630,969	SEK	90,841,096	(535,669)
01/18/2022	DB	USD	80,000	SGD	109,703	379
02/18/2022	CITI	USD	40,000	THB	1,334,432	(391)
01/25/2022	BCLY	USD	120,000	TRY	1,211,100	(33,708)
01/25/2022	MSCI	USD	90,137	TRY	905,970	(25,586)
01/31/2022	MSCI	USD	1,025,422	ZAR	15,542,835	(56,179)
01/31/2022	BCLY	ZAR	3,485,735	USD	220,000	2,632
01/31/2022	GS	ZAR	1,879,155	USD	120,000	2,817

						$(914,570)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
27	U.S. Long Bond (CBT)	March 2022	4,377,375	105,030
65	U.S. Treasury Note 10 Yr. (CBT)	March 2022	8,502,813	124,854
98	U.S. Treasury Note 2 Yr. (CBT)	March 2022	21,435,969	48,202
201	U.S. Treasury Note 5 Yr. (CBT)	March 2022	24,401,086	227,352
45	U.S. Treasury Ultra 10 Yr. (CBT)	March 2022	6,610,078	133,216
74	U.S. Ultra Bond (CBT)	March 2022	14,841,625	530,534

			$80,168,946	$1,169,188

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
4	U.S. Treasury Note 2 Yr. (CBT)	March 2022	874,938	(1,721)
20	U.S. Ultra Bond (CBT)	March 2022	4,011,250	(149,947)

			$4,886,188	$(151,668)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.02%	3 Month AUD BBSW	AUD	38,280,000	12/15/2023	Quarterly	2,002	(62,217)	(64,219)
1.05%	3 Month AUD BBSW	AUD	4,270,000	12/15/2023	Quarterly	—	(8,756)	(8,756)
1.33%	3 Month CAD LIBOR	CAD	9,820,000	12/15/2023	Semi-Annually	—	34,292	34,292
1.37%	3 Month CAD LIBOR	CAD	10,350,000	12/15/2023	Semi-Annually	—	29,743	29,743
3 Month CAD LIBOR	0.95%	CAD	7,520,000	12/15/2023	Semi-Annually	—	(70,145)	(70,145)
3 Month CAD LIBOR	1.11%	CAD	5,720,000	12/15/2023	Semi-Annually	—	(39,428)	(39,428)
(0.65)%	CHF - SARON - OIS - COMPOUND	CHF	6,950,000	12/15/2023	Annually	144	8,195	8,051
(0.40)%	CHF - SARON -OIS - COMPOUND	CHF	2,070,000	12/15/2023	Annually	149	(8,967)	(9,116)
(0.62)%	CHF - SARON - OIS - COMPOUND	CHF	3,210,000	12/15/2023	Annually	263	2,045	1,782
0.83%	GBP - SONIA - COMPOUND	GBP	4,890,000	12/15/2023	Annually	—	7,823	7,823
GBP - SONIA - COMPOUND	0.84%	GBP	4,250,000	12/15/2023	Annually	(567)	(5,169)	(4,602)
GBP - SONIA - COMPOUND	0.79%	GBP	58,640,000	12/15/2023	Annually	(26,320)	(151,460)	(125,140)
3 Month NZD Bank Bill Rate	2.42%	NZD	47,480,000	12/15/2023	Quarterly	4,685	149,098	144,413
2.18%	3 Month NZD Bank Bill Rate	NZD	7,840,000	12/15/2023	Quarterly	—	501	501
0.23%	3 Month SEK STIBOR	SEK	56,800,000	12/15/2023	Quarterly	—	(1,815)	(1,815)
0.30%	3 Month SEK STIBOR	SEK	309,610,000	12/15/2023	Quarterly	(2,626)	(60,667)	(58,041)
1.51%	3 Month CAD LIBOR	CAD	39,590,000	12/18/2023	Semi-Annually	2,685	27,514	24,829
(0.48)%	6 Month EURIBOR	EUR	1,570,000	12/20/2023	Semi-Annually	274	4,384	4,110
(0.44)%	6 Month EURIBOR	EUR	2,680,000	12/20/2023	Semi-Annually	32	5,015	4,983
6 Month EURIBOR	(0.30)%	EUR	4,820,000	12/20/2023	Semi-Annually	577	6,794	6,217
6 Month EURIBOR	(0.42)%	EUR	2,050,000	12/20/2023	Semi-Annually	(38)	(2,892)	(2,854)
(0.38)%	6 Month EURIBOR	EUR	2,420,000	12/20/2023	Semi-Annually	21	1,018	997
3 Month USD LIBOR	0.90%	USD	3,620,000	12/20/2023	Quarterly	(1,744)	7,216	8,960
3 Month USD LIBOR	0.78%	USD	3,020,000	12/20/2023	Quarterly	(269)	(1,785)	(1,516)
3 Month USD LIBOR	0.73%	USD	5,530,000	12/20/2023	Quarterly	686	(8,365)	(9,051)
0.82%	3 Month USD LIBOR	USD	18,120,000	12/20/2023	Quarterly	2,355	(7,078)	(9,433)
6 Month AUD BBSW	2.08%	AUD	8,240,000	12/15/2031	Semi-Annually	680	36,528	35,848
6 Month AUD BBSW	2.18%	AUD	2,080,000	12/15/2031	Semi-Annually	—	22,269	22,269

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month AUD BBSW	2.22%	AUD	940,000	12/15/2031	Semi-Annually	—	12,547	12,547
6 Month AUD BBSW	2.02%	AUD	6,820,000	12/15/2031	Semi-Annually	1,618	959	(659)
1.76%	3 Month CAD LIBOR	CAD	1,260,000	12/15/2031	Semi-Annually	—	24,882	24,882
1.76%	3 Month CAD LIBOR	CAD	1,610,000	12/15/2031	Semi-Annually	—	31,330	31,330
2.01%	3 Month CAD LIBOR	CAD	1,240,000	12/15/2031	Semi-Annually	—	1,780	1,780
3 Month CAD LIBOR	2.09%	CAD	2,130,000	12/15/2031	Semi-Annually	—	9,611	9,611
3 Month CAD LIBOR	2.15%	CAD	2,250,000	12/15/2031	Semi-Annually	—	18,669	18,669
3 Month CAD LIBOR	2.07%	CAD	8,660,000	12/15/2031	Semi-Annually	(1,740)	26,393	28,133
3 Month CAD LIBOR	2.07%	CAD	32,720,000	12/15/2031	Semi-Annually	(8,994)	97,360	106,354
2.17%	3 Month CAD LIBOR	CAD	2,030,000	12/15/2031	Semi-Annually	—	(19,952)	(19,952)
2.02%	3 Month CAD LIBOR	CAD	1,470,000	12/15/2031	Semi-Annually	—	716	716
CHF - SARON - OIS - COMPOUND	0.20%	CHF	420,000	12/15/2031	Annually	(419)	8,974	9,393
CHF - SARON - OIS - COMPOUND	0.07%	CHF	14,010,000	12/15/2031	Annually	4,556	94,427	89,871
CHF - SARON - OIS - COMPOUND	(0.00)%	CHF	650,000	12/15/2031	Annually	217	(989)	(1,206)
CHF - SARON - OIS - COMPOUND	(0.05)%	CHF	1,760,000	12/15/2031	Annually	(710)	(12,093)	(11,383)
0.14%	CHF - SARON - OIS - COMPOUND	CHF	340,000	12/15/2031	Annually	265	(4,645)	(4,910)
GBP - SONIA - COMPOUND	0.83%	GBP	1,010,000	12/15/2031	Annually	—	1,244	1,244
0.88%	GBP - SONIA - COMPOUND	GBP	12,180,000	12/15/2031	Annually	(32,761)	(88,554)	(55,793)
0.85%	GBP - SONIA - COMPOUND	GBP	29,250,000	12/15/2031	Annually	(23,869)	(119,885)	(96,016)
0.99%	GBP - SONIA - COMPOUND	GBP	230,000	12/15/2031	Annually	327	(5,116)	(5,443)
0.79%	GBP - SONIA - COMPOUND	GBP	880,000	12/15/2031	Annually	(23)	3,092	3,115
3 Month NZD Bank Bill Rate	2.71%	NZD	1,740,000	12/15/2031	Quarterly	—	(638)	(638)
3 Month NZD Bank Bill Rate	2.64%	NZD	1,000,000	12/15/2031	Quarterly	781	(4,266)	(5,047)
3 Month NZD Bank Bill Rate	2.60%	NZD	10,370,000	12/15/2031	Quarterly	6,589	(69,456)	(76,045)
2.75%	3 Month NZD Bank Bill Rate	NZD	10,450,000	12/15/2031	Quarterly	8,188	(24,521)	(32,709)
3 Month SEK STIBOR	0.93%	SEK	15,500,000	12/15/2031	Quarterly	—	14,238	14,238
3 Month SEK STIBOR	0.98%	SEK	69,180,000	12/15/2031	Quarterly	1,525	100,667	99,142
3 Month SEK STIBOR	0.88%	SEK	64,880,000	12/15/2031	Quarterly	(6,394)	31,052	37,446
3 Month SEK STIBOR	0.78%	SEK	10,400,000	12/15/2031	Quarterly	—	(6,908)	(6,908)
1.06%	3 Month SEK STIBOR	SEK	10,600,000	12/15/2031	Quarterly	—	(24,525)	(24,525)
3 Month SEK STIBOR	0.84%	SEK	9,400,000	12/15/2031	Quarterly	—	262	262
3 Month SEK STIBOR	0.85%	SEK	11,800,000	12/15/2031	Quarterly	—	1,342	1,342
6 Month EURIBOR	(0.08)%	EUR	380,000	12/17/2031	Semi-Annually	(94)	(9,612)	(9,518)
0.08%	6 Month EURIBOR	EUR	410,000	12/17/2031	Semi-Annually	(22)	2,981	3,003
6 Month EURIBOR	0.13%	EUR	490,000	12/17/2031	Semi-Annually	(144)	(525)	(381)
6 Month EURIBOR	0.05%	EUR	540,000	12/17/2031	Semi-Annually	(413)	(5,600)	(5,187)
0.32%	6 Month EURIBOR	EUR	980,000	12/17/2031	Semi-Annually	(465)	(19,763)	(19,298)
0.14%	6 Month EURIBOR	EUR	16,130,000	12/17/2031	Semi-Annually	10,393	9,882	(511)
0.24%	6 Month EURIBOR	EUR	450,000	12/17/2031	Semi-Annually	—	(4,890)	(4,890)
3 Month USD LIBOR	1.61%	USD	2,090,000	12/17/2031	Quarterly	—	19,321	19,321
3 Month USD LIBOR	1.70%	USD	3,870,000	12/17/2031	Quarterly	245	67,219	66,974
3 Month USD LIBOR	1.66%	USD	1,750,000	12/17/2031	Quarterly	—	23,287	23,287
3 Month USD LIBOR	1.73%	USD	1,810,000	12/17/2031	Quarterly	—	36,397	36,397
1.58%	3 Month USD LIBOR	USD	650,000	12/17/2031	Quarterly	538	(3,615)	(4,153)
1.54%	3 Month USD LIBOR	USD	22,470,000	12/17/2031	Quarterly	(46,438)	(50,630)	(4,192)
1.74%	3 Month USD LIBOR	USD	780,000	12/17/2031	Quarterly	326	(16,717)	(17,043)
1.51%	3 Month USD LIBOR	USD	1,180,000	12/17/2031	Quarterly	(1,050)	685	1,735
3 Month USD LIBOR	1.55%	USD	830,000	12/17/2031	Quarterly	—	2,262	2,262

						$(104,979)	$62,370	$167,349

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(b)	The rate shown represents yield-to-maturity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

EURIBOR - Euro Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 84.7%

	Asset-Backed Securities — 65.8%

	CMBS Collateralized Debt Obligations — 0.3%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	2,060,640

1,006,177	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	888,856

	Total CMBS Collateralized Debt Obligations	2,949,496

	Collateralized Debt Obligations — 1.5%

4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 2.48%, due 07/20/28	4,313,693

10,584,295	OZLM VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.01%, 1.13%, due 07/17/29	10,587,872

	Total Collateralized Debt Obligations	14,901,565

	Collateralized Loan Obligations — 11.0%

61,917	B&M CLO Ltd., Series 14-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 2.72%, due 04/16/26	61,896

432,754	Catamaran CLO Ltd., Series 13-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 0.98%, due 01/27/28	432,774

6,093,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 1.25%, due 01/20/30	6,083,020

835,413	Flagship CLO VIII Ltd., Series 14-8A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.40%, 1.52%, due 01/16/26	835,297

9,331,496	Gallatin CLO IX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 1.18%, due 01/21/28	9,332,411

2,118,863	Gallatin CLO VIII Ltd., Series 17-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.30%, 1.42%, due 07/15/27	2,119,691

724,342	Halcyon Loan Advisors Funding Ltd., Series 14-3A, Class B1R, 144A, Variable Rate, 3 mo. LIBOR + 1.70%, 1.83%, due 10/22/25	724,444

4,460,875	Hull Street CLO Ltd., Series 14-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.70%, 2.82%, due 10/18/26	4,460,166

1,327,600	Jamestown CLO V Ltd., Series 14-5A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 3.75%, 3.87%, due 01/17/27	1,328,398

1,905,000	JFIN CLO Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.02%, due 10/17/26	1,900,094

5,718,682	JFIN CLO Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 3.32%, due 10/17/26	5,657,172

1,872,079	JMP Credit Advisors CLO IV Ltd., Series 17-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.28%, 1.40%, due 07/17/29	1,872,198

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

4,161,000	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 1.27%, due 04/22/30	4,157,322

3,906,000	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 1.19%, due 04/22/31	3,895,915

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 144A, Variable Rate, due 07/17/26	163,575

1,991,025	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 1.73%, due 06/22/30	1,991,224

2,000,000	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 2.72%, due 07/17/26	1,997,608

4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.15%, 2.27%, due 04/17/28	4,328,238

7,737,500	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.48%, 1.60%, due 04/17/28	7,729,097

4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.22%, due 07/18/31	4,986,928

3,352,500	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 1.34%, due 10/15/29	3,353,536

9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.63%, due 10/20/28	8,982,378

783,642	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.02%, due 07/25/26	784,380

15,000,000	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 1.19%, due 10/20/29	15,016,335

4,057,600	WhiteHorse VIII Ltd., Series 14-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.45%, 3.58%, due 05/01/26	4,056,099

4,042,250	WhiteHorse X Ltd., Series 15-10A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 3.12%, due 04/17/27	4,046,256

4,453,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 1.37%, due 10/15/31	4,448,123

4,989,484	Zais CLO 7 Ltd., Series 17-2A, Class A, 3 mo. LIBOR + 1.29%, 1.41%, due 04/15/30	4,980,209

1,520,004	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.07%, due 04/15/29	1,518,925

	Total Collateralized Loan Obligations	111,243,709

	Commercial Mortgage-Backed Securities — 13.6%

10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	10,243,562

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	7,442,200

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

1,204,147	Bear Stearns Commercial Mortgage Securities Trust, Series 06-PW13, Class D, 144A, Variable Rate, 5.75%, due 09/11/41	1,196,693

4,752,929	BX Commercial Mortgage Trust, Series 19-XL, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.92%, 1.01%, due 10/15/36	4,752,928

3,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	3,076,540

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	8,124,424

4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	5,101,644

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	8,984,190

141,989	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 04/15/37	141,979

112,181	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	112,163

8,600,000	Great Wolf Trust, Series 19-WOLF, Class E, 144A, Variable Rate, 1 mo. LIBOR + 2.73%, 2.82%, due 12/15/36	8,319,750

274,769	LB Commercial Conduit Mortgage Trust, Series 98-C1, Class K, 144A, 6.30%, due 02/18/30	275,250

849,148	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.52%, due 08/15/36	857,252

1,556,708	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	1,573,365

4,213,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 3.04%, due 02/12/40	4,017,642

2,505,000	MKT Mortgage Trust, Series 20-525M, Class F, 144A, Variable Rate, 3.04%, due 02/12/40	2,318,489

3,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 13-C10, Class A4, Variable Rate, 4.21%, due 07/15/46	3,830,410

1,982,000	Morgan Stanley Capital I Trust, Series 19-H6, Class A4, 3.42%, due 06/15/52	2,151,998

3,190,734	SLIDE, Series 18-FUN, Class E, 144A, Variable Rate, 1 mo. LIBOR + 2.55%, 2.64%, due 06/15/31	3,078,470

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	5,850,222

15,433,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	17,460,662

7,630,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.64%, due 05/13/38	6,496,075

2,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 1.78%, due 11/23/43	2,513,224

6,774,126	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 2.36%, due 03/23/45	6,787,022

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

1,767,000	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 2.36%, due 03/23/45	1,631,276

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	1,718,140

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35 (a)	8,284,702

7,788,283	Wells Fargo Commercial Mortgage Trust, Series 18-C48, Class A5, 4.30%, due 01/15/52	8,852,764

1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,593,375

	Total Commercial Mortgage-Backed Securities	136,786,411

	Residential Mortgage-Backed Securities — Other — 6.7%

826,493	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.37%, due 02/25/36	155,611

17,918,641	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 0.45%, due 02/25/36	613,429

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	5,618,668

4,760,730	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,559,600

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	1,788,995

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	696,940

244,432	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.41%, due 02/25/37	233,598

3,859,366	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	3,890,324

2,738,913	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,702,241

2,741,042	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,690,429

5,239,528	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,184,966

1,087,629	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	1,067,371

8,000,000	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	7,999,790

900,943	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.59%, due 10/25/34	867,403

4,241,816	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	4,118,494

4,340,785	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	376,533

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

28,657,402	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 0.35%, due 06/25/36	773,552

10,051,475	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	5,217,647

10,252,942	Home Loan Trust, Series 07-HI1, Class A4, Step Up, due 03/25/37	3,084,705

3,788,382	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.41%, due 03/25/36	421,098

293,880	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 02/26/34	256,133

13,759,232	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 0.29%, due 03/25/36	604,572

7,848,548	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 0.43%, due 03/25/36	345,065

20,925,093	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 0.49%, due 03/25/36	919,844

268,272	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 0.99%, due 08/25/35	583,573

1,458,724	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,472,627

1,473,997	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,522,585

4,091,216	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	3,156,694

10,277,577	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	3,676,372

1,014,205	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	758,618

596,820	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	612,686

1,350,000	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/38	1,349,022

	Total Residential Mortgage-Backed Securities — Other	67,319,185

	Residential Mortgage-Backed Securities — Performing Loans — 0.4%

3,974,434	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	3,913,486

	Residential Mortgage-Backed Securities — Prime — 4.2%

8,134,371	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. LIBOR + 0.21%, 0.30%, due 10/25/46	5,140,603

664,424	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 2.38%, due 10/25/35	677,880

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

4,214,628	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	3,235,241

1,543,061	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.00%, due 12/25/36	1,452,415

1,162,793	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 2.99%, due 03/25/37	1,085,779

8,811,365	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 0.53%, due 04/25/46	8,421,259

1,673,267	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	1,154,462

383,177	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 3.21%, due 09/25/35	375,238

5,710,111	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 1.48%, due 05/25/35	4,759,231

903,338	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 2.91%, due 09/25/35	906,385

1,191,976	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 1.48%, due 01/25/47	1,186,123

2,624,135	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 0.54%, due 06/25/35	2,236,119

11,042,777	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	11,380,896

	Total Residential Mortgage-Backed Securities — Prime	42,011,631

	Residential Mortgage-Backed Securities — Subprime — 2.3%

1,615,554	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.51%, due 06/25/35	1,661,553

1,802,292	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 0.25%, due 05/26/37	1,763,353

4,012,257	Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.20%, due 04/25/31 (a)	4,012,257

1,970,128	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 1.97%, due 08/25/35	1,975,929

9,026,544	Bravo Mortgage Asset Trust, Series 06-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.49%, due 07/25/36	8,776,055

828,516	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + 0.14%, 0.23%, due 12/25/36	806,015

1,202,588	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 2.53%, due 11/20/34	1,239,681

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Subprime — continued

3,374,578	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.20%, due 09/25/36	3,227,470

	Total Residential Mortgage-Backed Securities —Subprime	23,462,313

	Residential Mortgage-Backed Securities — Alt-A — 1.2%

512,583	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	535,467

1,787,088	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.79%, due 05/25/36	839,404

1,739,723	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.79%, due 10/25/36	714,138

1,898,228	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. LIBOR + 0.90%, 0.99%, due 11/25/34	1,903,943

2,483,484	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	2,535,571

4,131,360	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 2.71%, due 07/25/36	2,739,651

353,651	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	357,200

2,957,721	RBSSP Resecuritization Trust, Series 09-6, Class 12A4, 144A, Variable Rate, 5.50%, due 05/26/35	2,962,148

	Total Residential Mortgage-Backed Securities — Alt-A	12,587,522

	Small Balance Commercial Mortgages — 7.2%

2,318,507	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 0.63%, due 04/25/36	2,209,459

38,833	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.84%, 0.93%, due 04/25/34	38,813

35,169	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 1.89%, due 04/25/34	35,159

39,419	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 2.94%, due 04/25/34	39,420

3,930,189	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.47%, 0.56%, due 08/25/35	3,776,555

1,907,982	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.59%, 0.68%, due 01/25/36	1,844,113

1,022,247	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 0.66%, due 04/25/36	963,170

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

1,462,955	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 0.44%, due 07/25/36	1,406,418

2,992,492	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 0.51%, due 07/25/36	2,885,173

3,524,302	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 10/25/36	3,408,039

11,310,073	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.37%, due 01/25/37	10,936,110

1,954,460	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 0.31%, due 03/25/37	1,888,866

3,137,461	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 0.33%, due 07/25/37	2,997,388

6,449,558	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.36%, due 07/25/37	6,200,424

139,230	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 0.94%, due 12/25/37	139,210

1,191,547	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.34%, due 12/25/37	1,191,824

97,110,285	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.31%, due 05/25/30	6,908,960

23,680,193	FRESB Mortgage Trust, Series 20-SB74, Class X1, IO, Variable Rate, 1.31%, due 03/25/40	1,649,434

81,479,497	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 1.07%, due 06/25/40	4,731,906

1,726,277	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.09%, due 09/25/30	1,715,848

2,085,706	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 0.62%, due 04/25/31	2,079,372

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.09%, due 04/25/31	1,991,023

3,573,301	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.49%, due 06/25/37	3,523,537

1,549,225	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 4.89%, due 10/25/37	1,548,164

3,300,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 4.89%, due 10/25/37	3,345,954

1,254,100	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 08/25/37	1,226,646

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

1,336,939	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 2.20%, due 12/27/49	1,341,388

3,176,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 2.35%, due 12/27/49	3,158,621

	Total Small Balance Commercial Mortgages	73,180,994

	Student Loans — Federal Family Education Loan Program — 6.5%

3,248,106	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 0.31%, due 10/25/24	3,203,576

6,887,427	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 0.82%, due 01/25/43	6,593,902

4,617,144	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 0.18%, due 01/25/23	4,586,126

3,530,793	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 0.45%, due 03/28/35	3,174,685

9,045,106	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 1.02%, due 06/15/21	8,961,438

10,465,915	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 1.77%, due 07/25/22	10,587,823

7,957,971	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 3 mo. LIBOR + 1.70%, 1.82%, due 07/25/23	8,034,675

20,019,650	SLM Student Loan Trust, Series 08-9, Class A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.62%, due 04/25/23	20,160,064

	Total Student Loans — Federal Family Education Loan Program	65,302,289

	Student Loans — Private — 10.9%

2,601,825	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 0.92%, due 07/25/34	2,541,175

7,417,115	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 0.61%, due 12/27/41	7,379,068

1,499,649	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 0.93%, due 04/28/42	1,498,971

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 1.38%, due 07/28/42	5,360,092

675,909	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 0.59%, due 10/15/28	672,221

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuc + 0.00%, due 03/31/38 (a)	2,500,875

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	2,096,875

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	900,625

6,072,548	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.40%, due 05/25/32	5,890,263

4,181,030	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 0.38%, due 01/25/33	3,981,832

10,427,062	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 0.44%, due 03/25/33	10,100,847

6,285,366	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 0.46%, due 06/25/33	6,053,913

20,003,586	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.40%, due 10/25/33	19,007,326

3,809,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 0.63%, due 12/26/33	3,686,951

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	20,000

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	64,500

4,375,413	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	4,318,502

4,683,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32 (a)	4,683,000

2,400,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32 (a)	2,400,000

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 1.72%, due 09/15/32	2,001,385

9,080,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 0.55%, due 09/15/33	8,990,968

190,485	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.28%, 0.40%, due 12/15/38	190,441

3,547,407	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 0.41%, due 06/15/39	3,464,461

2,566,870	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 0.45%, due 06/15/39	2,520,345

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 0.51%, due 12/15/39	2,396,766

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 1.14%, due 01/25/46	6,891,585

	Total Student Loans — Private	109,612,987

	Total Asset-Backed Securities	663,271,588

	Corporate Debt — 0.5%

	Airlines — 0.5%

2,734,375	American Airlines Class AA Pass-Through Certificates, 3.65%, due 02/15/29	2,886,645

1,507,664	American Airlines Class AA Pass-Through Certificates, 3.35%, due 04/15/31	1,536,674

	Total Airlines	4,423,319

	Total Corporate Debt	4,423,319

	U.S. Government — 17.6%

36,000,000	U.S. Treasury Note, 0.13%, due 11/30/22	35,949,375

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 04/30/23 (c)	30,000,654

46,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 07/31/23 (c)	46,795,216

65,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.09%, due 10/31/23	64,993,613

	Total U.S. Government	177,738,858

	U.S. Government Agency — 0.8%

3,456,250	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR—0.02%, due 02/01/25 (a)	3,388,118

Par Value† / Shares	Description	Value ($)

	U.S. Government Agency — continued

3,750,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 0.40%, due 10/29/26 (a)	3,649,207

1,410,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 0.25%, due 07/01/23 (a)	1,396,241

	Total U.S. Government Agency	8,433,566

	TOTAL DEBT OBLIGATIONS (COST $890,058,753)	853,867,331

	MUTUAL FUNDS — 1.1%

	United States — 1.1%

	Affiliated Issuers — 1.1%

2,183,242	GMO U.S. Treasury Fund	10,981,708

	TOTAL MUTUAL FUNDS (COST $11,003,541)	10,981,708

	SHORT-TERM INVESTMENTS — 12.6%

	Money Market Funds — 1.2%

12,134,771	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	12,134,771

	U.S. Government — 11.4%

43,400,000	U.S. Treasury Bill, 0.14%, due 08/11/22 (e)	43,359,205

33,050,000	U.S. Treasury Bill, 0.17%, due 09/08/22 (e)	33,006,790

38,650,000	U.S. Treasury Bill, 0.19%, due 10/06/22 (e)	38,586,636

	Total U.S. Government	114,952,631

	TOTAL SHORT-TERM INVESTMENTS (COST $127,165,683)	127,087,402

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps — Puts — 0.0%
ITRAXX. EUROPE.S36.V1 -5Y	JPM	55.00%	01/19/22	EUR 67,670,000	Fixed Spread	Pay	255,806

TOTAL PURCHASED OPTIONS (COST $247,065)	255,806

TOTAL INVESTMENTS — 98.4% (Cost $1,028,475,042)	992,192,247

Other Assets and Liabilities (net) — 1.6%	16,621,268

TOTAL NET ASSETS — 100.0%	$1,008,813,515

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/21/2022	BCLY	EUR	218,500	USD	246,613	(1,645)
01/21/2022	BOA	EUR	21,334	USD	24,631	391
01/21/2022	MSCI	EUR	7,728,767	USD	9,017,809	236,433
01/21/2022	SSB	EUR	68,685	USD	79,543	1,504
01/21/2022	BOA	USD	622,401	EUR	539,100	(9,880)
01/21/2022	MSCI	USD	2,447,364	EUR	2,097,528	(64,166)

						$162,637

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
284	U.S. Treasury Note 10 Yr. (CBT)	March 2022	37,150,750	545,516
423	U.S. Treasury Note 5 Yr. (CBT)	March 2022	51,351,539	472,902
67	U.S. Treasury Ultra 10 Yr. (CBT)	March 2022	9,841,672	171,960

			$98,343,961	$1,190,378

Sales
26	U.S. Treasury Note 2 Yr. (CBT)	March 2022	$5,687,094	$(959)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
ITRAXX.EUROPE.S36.V1-5Y	JPM	70.00%	01/19/22	EUR	(101,505,000)	Fixed Spread	Pay	(166,552)
CDX.NA.IGS.37.V1-5Y	BOA	75.00%	12/15/21	USD	(65,535,000)	Fixed Spread	Pay	(16,074)
CDX.NA.IGS.37.V1-5Y	BCLY	75.00%	01/19/22	USD	(65,535,000)	Fixed Spread	Pay	(72,688)

			TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $186,911)					$(255,314)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XOVER.S30.V3-5Y	EUR	21,745,573	5.00%	1.84%	N/A	12/20/2023	Quarterly	(2,273,176)	(1,580,098)	693,078
CDX.NA.IGS.33.V1-5Y	USD	49,070,000	1.00%	0.47%	N/A	12/20/2024	Quarterly	(417,804)	(788,947)	(371,143)
ITRAXX.EUROPE.S32.V1-5Y	EUR	29,470,000	1.00%	0.39%	N/A	12/20/2024	Quarterly	(859,948)	(625,458)	234,490
ITRAXX.EUROPE.S34.V1-5Y	EUR	20,633,760	1.00%	0.45%	N/A	12/20/2025	Quarterly	(648,690)	(523,358)	125,332
ITRAXX.XOVER.S34.V2-5Y	EUR	10,593,000	5.00%	2.33%	N/A	12/20/2025	Quarterly	(1,541,710)	(1,226,761)	314,949
CDX-NA.IGS.37.V1-5Y	USD	131,070,000	1.00%	0.58%	N/A	12/20/2026	Quarterly	(3,176,534)	(2,691,522)	485,012
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.26%	17,200,000 USD	06/20/2022	Quarterly	300,982	71,277	(229,705)
CDX.NA.HYS.33.V3-5Y	USD	2,300,650	5.00%	2.46%	2,300,650 USD	12/20/2024	Quarterly	78,900	169,351	90,451

								$(8,537,980)	$(7,195,516)	$1,342,464

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.27.V2-5Y	GS	USD	4,458,000	5.00%	2.08%	N/A	12/20/2021	Quarterly	11,145	(7,233)	(18,378)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	2.08%	N/A	12/20/2021	Quarterly	(11,825)	(6,976)	4,849
D.R. Horton, Inc.	BCLY	USD	17,200,000	1.00%	0.10%	N/A	06/20/2022	Quarterly	(165,250)	(86,995)	78,255
CDX.NA.HYS.29.V1-5Y	JPM	USD	870,000	5.00%	1.80%	N/A	12/20/2022	Quarterly	(51,765)	(29,543)	22,222
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	1.80%	N/A	12/20/2022	Quarterly	(282,711)	(218,185)	64,526
CDX.NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	1.80%	N/A	12/20/2022	Quarterly	(188,414)	(117,180)	71,234
Navient Corp.	BCLY	USD	2,082,800	5.00%	1.19%	N/A	12/20/2022	Quarterly	(160,628)	(84,006)	76,622
Navient Corp.	BCLY	USD	3,435,200	5.00%	1.19%	N/A	12/20/2022	Quarterly	(264,646)	(138,553)	126,093
Navient Corp.	GS	USD	4,050,000	5.00%	1.19%	N/A	12/20/2022	Quarterly	(421,122)	(163,349)	257,773
Navient Corp.	GS	USD	2,700,000	5.00%	1.19%	N/A	12/20/2022	Quarterly	(277,472)	(108,900)	168,572
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,941,000	5.00%	4.36%	N/A	12/20/2023	Quarterly	(15,370)	(50,589)	(35,219)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	4.88%	N/A	01/17/2047	Monthly	89,177	73,009	(16,168)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	4.88%	N/A	01/17/2047	Monthly	156,358	146,019	(10,339)
CMBX.NA.AA.7	GS	USD	5,000,000	1.50%	2.44%	N/A	01/17/2047	Monthly	7,975	85,419	77,444
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	0.81%	N/A	01/17/2047	Monthly	205,782	(45,384)	(251,166)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.81%	N/A	01/17/2047	Monthly	(119,899)	(26,020)	93,879
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.81%	N/A	01/17/2047	Monthly	47,352	(15,407)	(62,759)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.81%	N/A	01/17/2047	Monthly	197,705	(57,039)	(254,744)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.81%	N/A	01/17/2047	Monthly	112,812	(15,048)	(127,860)
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.16%	N/A	11/18/2054	Monthly	(63,740)	(86,693)	(22,953)
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.16%	N/A	11/18/2054	Monthly	(61,371)	(86,665)	(25,294)
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.16%	N/A	11/18/2054	Monthly	(67,280)	(86,666)	(19,386)
CMBX.NA.BBB-.11	GS	USD	3,064,050	3.00%	4.18%	N/A	11/18/2054	Monthly	116,418	184,174	67,756
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.27%	N/A	10/17/2057	Monthly	247,717	(55,658)	(303,375)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.79%	N/A	10/17/2057	Monthly	140,432	(19,790)	(160,222)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.79%	N/A	10/17/2057	Monthly	73,095	(52,002)	(125,097)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	8.45%	N/A	10/17/2057	Monthly	400,908	579,400	178,492
CMBX.NA.BBB-.8	GS	USD	6,889,000	3.00%	8.45%	N/A	10/17/2057	Monthly	1,034,610	944,954	(89,656)
CMBX.NA.AAA.9	GS	USD	6,429,900	0.50%	0.31%	N/A	09/17/2058	Monthly	(65,660)	(45,812)	19,848
CMBX.NA.BBB-.9	MORD	USD	2,585,000	3.00%	5.78%	N/A	09/17/2058	Monthly	63,490	245,758	182,268
CMBX.NA.BBB-.9	CGMI	USD	3,425,200	3.00%	5.78%	N/A	09/17/2058	Monthly	955,105	325,636	(629,469)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	5.78%	N/A	09/17/2058	Monthly	584,727	486,457	(98,270)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	5.78%	N/A	09/17/2058	Monthly	517,160	405,286	(111,874)
CMBX.NA.BBB-.9	CGMI	USD	2,500,000	3.00%	5.78%	N/A	09/17/2058	Monthly	290,110	237,676	(52,434)
CMBX.NA.BBB-.9	CGMI	USD	1,500,000	3.00%	5.78%	N/A	09/17/2058	Monthly	175,119	142,606	(32,513)
CMBX.NA.BBB-.12	GS	USD	2,949,240	3.00%	4.15%	N/A	08/17/2061	Monthly	116,575	194,093	77,518
CMBX.NA.AA.6	GS	USD	5,000,000	1.50%	4.93%	N/A	05/11/2063	Monthly	35,145	122,170	87,025
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	45.64%	N/A	05/11/2063	Monthly	1,357,351	1,168,022	(189,329)
CMBX.NA.BB.13	GS	USD	1,860,000	5.00%	6.99%	N/A	12/16/2072	Monthly	182,990	215,972	32,982
CMBX.NA.BB.13	GS	USD	3,000,000	5.00%	6.99%	N/A	12/16/2072	Monthly	295,146	348,342	53,196
CMBX.NA.BB.14	GS	USD	3,140,000	5.00%	6.23%	N/A	12/16/2072	Quarterly	175,274	246,650	71,376
CMBX.NA.BB.14	GS	USD	1,360,000	5.00%	6.23%	N/A	12/16/2072	Quarterly	75,915	106,829	30,914
CMBX.NA.BBB-.13	GS	USD	1,800,000	3.00%	4.09%	N/A	12/16/2072	Monthly	66,662	127,209	60,547
Sell Protection^:
CDX.NA.HYS.27.V2-5Y	GS	USD	2,084,000	5.00%	0.42%	2,084,000 USD	12/20/2021	Quarterly	268,315	5,303	(263,012)
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	0.42%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	21,885	(1,121,915)
CDX.NA.HYS.27.V3-5Y	JPM	USD	7,735,000	5.00%	0.42%	7,735,000 USD	12/20/2021	Quarterly	1,096,050	19,683	(1,076,367)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	0.42%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	21,745	(1,348,019)
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	0.53%	4,264,000 USD	12/20/2022	Quarterly	644,717	203,319	(441,398)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	0.53%	5,115,600 USD	12/20/2022	Quarterly	742,274	243,926	(498,348)
CDX.NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	0.53%	5,994,100 USD	12/20/2022	Quarterly	229,274	285,815	56,541
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	0.94%	2,866,000 USD	12/20/2023	Quarterly	293,765	240,248	(53,517)
CDX.NA.HYS.31.V14-5Y	CITI	USD	4,657,000	5.00%	0.94%	4,657,000 USD	12/20/2023	Quarterly	492,478	390,382	(102,096)
ITRAXX.XOVER.S30.V3-5Y	JPM	EUR	655,580	5.00%	38.29%	655,580 EUR	12/20/2023	Quarterly	(487,841)	(363,346)	124,495
ITRAXX.XOVER.S30.V4-5Y	JPM	EUR	158,684	5.00%	38.29%	158,684 EUR	12/20/2023	Quarterly	(110,801)	(87,948)	22,853

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CDX.NA.HYS.33.V1-5Y	GS	USD	25,938,066	5.00%	0.27%	25,938,066 USD	12/20/2024	Quarterly	5,736,852	3,688,251	(2,048,601)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,840,000	5.00%	0.27%	2,840,000 USD	12/20/2024	Quarterly	481,871	403,832	(78,039)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,746,000	5.00%	0.27%	10,746,000 USD	12/20/2024	Quarterly	1,826,953	1,528,022	(298,931)
CDX.NA.HYS.33.V12-5Y	JPM	USD	10,540,000	5.00%	0.27%	10,540,000 USD	12/20/2024	Quarterly	1,704,698	1,498,730	(205,968)
CDX.NA.HYS.33.V3-5Y	CITI	USD	4,185,325	5.00%	0.27%	4,185,325 USD	12/20/2024	Quarterly	442,877	595,130	152,253
CDX.NA.IGS.33.V1-5Y	CITI	USD	1,472,000	1.00%	10.98%	1,472,000 USD	12/20/2024	Quarterly	(820,051)	(391,934)	428,117
ITRAXX.EUROPE.S32.V1-5Y	GS	EUR	58,940,000	1.00%	0.12%	58,940,000 EUR	12/20/2024	Quarterly	2,667,689	1,819,224	(848,465)
CDX.NA.HYS.35.V1-5Y	MSCI	USD	4,810,000	5.00%	3.67%	4,810,000 USD	12/20/2025	Quarterly	353,535	249,841	(103,694)
ITRAXX.EUROPE.S34.V1-5Y	BOA	EUR	36,846,000	1.00%	0.18%	36,846,000 USD	12/20/2025	Quarterly	1,774,799	1,415,620	(359,179)
ITRAXX.XOVER.S34.V2-5Y	JPM	EUR	33,900,000	5.00%	0.32%	33,900,000 USD	12/20/2025	Quarterly	7,810,196	7,153,235	(656,961)
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	2.14%	6,822,400 USD	09/17/2058	Monthly	89,487	(34,494)	(123,981)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	2.14%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(12,640)	61,734
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.36%	7,540,000 USD	11/17/2059	Monthly	68,960	49,990	(18,970)
CMBX.NA.AAA.10	GS	USD	1,700,000	0.50%	0.36%	1,700,000 USD	11/17/2059	Monthly	15,500	11,271	(4,229)
CMBX.NA.AAA.13	GS	USD	2,825,000	0.50%	0.50%	2,825,000 USD	12/16/2072	Monthly	6,615	(605)	(7,220)
CMBX.NA.AAA.13	GS	USD	6,500,000	0.50%	0.50%	6,500,000 USD	12/16/2072	Monthly	14,832	(1,392)	(16,224)
CMBX.NA.AAA.13	MORD	USD	7,399,200	0.50%	0.50%	7,399,200 USD	12/16/2072	Monthly	30,439	(1,584)	(32,023)
CMBX.NA.AAA.13	MORD	USD	7,399,200	0.50%	0.50%	7,399,200 USD	12/16/2072	Monthly	30,439	(1,584)	(32,023)

									$33,358,214	$23,731,913	$(9,626,301)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.25%	3 Month USD LIBOR	USD	9,700,000	11/10/2022	Quarterly	(4,539)	8,959	13,498
0.30%	3 Month USD LIBOR	USD	9,750,000	08/17/2024	Quarterly	—	180,599	180,599
0.33%	3 Month USD LIBOR	USD	4,360,000	10/20/2024	Quarterly	2,813	86,623	83,810
1.23%	3 Month USD LIBOR	USD	8,000,000	11/23/2025	Quarterly	—	(13,921)	(13,921)
1.05%	3 Month USD LIBOR	USD	21,100,000	12/16/2026	Quarterly	(5,722)	239,064	244,786
1.00%	3 Month USD LIBOR	USD	9,590,000	09/16/2027	Quarterly	(288)	176,334	176,622
0.82%	3 Month USD LIBOR	USD	5,480,000	01/12/2028	Quarterly	—	174,372	174,372
1.14%	3 Month USD LIBOR	USD	16,400,000	03/04/2028	Quarterly	29,413	220,985	191,572
0.88%	3 Month USD LIBOR	USD	8,345,000	03/06/2028	Quarterly	22,934	243,789	220,855
0.65%	3 Month USD LIBOR	USD	5,770,000	06/04/2028	Quarterly	(29,478)	264,802	294,280
0.65%	3 Month USD LIBOR	USD	5,790,000	07/30/2028	Quarterly	(25,114)	274,392	299,506
1.09%	3 Month USD LIBOR	USD	5,840,000	09/03/2028	Quarterly	—	115,522	115,522
1.10%	3 Month USD LIBOR	USD	2,190,000	09/03/2028	Quarterly	—	41,817	41,817
0.75%	3 Month USD LIBOR	USD	5,100,000	02/11/2030	Quarterly	(22,015)	277,820	299,835
0.95%	3 Month USD LIBOR	USD	2,710,000	12/11/2030	Quarterly	91,046	122,066	31,020
1.02%	3 Month USD LIBOR	USD	7,200,000	01/08/2031	Quarterly	24,435	284,544	260,109
1.47%	3 Month USD LIBOR	USD	8,150,000	12/17/2031	Quarterly	(9,656)	35,535	45,191

						$73,829	$2,733,302	$2,659,473

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Markit iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	JPM	USD	12,000,000	12/20/2021	Quarterly	$—	$98,923	$98,923

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(e)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A—Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 98.2%

	U.S. Government — 98.2%

73,320,000	U.S. Treasury Bill, 0.22%, due 11/03/22 (a)	73,173,005

40,700,000	U.S. Treasury Note, 0.13%, due 11/30/22	40,642,766

73,200,000	U.S. Treasury Note, 0.13%, due 12/31/22	73,071,328

18,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	17,959,219

13,300,000	U.S. Treasury Note, 0.13%, due 06/30/23	13,237,137

35,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.10%, due 01/31/23	35,006,936

16,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 07/31/23	15,998,364

56,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.09%, due 10/31/23	56,194,478

	Total U.S. Government	325,283,233

	Money Market Funds — 0.0%

146,384	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 0.01% (b)	146,384

	TOTAL SHORT-TERM INVESTMENTS (COST $325,656,242)	325,429,617

	TOTAL INVESTMENTS — 98.2% (Cost $325,656,242)	325,429,617

	Other Assets and Liabilities (net) — 1.8%	5,925,271

	TOTAL NET ASSETS — 100.0%	$331,354,888

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2021.

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).
The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges

(including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2021, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$74,742,083	$—	$—	$74,742,083

TOTAL DEBT OBLIGATIONS	74,742,083	—	—	74,742,083

Mutual Funds	11,659	—	—	11,659
Short-Term Investments	334,526	—	—	334,526

Total Investments	75,088,268	—	—	75,088,268

Total	$75,088,268	$—	$—	$75,088,268

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$20,323,675	$—	$20,323,675
Corporate Debt	—	194,119,872	24,536,063	218,655,935
Sovereign and Sovereign Agency Issuers	5,982,060	3,221,367,349	233,495,590	3,460,844,999
U.S. Government	264,418,574	—	—	264,418,574

TOTAL DEBT OBLIGATIONS	270,400,634	3,435,810,896	258,031,653	3,964,243,183

Loan Assignments	—	—	56,867,887	56,867,887
Loan Participations	—	12,216,600	37,559,983	49,776,583
Mutual Funds	74,635,866	—	—	74,635,866
Purchased Options	—	987,389	—	987,389
Rights/Warrants	—	15,225,553	18,984	15,244,537
Short-Term Investments	7,125,039	—	—	7,125,039

Total Investments	352,161,539	3,464,240,438	352,478,507	4,168,880,484

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	9,728,386	—	9,728,386
Options
Credit Risk	—	—	201,793	201,793
Swap Contracts
Credit Risk	—	26,742,605	—	26,742,605

Total	$352,161,539	$3,500,711,429	$352,680,300	$4,205,553,268

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,223,659)	$—	$(1,223,659)
Options
Credit Risk	—	—	(122,453)	(122,453)
Swap Contracts
Credit Risk	—	(4,793,743)	—	(4,793,743)
Interest Rate Risk	—	(15,632,252)	—	(15,632,252)

Total	$—	$(21,649,654)	$(122,453)	$(21,772,107)

Description	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$25,986,643	$—	$25,986,643
U.S. Government	3,629,629	—	—	3,629,629

TOTAL DEBT OBLIGATIONS	3,629,629	25,986,643	—	29,616,272

Short-Term Investments	39,778,630	20,980,103	—	60,758,733

Total Investments	43,408,259	46,966,746	—	90,375,005

Derivatives^
Futures Contracts
Interest Rate Risk	$140,395	$—	$—	$140,395
Swap Contracts
Credit Risk	—	2,059,119	—	2,059,119

Total	$43,548,654	$49,025,865	$—	$92,574,519

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(228,737)	$—	$(228,737)
Futures Contracts
Interest Rate Risk	(41,429)	—	—	(41,429)
Swap Contracts
Interest Rate Risk	—	(546,259)	—	(546,259)

Total	$(41,429)	$(774,996)	$—	$(816,425)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$52,075,773	$—	$52,075,773
U.S. Government Agency	—	24,817,460	—	24,817,460

TOTAL DEBT OBLIGATIONS	—	76,893,233	—	76,893,233

Mutual Funds	42,061,304	—	—	42,061,304
Short-Term Investments	45,631,493	34,216,359	—	79,847,852

Total Investments	87,692,797	111,109,592	—	198,802,389

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,187,812	$—	$1,187,812
Futures Contracts
Interest Rate Risk	1,169,188	—	—	1,169,188
Swap Contracts
Interest Rate Risk	—	984,014	—	984,014

Total	$88,861,985	$113,281,418	$—	$202,143,403

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,102,382)	$—	$(2,102,382)
Futures Contracts
Interest Rate Risk	(151,668)	—	—	(151,668)
Swap Contracts
Interest Rate Risk	—	(921,644)	—	(921,644)

Total	$(151,668)	$(3,024,026)	$—	$(3,175,694)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$638,308,754	$24,962,834	$663,271,588
Corporate Debt	—	4,423,319	—	4,423,319
U.S. Government	177,738,858	—	—	177,738,858
U.S. Government Agency	—	—	8,433,566	8,433,566

TOTAL DEBT OBLIGATIONS	177,738,858	642,732,073	33,396,400	853,867,331

Mutual Funds	10,981,708	—	—	10,981,708
Purchased Options	—	255,806	—	255,806
Short-Term Investments	127,087,402	—	—	127,087,402

Total Investments	315,807,968	642,987,879	33,396,400	992,192,247

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	238,328	—	238,328
Futures Contracts
Interest Rate Risk	1,190,378	—	—	1,190,378
Swap Contracts
Credit Risk	—	26,471,761	—	26,471,761
Interest Rate Risk	—	2,846,146	—	2,846,146

Total	$316,998,346	$672,544,114	$33,396,400	$1,022,938,860

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(75,691)	$—	$(75,691)
Futures Contracts
Interest Rate Risk	(959)	—	—	(959)
Written Options
Credit Risk	—	(255,314)	—	(255,314)
Swap Contracts
Credit Risk	—	(9,935,364)	—	(9,935,364)
Interest Rate Risk	—	(13,921)	—	(13,921)

Total	$(959)	$(10,280,290)	$—	$(10,281,249)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$325,429,617	$—	$—	$325,429,617

Total Investments	325,429,617	—	—	325,429,617

Total	$325,429,617	$—	$—	$325,429,617

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, the Colombia Government International Bond, due 3/09/28, which is valued by applying a 8 basis point spread to the yield of the Colombia Government International Bond, due 2/15/27, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations, a Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, due 6/23/28, which is valued by applying a 550 basis point spread to the yield of the Republic of Turkey, due 3/31/25 and a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations and seven asset-backed securities which were either adjusted for additional cashflow projections discounted for timing and likelihood of receipt or valued in line with general movement of spreads, interest rates or a comparable bond. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2021.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3		Balances as of November 30, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2021
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$27,230,315	$—	$—	$(1,297)	$—	$(2,692,955)	$—	$—		$24,536,063	$(2,692,955)
Sovereign and Sovereign Agency Issuers	232,617,919	17,665	(3,206,335)	31,973,236	—	(27,906,895)	—	—		233,495,590	(27,906,895)
Loan Assignments	23,371,890	37,367,603	(4,588,015)	1,106,797	(182)	(390,206)	—	—		56,867,887	(389,454)
Loan Participations	39,866,840	2,770,341	(12,849,990)	1,324,736	374,005	6,074,051	—	—		37,559,983	6,074,051
Rights/Warrants	34,800	—	—	—	—	(15,816)	—	—		18,984	(15,816)

Total Investments	323,121,764	40,155,609	(20,644,340)	34,403,472	373,823	(24,931,821)	—	—		352,478,507	(24,931,069)

Derivatives
Options	390,519	—	—	—	479,766	(790,945)	—	—		79,340	91,919

Total	$323,512,283	$40,155,609	$(20,644,340)#	$34,403,472	$853,589	$(25,722,766)	$—	$—		$352,557,847	$(24,839,150)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$42,612,548	$—	$(3,648,302)	$104,029	$—	$1,030,945	$—	$(15,136,386	)‡	$24,962,834	$1,223,053
U.S. Government Agency	9,938,002	—	(1,596,250)	17,284	—	74,530	—	—		8,433,566	74,530

Total	$52,550,550	$—	$(5,244,552)##	$121,313	$—	$1,105,475	$—	$(15,136,386)		$33,396,400	$1,297,583

#	Includes $14,871,369 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $3,604,552 of proceeds received from partial calls and/or principal paydowns as applicable.
‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2021 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	50,952,094	Fair Value	Discount for lack of liquidity/marketability	0.08%-1.40% (1.26%)
Corporate Debt	24,536,063	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	38,422,345	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00% (5.44%)
Warrants	18,984	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	79,340	Fair Value	Probability of CDS threshold event	<5% (N/A)
Opportunistic Income Fund
Asset-Backed Securities	4,012,257	Fair Value	Probability and timing of cash flow receipt	10-90% (N/A)
Asset-Backed Securities	20,866,077	Fair Value	Broker mark of comparable bond	N/A
Government Agency	8,433,566	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2021, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $238,549,021 and $84,500, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2021 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$5,000,835	$731,442	$5,720,000	$622	$819	$(618)	$—	$11,659

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,784,247	$—	$—	$48,651	$37,095	$—	$(148,381)	$74,635,866

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class IV	$8,584,702	$2,000,000	$11,866,039	$123,288	$176,281	$(145,567)	$1,426,904	$—
GMO Emerging Country Debt Fund, Class VI	—	10,866,039	—	—	—	—	(1,491,444)	9,374,595
GMO Opportunistic Income Fund, Class VI	27,641,535	4,100,000	—	135,621	—	—	308,700	32,050,235
GMO U.S. Treasury Fund	14,825,453	18,210,001	32,410,000	3,337	2,046	11,020	—	636,474

Totals	$51,051,690	$35,176,040	$44,276,039	$262,246	$178,327	$(134,547)	$244,160	$42,061,304

Opportunistic Income Fund
GMO U.S. Treasury Fund	$11,003,541	$—	$—	$7,159	$5,458	$—	$(21,833)	$10,981,708

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2021 through November 30, 2021. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2022.

Subsequent events

Subsequent to November 30, 2021, GMO Multi-Sector Fixed Income Fund received redemption requests in the amount of $51,732,722.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 61.3%

	Australia — 3.9%

34,951	Afterpay Ltd * (a)	2,676,570

32,840	BlueScope Steel Ltd	456,452

35,432	Brambles Ltd	251,024

62,472	Dexus (REIT)	493,807

38,279	Fortescue Metals Group Ltd	459,683

130,019	GPT Group (The) (REIT)	485,132

122,899	Mirvac Group (REIT)	248,834

1,778,645	Oil Search Ltd	4,783,123

5,114	Rio Tinto Ltd	339,328

125,608	Scentre Group (REIT)	274,908

59,687	Stockland (REIT)	184,271

229,281	Sydney Airport *	1,350,394

	Total Australia	12,003,526

	Belgium — 0.3%

9,420	Ageas SA/NV	487,155

147	Sofina SA (a)	68,313

3,352	UCB SA	366,539

	Total Belgium	922,007

	Canada — 1.8%

8,200	Canadian Apartment Properties (REIT)	364,987

1,700	Canadian Tire Corp Ltd – Class A	224,688

100	Fairfax Financial Holdings Ltd	44,381

2,500	Imperial Oil Ltd	82,645

2,100	Linamar Corp	120,564

6,100	Magna International Inc	457,219

700	Power Corp of Canada	22,582

146,523	Shaw Communications Inc – Class B	4,243,885

1,500	West Fraser Timber Co Ltd	123,340

	Total Canada	5,684,291

	China — 1.3%

74,000	Agile Group Holdings Ltd	48,671

700	Autohome Inc ADR	23,919

671,000	Bank of Communications Co Ltd – Class H	390,684

29,500	Beijing Enterprises Holdings Ltd	99,532

222,000	China Communications Services Corp Ltd – Class H	105,685

4,506,000	China Huarong Asset Management Co Ltd – Class H * (b)	439,159

181,500	China Overseas Land & Investment Ltd	417,260

610,000	China Railway Group Ltd – Class H	290,003

308,000	China Zhongwang Holdings Ltd * (c)	66,355

130,000	CITIC Ltd	117,101

342,000	Dongfeng Motor Group Co Ltd – Class H	317,489

50,500	Fosun International Ltd	55,112

221,200	Guangzhou R&F Properties Co Ltd – Class H	119,722

8,000	Haier Smart Home Co Ltd – Class H	29,853

35,200	Hello Group Inc Sponsored ADR	407,264

Shares	Description	Value ($)

	China — continued

26,500	Kingboard Holdings Ltd	133,027

44,000	Seazen Group Ltd *	31,555

57,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	104,841

143,500	Shimao Group Holdings Ltd	165,381

120,800	Sinopharm Group Co Ltd – Class H	262,527

282,000	Skyworth Group Ltd *	171,157

86,000	Sunac China Holdings Ltd	154,227

4,800	Vipshop Holdings Ltd ADR *	46,896

461,616	Yuzhou Group Holdings Co Ltd	45,627

	Total China	4,043,047

	Denmark — 0.5%

69	AP Moller – Maersk A/S – Class A	197,474

136	AP Moller – Maersk A/S – Class B	409,465

205	Carlsberg A/S – Class B	31,836

31,389	Danske Bank A/S	518,968

3,960	Pandora A/S	492,713

	Total Denmark	1,650,456

	Finland — 0.1%

85,324	Nokia Oyj *	478,211

	France — 0.4%

6,676	ArcelorMittal SA	181,239

5,190	BNP Paribas SA	322,557

5,731	Publicis Groupe SA	370,846

15,352	Societe Generale SA	477,713

	Total France	1,352,355

	Germany — 1.5%

7,724	Bayer AG (Registered)	389,579

3,665	Bayerische Motoren Werke AG	351,303

5,579	Daimler AG (Registered)	522,490

6,793	Fresenius SE & Co KGaA	257,109

2,786	HeidelbergCement AG	185,357

2,148	SAP SE (a)	275,269

16,834	Siltronic AG (a)	2,534,727

	Total Germany	4,515,834

	Hong Kong — 0.3%

75,000	CK Hutchison Holdings Ltd	469,516

110,000	First Pacific Co Ltd	39,502

45,000	Kerry Properties Ltd	117,015

338,000	PCCW Ltd	170,723

	Total Hong Kong	796,756

	India — 0.3%

10,514	Hindustan Petroleum Corp Ltd	41,269

24,355	Indian Oil Corp Ltd	38,296

89,064	NTPC Ltd	150,809

259,110	Oil & Natural Gas Corp Ltd	487,116

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued

76,120	REC Ltd	137,355

3,960	Tata Steel Ltd	56,132

	Total India	910,977

	Israel — 0.3%

3,300	Check Point Software Technologies Ltd *	367,323

51,000	Teva Pharmaceutical Industries Ltd Sponsored ADR *	420,750

	Total Israel	788,073

	Italy — 0.5%

5,592	EXOR NV (a)	490,256

31,634	Leonardo SPA *	213,991

502,587	Telecom Italia SPA	261,137

952,408	Telecom Italia SPA – RSP	465,136

	Total Italy	1,430,520

	Japan — 2.4%

500	AGC Inc	24,348

2,400	Aisin Corp	88,070

51,800	Asahi Kasei Corp	484,327

9,500	Astellas Pharma Inc	148,963

7,400	Daiwa House Industry Co Ltd	214,897

8,100	Electric Power Development Co Ltd	102,630

18,000	Honda Motor Co Ltd	492,926

64,300	Inpex Corp	526,141

18,900	ITOCHU Corp	540,504

14,900	KDDI Corp	432,326

1,400	Mitsubishi Corp	41,628

2,100	Nippon Steel Corp	30,962

19,600	Nippon Telegraph & Telephone Corp	539,311

63,700	Obayashi Corp	467,874

24,000	ORIX Corp (a)	472,882

25,600	Sekisui House Ltd	497,531

40,100	Shimizu Corp	252,632

8,300	Subaru Corp	156,323

41,700	Sumitomo Chemical Co Ltd	191,280

5,000	Sumitomo Corp	68,076

28,400	Sumitomo Dainippon Pharma Co Ltd	346,124

2,700	Sumitomo Electric Industries Ltd	35,341

1,300	Suzuki Motor Corp	52,478

9,500	Taisei Corp	276,555

15,000	TIS Inc (a)	462,371

151,300	Tokyo Electric Power Co Holdings Inc *	403,705

14,600	Tosoh Corp	208,726

	Total Japan	7,558,931

	Malaysia — 0.0%

87,400	Top Glove Corp Bhd	60,797

Shares	Description	Value ($)

	Netherlands — 0.7%

7,200	AerCap Holdings NV *	403,488

30,108	ING Groep NV	415,895

8,503	JDE Peet’s NV	231,746

1	Just Eat Takeaway.com NV Sponsored ADR *	12

16,298	Koninklijke Ahold Delhaize NV	548,424

2,192	Koninklijke KPN NV	6,457

9,407	NN Group NV	467,429

1,189	Randstad NV	75,027

520	Wolters Kluwer NV	58,480

	Total Netherlands	2,206,958

	New Zealand — 0.1%

50,699	Meridian Energy Ltd	163,042

	South Africa — 0.1%

23,923	Bidvest Group Ltd (The)	270,618

	South Korea — 0.1%

2,673	Kia Corp	174,946

	Spain — 0.3%

77,022	Banco Bilbao Vizcaya Argentaria SA	408,342

145,629	Banco Santander SA	452,797

	Total Spain	861,139

	Sweden — 0.2%

18,507	Investor AB – B Shares (a)	430,038

1,489	Skanska AB – B Shares	34,261

3,089	Svenska Cellulosa AB SCA – Class B	50,244

	Total Sweden	514,543

	Switzerland — 0.1%

7,777	Adecco Group AG (Registered)	360,412

428	Logitech International SA (Registered)	34,135

	Total Switzerland	394,547

	Taiwan — 0.1%

6,000	Hon Hai Precision Industry Co Ltd	22,232

106,000	Ruentex Development Co Ltd	243,783

	Total Taiwan	266,015

	United Kingdom — 3.7%

82	AstraZeneca Plc Sponsored ADR	4,496

570,162	Avast Plc (a)	4,602,283

16,251	Aviva Plc	82,940

7,771	Berkeley Group Holdings Plc *	442,369

70,015	BHP Group Plc ADR	3,849,425

236,593	BT Group Plc *	498,050

9,262	Coca-Cola HBC AG *	285,227

76,933	Kingfisher Plc	323,290

175,691	M&G Plc (a)	436,055

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

57,047	Micro Focus International Plc (a)	264,264

1,300	National Grid Plc Sponsored ADR	85,891

110,424	Taylor Wimpey Plc	231,917

30,533	WPP Plc	423,801

	Total United Kingdom	11,530,008

	United States — 42.3%

98,210	Aerojet Rocketdyne Holdings, Inc.	4,128,748

3,000	Aflac, Inc.	162,420

5,800	Alliance Data Systems Corp. (a)	395,328

9,100	Ally Financial, Inc. (a)	417,053

900	Anthem, Inc.	365,607

4,600	Arrow Electronics, Inc. *	559,590

17,300	AT&T, Inc.	394,959

54,683	Athene Holding Ltd. – Class A *	4,479,631

5,800	Bed Bath & Beyond, Inc. *	106,314

1,500	Best Buy Co., Inc.	160,290

300	Bio-Rad Laboratories, Inc. – Class A *	225,960

1,700	Biogen, Inc. *	400,758

8,100	BorgWarner, Inc.	350,568

2,600	Bristol-Myers Squibb Co.	139,438

3,700	Capital One Financial Corp. (a)	519,961

1,400	Cardinal Health, Inc.	64,722

9,900	Carrier Global Corp.	535,788

5,300	CBRE Group, Inc. – Class A *	506,521

7,000	Centene Corp. *	499,870

357,253	Change Healthcare, Inc. *	7,245,091

2,500	Cigna Corp.	479,750

8,700	Citigroup, Inc.	554,190

5,800	Citizens Financial Group, Inc.	274,166

6,100	Cognizant Technology Solutions Corp. – Class A (a)	475,678

12,677	Coherent, Inc. *	3,282,456

9,700	Comcast Corp. – Class A	484,806

7,400	Corteva, Inc.	333,000

5,700	CVS Health Corp.	507,642

31,683	CyrusOne, Inc. (REIT)	2,820,421

2,200	Discover Financial Services (a)	237,270

12,000	DISH Network Corp. – Class A *	375,000

5,600	DR Horton, Inc.	547,120

3,800	eBay, Inc.	256,348

200	FedEx Corp.	46,074

2,700	Fidelity National Financial, Inc.	132,057

1,100	FleetCor Technologies, Inc. * (a)	227,843

30,100	Ford Motor Co.	577,619

2,100	Fox Corp. – Class A	74,991

91,682	Fox Corp. – Class B	3,080,515

600	Franklin Resources, Inc. (a)	19,440

8,900	General Motors Co. *	515,043

7,500	Gilead Sciences, Inc.	516,975

600	Goldman Sachs Group, Inc. (The) (a)	228,594

19,447	Hill-Rom Holdings, Inc.	3,024,008

17,500	HP, Inc.	617,400

Shares	Description	Value ($)

	United States — continued

3,500	IAC/InterActiveCorp *	467,775

75,983	IHS Markit Ltd.	9,712,147

4,000	Incyte Corp. *	270,880

9,800	Intel Corp. (a)	482,160

4,200	International Business Machines Corp. (a)	491,820

15,100	Invesco Ltd. (a)	337,183

3,000	Jazz Pharmaceuticals Plc *	359,610

20,759	Kansas City Southern	6,037,755

32,700	Kinder Morgan, Inc.	505,542

8,000	Kohl’s Corp.	409,840

3,300	Kraft Heinz Co. (The)	110,913

11,200	Kroger Co. (The)	465,136

840	Kyndryl Holdings, Inc. * (a)	13,272

1,900	Laboratory Corp. of America Holdings *	542,127

700	Lear Corp.	117,453

2,400	Leidos Holdings, Inc.	210,984

5,100	Lennar Corp. – Class A	535,755

17,839	Liberty Broadband Corp. – Class C *	2,762,369

7,100	Lincoln National Corp.	470,943

7,200	LKQ Corp.	402,480

2,340	Loyalty Ventures, Inc. *	67,158

36,200	Lumen Technologies, Inc.	446,708

5,800	LyondellBasell Industries NV – Class A	505,354

1,600	Marathon Petroleum Corp.	97,360

3,800	Merck & Co., Inc.	284,658

8,500	MetLife, Inc.	498,610

6,700	Micron Technology, Inc. (a)	562,800

1,500	Mohawk Industries, Inc. *	251,805

10,900	Molson Coors Brewing Co. – Class B	484,396

129,670	Nuance Communications, Inc. * (a)	7,195,388

10	NVR, Inc. *	52,253

500	Omnicom Group, Inc.	33,655

5,700	Oracle Corp. (a)	517,218

100	PACCAR, Inc.	8,342

187,111	Pershing Square Tontine Holdings Ltd. – Class A *	3,772,158

87,323	PNM Resources, Inc.	4,299,784

60,562	PPD, Inc. *	2,852,470

1,400	Principal Financial Group, Inc.	96,012

4,800	Prudential Financial, Inc.	490,848

9,300	PulteGroup, Inc.	465,279

3,500	Quest Diagnostics, Inc.	520,380

41,800	Qurate Retail, Inc. – Series A	334,400

800	Regeneron Pharmaceuticals, Inc. *	509,224

7,820	Sanderson Farms, Inc.	1,468,440

500	Snap-on, Inc.	102,955

3,900	SS&C Technologies Holdings, Inc. (a)	297,687

11,400	Synchrony Financial (a)	510,606

26	Teledyne Technologies, Inc. *	10,798

5,700	Textron, Inc.	403,560

6,700	Tyson Foods, Inc. – Class A	529,032

3,800	Universal Health Services, Inc. – Class B	451,174

7,800	Verizon Communications, Inc.	392,106

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United States — continued

11,300	ViacomCBS, Inc. – Class B	349,735

32,800	Viatris, Inc.	403,768

4,500	VICI Properties, Inc. (REIT)	122,400

3,000	VMware, Inc. – Class A (a)	350,220

7,300	Walgreens Boots Alliance, Inc.	327,040

20,100	Western Union Co. (The) (a)	317,982

6,700	Western Digital Corp. *	387,528

1,900	Whirlpool Corp.	413,706

51,734	Willis Towers Watson Plc	11,683,607

93,669	Xilinx, Inc. (a)	21,398,683

	Total United States	130,320,454

	TOTAL COMMON STOCKS (COST $181,386,304)	188,898,051

	PREFERRED STOCKS (d) — 0.1%

	Germany — 0.1%

2,544	Bayerische Motoren Werke AG	199,480

	TOTAL PREFERRED STOCKS (COST $202,665)	199,480

	RIGHTS/WARRANTS — 0.1%

	United States — 0.1%

195,149	Bristol-Myers Squibb Co. CVR * (c)	263,451

	TOTAL RIGHTS/WARRANTS (COST $284,428)	263,451

	INVESTMENT FUNDS — 1.5%

	United States — 1.5%

720,005	Altaba, Inc. (c)	4,500,031

	TOTAL INVESTMENT FUNDS (COST $4,525,295)	4,500,031

	DEBT OBLIGATIONS — 27.3%

	United States — 27.3%

	Asset-Backed Securities — 5.7%

3,581,208	Apidos CLO XXI, Series 15-21A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.93%, 1.05%, due 07/18/27	3,583,883

228,266	Catamaran CLO Ltd., Series 13-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 0.98%, due 01/27/28	228,276

Par Value† / Shares	Description	Value ($)

	Asset-Backed Securities — continued

1,394,742	Oaktree CLO Ltd., Series 15-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.87%, 1.00%, due 10/20/27	1,394,877

784,243	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 1.06%, due 11/15/26	784,544

2,237,255	Palmer Square Loan Funding Ltd., Series 19-3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 1.01%, due 08/20/27	2,237,669

3,026,789	TICP CLO III-2 Ltd., Series 18-3R, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.84%, 0.97%, due 04/20/28	3,027,125

2,482,565	Venture XX CLO Ltd., Series 15-20A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.82%, 0.94%, due 04/15/27	2,482,796

3,962,059	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.07%, due 04/15/29	3,959,246

	Total Asset-Backed Securities	17,698,416

	U.S. Government — 21.6%

51,473,000	U.S. Treasury Note, 0.13%, due 06/30/23 (a)	51,229,710

15,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.10%, due 01/31/23 (a)	15,203,012

	Total U.S. Government	66,432,722

	Total United States	84,131,138

	TOTAL DEBT OBLIGATIONS (COST $84,088,184)	84,131,138

	MUTUAL FUNDS — 3.8%

	United States — 3.8%

	Affiliated Issuers — 3.8%

343,809	GMO Emerging Markets Fund, Class VI	11,713,559

	TOTAL MUTUAL FUNDS (COST $11,631,248)	11,713,559

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%

2,589,411	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	2,589,411

	TOTAL SHORT-TERM INVESTMENTS (COST $2,589,411)	2,589,411

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Credit Default Swaps – Puts — 0.0%

ITRAXX.EUROPE.S 36.V1-5Y	JPM	55.00%	01/19/22	EUR	22,225,000	Fixed Spread	Pay	84,015

	TOTAL PURCHASED OPTIONS (COST $81,144)							84,015

	TOTAL INVESTMENTS — 94.9% (Cost $284,788,679)							292,379,136

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (43.6)%

	Common Stocks — (43.4)%

	Australia — (3.4)%

(68,455)	APA Group	(462,872)

(3,922)	ASX Ltd	(250,665)

(70,015)	BHP Group Ltd Sponsored ADR	(3,934,143)

(1,322)	Cochlear Ltd	(203,282)

(50,975)	Qantas Airways Ltd *	(182,220)

(1,116,408)	Santos Ltd	(5,034,144)

(87,627)	Sydney Airport *	(516,096)

	Total Australia	(10,583,422)

	Austria — (0.3)%

(5,064)	Verbund AG	(529,565)

	Belgium — (0.1)%

(2,415)	Anheuser-Busch InBev SA/NV	(134,762)

(1,250)	Galapagos NV *	(60,502)

	Total Belgium	(195,264)

	Canada — (1.5)%

(17,200)	AltaGas Ltd	(327,183)

(1,500)	Brookfield Renewable Corp – Class A	(55,545)

(59,870)	Canadian Pacific Railway Ltd	(4,192,696)

(200)	Franco-Nevada Corp	(27,498)

(3,300)	Pembina Pipeline Corp	(97,845)

	Total Canada	(4,700,767)

	Denmark — (0.1)%

(12,266)	Ambu A/S – Class B*	(347,898)

	France — (0.8)%

(11,243)	Accor SA *	(333,293)

(2,689)	Aeroports de Paris *	(314,366)

(34,688)	Getlink SE	(512,517)

(337)	Hermes International	(632,416)

(283)	Sartorius Stedim Biotech	(167,076)

(4,783)	Ubisoft Entertainment SA *	(245,159)

(1,621)	Wendel SE	(185,348)

	Total France	(2,390,175)

	Germany — (0.8)%

(3,658)	Delivery Hero SE *	(485,457)

(4,281)	Puma SE	(517,236)

(3,418)	QIAGEN NV *	(188,853)

(1,918)	Scout24 AG	(127,292)

(188,893)	Telefonica Deutschland Holding AG	(503,802)

(6,543)	Uniper SE	(284,070)

(4,995)	Zalando SE *	(454,263)

	Total Germany	(2,560,973)

Shares	Description	Value ($)

	Israel — (0.2)%

(1,600)	CyberArk Software Ltd *	(276,560)

(2,100)	Wix.com Ltd *	(320,880)

	Total Israel	(597,440)

	Italy — (0.5)%

(4,366)	Amplifon SPA	(212,645)

(15,985)	Atlantia SPA *	(291,913)

(2,137)	Ferrari NV	(559,199)

(27,501)	FinecoBank Banca Fineco SPA	(481,652)

(12,100)	Infrastrutture Wireless Italiane SPA	(138,769)

	Total Italy	(1,684,178)

	Japan — (2.6)%

(27,200)	Acom Co Ltd	(80,660)

(1,600)	Aeon Co Ltd	(37,317)

(15,000)	ANA Holdings Inc *	(295,171)

(15,400)	Asahi Intecc Co Ltd	(337,553)

(500)	East Japan Railway Co	(30,655)

(4,200)	GMO Payment Gateway Inc	(559,649)

(2,300)	Harmonic Drive Systems Inc	(94,494)

(16,700)	Hitachi Metals Ltd *	(310,055)

(500)	Ibiden Co Ltd	(30,916)

(26,800)	Isetan Mitsukoshi Holdings Ltd	(183,217)

(600)	Ito En Ltd	(35,305)

(8,200)	Japan Airlines Co Ltd *	(147,814)

(6,300)	Japan Airport Terminal Co Ltd *	(277,218)

(9,600)	Japan Exchange Group Inc	(207,851)

(54)	Japan Real Estate Investment Corp (REIT)	(312,515)

(16,500)	JGC Holding Corp	(138,655)

(18,600)	Keikyu Corp	(183,685)

(3,300)	Keio Corp	(148,379)

(4,700)	Kintetsu Group Holdings Co Ltd *	(134,994)

(2,300)	Lasertec Corp	(597,276)

(1,300)	Lion Corp	(18,465)

(11,100)	LIXIL Corp	(271,551)

(6,700)	M3 Inc	(360,181)

(7,400)	Mercari Inc *	(446,367)

(1,700)	Mizuho Financial Group Inc	(20,959)

(21,400)	MonotaRO Co Ltd	(421,302)

(700)	Nidec Corp	(80,155)

(17,700)	Nihon M&A Center Holdings Inc	(519,313)

(24,500)	Nippon Paint Holdings Co Ltd	(257,081)

(4,600)	Nissin Foods Holdings Co Ltd	(338,116)

(12,800)	Odakyu Electric Railway Co Ltd	(246,536)

(2,900)	ORIENTAL LAND CO LTD	(455,691)

(2,400)	Shiseido Co Ltd	(137,567)

(3,900)	Tobu Railway Co Ltd	(88,140)

(5,600)	Tokyu Corp	(77,402)

(3,100)	West Japan Railway Co	(133,587)

	Total Japan	(8,015,792)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Netherlands — (0.3)%

(183)	Adyen NV *	(506,880)

(785)	Heineken Holding NV	(65,377)

(5,404)	Just Eat Takeaway.com NV *	(338,400)

	Total Netherlands	(910,657)

	New Zealand — (0.1)%

(3,801)	Xero Ltd *	(386,058)

	Norway — (0.0)%

(1,246)	Schibsted ASA – B Shares	(47,865)

(1,830)	Schibsted ASA – Class A	(81,540)

	Total Norway	(129,405)

	Singapore — (0.2)%

(12,500)	City Developments Ltd	(64,163)

(84,400)	Singapore Airlines Ltd *	(300,550)

(62,000)	Singapore Exchange Ltd	(404,787)

	Total Singapore	(769,500)

	Spain — (0.5)%

(177)	Aena SME SA *	(25,995)

(8,628)	Cellnex Telecom SA	(508,844)

(17,643)	Ferrovial SA	(491,259)

(15,323)	Siemens Gamesa Renewable Energy SA *	(409,052)

	Total Spain	(1,435,150)

	Sweden — (0.3)%

(38,574)	Embracer Group AB *	(416,840)

(639)	EQT AB	(37,570)

(3,348)	Evolution AB	(351,532)

(5,706)	Sinch AB *	(75,875)

	Total Sweden	(881,817)

	Switzerland — (0.4)%

(8)	Chocoladefabriken Lindt & Spruengli AG	(98,461)

(310)	Partners Group Holding AG	(535,013)

(247)	Straumann Holding AG (Registered)	(525,109)

	Total Switzerland	(1,158,583)

	United Kingdom — (1.3)%

(6,151)	Admiral Group Plc	(241,821)

(11,811)	Antofagasta Plc	(215,938)

(56,978)	Auto Trader Group Plc	(553,463)

(87,143)	ConvaTec Group Plc	(222,961)

(4,686)	Halma Plc	(186,787)

(25,122)	Hargreaves Lansdown Plc	(445,896)

(69,320)	Informa Plc *	(429,277)

(26,973)	Land Securities Group Plc (REIT)	(260,004)

(4,804)	London Stock Exchange Group Plc	(416,174)

(15,014)	Melrose Industries Plc	(28,845)

(16,297)	Ocado Group Plc *	(389,049)

Shares	Description	Value ($)

	United Kingdom — continued

(281,555)	Rolls-Royce Holdings Plc *	(459,313)

(972)	Spirax-Sarco Engineering Plc	(201,679)

	Total United Kingdom	(4,051,207)

	United States — (30.0)%

(161,411)	Advanced Micro Devices, Inc. *	(25,562,660)

(15,300)	AES Corp. (The)	(357,714)

(2,500)	Airbnb, Inc. – Class A *	(431,350)

(1,900)	American Tower Corp. (REIT)	(498,712)

(1)	Analog Devices, Inc.	(180)

(42,424)	Aon Plc – Class A	(12,547,746)

(55,711)	Apollo Global Management, Inc.	(3,943,225)

(7,900)	Aramark	(263,860)

(2,900)	Arthur J Gallagher & Co.	(472,410)

(1,700)	Autodesk, Inc. *	(432,123)

(3,000)	Avalara, Inc. *	(419,040)

(100)	Bio-Techne Corp.	(47,203)

(3,000)	BioMarin Pharmaceutical, Inc. *	(258,870)

(2,100)	Boeing Co. (The) *	(415,485)

(1)	Bristol-Myers Squibb Co.	(54)

(1,700)	Burlington Stores, Inc. *	(498,321)

(4,200)	Caesars Entertainment, Inc. *	(378,294)

(1,600)	Carvana Co. *	(448,672)

(2,700)	Catalent, Inc. *	(347,382)

(3,900)	Ceridian HCM Holding, Inc. *	(426,660)

(4,073)	Charter Communications, Inc. – Class A *	(2,632,298)

(300)	Chipotle Mexican Grill, Inc. *	(493,023)

(12,200)	Clarivate Plc *	(284,748)

(2,900)	Cloudflare, Inc. – Class A *	(545,896)

(1,900)	CME Group, Inc.	(418,988)

(1,500)	Cognex Corp.	(115,875)

(2,100)	Coupa Software, Inc. *	(412,986)

(2,900)	Crown Castle International Corp. (REIT)	(526,785)

(9,600)	Delta Air Lines, Inc. *	(347,520)

(900)	Dexcom, Inc. *	(506,331)

(1,900)	DocuSign, Inc. *	(468,084)

(100)	DoorDash, Inc. – Class A *	(17,877)

(9,100)	DraftKings Inc. – Class A *	(314,405)

(700)	Equinix, Inc. (REIT)	(568,540)

(6,400)	Equity LifeStyle Properties, Inc. (REIT)	(520,320)

(300)	Erie Indemnity Co. – Class A	(55,743)

(4,700)	Exact Sciences Corp. *	(401,239)

(1,900)	Expedia Group, Inc. *	(306,071)

(300)	First Republic Bank	(62,898)

(71,243)	Fox Corp. – Class A	(2,544,087)

(4,300)	Guidewire Software, Inc. *	(500,262)

(1,700)	Hess Corp.	(126,684)

(12,300)	Host Hotels & Resorts, Inc. (REIT) *	(193,110)

(700)	HubSpot, Inc. *	(564,837)

(800)	IDEXX Laboratories, Inc. *	(486,456)

(11,467)	II-VI, Inc. *	(717,031)

(3,100)	Ingersoll Rand, Inc.	(180,854)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(1,700)	Insulet Corp. *	(490,348)

(1,300)	Ionis Pharmaceuticals, Inc. *	(34,450)

(2,200)	IQVIA Holdings, Inc. *	(570,086)

(7,500)	Iron Mountain, Inc. (REIT)	(340,800)

(7,400)	Lamb Weston Holdings, Inc.	(384,208)

(1,400)	Liberty Broadband Corp. – Class A *	(212,212)

(1,700)	Liberty Broadband Corp. – Class C *	(263,245)

(9,700)	Liberty Media Corp-Liberty Formula One – Class C *	(590,924)

(1,500)	Liberty Media Corp-Liberty SiriusXM – Class A *	(73,200)

(1,100)	Liberty Media Corp-Liberty SiriusXM – Class C *	(53,823)

(600)	Linde Plc	(190,884)

(5,100)	Live Nation Entertainment, Inc. *	(543,915)

(1,100)	MarketAxess Holdings, Inc.	(387,959)

(600)	Marriott International, Inc. – Class A *	(88,536)

(8,200)	MGM Resorts International	(324,556)

(1,000)	MongoDB, Inc. *	(498,100)

(600)	Monolithic Power Systems, Inc.	(332,076)

(900)	MSCI, Inc.	(566,505)

(17,222)	NortonLifeLock, Inc.	(427,967)

(3,400)	Novocure Ltd. *	(318,376)

(8,100)	Oak Street Health, Inc. *	(250,695)

(2,200)	Okta, Inc. *	(473,506)

(10,900)	Palantir Technologies, Inc. – Class A *	(225,085)

(200)	Paycom Software, Inc. *	(87,496)

(4,600)	Peloton Interactive, Inc. – Class A *	(202,400)

(200)	Public Storage (REIT)	(65,476)

(1)	Realty Income Corp. (REIT)	(68)

(1,700)	RingCentral, Inc. – Class A *	(367,166)

(1,500)	Roku, Inc. *	(341,415)

(5,700)	Rollins, Inc.	(189,696)

(5,400)	Royal Caribbean Cruises Ltd. *	(377,028)

(21,555)	S&P Global, Inc.	(9,823,260)

(7)	salesforce.com, Inc. *	(1,995)

(5,700)	Sarepta Therapeutics, Inc. *	(460,617)

(1,600)	Seagen, Inc. *	(256,000)

(800)	ServiceNow, Inc. *	(518,160)

Shares	Description	Value ($)

	United States — continued

(3,300)	Simon Property Group, Inc. (REIT)	(504,372)

(8,100)	Snap, Inc. – Class A *	(385,641)

(1,500)	Snowflake, Inc. – Class A *	(510,225)

(15,308)	Square, Inc. – Class A *	(3,189,116)

(3,000)	Teladoc Health, Inc. *	(303,750)

(600)	Tesla, Inc. *	(686,856)

(1,600)	Twilio, Inc. – Class A *	(457,840)

(3,700)	Twitter, Inc. *	(162,578)

(8,200)	Uber Technologies, Inc. *	(311,600)

(9,800)	UDR, Inc. (REIT)	(555,954)

(1,500)	Vail Resorts, Inc.	(497,565)

(12,300)	Vistra Corp.	(244,524)

(900)	Wayfair, Inc. – Class A *	(223,056)

(19,400)	Williams Cos, Inc. (The)	(519,726)

(3,900)	Zendesk, Inc. *	(398,229)

(4,000)	Zillow Group, Inc. – Class A *	(216,440)

(3,488)	Zillow Group, Inc. – Class C *	(189,294)

(1,600)	Zscaler, Inc. *	(555,154)

	Total United States	(92,307,062)

	TOTAL COMMON STOCKS (PROCEEDS $119,655,875)	(133,634,913)

	PREFERRED STOCKS (d) — (0.2)%

	Germany — (0.2)%

(744)	Sartorius AG	(511,821)

	TOTAL PREFERRED STOCKS (PROCEEDS $364,907)	(511,821)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $120,020,782)	(134,146,734)

	Other Assets and Liabilities (net) — 48.7%	149,721,814

	TOTAL NET ASSETS — 100.0%	$307,954,216

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/18/2022	JPM	AUD	12,999,667	USD	9,633,741	361,658
01/18/2022	MSCI	AUD	7,584,264	USD	5,592,492	182,975
01/21/2022	MSCI	AUD	2,006,209	USD	1,456,601	25,644
02/09/2022	BCLY	AUD	1,237,500	USD	917,738	35,020
02/09/2022	JPM	AUD	1,512,500	USD	1,121,680	42,802
02/09/2022	MSCI	AUD	20,479,000	USD	15,130,704	522,878
12/02/2021	CITI	BRL	1,874,859	USD	340,000	6,505
12/02/2021	GS	BRL	13,075,202	USD	2,360,000	34,217
12/01/2021	DB	CAD	5,617,569	USD	4,552,664	155,178
01/12/2022	SSB	CAD	7,562,929	USD	6,094,135	170,944
01/31/2022	MSCI	CAD	1,306,642	USD	1,025,549	2,211
02/01/2022	UBSA	CAD	5,000,000	USD	4,052,192	136,284
02/02/2022	JPM	CAD	5,354,935	USD	4,230,000	36,123
02/02/2022	GS	CHF	2,110,523	USD	2,320,983	16,616
02/14/2022	MSCI	CHF	35,262,296	USD	38,133,150	(379,744)
02/17/2022	JPM	COP	1,253,600,000	USD	320,000	8,638
01/18/2022	CITI	CZK	10,559,587	USD	480,000	11,074
01/18/2022	DB	CZK	9,951,921	USD	450,000	8,059
01/18/2022	GS	CZK	9,120,802	USD	400,000	(5,033)
01/18/2022	JPM	CZK	38,254,196	USD	1,733,008	34,230
12/03/2021	MSCI	EUR	652,743	USD	735,201	(5,089)
12/03/2021	UBSA	EUR	255,620	USD	287,982	(1,922)
01/21/2022	BCLY	EUR	72,000	USD	81,264	(542)
01/21/2022	BOA	EUR	17,066	USD	19,703	313
01/21/2022	MSCI	EUR	5,266,536	USD	6,143,482	159,677
01/21/2022	SSB	EUR	111,878	USD	130,239	3,124
01/31/2022	DB	EUR	5,290,000	USD	6,100,619	88,837
01/21/2022	UBSA	GBP	168,830	USD	232,677	7,949
02/14/2022	JPM	GBP	2,850,000	USD	3,915,364	121,949
02/14/2022	MSCI	GBP	4,770,000	USD	6,389,558	40,579
02/14/2022	SSB	GBP	1,600,000	USD	2,202,927	73,291
01/14/2022	BOA	HUF	153,022,848	USD	480,000	4,395
01/14/2022	CITI	HUF	258,127,072	USD	810,000	7,725
01/14/2022	GS	HUF	229,430,141	USD	730,000	16,917
01/14/2022	MSCI	HUF	299,280,631	USD	954,887	24,704
02/04/2022	GS	IDR	3,905,820,000	USD	270,000	(825)
01/31/2022	BOA	ILS	346,723	USD	110,000	(257)
01/10/2022	MSCI	INR	149,222,936	USD	2,005,146	24,769
12/07/2021	BCLY	JPY	189,612,467	USD	1,673,220	(4,282)
12/07/2021	GS	JPY	38,836,288	USD	342,979	(605)
12/07/2021	JPM	JPY	355,354,255	USD	3,115,891	(27,928)
12/07/2021	MSCI	JPY	521,061,261	USD	4,592,583	(17,245)
12/07/2021	UBSA	JPY	134,326,719	USD	1,169,311	(19,077)
02/10/2022	BCLY	KRW	651,865,500	USD	550,000	(418)
02/10/2022	JPM	KRW	544,548,000	USD	460,000	198
02/10/2022	MSCI	KRW	2,414,576,177	USD	2,040,631	1,825
01/21/2022	BCLY	MXN	7,133,304	USD	340,000	10,558
01/21/2022	BOA	MXN	9,183,897	USD	440,000	15,854
01/21/2022	GS	MXN	28,234,381	USD	1,330,000	26,032
01/21/2022	MSCI	MXN	4,659,990	USD	225,559	10,343
02/15/2022	JPM	NOK	16,680,754	USD	1,830,000	(12,810)
01/18/2022	BCLY	NZD	297,375	USD	207,670	4,807
01/18/2022	MSCI	NZD	2,826,634	USD	1,968,558	40,289
02/01/2022	MSCI	NZD	45,140,000	USD	31,215,213	427,669
02/09/2022	JPM	PHP	26,971,948	USD	537,228	4,020
01/18/2022	MSCI	PLN	8,037,943	USD	1,958,754	7,915
01/31/2022	JPM	RON	14,060,032	USD	3,276,251	69,494
02/07/2022	JPM	SEK	28,745,154	USD	3,270,000	75,510
01/18/2022	BOA	SGD	742,153	USD	550,000	6,228
01/18/2022	CITI	SGD	437,983	USD	320,000	(908)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/18/2022	GS	SGD	525,693	USD	390,000	4,827
02/18/2022	JPM	THB	113,884,911	USD	3,429,339	48,997
01/25/2022	BCLY	TRY	6,564,349	USD	639,488	171,773
02/18/2022	CITI	TWD	9,124,104	USD	330,000	(1,885)
02/18/2022	GS	TWD	3,856,580	USD	140,000	(281)
02/22/2022	JPM	TWD	9,252,540	USD	334,970	(1,712)
01/18/2022	BCLY	USD	874,800	AUD	1,223,592	(2,066)
01/18/2022	BOA	USD	1,037,922	AUD	1,413,454	(29,768)
01/18/2022	MSCI	USD	3,692,130	AUD	5,002,821	(123,842)
01/18/2022	UBSA	USD	2,249,547	AUD	3,047,195	(76,119)
02/09/2022	JPM	USD	2,665,106	AUD	3,640,000	(68,666)
12/02/2021	MSCI	USD	2,702,792	BRL	14,415,884	(138,533)
12/01/2021	BCLY	USD	789,907	CAD	981,633	(21,476)
12/01/2021	JPM	USD	1,885,471	CAD	2,363,948	(34,950)
12/01/2021	MSCI	USD	1,025,169	CAD	1,306,642	(2,318)
12/01/2021	UBSA	USD	768,890	CAD	965,346	(13,208)
01/12/2022	MSCI	USD	1,294,188	CAD	1,628,748	(18,573)
01/31/2022	JPM	USD	787,877	CAD	1,003,193	(2,195)
02/02/2022	JPM	USD	27,144,082	CAD	33,612,506	(819,443)
02/14/2022	BCLY	USD	5,100,000	CHF	4,637,875	(34,590)
02/14/2022	JPM	USD	4,320,000	CHF	3,985,896	33,329
02/16/2022	MSCI	USD	2,511,519	CLP	2,023,405,000	(86,340)
02/17/2022	MSCI	USD	90,000	COP	363,780,000	354
01/18/2022	MSCI	USD	330,000	CZK	7,312,856	(5,253)
12/03/2021	DB	USD	3,544,974	EUR	3,000,000	(142,610)
12/03/2021	JPM	USD	1,103,953	EUR	951,227	(25,146)
12/03/2021	UBSA	USD	549,570	EUR	475,358	(10,456)
01/18/2022	BCLY	USD	4,596,215	EUR	4,048,262	3,092
01/18/2022	DB	USD	669,489	EUR	575,703	(15,423)
01/21/2022	BOA	USD	497,921	EUR	431,280	(7,904)
01/21/2022	MSCI	USD	733,571	EUR	630,732	(16,937)
01/21/2022	UBSA	USD	8,517,410	EUR	7,295,976	(227,768)
01/31/2022	BCLY	USD	699,298	EUR	600,000	(17,432)
02/02/2022	UBSA	USD	2,485,590	EUR	2,126,624	(68,697)
02/14/2022	JPM	USD	2,222,922	GBP	1,620,000	(66,665)
02/14/2022	MSCI	USD	16,306,152	GBP	11,966,000	(379,133)
01/14/2022	GS	USD	260,000	HUF	80,748,047	(9,030)
02/04/2022	MSCI	USD	2,680,255	IDR	38,649,272,000	(361)
01/31/2022	DB	USD	680,000	ILS	2,116,340	(7,012)
01/31/2022	JPM	USD	762,604	ILS	2,428,665	9,703
01/10/2022	GS	USD	230,000	INR	17,358,560	370
12/07/2021	BCLY	USD	2,525,262	JPY	286,687,441	11,062
12/07/2021	JPM	USD	6,039,413	JPY	688,337,817	50,311
12/07/2021	MSCI	USD	2,262,218	JPY	254,211,333	(13,210)
12/07/2021	UBSA	USD	9,042,237	JPY	1,014,170,398	(69,872)
02/07/2022	JPM	USD	1,993,495	JPY	227,203,571	18,640
02/09/2022	JPM	USD	11,384,175	JPY	1,294,912,373	83,888
02/10/2022	CITI	USD	350,000	KRW	413,343,000	(984)
01/21/2022	SSB	USD	100,000	MXN	2,068,311	(4,478)
02/15/2022	MSCI	USD	16,743,332	NOK	143,130,712	(930,937)
01/18/2022	GS	USD	451,076	NZD	655,088	(4,189)
02/01/2022	JPM	USD	1,765,050	NZD	2,470,000	(80,397)
02/01/2022	MSCI	USD	23,142,135	NZD	32,830,000	(750,574)
02/16/2022	MSCI	USD	883,140	PEN	3,585,565	(5,347)
01/18/2022	DB	USD	350,000	PLN	1,455,278	3,201
01/18/2022	GS	USD	520,000	PLN	2,156,998	3,511
01/18/2022	JPM	USD	390,000	PLN	1,632,690	6,260
01/31/2022	BOA	USD	80,000	RON	352,939	497
01/31/2022	GS	USD	490,000	RON	2,099,638	(11,123)
02/09/2022	GS	USD	150,000	RUB	11,324,574	256

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/09/2022	MSCI	USD	2,602,682	RUB	189,264,416	(91,501)
02/07/2022	JPM	USD	26,931,298	SEK	230,126,595	(1,357,004)
01/18/2022	DB	USD	220,000	SGD	301,683	1,042
01/18/2022	SSB	USD	140,000	SGD	188,705	(1,737)
02/18/2022	CITI	USD	730,000	THB	24,353,384	(7,141)
01/25/2022	BCLY	USD	360,000	TRY	3,633,300	(101,124)
01/25/2022	MSCI	USD	291,618	TRY	2,931,049	(82,778)
01/31/2022	MSCI	USD	3,175,879	ZAR	48,138,381	(173,996)
01/31/2022	BCLY	ZAR	8,397,453	USD	530,000	6,340
01/31/2022	CITI	ZAR	7,226,471	USD	470,000	19,361
01/31/2022	GS	ZAR	6,715,786	USD	430,000	11,207

						$(3,084,821)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
42	Australian Government Bond 10 Yr.	December 2021	4,173,301	(152,631)
127	CAC40 10 Euro	December 2021	9,657,269	(628,013)
21	Canadian Government Bond 10 Yr.	March 2022	2,320,529	40,652
24	DAX Index	December 2021	10,270,452	(783,492)
87	FTSE 100 Index	December 2021	8,171,318	51,375
17	FTSE/JSE TOP 40	December 2021	680,206	(8,859)
26	Hang Seng Index	December 2021	3,909,461	(194,322)
422	Mini MSCI Emerging Markets	December 2021	25,579,530	(1,800,270)
8	MSCI Singapore	December 2021	201,250	(12,617)
27	U.S. Treasury Note 10 Yr. (CBT)	March 2022	3,531,938	50,708

			$68,495,254	$(3,437,469)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
122	E-mini Russell 2000 Index	December 2021	13,403,530	201,130
43	Euro Bund	December 2021	8,405,852	(16,703)
37	FTSE Taiwan Index	December 2021	2,227,175	59,404
5	Japanese Government Bond 10 Yr. (OSE)	December 2021	6,720,927	(14,155)
3	NASDAQ 100 E-Mini	December 2021	969,030	6,649
41	S&P 500 E-Mini	December 2021	9,360,812	(225,340)
7	S&P/TSX 60	December 2021	1,365,533	(16,215)
22	SPI 200 Futures	December 2021	2,814,945	81,577
10	TOPIX Index	December 2021	1,667,180	105,816
25	UK Gilt Long Bond	March 2022	4,198,652	(36,742)

			$51,133,636	$145,421

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Index Options – Puts
S&P 500 Index	4,685.00	12/03/21	(14)	USD	(6,393,800)	(155,260)
S&P 500 Index	4,700.00	12/10/21	(13)	USD	(5,937,100)	(175,760)
S&P 500 Index	4,600.00	12/17/21	(14)	USD	(6,393,800)	(134,400)

	Total Index Options – Puts					$(465,420)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Written Options — continued

Description	Counterparty	Exercise Rate	Expiration Date	Principal / Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.IGS.37.V1-5Y	BOA	75.00%	12/15/21	USD	(11,125,000)	Fixed Spread	Pay	(2,729)
CDX.NA.IGS.37.V1-5Y	BCLY	75.00%	01/19/22	USD	(11,125,000)	Fixed Spread	Pay	(12,339)
ITRAXX.EUROPE.S36.V1-5Y	JPM	70.00%	01/19/22	EUR	(33,337,500)	Fixed Spread	Pay	(54,701)

				Total Written Options on Credit Default Swaps – Puts				(69,769)

				TOTAL WRITTEN OPTIONS (Premiums $323,047)				$(535,189)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUROPE.S34.V1-5Y	EUR	9,968,000	1.00%	0.45%	N/A	12/20/2025	Quarterly	(313,377)	(252,830)	60,547
ITRAXX.XOVER.S34.V2-5Y	EUR	4,172,000	5.00%	2.33%	N/A	12/20/2025	Quarterly	(607,196)	(483,153)	124,043
CDX-NA.IGS.37.V1-5Y	USD	22,250,000	1.00%	0.58%	N/A	12/20/2026	Quarterly	(539,239)	(456,904)	82,335

								$(1,459,812)	$(1,192,887)	$266,925

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,631,000	5.00%	4.36%	N/A	12/20/2023	Quarterly	(6,362)	(20,936)	(14,574)
CMBX.NA.BBB-.11	GS	USD	1,440,000	3.00%	4.18%	N/A	11/18/2054	Monthly	54,713	86,556	31,843
CMBX.NA.BBB-.9	CGMI	USD	1,110,000	3.00%	5.78%	N/A	09/17/2058	Monthly	128,809	105,528	(23,281)
CMBX.NA.BBB-.9	CGMI	USD	666,000	3.00%	5.78%	N/A	09/17/2058	Monthly	77,753	63,317	(14,436)
CMBX.NA.BBB-.9	MLCS	USD	2,750,000	3.00%	5.78%	N/A	09/17/2058	Monthly	221,087	261,444	40,357
CMBX.NA.BBB-.12	GS	USD	1,260,000	3.00%	4.15%	N/A	08/17/2061	Monthly	49,804	82,922	33,118
CMBX.NA.BBB-.13	CGMI	USD	1,500,000	3.00%	4.09%	N/A	12/16/2072	Monthly	65,524	106,007	40,483
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	0.94%	1,187,000 USD	12/20/2023	Quarterly	121,668	99,502	(22,166)
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,928,000	5.00%	0.94%	1,928,000 USD	12/20/2023	Quarterly	203,886	161,618	(42,268)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,450,000	5.00%	0.27%	4,450,000 USD	12/20/2024	Quarterly	756,555	632,766	(123,789)
CDX.NA.HYS.35.V1-5Y	MSCI	USD	2,160,000	5.00%	3.67%	2,160,000 USD	12/20/2025	Quarterly	158,760	112,195	(46,565)
ITRAXX.EUROPE.S34.V1-5Y	BOA	EUR	17,800,000	1.00%	0.18%	17,800,000 EUR	12/20/2025	Quarterly	857,391	683,874	(173,517)
ITRAXX.XOVER.S34.V2-5Y	JPM	EUR	13,350,000	5.00%	0.32%	13,350,000 EUR	12/20/2025	Quarterly	3,075,697	2,816,982	(258,715)
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	2.14%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(5,625)	27,471
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	2.14%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(9,000)	35,602
CMBX.NA.A.9	MLCS	USD	4,750,000	2.00%	2.14%	4,750,000 USD	09/17/2058	Monthly	9,294	(24,016)	(33,310)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.36%	4,610,000 USD	11/17/2059	Monthly	42,163	30,564	(11,599)
CMBX.NA.AAA.13	GS	USD	1,730,000	0.50%	0.50%	1,730,000 USD	12/16/2072	Monthly	4,051	(370)	(4,421)

									$5,743,095	$5,183,328	$(559,767)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.02%	3 Month AUD BBSW	AUD	96,560,000	12/15/2023	Quarterly	5,050	(156,939)	(161,989)
1.05%	3 Month AUD BBSW	AUD	12,730,000	12/15/2023	Quarterly	—	(26,104)	(26,104)
3 Month CAD LIBOR	0.95%	CAD	21,950,000	12/15/2023	Semi-Annually	—	(204,744)	(204,744)
3 Month CAD LIBOR	1.11%	CAD	17,310,000	12/15/2023	Semi-Annually	—	(119,318)	(119,318)
1.33%	3 Month CAD LIBOR	CAD	28,630,000	12/15/2023	Semi-Annually	—	99,978	99,978
1.37%	3 Month CAD LIBOR	CAD	33,700,000	12/15/2023	Semi-Annually	—	96,844	96,844
(0.40)%	CHF - SARON - OIS - COMPOUND	CHF	640,000	12/15/2023	Annually	46	(2,773)	(2,819)
(0.65)%	CHF - SARON - OIS - COMPOUND	CHF	22,430,000	12/15/2023	Annually	458	26,448	25,990
(0.62)%	CHF - SARON - OIS - COMPOUND	CHF	7,760,000	12/15/2023	Annually	635	4,943	4,308
GBP - SONIA - COMPOUND	0.79%	GBP	147,880,000	12/15/2023	Annually	(66,375)	(381,957)	(315,582)
0.83%	GBP - SONIA - COMPOUND	GBP	13,160,000	12/15/2023	Annually	—	21,054	21,054
GBP - SONIA - COMPOUND	0.84%	GBP	11,700,000	12/15/2023	Annually	(1,560)	(14,229)	(12,669)
3 Month NZD Bank Bill Rate	2.42%	NZD	120,410,000	12/15/2023	Quarterly	11,881	378,115	366,234
2.18%	3 Month NZD Bank Bill Rate	NZD	20,230,000	12/15/2023	Quarterly	—	1,293	1,293
0.30%	3 Month SEK STIBOR	SEK	779,570,000	12/15/2023	Quarterly	(6,611)	(152,754)	(146,143)
0.23%	3 Month SEK STIBOR	SEK	148,300,000	12/15/2023	Quarterly	—	(4,740)	(4,740)
1.51%	3 Month CAD LIBOR	CAD	90,270,000	12/18/2023	Semi-Annually	6,123	62,736	56,613
(0.48)%	6 Month EURIBOR	EUR	4,460,000	12/20/2023	Semi-Annually	778	12,453	11,675
6 Month EURIBOR	(0.42)%	EUR	6,200,000	12/20/2023	Semi-Annually	(117)	(8,747)	(8,630)
(0.44)%	6 Month EURIBOR	EUR	7,990,000	12/20/2023	Semi-Annually	97	14,951	14,854
6 Month EURIBOR	(0.30)%	EUR	15,050,000	12/20/2023	Semi-Annually	1,802	21,213	19,411
(0.38)%	6 Month EURIBOR	EUR	7,520,000	12/20/2023	Semi-Annually	66	3,165	3,099
0.82%	3 Month USD LIBOR	USD	45,880,000	12/20/2023	Quarterly	5,962	(17,923)	(23,885)
3 Month USD LIBOR	0.90%	USD	8,810,000	12/20/2023	Quarterly	(4,243)	17,562	21,805
3 Month USD LIBOR	0.78%	USD	7,800,000	12/20/2023	Quarterly	(695)	(4,610)	(3,915)
3 Month USD LIBOR	0.73%	USD	14,310,000	12/20/2023	Quarterly	1,777	(21,646)	(23,423)
6 Month AUD BBSW	2.02%	AUD	17,050,000	12/15/2031	Semi-Annually	4,045	2,398	(1,647)
6 Month AUD BBSW	2.08%	AUD	20,710,000	12/15/2031	Semi-Annually	1,709	91,807	90,098
6 Month AUD BBSW	2.18%	AUD	5,440,000	12/15/2031	Semi-Annually	—	58,243	58,243
6 Month AUD BBSW	2.22%	AUD	2,800,000	12/15/2031	Semi-Annually	—	37,374	37,374
2.17%	3 Month CAD LIBOR	CAD	4,840,000	12/15/2031	Semi-Annually	—	(47,571)	(47,571)
1.76%	3 Month CAD LIBOR	CAD	3,520,000	12/15/2031	Semi-Annually	—	69,512	69,512
1.76%	3 Month CAD LIBOR	CAD	4,700,000	12/15/2031	Semi-Annually	—	91,459	91,459
2.01%	3 Month CAD LIBOR	CAD	3,750,000	12/15/2031	Semi-Annually	—	5,383	5,383
3 Month CAD LIBOR	2.09%	CAD	6,210,000	12/15/2031	Semi-Annually	—	28,022	28,022
3 Month CAD LIBOR	2.15%	CAD	7,330,000	12/15/2031	Semi-Annually	—	60,820	60,820
3 Month CAD LIBOR	2.07%	CAD	19,840,000	12/15/2031	Semi-Annually	(3,986)	60,466	64,452
3 Month CAD LIBOR	2.07%	CAD	82,750,000	12/15/2031	Semi-Annually	(22,747)	246,226	268,973
2.02%	3 Month CAD LIBOR	CAD	3,860,000	12/15/2031	Semi-Annually	—	1,880	1,880
CHF - SARON - OIS - COMPOUND	(0.05)%	CHF	5,680,000	12/15/2031	Annually	(2,286)	(39,028)	(36,742)
0.14%	CHF - SARON - OIS - COMPOUND	CHF	1,090,000	12/15/2031	Annually	850	(14,892)	(15,742)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CHF - SARON - OIS - COMPOUND	0.20%	CHF	130,000	12/15/2031	Annually	(130)	2,778	2,908
CHF - SARON - OIS - COMPOUND	0.07%	CHF	34,500,000	12/15/2031	Annually	11,220	232,530	221,310
CHF - SARON - OIS - COMPOUND	(0.00)%	CHF	1,570,000	12/15/2031	Annually	523	(2,391)	(2,914)
0.88%	GBP - SONIA - COMPOUND	GBP	30,710,000	12/15/2031	Annually	(82,602)	(223,276)	(140,674)
0.85%	GBP - SONIA - COMPOUND	GBP	73,610,000	12/15/2031	Annually	(60,070)	(301,701)	(241,631)
0.99%	GBP - SONIA - COMPOUND	GBP	1,870,000	12/15/2031	Annually	2,660	(41,592)	(44,252)
GBP - SONIA - COMPOUND	0.83%	GBP	2,720,000	12/15/2031	Annually	—	3,349	3,349
0.79%	GBP - SONIA - COMPOUND	GBP	2,420,000	12/15/2031	Annually	(64)	8,503	8,567
3 Month NZD Bank Bill Rate	2.60%	NZD	32,600,000	12/15/2031	Quarterly	20,714	(218,348)	(239,062)
2.77%	3 Month NZD Bank Bill Rate	NZD	4,640,000	12/15/2031	Quarterly	—	(15,084)	(15,084)
2.75%	3 Month NZD Bank Bill Rate	NZD	26,460,000	12/15/2031	Quarterly	20,731	(62,089)	(82,820)
3 Month NZD Bank Bill Rate	2.71%	NZD	4,490,000	12/15/2031	Quarterly	—	(1,647)	(1,647)
3 Month NZD Bank Bill Rate	2.64%	NZD	780,000	12/15/2031	Quarterly	609	(3,328)	(3,937)
3 Month SEK STIBOR	0.78%	SEK	33,600,000	12/15/2031	Quarterly	—	(22,319)	(22,319)
1.06%	3 Month SEK STIBOR	SEK	47,600,000	12/15/2031	Quarterly	(5,639)	(112,684)	(107,045)
1.06%	3 Month SEK STIBOR	SEK	52,000,000	12/15/2031	Quarterly	—	(120,310)	(120,310)
3 Month SEK STIBOR	0.93%	SEK	49,600,000	12/15/2031	Quarterly	—	45,562	45,562
3 Month SEK STIBOR	0.98%	SEK	214,440,000	12/15/2031	Quarterly	4,729	312,043	307,314
3 Month SEK STIBOR	0.88%	SEK	162,560,000	12/15/2031	Quarterly	(16,020)	77,803	93,823
3 Month SEK STIBOR	0.84%	SEK	31,000,000	12/15/2031	Quarterly	—	865	865
3 Month SEK STIBOR	0.85%	SEK	30,800,000	12/15/2031	Quarterly	—	3,503	3,503
6 Month EURIBOR	0.05%	EUR	1,610,000	12/17/2031	Semi-Annually	(1,233)	(16,697)	(15,464)
0.32%	6 Month EURIBOR	EUR	3,060,000	12/17/2031	Semi-Annually	(1,453)	(61,711)	(60,258)
0.14%	6 Month EURIBOR	EUR	39,770,000	12/17/2031	Semi-Annually	25,626	24,365	(1,261)
0.24%	6 Month EURIBOR	EUR	2,690,000	12/17/2031	Semi-Annually	—	(29,234)	(29,234)
0.08%	6 Month EURIBOR	EUR	1,240,000	12/17/2031	Semi-Annually	(66)	9,016	9,082
6 Month EURIBOR	0.13%	EUR	1,520,000	12/17/2031	Semi-Annually	(448)	(1,629)	(1,181)
6 Month EURIBOR	(0.08)%	EUR	1,230,000	12/17/2031	Semi-Annually	(304)	(31,113)	(30,809)
1.54%	3 Month USD LIBOR	USD	66,740,000	12/17/2031	Quarterly	(137,929)	(150,380)	(12,451)
1.74%	3 Month USD LIBOR	USD	1,900,000	12/17/2031	Quarterly	796	(40,720)	(41,516)
3 Month USD LIBOR	1.59%	USD	13,880,000	12/17/2031	Quarterly	—	96,840	96,840
3 Month USD LIBOR	1.61%	USD	1,080,000	12/17/2031	Quarterly	—	9,984	9,984
3 Month USD LIBOR	1.70%	USD	9,800,000	12/17/2031	Quarterly	619	170,217	169,598
3 Month USD LIBOR	1.66%	USD	3,950,000	12/17/2031	Quarterly	—	52,562	52,562
3 Month USD LIBOR	1.73%	USD	4,740,000	12/17/2031	Quarterly	—	95,316	95,316
1.58%	3 Month USD LIBOR	USD	1,670,000	12/17/2031	Quarterly	1,386	(9,285)	(10,671)
1.51%	3 Month USD LIBOR	USD	3,060,000	12/17/2031	Quarterly	(2,721)	1,778	4,499
3 Month USD LIBOR	1.55%	USD	2,580,000	12/17/2031	Quarterly	—	7,032	7,032

						$(286,407)	$(15,122)	$271,285

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Bloomberg Commodity Index (f)	(0.15)%	MSCI	USD	9,986,843	03/09/2022	Monthly	—	649,577	649,577
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,333,325	05/06/2022	Monthly	—	(235,521)	(235,521)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	3,614,570	05/06/2022	Monthly	—	209,324	209,324

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.09%	Total Return on % MSCI World % Daily Total % Return Net % Value Index %	UBSA	USD	3,858,302	05/12/2022	Monthly	—	(249,354)	(249,354)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	4,258,281	05/12/2022	Monthly	—	227,531	227,531
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	2,640,552	05/20/2022	Monthly	—	(170,612)	(170,612)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	2,867,171	05/20/2022	Monthly	—	153,145	153,145
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.50%	GS	USD	681,377	05/24/2022	Monthly	—	37,984	37,984
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	910,586	05/24/2022	Monthly	—	27,416	27,416
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	54,185	05/24/2022	Monthly	—	(4,225)	(4,225)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate plus 0.60%	GS	USD	115,092	05/24/2022	Monthly	—	(3,278)	(3,278)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.50%	GS	USD	308,918	05/24/2022	Monthly	—	7,603	7,603
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	22,434	05/24/2022	Monthly	—	(227)	(227)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	3,589,390	10/18/2022	Monthly	—	163,307	163,307
Total Return on Equity Basket (g)	1 Month Federal Funds Rate plus 0.95%	MORD	USD	103,931	10/18/2022	Monthly	—	(3,918)	(3,918)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate plus 0.10%	MORD	USD	102,577	12/19/2022	Monthly	—	9,534	9,534
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 2.55%	MORD	USD	1,283,288	06/20/2023	Monthly	—	70,789	70,789
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	158,121	11/20/2023	Monthly	—	21,380	21,380

							$—	$910,455	$910,455

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(f)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(h)	The following table represents the individual short positions within the custom equity basket swap as of November 30, 2021:

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CLO - Collateralized Loan Obligation

CVR - Contingent Value Right

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Shares	Description	% of Equity Basket	Value ($)
1,250,000	Alibaba Pictures Group Ltd	3.7%	128,298
729,000	China Molybdenum Co Ltd – Class H	13.1%	447,233
44,000	China Resources Beer Holdings Co Ltd	10.5%	360,917
188,000	China Youzan Ltd	0.5%	16,751
41,500	CITIC Securities Co Ltd – Class H	2.9%	98,664
2,200	Ganfeng Lithium Co Ltd – Class H	1.2%	42,520
292,000	Greentown Service Group Co Ltd	8.2%	279,819
8,800	Hong Kong Exchanges and Clearing Ltd	14.1%	483,924
141,000	Kingdee International Software Group Co Ltd	12.4%	423,191
23,000	New World Development Co Ltd	2.7%	90,814
164,400	Sands China Ltd	11.0%	375,705
6,000	Venus Medtech Hangzhou Inc – Class H	0.9%	29,963
22,000	Yihai International Holding Ltd.	3.5%	118,036
396,000	Zijin Mining Group Co Ltd – Class H	15.3%	525,472

	TOTAL COMMON STOCKS		$3,421,307

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

5,953,159	GMO Emerging Country Debt Fund, Class VI	148,709,902

395,205,320	GMO Implementation Fund	4,920,306,239

7,456,596	GMO Opportunistic Income Fund, Class VI	194,542,593

5,221,379	GMO SGM Major Markets Fund, Class VI	150,166,861

	TOTAL MUTUAL FUNDS (COST $5,680,027,904)	5,413,725,595

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

5,301,525	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	5,301,525

	TOTAL SHORT-TERM INVESTMENTS (COST $5,301,525)	5,301,525

	TOTAL INVESTMENTS — 100.1% (Cost $5,685,329,429)	5,419,027,120

	Other Assets and Liabilities (net) — (0.1%)	(3,573,412)

	TOTAL NET ASSETS — 100.0%	$5,415,453,708

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 74.7%

	Argentina — 0.0%

4,800	Banco BBVA Argentina SA ADR *	14,256

7,800	Grupo Financiero Galicia SA ADR	67,704

	Total Argentina	81,960

	Australia — 1.5%

54,811	Accent Group Ltd	98,691

25,859	Adairs Ltd	65,862

60,850	Australian Pharmaceutical Industries Ltd (a) (b)	64,967

30,888	Aventus Group (REIT) (b)	73,504

199,819	BlueScope Steel Ltd	2,777,339

191,603	Brambles Ltd	1,357,446

329,473	Dexus (REIT) (b)	2,604,301

310,690	Fortescue Metals Group Ltd	3,731,001

39,768	GDI Property Group (REIT)	30,825

149,150	Genworth Mortgage Insurance Australia Ltd	237,107

696,742	GPT Group (The) (REIT) (b)	2,599,709

51,178	GrainCorp Ltd – Class A	246,487

22,655	McMillan Shakespeare Ltd	201,429

39,643	Metcash Ltd	113,998

39,421	Mineral Resources Ltd	1,265,132

664,035	Mirvac Group (REIT) (b)	1,344,474

99,102	Mount Gibson Iron Ltd	25,672

70,925	Rio Tinto Ltd	4,706,067

94,009	Sandfire Resources Ltd	399,527

681,488	Scentre Group (REIT) (b)	1,491,518

24,820	Southern Cross Media Group Ltd	35,741

329,250	Stockland (REIT) (b)	1,016,490

29,004	Suncorp Group Ltd	222,231

16,813	Super Retail Group Ltd	149,159

13,140	Virtus Health Ltd	49,574

	Total Australia	24,908,251

	Austria — 0.0%

2,078	Vienna Insurance Group AG Wiener Versicherung Gruppe	57,712

	Belgium — 0.5%

72,262	Ageas SA/NV (a)	3,737,026

11,906	Bekaert SA	479,279

6,277	bpost SA*	51,099

362	Cie d’Entreprises CFE	37,558

6,722	KBC Group NV	564,247

2,423	Orange Belgium SA	53,000

1,203	Proximus SADP (a)	21,867

817	Sofina SA	379,669

1,268	Solvay SA	141,875

29,549	UCB SA	3,231,168

63	VGP NV (b)	16,774

	Total Belgium	8,713,562

Shares	Description	Value ($)

	Brazil — 1.1%

39,300	Ambev SA ADR	110,826

769,440	Banco Bradesco SA	2,329,459

134,200	Banco do Brasil SA	760,057

98,100	Blau Farmaceutica SA	588,057

17,200	C&A Modas Ltda *	19,764

36,800	CPFL Energia SA	172,811

11,400	Equatorial Energia SA	45,768

6,700	Mahle-Metal Leve SA	34,907

384,600	Marfrig Global Foods SA	1,612,462

59,300	Ser Educacional SA	109,068

226,600	Telefonica Brasil SA	2,027,040

1,382,800	TIM SA	3,394,370

21,300	Transmissora Alianca de Energia Eletrica SA	136,510

336,400	Vale SA Sponsored ADR	4,161,268

291,900	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	580,493

695,840	Vibra Energia SA	2,693,327

	Total Brazil	18,776,187

	Canada — 1.6%

7,100	AGF Management Ltd – Class B	43,130

23,800	Bank of Montreal	2,478,650

69,848	Brookfield Asset Management Inc – Class A	3,923,362

50,400	Canaccord Genuity Group Inc	559,847

44,500	Canadian Apartment Properties (REIT) (b)	1,980,719

9,300	Canadian Tire Corp Ltd – Class A	1,229,177

13,100	Canadian Western Bank	378,813

44,400	Canfor Corp * (a)	947,121

4,100	Cascades Inc	43,104

47,900	Celestica Inc * (c)	490,830

17,400	Celestica Inc * (c)	178,002

8,700	Cenovus Energy Inc	103,246

3,703	Cogeco Inc	231,465

99,200	Corus Entertainment Inc – B Shares	382,838

6,700	Crescent Point Energy Corp	28,847

1,100	Fairfax Financial Holdings Ltd	488,195

14,600	Finning International Inc	372,015

9,500	Great-West Lifeco Inc	275,752

10,000	iA Financial Corp Inc	531,371

15,700	Imperial Oil Ltd (a) (c)	519,011

15,400	Imperial Oil Ltd (c)	509,586

21,000	Interfor Corp	524,404

9,800	Intertape Polymer Group Inc	187,722

3,800	Laurentian Bank of Canada (a)	109,171

10,000	Linamar Corp	574,113

33,500	Magna International Inc	2,510,959

2,400	Morguard North American Residential Real Estate Investment Trust (b)	32,615

3,800	National Bank of Canada	295,296

49,586	Nutrien Ltd	3,278,626

1,800	Parex Resources Inc	28,858

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

53,700	Power Corp of Canada (a)	1,732,339

11,600	PrairieSky Royalty Ltd	126,765

17,300	Teck Resources Ltd – Class B	458,277

3,400	Tourmaline Oil Corp	113,143

2,900	Transcontinental Inc – Class A (a)	42,247

5,000	Wajax Corp	90,610

9,200	West Fraser Timber Co Ltd	756,482

	Total Canada	26,556,708

	Chile — 0.1%

13,003	CAP SA	117,458

37,376	Cencosud Shopping SA	39,627

7,600	Cia Cervecerias Unidas SA Sponsored ADR	122,132

3,707,309	Colbun SA	243,080

237,722	Falabella SA	735,787

28,643	Inversiones La Construccion SA	86,587

	Total Chile	1,344,671

	China — 7.7%

218,000	361 Degrees International Ltd * (a)	109,059

1,057,668	Agile Group Holdings Ltd	695,653

293,276	Agricultural Bank of China Ltd – Class A	133,839

17,472,136	Agricultural Bank of China Ltd – Class H	5,770,568

24,000	AK Medical Holdings Ltd	20,510

8,848	Alibaba Group Holding Ltd *	141,282

3,908	Alibaba Group Holding Ltd Sponsored ADR *	498,387

14,120	ANTA Sports Products Ltd	225,478

6,292	Autohome Inc ADR	214,998

2,695,500	BAIC Motor Corp Ltd – Class H	1,110,796

3,900	Baidu Inc Sponsored ADR *	584,376

641,796	Bank of China Ltd – Class A	307,179

19,335,840	Bank of China Ltd – Class H	6,714,101

8,747,000	Bank of Communications Co Ltd – Class H	5,092,864

4,000	Baozun Inc Sponsored ADR *	55,160

173,500	Beijing Enterprises Holdings Ltd	585,382

1,700	Beyondspring Inc *	21,709

2,200	Burning Rock Biotech Ltd ADR *	34,012

81,400	BYD Electronic International Co Ltd (a)	301,142

373,000	China Aoyuan Group Ltd	104,255

5,420,000	China Cinda Asset Management Co Ltd – Class H	866,032

3,324,354	China Communications Services Corp Ltd – Class H	1,582,588

62,456	China Construction Bank Corp – Class A	56,321

3,265,480	China Construction Bank Corp – Class H	2,127,807

381,000	China Datang Corp Renewable Power Co Ltd – Class H	146,465

1,845,040	China Dongxiang Group Co Ltd	168,724

48,500	China East Education Holdings Ltd *	50,627

944,000	China Energy Engineering Corp Ltd – Class H	133,650

550,000	China Everbright Bank Co Ltd – Class H	188,570

18,000	China Everbright Ltd	19,390

773,280	China Feihe Ltd	1,034,432

21,112	China Gas Holdings Ltd	38,088

Shares	Description	Value ($)

	China — continued

1,058,000	China Greenfresh Group Co Ltd * (d)	—

104,000	China High Speed Transmission Equipment Group Co Ltd *	86,104

1,972,500	China Hongqiao Group Ltd	1,909,418

22,799,000	China Huarong Asset Management Co Ltd – Class H * (d)	2,222,011

34,000	China International Marine Containers Group Co Ltd – Class A	90,835

1,010,920	China Lesso Group Holdings Ltd	1,468,084

321,000	China Lilang Ltd	171,902

1,627,645	China Medical System Holdings Ltd	2,665,746

35,435	China Merchants Bank Co Ltd – Class A	274,938

178,600	China Molybdenum Co Ltd – Class A	165,172

2,372,000	China National Building Material Co Ltd – Class H	2,548,284

112,640	China Oriental Group Co Ltd	29,771

564,440	China Overseas Grand Oceans Group Ltd	254,579

1,176,360	China Overseas Land & Investment Ltd	2,704,400

3,273	China Pacific Insurance Group Co Ltd – Class A	13,900

54,528	China Pacific Insurance Group Co Ltd – Class H	158,164

6,238	China Petroleum & Chemical Corp ADR	272,913

40,900	China Petroleum & Chemical Corp – Class A	25,835

12,310,000	China Petroleum & Chemical Corp – Class H	5,366,042

145,000	China Pioneer Pharma Holdings Ltd	22,253

61,148	China Railway Group Ltd – Class A	50,785

7,884,042	China Railway Group Ltd – Class H	3,748,190

95,617	China Railway Signal & Communication Corp Ltd – Class A	72,902

1,122,120	China Reinsurance Group Corp – Class H	104,955

40,240	China Resources Gas Group Ltd	208,351

147,440	China Resources Land Ltd	615,962

2,104,000	China Resources Pharmaceutical Group Ltd	914,959

240	China SCE Group Holdings Ltd	63

210,000	China Shineway Pharmaceutical Group Ltd	193,727

1,156,000	China South City Holdings Ltd	76,862

120,000	China State Construction International Holdings Ltd	121,331

2,474,000	China Traditional Chinese Medicine Holdings Co Ltd	1,190,819

2,900	China Yuchai International Ltd	34,365

1,776,400	China Zhongwang Holdings Ltd * (a) (e)	382,707

80,000	Chongqing Rural Commercial Bank Co Ltd – Class H	27,289

32,000	CIFI Ever Sunshine Services Group Ltd	53,839

4,155,000	CITIC Ltd	3,742,724

1,221,000	Country Garden Holdings Co Ltd (a)	1,076,089

3,436,000	CSPC Pharmaceutical Group Ltd	3,562,300

4,242,000	Dongfeng Motor Group Co Ltd – Class H	3,937,975

885,000	Dongyue Group Ltd	1,671,431

42,760	ENN Energy Holdings Ltd	800,602

659,827	Fangda Special Steel Technology Co Ltd – Class A	748,495

1,015,500	Fantasia Holdings Group Co Ltd	40,911

1,111,500	Fosun International Ltd	1,213,014

14,900	Fuyao Glass Industry Group Co Ltd – Class A	108,367

21,500	Gaotu Techedu Inc *	57,405

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

18,000	Geely Automobile Holdings Ltd	53,437

132,240	Guangdong Investment Ltd	175,977

252,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	614,436

1,198,400	Guangzhou R&F Properties Co Ltd – Class H (a)	648,619

31,200	Haier Smart Home Co Ltd – Class H	116,425

40	Haitian International Holdings Ltd	110

186,700	Hello Group Inc Sponsored ADR	2,160,119

148,380	Hisense Home Appliances Group Co Ltd – Class A	264,310

218,000	Hisense Home Appliances Group Co Ltd – Class H	209,765

4,172	Hollysys Automation Technologies Ltd *	64,499

349,910	Hopson Development Holdings Ltd (a)	846,681

7,600	HUYA Inc ADR *	65,436

2,225,080	Industrial & Commercial Bank of China Ltd – Class H	1,175,806

186,395	Inner Mongolia Eerduosi Resources Co Ltd – Class A	769,224

18,000	JW Cayman Therapeutics Co Ltd * (a)	29,106

422,000	Kaisa Group Holdings Ltd *	57,363

8,800	KE Holdings Inc ADR *	176,088

349,500	Kingboard Holdings Ltd	1,754,451

22,240	Kingboard Laminates Holdings Ltd	38,995

96,000	Kunlun Energy Co Ltd	90,287

82,880	KWG Group Holdings Ltd	61,460

12,344	Lao Feng Xiang Co Ltd – Class A	87,885

375,900	Legend Holdings Corp – Class H	593,195

4,194,000	Lenovo Group Ltd	4,294,694

173,281	Livzon Pharmaceutical Group Inc – Class H	566,782

35,320	Logan Group Co Ltd	34,079

17,740	Longfor Group Holdings Ltd	84,208

1,436,520	Lonking Holdings Ltd	370,620

26,032	Lufax Holding Ltd ADR *	166,084

5,870,000	Metallurgical Corp of China Ltd – Class H	1,482,033

128,000	MMG Ltd *	46,359

4,364	NetEase Inc	94,218

204	NetEase Inc ADR	21,977

1,168,000	Nexteer Automotive Group Ltd	1,510,033

613,000	Nine Dragons Paper Holdings Ltd	683,765

12,500	OneConnect Financial Technology Co Ltd *	32,000

29,760	PAX Global Technology Ltd	23,026

32,800	PetroChina Co Ltd ADR	1,424,832

3,780,000	PetroChina Co Ltd – Class H	1,636,772

2,657,600	PICC Property & Casualty Co Ltd – Class H	2,272,094

15,672	Ping An Insurance Group Co of China Ltd – Class A	118,519

551,000	Ping An Insurance Group Co of China Ltd – Class H	3,819,665

745,000	Poly Property Group Co Ltd	187,268

9,200	Poly Property Services Co Ltd – Class H	62,529

688,032	Postal Savings Bank of China Co Ltd – Class A	546,965

1,209,000	Powerlong Real Estate Holdings Ltd	728,269

121,000	Road King Infrastructure Ltd	112,898

202,000	Seazen Group Ltd *	144,865

156,000	Shanghai Jin Jiang Capital Co Ltd – Class H	57,670

Shares	Description	Value ($)

	China — continued

21,488	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	50,441

840,000	Shanghai Pharmaceuticals Holding Co Ltd – Class H	1,531,589

80,000	Shenzhen Investment Ltd	18,159

8,376	Shenzhou International Group Holdings Ltd	157,283

784,280	Shimao Group Holdings Ltd	903,869

3,188,000	Sihuan Pharmaceutical Holdings Group Ltd * (a)	621,582

991,020	Sinopec Engineering Group Co Ltd – Class H	482,435

2,012,800	Sinopharm Group Co Ltd – Class H	4,374,285

971,860	Sinotruk Hong Kong Ltd	1,438,200

3,334,000	Skyworth Group Ltd *	2,023,536

64,000	SSY Group Ltd	32,008

382,000	Sunac China Holdings Ltd	685,054

11,032	Sunny Optical Technology Group Co Ltd	332,293

1,504,000	TCL Electronics Holdings Ltd *	790,849

62,371	Tencent Holdings Ltd	3,637,418

11,200	Tencent Holdings Ltd ADR	654,640

4,400	Tencent Music Entertainment Group ADR *	31,636

610,000	Tianjin Port Development Holdings Ltd	48,000

1,388,960	Tianneng Power International Ltd (a)	1,531,703

10,300	Up Fintech Holding Ltd ADR *	62,212

63,400	Vipshop Holdings Ltd ADR *	619,418

79,000	Weichai Power Co Ltd – Class H	140,110

280,583	Weifu High-Technology Group Co Ltd – Class A	926,509

2,782,512	Yuzhou Group Holdings Co Ltd (a)	275,028

50,500	Zhaojin Mining Industry Co Ltd – Class H	52,715

12,372	Zhejiang Weixing New Building Materials Co Ltd – Class A	35,978

152,740	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	302,950

56,000	Zhenro Properties Group Ltd	31,598

414,240	Zhongsheng Group Holdings Ltd	3,392,967

43,500	Zhou Hei Ya International Holdings Co Ltd *	39,960

112,900	Zhuzhou CRRC Times Electric Co Ltd – Class H	741,072

258,500	Zijin Mining Group Co Ltd – Class A	414,787

90,800	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	59,617

	Total China	131,356,013

	Czech Republic — 0.1%

1,435	CEZ AS	46,815

789	Komercni Banka AS	30,133

114,764	Moneta Money Bank AS *	488,943

11,637	O2 Czech Republic AS *	135,560

456	Philip Morris CR AS	314,961

	Total Czech Republic	1,016,412

	Denmark — 0.6%

405	AP Moller – Maersk A/S – Class A	1,159,088

745	AP Moller – Maersk A/S – Class B	2,243,024

935	Carlsberg A/S – Class B	145,204

169,272	Danske Bank A/S	2,798,650

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

7,316	Matas A/S	134,908

21,453	Pandora A/S	2,669,234

22,964	Scandinavian Tobacco Group A/S	421,468

	Total Denmark	9,571,576

	Egypt — 0.0%

92,017	Commercial International Bank Egypt SAE *	299,522

414,351	Eastern Co SAE	294,383

40,669	Misr Fertilizers Production Co SAE	247,250

	Total Egypt	841,155

	Finland — 0.4%

2,416	Aktia Bank Oyj	33,216

29,113	Kesko Oyj – B Shares	914,067

53,345	Neste Oyj	2,523,054

482,110	Nokia Oyj *	2,702,059

19,107	Outokumpu Oyj *	111,403

6,956	Uponor Oyj	160,107

	Total Finland	6,443,906

	France — 2.0%

18,514	ALD SA	260,178

6,654	Amundi SA	553,570

17,129	APERAM SA	823,021

39,167	ArcelorMittal SA	1,063,300

700	Axway Software SA (b)	22,171

81,369	BNP Paribas SA	5,057,052

721	Boiron SA	29,525

680	Bonduelle SCA	15,190

274	Christian Dior SE	207,018

40,478	Cie de Saint-Gobain	2,567,506

3,341	Coface SA *	45,459

55,233	Derichebourg SA *	579,228

337	Groupe Crit (a)	23,180

389	HEXAOM (a)	16,770

1,284	Ipsen SA	125,311

14,558	IPSOS	658,702

1,514	Kaufman & Broad SA	56,857

3,801	Kering SA	2,927,112

4,847	LVMH Moet Hennessy Louis Vuitton SE	3,768,999

23,776	Metropole Television SA	458,478

8,986	Nexity SA (b)	385,698

60,021	Publicis Groupe SA	3,883,887

18,509	Quadient SA	401,771

1,204	Rothschild & Co	51,596

36,374	Safran SA	4,062,748

5,126	Sanofi	487,289

5,002	Schneider Electric SE	887,725

6,579	Societe BIC SA	339,182

88,861	Societe Generale SA	2,765,115

695	Synergie SE	27,626

Shares	Description	Value ($)

	France — continued

62,672	Television Francaise 1	605,538

172	TotalEnergies SE	7,914

1,402	Vicat SA	54,263

369	Vilmorin & Cie SA	22,657

	Total France	33,241,636

	Germany — 1.3%

10,395	ADVA Optical Networking SE *	149,612

137	Amadeus Fire AG	28,153

41,836	Bayer AG (Registered)	2,110,103

21,156	Bayerische Motoren Werke AG	2,027,875

24,247	Beiersdorf AG	2,411,657

7,334	CECONOMY AG *	29,103

478	Cewe Stiftung & Co KGaA	68,630

741	Covestro AG	41,793

65,370	Daimler AG (Registered)	6,122,098

6,544	Deutsche Pfandbriefbank AG	76,332

4,411	Deutsche Post AG (Registered)	260,520

957	Draegerwerk AG & Co KGaA (b)	56,121

36,804	Fresenius SE & Co KGaA (b)	1,392,999

4,219	Hamburger Hafen und Logistik AG	93,113

15,093	HeidelbergCement AG	1,004,159

424	Hornbach Holding AG & Co KGaA	53,187

78,520	Kloeckner & Co SE *	844,301

7,716	Merck KGaA	1,907,049

16,392	ProSiebenSat.1 Media SE	240,817

2,922	RTL Group SA	150,299

9,865	Salzgitter AG *	291,765

12,100	SAP SE (b)	1,550,630

3,436	Takkt AG	55,933

3,431	Traton SE	80,803

4,638	Volkswagen AG	1,292,322

	Total Germany	22,339,374

	Greece — 0.0%

12,055	FF Group * (d)	—

11,415	Hellenic Telecommunications Organization SA	197,208

7,985	JUMBO SA	111,783

	Total Greece	308,991

	Hong Kong — 0.8%

18,700	ASM Pacific Technology Ltd	195,710

26,400	Budweiser Brewing Co APAC Ltd	67,039

58,400	Champion (REIT) (b)	30,250

78,000	Chow Sang Sang Holdings International Ltd	110,435

582,000	CITIC Telecom International Holdings Ltd	195,417

4,000	CK Asset Holdings Ltd (b)	22,880

407,000	CK Hutchison Holdings Ltd	2,547,906

4,500	CLP Holdings Ltd	44,086

550,000	CSI Properties Ltd	15,241

100,500	Dah Sing Banking Group Ltd	86,902

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

58,000	Dah Sing Financial Holdings Ltd	172,257

1,222,000	First Pacific Co Ltd	438,834

260,495	Galaxy Entertainment Group Ltd *	1,416,162

212,000	Giordano International Ltd	40,169

186,500	HK Electric Investments & HK Electric Investments Ltd – Class SS	182,600

327,000	HKT Trust & HKT Ltd – Class SS	442,610

231,000	IGG Inc	218,365

102,000	Johnson Electric Holdings Ltd	222,213

51,000	JS Global Lifestyle Co Ltd	100,127

113,000	K Wah International Holdings Ltd (b)	43,627

85,500	Kerry Logistics Network Ltd	243,472

368,500	Kerry Properties Ltd (b)	958,225

24,800	Luk Fook Holdings International Ltd	72,502

376,000	Pacific Textiles Holdings Ltd	197,018

1,280,000	PCCW Ltd	646,524

135,500	Power Assets Holdings Ltd	816,344

268,000	Shun Tak Holdings Ltd *	71,336

60,500	SmarTone Telecommunications Holdings Ltd	32,218

118,000	Sun Hung Kai & Co Ltd	73,746

5,000	Sun Hung Kai Properties Ltd (b)	60,883

53,000	Swire Pacific Ltd – Class A (b)	292,620

180,000	Texwinca Holdings Ltd	38,636

312,000	VSTECS Holdings Ltd	280,458

109,500	VTech Holdings Ltd	903,890

1,987,640	WH Group Ltd	1,250,617

95,880	Xinyi Glass Holdings Ltd	233,881

208,000	Yue Yuen Industrial Holdings Ltd *	361,547

	Total Hong Kong	13,126,747

	Hungary — 0.1%

39,814	MOL Hungarian Oil & Gas Plc	299,210

19,970	OTP Bank Nyrt *	1,102,668

	Total Hungary	1,401,878

	India — 2.7%

5	Amara Raja Batteries Ltd	41

10,030	Ambuja Cements Ltd	49,959

185,921	Apollo Tyres Ltd	505,404

213,761	Arvind Ltd *	331,178

19,377	Asian Paints Ltd	811,140

5	Astral Ltd	146

1,505	AU Small Finance Bank Ltd *	21,914

62,541	Axis Bank Ltd *	541,533

1,400	Azure Power Global Ltd *	28,840

4,001	Bajaj Consumer Care Ltd	9,727

24,725	Balrampur Chini Mills Ltd	102,971

11,640	Bharat Electronics Ltd	31,487

11,116	Bharat Petroleum Corp Ltd	54,383

2,326	Clean Science & Technology Ltd *	66,407

88,965	Coal India Ltd	179,491

3	Colgate-Palmolive India Ltd	57

Shares	Description	Value ($)

	India — continued

3,412	Coromandel International Ltd	33,471

3,900	Cummins India Ltd	45,570

2	Cyient Ltd	27

5,713	Dhampur Sugar Mills Ltd	21,115

700	Dr Reddy’s Laboratories Ltd ADR	43,708

2,681	Emami Ltd	18,792

74,606	GAIL India Ltd	128,639

44,323	Glenmark Pharmaceuticals Ltd	308,524

1,326	Godrej Properties Ltd *	34,600

9	Gujarat Gas Ltd	80

2,854	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	16,113

6,909	Gujarat State Petronet Ltd	28,795

420,426	HCL Technologies Ltd	6,371,838

24,036	HDFC Bank Ltd	475,296

6,300	HDFC Bank Ltd ADR	412,461

5,676	Hindustan Aeronautics Ltd	95,864

55,375	Hindustan Petroleum Corp Ltd	217,357

17,479	Hindustan Unilever Ltd	539,442

11,763	Hindustan Zinc Ltd *	52,059

24,716	Housing Development Finance Corp Ltd	881,985

82,548	ICICI Bank Ltd	777,715

13,500	ICICI Bank Ltd Sponsored ADR	249,210

483,416	Indiabulls Housing Finance Ltd	1,462,215

61,099	Indiabulls Real Estate Ltd *	136,405

59,401	Indian Oil Corp Ltd	93,404

1,434	Indus Towers Ltd	5,380

13,107	Infosys Ltd	298,889

91,000	Infosys Ltd Sponsored ADR (b)	2,054,780

6,295	Ipca Laboratories Ltd	175,919

1,973,065	ITC Ltd	5,811,867

127,481	Jai Balaji Industries Ltd *	90,719

282,605	Karnataka Bank Ltd (The)	237,203

8	KEI Industries Ltd	117

1	KNR Constructions Ltd	4

2	L&T Technology Services Ltd	140

646	Larsen & Toubro Infotech Ltd	58,234

3,461	Mahanagar Gas Ltd	42,094

230,077	Mahindra & Mahindra Ltd	2,555,549

77	Manappuram Finance Ltd	167

13,868	Marico Ltd	99,658

13,609	Mindtree Ltd	773,987

1	Mphasis Ltd	38

44,248	National Aluminium Co Ltd	51,863

24,979	NBCC India Ltd	13,374

35,842	NCC Ltd	33,802

50,102	NHPC Ltd	20,765

478,359	NTPC Ltd	809,987

3,045	Oberoi Realty Ltd *	33,607

2,611,528	Oil & Natural Gas Corp Ltd	4,909,564

482	Oracle Financial Services Software Ltd	27,061

18,518	Petronet LNG Ltd	53,996

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued

1	PI Industries Ltd	38

3	Polycab India Ltd	92

1,525,617	Power Finance Corp Ltd	2,371,884

114,529	Power Grid Corp of India Ltd	314,480

6,569	Prestige Estates Projects Ltd	36,767

232,834	PTC India Ltd	342,601

56,068	Rajesh Exports Ltd	556,172

1,966,852	REC Ltd	3,549,083

8,580	Redington India Ltd	16,654

5,835	Reliance Industries Ltd	186,243

2,047	Sobha Ltd	23,200

57,554	Sun Pharmaceutical Industries Ltd	575,483

12,668	Sun TV Network Ltd	87,515

38,418	Tata Consultancy Services Ltd	1,808,532

177,156	Tata Motors Ltd – Class A *	605,346

37,922	Tata Steel Ltd	537,531

20,805	Titan Co Ltd	656,038

679	United Spirits Ltd *	7,983

11,076	UPL Ltd	100,662

7,963	Welspun Corp Ltd	17,358

115,381	Wipro Ltd	973,635

	Total India	46,105,424

	Indonesia — 0.4%

5,611,800	Bank Central Asia Tbk PT	2,851,513

1,524,900	Bank Mandiri Persero Tbk PT	744,425

365,647	Bank Negara Indonesia Persero Tbk PT	173,072

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	134,646

6,242,300	Bank Rakyat Indonesia Persero Tbk PT	1,778,662

16	Bank Tabungan Negara Persero Tbk PT *	2

1,833,500	Bukit Asam Tbk PT	333,302

160,300	Indo Tambangraya Megah Tbk PT	240,726

138,120	Pakuwon Jati Tbk PT *	4,737

963,900	Panin Financial Tbk PT *	11,982

611,584	Ramayana Lestari Sentosa Tbk PT *	31,557

1,527,900	Telkom Indonesia Persero Tbk PT	425,406

17,848	United Tractors Tbk PT	26,549

	Total Indonesia	6,756,579

	Ireland — 0.6%

126,103	AIB Group Plc *	276,304

298,671	Bank of Ireland Group Plc *	1,632,973

3,941	CRH Plc	191,590

16,440	CRH Plc Sponsored ADR	800,299

15,686	Glanbia Plc	202,772

144,213	Hibernia REIT Plc	213,148

3,640	Kingspan Group Plc	422,055

17,580	Origin Enterprises Plc	69,913

13,411	Permanent TSB Group Holdings Plc *	23,528

114,409	Ryanair Holdings Plc *	1,851,315

16,112	Ryanair Holdings Plc Sponsored ADR *	1,539,502

37,459	Smurfit Kappa Group Plc (c)	1,919,965

Shares	Description	Value ($)

	Ireland — continued

7,054	Smurfit Kappa Group Plc (c)	358,636

	Total Ireland	9,502,000

	Israel — 0.4%

125,993	Bank Leumi Le-Israel BM	1,212,382

19,000	Check Point Software Technologies Ltd *	2,114,890

530	Fox Wizel Ltd	90,705

29,050	Isracard Ltd	127,176

393	Israel Corp Ltd (The) *	149,510

424,975	Oil Refineries Ltd *	108,895

284,700	Teva Pharmaceutical Industries Ltd Sponsored ADR *	2,348,775

	Total Israel	6,152,333

	Italy — 1.1%

68,272	A2A SPA	133,203

12,314	ACEA SPA	250,374

15,804	Anima Holding SPA	74,389

4,490	Azimut Holding SPA	124,187

12,361	Banca IFIS SPA	205,995

99,492	Banco BPM SPA (a)	277,137

1,217	Buzzi Unicem SPA	25,453

1,175	Cementir Holding NV	10,852

55,960	Cofide SPA *	30,868

22,116	Credito Emiliano SPA	143,437

6,583	De’ Longhi SPA	220,702

3,364	El.En. SPA (b)	57,779

134,357	Enel SPA	1,018,072

5,724	Esprinet SPA	77,612

77,471	EXOR NV	6,791,960

7,669	Hera SPA	29,464

159,965	Italgas SPA	1,006,060

9,031	La Doria SPA	168,633

171,355	Leonardo SPA * (a)	1,159,145

41,761	Mediobanca Banca di Credito Finanziario SPA	461,950

97,203	Poste Italiane SPA (a)	1,222,404

2,567,778	Telecom Italia SPA (a)	1,334,181

5,195,194	Telecom Italia SPA – RSP	2,537,223

7,364	Unieuro SPA	168,798

210,029	Unipol Gruppo SPA	1,090,908

	Total Italy	18,620,786

	Japan — 12.7%

5,400	ADEKA Corp	113,979

20,700	Aeon Delight Co Ltd	647,628

195,600	Aeon Mall Co Ltd (b)	2,770,505

44,400	AGC Inc	2,162,146

6,100	Aichi Corp	41,940

12,400	Aisin Corp	455,031

75,300	Amano Corp	1,648,774

6,600	AOKI Holdings Inc	35,675

2,100	Arcland Sakamoto Co Ltd	30,635

56,900	Arcs Co Ltd	1,038,657

338,600	Asahi Kasei Corp	3,165,891

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

133,000	Astellas Pharma Inc	2,085,486

3,600	Bando Chemical Industries Ltd	26,901

76,200	Brother Industries Ltd	1,307,778

8,500	Calbee Inc	190,973

2,500	Canon Electronics Inc	32,782

38,500	Canon Inc	846,720

11,000	Canon Marketing Japan Inc	212,321

1,600	Cawachi Ltd	30,494

3,400	Central Glass Co Ltd	58,052

1,600	Chiyoda Integre Co Ltd	30,545

121,700	Chugoku Marine Paints Ltd	923,874

4,300	CONEXIO Corp	53,328

23,100	Dai Nippon Printing Co Ltd	542,160

5,400	Dai Nippon Toryo Co Ltd	37,618

1,500	Dai-Dan Co Ltd	27,095

1,800	Dai-ichi Life Holdings Inc	36,062

31,500	Daihen Corp	1,190,167

1,400	Daiichi Jitsugyo Co Ltd	60,444

47,500	Daiwa House Industry Co Ltd (b)	1,379,405

280,600	Daiwabo Holdings Co Ltd	4,452,432

94,300	Denka Co Ltd	2,759,716

800	Dowa Holdings Co Ltd	29,551

4,400	DTS Corp (b)	91,679

3,200	Ehime Bank Ltd (The)	20,305

1,300	Eizo Corp	45,097

31,000	Electric Power Development Co Ltd	392,780

181,800	EXEO Group Inc	3,850,879

99,200	Fuji Corp	2,165,187

2,400	FUJIFILM Holdings Corp	188,787

700	Fujimori Kogyo Co Ltd	22,104

12,800	Fujitsu Ltd (b)	2,115,632

2,600	Furuno Electric Co Ltd	26,174

6,000	G-7 Holdings Inc	87,383

9,300	Hanwa Co Ltd	251,179

221,200	Haseko Corp	2,627,232

293,700	Hazama Ando Corp	2,176,449

1,800	Heiwado Co Ltd	29,381

77,800	Hitachi Ltd	4,557,380

5,100	Hitachi Zosen Corp	37,655

34,500	Hogy Medical Co Ltd (b)	911,878

181,400	Honda Motor Co Ltd	4,967,596

11,700	Horiba Ltd	693,930

2,300	Hyakujushi Bank Ltd (The)	27,365

41,700	Iida Group Holdings Co Ltd	861,120

89,400	Inabata & Co Ltd	1,202,649

369,600	Inpex Corp	3,024,286

39,300	Isuzu Motors Ltd	526,723

187,900	ITOCHU Corp	5,373,584

3,700	Itochu Enex Co Ltd	30,988

600	Itochu-Shokuhin Co Ltd	26,006

23,300	Itoham Yonekyu Holdings Inc	131,703

Shares	Description	Value ($)

	Japan — continued

11,600	Itoki Corp	34,937

6,800	Jaccs Co Ltd	164,586

15,300	JAFCO Group Co Ltd	955,977

13,200	Japan Post Insurance Co Ltd	203,907

32,500	Japan Tobacco Inc	647,298

23,400	JFE Holdings Inc	266,709

2,300	Juroku Financial Group Inc	40,043

173,800	JVCKenwood Corp	252,482

310,800	K’s Holdings Corp	3,145,537

3,200	Kadokawa Corp	169,592

5,100	Kaga Electronics Co Ltd	131,286

111,300	Kajima Corp	1,224,058

3,500	Kamei Corp	30,571

34,500	Kanamoto Co Ltd	654,321

18,200	Kandenko Co Ltd	129,534

2,800	Kaneka Corp	91,047

122,500	Kanematsu Corp	1,324,690

1,700	Kato Sangyo Co Ltd	47,402

247,300	KDDI Corp	7,175,448

22,900	Kinden Corp	331,482

159,500	Kirin Holdings Co Ltd	2,541,262

1,697	Kohnan Shoji Co Ltd	49,655

13,300	Kokuyo Co Ltd	194,463

15,401	Komeri Co Ltd	332,039

202,774	Konica Minolta Inc	834,967

81,800	Konoike Transport Co Ltd	784,477

1,900	Kumagai Gumi Co Ltd	43,863

5,100	Kyokuto Kaihatsu Kogyo Co Ltd	62,882

98,800	Kyudenko Corp	2,915,101

4,200	Lintec Corp	92,274

94,900	Macromill Inc	767,642

116,200	Mandom Corp	1,458,065

48,800	Marubeni Corp	436,388

900	Maruha Nichiro Corp	17,997

117,800	Maruichi Steel Tube Ltd	2,511,701

2,100	Maruzen Showa Unyu Co Ltd	58,557

103,700	Maxell Ltd	1,195,457

21,700	MCJ Co Ltd	189,099

1,300	Melco Holdings Inc	44,605

1,000	Mitsubishi Corp	29,734

5,500	Mitsubishi Gas Chemical Co Inc	90,962

3,400	Mitsubishi Research Institute Inc (b)	111,062

1,400	Mitsubishi Shokuhin Co Ltd	33,229

1,215,600	Mitsubishi UFJ Financial Group Inc	6,420,047

3,100	Mitsuboshi Belting Ltd	52,727

22,100	Mitsui & Co Ltd	496,883

20,100	Mitsui Chemicals Inc	535,402

6,200	Mitsui DM Sugar Holdings Co Ltd	101,641

16,595	Mixi Inc	295,563

90,800	Morinaga & Co Ltd	2,823,606

116,400	MS&AD Insurance Group Holdings Inc	3,394,064

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

20,300	NEC Networks & System Integration Corp (b)	323,864

2,100	NGK Insulators Ltd	33,165

92,300	NH Foods Ltd	3,137,905

4,700	Nichias Corp	106,035

5,500	Nichiha Corp	134,948

6,100	Nichireki Co Ltd	70,088

2,400	Nikon Corp	24,845

9,700	Nippn Corp	133,932

16,700	Nippo Corp	590,093

2,000	Nippon Densetsu Kogyo Co Ltd	27,241

2,200	Nippon Soda Co Ltd	61,955

6,500	Nippon Steel Corp	95,834

1,000	Nippon Steel Trading Corp	40,497

43,200	Nippon Suisan Kaisha Ltd	217,697

209,600	Nippon Telegraph & Telephone Corp	5,767,326

42,900	Nippon Television Holdings Inc	432,762

1,500	Nissin Corp	20,119

3,600	Nissin Electric Co Ltd	44,887

6,300	Nojima Corp	123,429

18,600	Nomura Real Estate Holdings Inc (b)	403,295

409,300	Obayashi Corp	3,006,295

17,800	Okamura Corp	199,491

13,300	Organo Corp	798,521

407,200	ORIX Corp	8,023,228

54,500	Osaka Gas Co Ltd	875,493

1,700	Osaka Soda Co Ltd	38,189

115,500	Pacific Industrial Co Ltd	1,066,234

12,900	Panasonic Corp	140,643

250,000	Penta-Ocean Construction Co Ltd	1,428,982

4,300	Prima Meat Packers Ltd	89,724

5,700	Proto Corp	63,910

5,900	Raito Kogyo Co Ltd	105,144

30,500	Resona Holdings Inc	111,388

2,500	Restar Holdings Corp	40,709

900	Rion Co Ltd	16,937

18,000	Rohm Co Ltd	1,671,555

2,800	Roland DG Corp (a)	63,728

1,300	Ryobi Ltd	11,508

18,400	San-A Co Ltd	647,741

9,200	San-Ai Oil Co Ltd	95,761

10,800	Sanki Engineering Co Ltd	130,644

60,400	Sankyu Inc	2,392,200

8,300	Sanwa Holdings Corp	88,540

45,700	Sawai Group Holdings Co Ltd	1,692,327

40,000	Secom Co Ltd	2,707,687

207,000	Sega Sammy Holdings Inc (a)	3,360,511

19,800	Seiko Epson Corp	319,245

3,500	Seiko Holdings Corp	67,652

5,300	Sekisui Chemical Co Ltd	86,096

160,100	Sekisui House Ltd	3,111,512

2,900	Sekisui Jushi Corp	51,444

Shares	Description	Value ($)

	Japan — continued

10,300	Shimamura Co Ltd	879,932

233,400	Shimizu Corp	1,470,434

10,600	Shizuoka Gas Co Ltd	90,360

800	Sinanen Holdings Co Ltd	24,135

3,600	Sinko Industries Ltd	58,178

249,100	SKY Perfect JSAT Holdings Inc	888,556

86,460	Sojitz Corp	1,217,314

95,700	Stanley Electric Co Ltd	2,486,411

46,700	Subaru Corp	879,553

842,300	Sumitomo Chemical Co Ltd	3,863,670

20,500	Sumitomo Corp	279,113

200,500	Sumitomo Dainippon Pharma Co Ltd (a)	2,443,588

1,000	Sumitomo Electric Industries Ltd	13,089

168,600	Sumitomo Forestry Co Ltd	3,378,757

3,400	Sumitomo Heavy Industries Ltd	75,035

87,500	Sumitomo Mitsui Trust Holdings Inc	2,733,104

4,600	Sumitomo Rubber Industries Ltd	46,103

1,500	Sumitomo Seika Chemicals Co Ltd	39,879

6,600	Suzuki Motor Corp	266,426

31,700	T Hasegawa Co Ltd	785,680

4,000	T-Gaia Corp	56,868

80,200	Tachi-S Co Ltd	807,547

54,800	Taisei Corp	1,595,287

116,900	Takara Holdings Inc	1,252,437

32,900	Takara Leben Co Ltd	77,175

2,500	Takeuchi Manufacturing Co Ltd	59,303

133,000	Takuma Co Ltd	1,600,348

3,000	Tamron Co Ltd	66,429

247,600	Teijin Ltd	2,828,017

68,800	TIS Inc (b)	2,120,740

71,400	Toho Holdings Co Ltd (b)	1,063,544

853,500	Tokyo Electric Power Co Holdings Inc *	2,277,342

25,400	Tokyo Gas Co Ltd	434,537

82,300	Tokyo Seimitsu Co Ltd	3,453,849

35,800	Tokyu Construction Co Ltd	202,949

6,700	Tokyu Fudosan Holdings Corp (b)	34,524

224,300	Toppan Inc	3,399,942

81,400	Toray Industries Inc	470,654

110,300	Tosei Corp (a)	935,481

211,384	Tosoh Corp	3,022,005

8,300	Towa Pharmaceutical Co Ltd	192,067

35,400	Toyo Construction Co Ltd	162,814

28,100	Toyota Boshoku Corp	552,873

36,700	Toyota Industries Corp	3,010,208

13,900	Toyota Tsusho Corp	601,928

2,200	TPR Co Ltd	26,471

3,500	TS Tech Co Ltd	41,027

100	Tsubakimoto Chain Co	2,517

70,000	Tsumura & Co	1,993,690

11,900	Ulvac Inc	679,048

5,300	Wacoal Holdings Corp	94,012

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

400	World Holdings Co Ltd	8,904

13,400	YAMABIKO Corp	147,244

34,900	Yamada Holdings Co Ltd	121,953

8,700	Yamaha Motor Co Ltd	218,792

5,300	Yamazen Corp	45,350

4,900	Yellow Hat Ltd	66,969

42,100	Yokogawa Bridge Holdings Corp	785,546

20,800	Yokohama Rubber Co Ltd (The)	323,004

5,500	Yuasa Trading Co Ltd	135,426

71,700	Zenkoku Hosho Co Ltd (a)	3,128,851

	Total Japan	215,134,142

	Kuwait — 0.1%

18,005	Humansoft Holding Co KSC	190,820

760,795	Kuwait Finance House KSCP	1,990,821

8,771	Mobile Telecommunications Co KSCP	16,508

4,125	National Bank of Kuwait SAKP	13,451

	Total Kuwait	2,211,600

	Luxembourg — 0.0%

14,600	Ternium SA Sponsored ADR	557,574

	Malaysia — 0.0%

216,400	DRB-Hicom Bhd	79,115

116,300	Kossan Rubber Industries Bhd	59,372

283,900	Supermax Corp Bhd	126,732

77,800	Syarikat Takaful Malaysia Keluarga Bhd	67,213

485,300	Top Glove Corp Bhd	337,586

98,700	Westports Holdings Bhd	94,795

	Total Malaysia	764,813

	Mexico — 1.2%

20,236	America Movil SAB de CV – Class L Sponsored ADR	352,511

258,500	America Movil SAB de CV – Series L	226,282

50,612	Arca Continental SAB de CV	308,617

181,300	Banco del Bajio SA	305,993

311,700	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	383,183

6,076	Coca-Cola Femsa SAB de CV Sponsored ADR	298,453

495,200	Credito Real SAB de CV SOFOM ER *	172,053

69,492	El Puerto de Liverpool SAB de CV – Class C1	265,329

19,996	Fibra Uno Administracion SA de CV (REIT)	18,418

435,644	Fomento Economico Mexicano SAB de CV	3,090,599

16,900	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,195,506

370,508	Gentera SAB de CV *	189,034

3,039	Grupo Aeroportuario del Centro Norte SAB de CV *	17,236

239,500	Grupo Bimbo SAB de CV – Series A	631,518

907,300	Grupo Financiero Banorte SAB de CV – Class O	5,405,083

25,856	Grupo Financiero Inbursa SAB de CV – Class O *	24,816

1,245,285	Grupo Mexico SAB de CV – Series B	5,186,727

90,500	Industrias Bachoco SAB de CV – Series B	301,730

Shares	Description	Value ($)

	Mexico — continued

42,556	Kimberly-Clark de Mexico SAB de CV – Class A	67,002

199,000	Nemak SAB de CV *	54,013

81,900	Qualitas Controladora SAB de CV	356,399

27,100	Regional SAB de CV	127,838

8,151	Unifin Financiera SAB de CV SOFOM ENR *	12,753

716,900	Wal-Mart de Mexico SAB de CV	2,253,425

	Total Mexico	21,244,518

	Netherlands — 1.4%

87,247	ABN AMRO Bank NV CVA (a)	1,245,273

30,880	Aegon NV	136,299

38,700	AerCap Holdings NV *	2,168,748

7,308	ASR Nederland NV	312,090

11,846	ForFarmers NV	46,520

163,086	ING Groep NV	2,252,780

48,144	JDE Peet’s NV (a)	1,312,145

107,220	Koninklijke Ahold Delhaize NV	3,607,927

15,498	Koninklijke KPN NV	45,652

59,332	NN Group NV	2,948,175

176,188	PostNL NV	752,543

66,058	Randstad NV	4,168,319

67,443	Signify NV	3,078,960

84,719	Stellantis NV	1,450,750

2,232	Van Lanschot Kempen NV	52,835

1,112	Wolters Kluwer NV	125,056

	Total Netherlands	23,704,072

	New Zealand — 0.1%

271,152	Meridian Energy Ltd	871,996

	Norway — 0.5%

24,378	Austevoll Seafood ASA	265,569

30,967	BW LPG Ltd	156,209

28,500	Equinor ASA	713,097

69,468	Europris ASA	479,653

11,430	Kongsberg Gruppen ASA	335,566

585,151	Norsk Hydro ASA	3,789,488

161,686	Orkla ASA	1,477,938

14,029	Sbanken ASA	146,171

11,817	Selvaag Bolig ASA (b)	60,625

14,076	SpareBank 1 Nord Norge	159,829

19,287	SpareBank 1 SMN	293,827

42,608	SpareBank 1 SR-Bank ASA	588,776

	Total Norway	8,466,748

	Peru — 0.0%

3,784	Credicorp Ltd	446,512

3,636	Southern Copper Corp	212,706

	Total Peru	659,218

	Philippines — 0.0%

10,800	GT Capital Holdings Inc	121,850

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued

4,691	Manila Electric Co	26,772

758,080	Megaworld Corp	47,186

686,400	Metro Pacific Investments Corp	55,129

76,600	Puregold Price Club Inc	62,424

80,750	Semirara Mining & Power Corp	36,619

	Total Philippines	349,980

	Poland — 0.3%

14,716	Asseco Poland SA	314,973

61,484	Bank Polska Kasa Opieki SA	1,775,482

3,461	Budimex SA	183,130

92,076	Polski Koncern Naftowy ORLEN SA	1,607,728

624,529	Polskie Gornictwo Naftowe i Gazownictwo SA	842,207

83,628	Powszechna Kasa Oszczednosci Bank Polski SA *	883,824

17,142	Powszechny Zaklad Ubezpieczen SA	149,482

2,205	Santander Bank Polska SA	195,836

	Total Poland	5,952,662

	Portugal — 0.3%

42,777	Altri SGPS SA	237,614

4,133,274	Banco Comercial Portugues SA – Class R * (a)	672,719

58,611	CTT – Correios de Portugal SA	276,474

107,433	EDP – Energias de Portugal SA	588,727

206,071	Galp Energia SGPS SA	1,933,861

2,023	Jeronimo Martins SGPS SA	44,141

45,036	Navigator Co SA (The)	159,025

85,939	NOS SGPS SA	328,017

1,210	REN – Redes Energeticas Nacionais SGPS SA	3,383

626,748	Sonae SGPS SA	671,650

	Total Portugal	4,915,611

	Qatar — 0.1%

6,714	Qatar Electricity & Water Co QSC	30,391

7,568	Qatar Gas Transport Co Ltd	6,851

168,700	Qatar National Bank QPSC	896,802

35,073	Qatar National Cement Co QSC	49,296

	Total Qatar	983,340

	Russia — 3.1%

2,604,930	Alrosa PJSC	4,528,431

10,290	Detsky Mir PJSC	19,226

174,730,000	Federal Grid Co Unified Energy System PJSC	394,366

68,395	Fix Price Group Ltd GDR (d)	524,590

67,700	Gazprom Neft PJSC	454,097

3,296	Gazprom Neft PJSC Sponsored ADR	110,296

495,510	Gazprom PJSC	2,223,481

566,068	Gazprom PJSC Sponsored ADR	5,021,530

7,736	Globaltrans Investment Plc Sponsored GDR (Registered)	54,634

7,538,900	Inter RAO UES PJSC	435,145

19,776	LSR Group PJSC	199,262

Shares	Description	Value ($)

	Russia — continued

1	LSR Group PJSC GDR (Registered) (d)	2

26,106	LUKOIL PJSC	2,300,065

49,340	LUKOIL PJSC Sponsored ADR	4,279,331

1,223	M.Video PJSC	9,106

21,108	Magnit PJSC Sponsored GDR (Registered)	325,410

1,087,180	Magnitogorsk Iron & Steel Works PJSC	873,095

30,345	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	314,456

12,700	Mechel PJSC Sponsored ADR *	36,449

41,967	MMC Norilsk Nickel PJSC ADR	1,201,571

57,930	Mobile TeleSystems PJSC	228,389

20,400	Mobile TeleSystems PJSC Sponsored ADR	163,404

523,360	Moscow Exchange MICEX-RTS PJSC	1,069,817

3,294,000	Mosenergo PJSC	94,652

700	Novatek PJSC Sponsored GDR (Registered)	152,705

117,310	Novolipetsk Steel PJSC	341,647

100,884	Novolipetsk Steel PJSC GDR	2,908,611

16,469	PhosAgro PJSC GDR (Registered)	363,211

115,053	Polymetal International Plc	2,098,972

812	Polyus PJSC	158,279

17,696	Polyus PJSC GDR (Registered)	1,691,502

1,352	QIWI Plc Sponsored ADR (c)	11,526

50,100	QIWI Plc Sponsored ADR (c)	428,856

1,879,040	ROSSETI PJSC	32,108

30,366,000	RusHydro PJSC	300,538

9,562	RusHydro PJSC ADR	8,886

13,580	Safmar Financial Investment *	93,677

1,287,420	Sberbank of Russia PJSC	5,493,395

346,801	Sberbank of Russia PJSC Sponsored ADR	5,844,137

80,930	Severstal PAO GDR (Registered)	1,693,512

425	Severstal PJSC	9,012

2,709,800	Surgutneftegas PJSC	1,343,222

335,920	Surgutneftegas PJSC Sponsored ADR	1,630,849

40,467	Tatneft PJSC Sponsored ADR	1,530,761

1,443	TCS Group Holding Plc GDR (Registered) (c)	140,843

3,349	TCS Group Holding Plc GDR (Registered) (c)	319,414

1,383,000	Unipro PJSC	50,928

50,950	United Co Rusal International PJSC *	47,283

16,606	X5 Retail Group NV GDR (Registered)	459,227

	Total Russia	52,013,906

	Saudi Arabia — 0.0%

8,792	Al Rajhi Bank	308,916

	Singapore — 0.6%

33,900	AIMS APAC REIT	34,771

67,200	Ascendas India Trust	68,333

83,900	Ascendas Real Estate Investment Trust (REIT)	179,304

204,100	Asian Pay Television Trust	20,476

243,100	CapitaLand Integrated Commercial Trust (REIT)	374,727

93,594	Capitaland Investment Ltd *	230,461

228,800	ComfortDelGro Corp Ltd	229,382

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

93,135	DBS Group Holdings Ltd	2,028,723

187,200	First Real Estate Investment Trust	39,833

1,318,100	Golden Agri-Resources Ltd	251,128

391,840	Japfa Ltd (a)	171,842

51,516	Jardine Cycle & Carriage Ltd	797,439

103,900	Keppel Corp Ltd	387,266

78,000	Lendlease Global Commercial (REIT)	50,239

136,600	Sasseur Real Estate Investment Trust	88,985

120,700	Sembcorp Industries Ltd	165,840

27,500	Sheng Siong Group Ltd	29,400

329,700	Silverlake Axis Ltd.	68,719

700	Singapore Exchange Ltd	4,570

142,200	StarHub Ltd	137,239

323,200	Wilmar International Ltd	969,338

3,609,899	Yangzijiang Shipbuilding Holdings Ltd	3,426,903

338,000	Yanlord Land Group Ltd	269,311

	Total Singapore	10,024,229

	South Africa — 1.0%

660,280	Absa Group Ltd	5,543,989

32,985	Aspen Pharmacare Holdings Ltd	493,395

19,085	Astral Foods Ltd	204,575

67,463	Barloworld Ltd	640,647

123,493	Bidvest Group Ltd (The)	1,396,958

77,272	Blue Label Telecoms Ltd *	23,361

18,037	FirstRand Ltd	63,077

57,029	Imperial Logistics Ltd	224,774

48,127	Investec Ltd	243,709

73,308	Kumba Iron Ore Ltd	2,075,417

18,305	Lewis Group Ltd	55,291

31,586	Metair Investments Ltd	53,095

107,452	Motus Holdings Ltd	720,249

171,506	MTN Group Ltd *	1,730,013

5,887	Naspers Ltd – N Shares	901,690

74,418	Old Mutual Ltd	56,777

182,255	Pepkor Holdings Ltd *	250,700

30,943	Raubex Group Ltd	69,575

53,338	Reunert Ltd	162,632

492,133	RMB Holdings Ltd	45,566

358,152	Telkom SA SOC Ltd *	1,178,096

142,525	Truworths International Ltd	445,934

90,743	Tsogo Sun Gaming Ltd *	54,198

15,741	Wilson Bayly Holmes-Ovcon Ltd	105,316

	Total South Africa	16,739,034

	South Korea — 3.7%

224,921	BNK Financial Group Inc	1,513,193

223	CJ CheilJedang Corp	66,463

907	Coway Co Ltd	51,750

56,216	Daewoo Engineering & Construction Co Ltd *	254,510

8,307	Daewoo Shipbuilding & Marine Engineering Co Ltd *	161,539

2,167	Daihan Pharmaceutical Co Ltd	47,788

Shares	Description	Value ($)

	South Korea — continued

5,533	Daou Data Corp	60,238

4,371	DB Insurance Co Ltd	198,101

127,445	DGB Financial Group Inc	959,308

562	DL E&C Co Ltd *	52,267

396	Dongkuk Steel Mill Co Ltd	4,712

54	Dongwha Enterprise Co Ltd *	5,044

34,093	Dongwon Development Co Ltd	137,918

609	Doosan Bobcat Inc *	18,539

9,817	Fila Holdings Corp	289,080

16,913	GS Engineering & Construction Corp	522,066

1,141	GS Retail Co Ltd	27,077

168	HAESUNG DS Co Ltd	6,399

142,866	Hana Financial Group Inc	4,748,474

581	Hana Materials Inc	29,268

47,869	Hankook Tire & Technology Co Ltd	1,552,058

1,023	Hanmi Semiconductor Co Ltd	27,955

2,208	Hanwha Aerospace Co Ltd	75,570

28,888	Hanwha Investment & Securities Co Ltd *	126,032

144,210	Hanwha Life Insurance Co Ltd	336,250

24,217	HDC Hyundai Development Co-Engineering & Construction	423,333

235	Hyosung TNC Corp	99,215

541	Hyundai Autoever Corp	50,856

21,517	Hyundai Engineering & Construction Co Ltd	799,428

5,571	Hyundai Home Shopping Network Corp	287,025

2,013	Hyundai Mobis Co Ltd	373,604

2,160	Hyundai Motor Co GDR (Registered)	84,026

47,715	JB Financial Group Co Ltd	322,228

47,864	KB Financial Group Inc	2,127,215

7,326	KC Co Ltd	126,207

272	KCC Corp	62,893

320	KCC Glass Corp	14,219

55,933	Kia Corp	3,660,777

675	KIWOOM Securities Co Ltd	55,301

944	Kolon Industries Inc	56,096

1,717	Korea Petrochemical Ind Co Ltd	246,356

342	Korea Zinc Co Ltd	142,444

15,042	KT Skylife Co Ltd	109,147

124,790	KT&G Corp	8,601,537

3,621	Kumho Petrochemical Co Ltd	469,892

15,241	LF Corp	214,535

671	LG Chem Ltd	393,066

732	LG Corp	48,441

57,985	LG Electronics Inc	5,643,825

526	LG Household & Health Care Ltd	466,479

4,129	LG Uplus Corp	46,990

3,365	Lotte Chemical Corp	570,105

161	LOTTE Fine Chemical Co Ltd	10,571

1,458	LOTTE Himart Co Ltd	28,477

818	LX Semicon Co Ltd	73,616

21,590	Mirae Asset Life Insurance Co Ltd	71,551

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

2,332	Myoung Shin Industrial Co Ltd *	52,015

19,386	NAVER Corp	6,189,018

5,288	POSCO	1,161,008

3,242	Posco International Corp	51,010

652	PSK Inc	24,093

844	S&S Tech Corp	22,365

13,344	Samjin Pharmaceutical Co Ltd	274,542

1,859	Samsung C&T Corp	164,897

141,651	Samsung Electronics Co Ltd	8,502,773

17,463	Samsung Engineering Co Ltd *	304,922

634	Samsung Fire & Marine Insurance Co Ltd	107,867

1,276	Samsung Life Insurance Co Ltd	63,964

907	Samsung SDS Co Ltd	108,993

390	Sang-A Frontec Co Ltd	18,586

326	Sebang Global Battery Co Ltd	20,455

129,398	Shinhan Financial Group Co Ltd	3,763,065

922	Shinsegae Inc	168,815

5,296	SK Hynix Inc	506,303

2,416	SK Square Co Ltd *	138,301

3,563	SK Telecom Co Ltd	163,146

52,294	SK Telecom Co Ltd Sponsored ADR	2,405,520

795	SKC Co Ltd	131,666

8,339	SL Corp	217,616

1,350	SM Entertainment Co Ltd *	76,391

106,774	Woori Financial Group Inc	1,130,129

15,022	Yuhan Corp	731,343

	Total South Korea	63,449,857

	Spain — 1.3%

189,274	Acerinox SA	2,115,071

41,638	ACS Actividades de Construccion y Servicios SA (a)	997,896

48,634	Amadeus IT Group SA * (b)	3,113,822

41,700	Atresmedia Corp de Medios de Comunicacion SA *	166,663

805,815	Banco Bilbao Vizcaya Argentaria SA	4,272,126

1,942,486	Banco de Sabadell SA *	1,311,662

1,527,467	Banco Santander SA	4,749,279

209,254	Bankinter SA	1,029,327

23,037	Cia de Distribucion Integral Logista Holdings SA	427,843

17,094	Faes Farma SA	64,284

789	Gestamp Automocion SA *	3,458

897	Grupo Catalana Occidente SA	28,482

87,060	Industria de Diseno Textil SA	2,752,028

102,122	Mediaset Espana Comunicacion SA *	493,651

2,074	Red Electrica Corp SA	44,085

475,330	Unicaja Banco SA	416,576

	Total Spain	21,986,253

	Sweden — 0.2%

1,725	Bufab AB	81,776

100,176	Investor AB – B Shares	2,327,743

27,367	Inwido AB	494,010

1,701	KNOW IT AB (b)	69,770

Shares	Description	Value ($)

	Sweden — continued

876	New Wave Group AB – B Shares *	16,412

15,913	Skanska AB – B Shares	366,144

1,490	SSAB AB – A Shares *	7,335

18,238	Svenska Cellulosa AB SCA – Class B	296,650

	Total Sweden	3,659,840

	Switzerland — 0.5%

42,092	Adecco Group AG (Registered)	1,950,684

500	ALSO Holding AG (Registered) *	151,283

1,804	BKW AG	245,365

1,788	Bobst Group SA (Registered) *	156,592

1,058	Huber + Suhner AG (Registered)	94,401

433	Kardex Holding AG (Registered)	130,355

2,370	Logitech International SA (Registered)	189,016

2,853	Mobilezone Holding AG (Registered)	39,849

15,456	Novartis AG (Registered)	1,231,932

2,100	Novartis AG Sponsored ADR	167,370

8,508	Roche Holding AG – Genusschein	3,321,610

23	Schindler Holding AG (Registered)	5,708

2,124	Zehnder Group AG – Class RG	207,355

	Total Switzerland	7,891,520

	Taiwan — 5.6%

5,960	Accton Technology Corp	61,906

123,000	Acer Inc	122,248

5,207	Acter Group Corp Ltd	36,500

489,000	AmTRAN Technology Co Ltd	321,082

23,000	Arcadyan Technology Corp	90,955

707,035	Asustek Computer Inc	8,938,992

19,000	Aten International Co Ltd	54,954

8,400	Aurora Corp	27,235

898,000	Catcher Technology Co Ltd	4,987,197

1,311,399	Cathay Financial Holding Co Ltd	2,817,388

150,651	Chailease Holding Co Ltd	1,332,810

67,000	Chicony Electronics Co Ltd	191,085

210,360	China Development Financial Holding Corp	123,503

106,413	China Life Insurance Co Ltd	117,118

676,000	Chipbond Technology Corp	1,628,186

9,280	Chong Hong Construction Co Ltd	24,683

180,000	Chunghwa Telecom Co Ltd	724,150

913,000	Compal Electronics Inc	758,107

415,440	Coretronic Corp	1,181,780

1,562,960	CTBC Financial Holding Co Ltd	1,368,252

275,000	Delta Electronics Inc	2,528,052

91,000	Elan Microelectronics Corp	527,968

90,000	Elite Material Co Ltd	905,509

91,000	Farglory Land Development Co Ltd	210,879

315,000	FLEXium Interconnect Inc *	1,161,916

225,000	Formosa Plastics Corp	825,237

220,000	Foxconn Technology Co Ltd	513,950

1,699,175	Fubon Financial Holding Co Ltd	4,453,698

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

6,080	Fusheng Precision Co Ltd	44,093

11,560	Getac Holdings Corp	22,335

79,000	Gigabyte Technology Co Ltd	385,966

414,000	Grand Pacific Petrochemical	424,257

22,000	Holiday Entertainment Co Ltd	47,951

7,000	Holtek Semiconductor Inc	26,451

3,631,318	Hon Hai Precision Industry Co Ltd	13,455,513

78,000	Huaku Development Co Ltd	257,205

86,820	IEI Integration Corp	136,322

32,721	Innodisk Corp	238,627

30,000	International Games System Co Ltd	840,274

210,000	King’s Town Bank Co Ltd	303,281

30,000	Kung Long Batteries Industrial Co Ltd	148,135

8,000	Largan Precision Co Ltd	570,131

534,000	Lite-On Technology Corp	1,154,523

2,807	Makalot Industrial Co Ltd	23,425

119,000	MediaTek Inc	4,313,824

79,120	Mega Financial Holding Co Ltd	97,227

5,408	Merry Electronics Co Ltd	17,761

196,000	Micro-Star International Co Ltd	1,146,914

247,000	Nan Ya Plastics Corp	731,801

128,000	Nantex Industry Co Ltd	388,746

26,000	Nichidenbo Corp	49,595

4,800	Nien Made Enterprise Co Ltd	65,388

75,000	Novatek Microelectronics Corp	1,248,853

68,000	Pegatron Corp	162,507

112,000	Phison Electronics Corp	1,662,384

1,651,000	Pou Chen Corp	1,897,072

48,000	Powertech Technology Inc	171,080

237,000	Qisda Corp	250,074

198,000	Quanta Computer Inc	610,021

604,000	Radiant Opto-Electronics Corp	2,082,404

613,400	Ruentex Development Co Ltd	1,410,720

262,400	Ruentex Industries Ltd	936,679

31,760	Shin Zu Shing Co Ltd	107,308

81,000	Shinkong Insurance Co Ltd	136,675

39,900	Simplo Technology Co Ltd	469,886

22,945	Sinmag Equipment Corp	86,615

39,000	Sitronix Technology Corp	393,148

29,750	Syncmold Enterprise Corp	73,152

686,000	Taiwan Cement Corp	1,132,440

67,000	Taiwan Sakura Corp	162,733

656,000	Taiwan Semiconductor Manufacturing Co Ltd	13,952,252

20,385	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2,388,103

6,760	TCI Co Ltd	50,324

132,000	Teco Electric and Machinery Co Ltd	146,043

23,000	Test Research Inc	47,590

155,681	TOPBI International Holdings Ltd	60,766

40,000	Transcend Information Inc	99,380

98,000	Tripod Technology Corp	438,868

Shares	Description	Value ($)

	Taiwan — continued

431,720	Uni-President Enterprises Corp	1,012,336

69,624	United Integrated Services Co Ltd	445,201

156,000	Universal Inc	245,622

24,000	USI Corp	26,864

47,000	Vanguard International Semiconductor Corp	261,848

10,000	Via Technologies Inc	31,676

7,000	Visual Photonics Epitaxy Co Ltd	38,253

28,000	Walsin Technology Corp *	174,720

2,519,000	Yuanta Financial Holding Co Ltd	2,140,246

6,000	Yulon Nissan Motor Co Ltd	53,209

33,000	Zeng Hsing Industrial Co Ltd	171,306

	Total Taiwan	95,703,443

	Thailand — 0.5%

1,649,024	AP Thailand Pcl NVDR	425,336

55,700	Bangkok Bank Pcl NVDR	185,978

558,000	Charoen Pokphand Foods Pcl NVDR	393,348

32,300	CP ALL Pcl (Foreign Registered)	55,955

34,600	CP ALL Pcl NVDR	59,939

14,200	Delta Electronics Thailand Pcl NVDR	188,555

17,200	Kasikornbank Pcl (Foreign Registered)	66,978

483,100	Kasikornbank Pcl NVDR	1,881,236

53,632	Pruksa Holding Pcl NVDR	20,663

37,400	PTT Exploration & Production Pcl NVDR	125,235

433,200	PTT Global Chemical Pcl NVDR	720,365

1,407,200	PTT Pcl NVDR	1,475,309

141,904	Siam Cement Pcl NVDR (The)	1,564,318

118,948	Siam Commercial Bank Pcl NVDR (The)	429,414

141,300	Somboon Advance Technology Pcl NVDR	86,506

106,500	Sri Trang Gloves Thailand Pcl NVDR	94,780

23,760	Supalai Pcl (Foreign Registered)	14,695

97,624	Supalai Pcl NVDR	60,378

80,000	Thai Vegetable Oil Pcl NVDR	71,187

	Total Thailand	7,920,175

	Turkey — 0.5%

648,237	Akbank TAS	315,195

165,347	Aksa Akrilik Kimya Sanayii AS	327,910

563,119	Arcelik AS	1,800,751

1,654,562	Dogan Sirketler Grubu Holding AS	376,516

63,018	Dogus Otomotiv Servis ve Ticaret AS	213,008

293,443	Enerjisa Enerji AS	284,417

308,968	Eregli Demir ve Celik Fabrikalari TAS	507,585

120,302	Ford Otomotiv Sanayi AS	2,099,204

16,631	Koza Altin Isletmeleri AS *	154,404

167,476	Tofas Turk Otomobil Fabrikasi AS	1,042,404

19,408	Turkcell Iletisim Hizmetleri AS	27,149

2,505,709	Turkiye Garanti Bankasi AS	2,138,265

51,559	Vestel Elektronik Sanayi ve Ticaret AS	103,621

265,731	Yapi ve Kredi Bankasi AS	60,816

	Total Turkey	9,451,245

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — 0.0%

20,644	Dubai Islamic Bank PJSC	28,944

95,220	First Abu Dhabi Bank PJSC	495,946

	Total United Arab Emirates	524,890

	United Kingdom — 4.1%

115,882	3i Group Plc	2,126,196

134,901	Airtel Africa Plc	222,349

7,287	Anglo American Plc	268,233

163,423	Aviva Plc	834,056

5,111	Bank of Georgia Group Plc	105,644

15,600	Barclays Plc Sponsored ADR	154,440

365,612	Barratt Developments Plc	3,385,878

31,230	Bellway Plc	1,303,559

85,518	Berkeley Group Holdings Plc	4,868,163

27,000	BP Plc Sponsored ADR	700,920

47,345	British American Tobacco Plc	1,584,505

43,900	British American Tobacco Plc Sponsored ADR	1,477,235

2,498,280	BT Group Plc *	5,259,114

11,654	CMC Markets Plc	35,965

128,650	Coca-Cola HBC AG *	3,961,824

221,802	Compass Group Plc * (b)	4,326,882

4,692	Computacenter Plc (b)	176,112

35,332	Crest Nicholson Holdings Plc	149,680

892	DCC Plc	65,701

4,137	EMIS Group Plc (b)	71,685

16,835	Evraz Plc	128,339

274,519	Ferrexpo Plc	1,055,167

11,710	Galliford Try Holdings Plc	26,053

2,600	GlaxoSmithKline Plc Sponsored ADR	106,912

11,933	Grafton Group Plc	185,524

72,648	Halfords Group Plc	295,369

33,199	IG Group Holdings Plc	341,673

11,134	IMI Plc	251,635

11,905	Imperial Brands Plc	243,299

127,082	Indivior Plc *	386,881

31,302	International Personal Finance Plc	50,998

48,853	Investec Plc	245,478

550,930	ITV Plc *	809,487

30,454	J Sainsbury Plc	111,883

145,230	JD Sports Fashion Plc	429,492

9,408	Johnson Matthey Plc	261,373

4,789	Keller Group Plc	57,397

1,113,001	Kingfisher Plc	4,677,081

481,227	Legal & General Group Plc	1,797,815

1,606,797	M&G Plc	3,987,981

296,204	Micro Focus International Plc (b)	1,372,135

16,499	Morgan Advanced Materials Plc	78,637

14,875	Morgan Sindall Group Plc	469,626

39,241	National Grid Plc	520,691

6,858	Next Plc	716,489

Shares	Description	Value ($)
	United Kingdom — continued

3,429	Numis Corp Plc	14,969

51,383	OSB Group Plc	342,782

64,416	Paragon Banking Group Plc	443,346

128,551	Persimmon Plc	4,671,634

47,803	Pets at Home Group Plc	295,840

72,810	Plus500 Ltd	1,229,691

196,138	Premier Foods Plc	267,889

110,446	Reach Plc	376,275

35,451	Redde Northgate Plc	185,363

66,213	Redrow Plc	568,663

173,282	Royal Dutch Shell Plc – B Shares	3,631,286

245,450	Royal Mail Plc	1,634,697

11,771	Schroders Plc	536,803

41,626	Spirent Communications Plc	150,174

122,262	Tate & Lyle Plc	1,024,277

596,064	Taylor Wimpey Plc	1,251,879

15,642	Unilever Plc	798,884

12,980	Vesuvius Plc	71,200

9,507	Vistry Group Plc	135,344

156,070	WPP Plc	2,166,269

	Total United Kingdom	69,482,821

	United States — 13.9%

14,400	Aflac, Inc.	779,616

30,300	Alliance Data Systems Corp. (b)	2,065,248

50,700	Ally Financial, Inc.	2,323,581

23,753	American Express Co.	3,617,582

5,300	Anthem, Inc. (b)	2,153,019

22,800	Arrow Electronics, Inc. *	2,773,620

93,800	AT&T, Inc.	2,141,454

34,500	Athene Holding Ltd. – Class A *	2,826,240

34,500	Bed Bath & Beyond, Inc. *	632,385

7,700	Best Buy Co., Inc.	822,822

1,900	Bio-Rad Laboratories, Inc. – Class A *	1,431,080

9,200	Biogen, Inc. *	2,168,808

1,638	Booking Holdings, Inc. * (b)	3,442,830

129,723	BorgWarner, Inc.	5,614,411

12,300	Bristol-Myers Squibb Co.	659,649

19,100	Capital One Financial Corp.	2,684,123

2,900	Cardinal Health, Inc. (b)	134,067

52,300	Carrier Global Corp.	2,830,476

29,300	CBRE Group, Inc. – Class A * (b)	2,800,201

39,100	Centene Corp. * (b)	2,792,131

24,448	Chevron Corp.	2,759,446

14,300	Cigna Corp. (b)	2,744,170

45,200	Citigroup, Inc.	2,879,240

31,400	Citizens Financial Group, Inc.	1,484,278

12,091	Coca-Cola Co. (The)	634,173

33,900	Cognizant Technology Solutions Corp. – Class A (b)	2,643,522

52,400	Comcast Corp. – Class A	2,618,952

40,000	Corteva, Inc.	1,800,000

32,500	CVS Health Corp. (b)	2,894,450

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

49,457	Darling Ingredients, Inc. *	3,339,337

13,000	Discover Financial Services	1,402,050

64,100	DISH Network Corp. – Class A *	2,003,125

29,100	DR Horton, Inc.	2,843,070

19,700	eBay, Inc.	1,328,962

50,095	EOG Resources, Inc.	4,358,265

1,000	FedEx Corp.	230,370

9,900	Fidelity National Financial, Inc.	484,209

6,000	FleetCor Technologies, Inc. * (b)	1,242,780

148,400	Ford Motor Co.	2,847,796

15,600	Fox Corp. – Class A	557,076

70,300	Fox Corp. – Class B	2,362,080

2,800	Franklin Resources, Inc.	90,720

48,700	General Motors Co. *	2,818,269

40,900	Gilead Sciences, Inc.	2,819,237

16,121	Global Payments, Inc. (b)	1,919,044

3,100	Goldman Sachs Group, Inc. (The)	1,181,069

28,185	Green Plains, Inc. *	1,089,350

28,774	Hasbro, Inc.	2,788,488

27,098	Hilton Worldwide Holdings, Inc. * (b)	3,660,127

83,600	HP, Inc.	2,949,408

20,400	IAC/InterActiveCorp *	2,726,460

21,600	Incyte Corp. *	1,462,752

56,400	Intel Corp.	2,774,880

27,402	Intercontinental Exchange, Inc.	3,581,989

22,900	International Business Machines Corp. (b)	2,681,590

78,000	Invesco Ltd.	1,741,740

16,400	Jazz Pharmaceuticals Plc *	1,965,868

176,900	Kinder Morgan, Inc.	2,734,874

46,100	Kohl’s Corp.	2,361,703

17,600	Kraft Heinz Co. (The)	591,536

60,400	Kroger Co. (The)	2,508,412

5,000	Kyndryl Holdings, Inc. * (b)	79,000

9,900	Laboratory Corp. of America Holdings * (b)	2,824,767

47,621	Las Vegas Sands Corp. * (b)	1,696,260

1,900	Lear Corp.	318,801

12,800	Leidos Holdings, Inc.	1,125,248

26,800	Lennar Corp. – Class A	2,815,340

40,200	Lincoln National Corp.	2,666,466

39,100	LKQ Corp.	2,185,690

12,680	Loyalty Ventures, Inc. *	363,916

190,800	Lumen Technologies, Inc.	2,354,472

81,627	Lyft, Inc. – Class A *	3,314,872

32,000	LyondellBasell Industries NV – Class A	2,788,160

6,800	Marathon Petroleum Corp.	413,780

2,530	Markel Corp. *	3,022,895

20,100	Merck & Co., Inc.	1,505,691

45,100	MetLife, Inc.	2,645,566

35,300	Micron Technology, Inc.	2,965,200

8,200	Mohawk Industries, Inc. *	1,376,534

60,900	Molson Coors Brewing Co. – Class B	2,706,396

40	NVR, Inc. *	209,014

Shares	Description	Value ($)

	United States — continued

300	Omnicom Group, Inc.	20,193

32,600	Oracle Corp. (b)	2,958,124

2,100	PACCAR, Inc.	175,182

7,500	Principal Financial Group, Inc.	514,350

27,300	Prudential Financial, Inc.	2,791,698

55,000	PulteGroup, Inc.	2,751,650

18,400	Quest Diagnostics, Inc. (b)	2,735,712

227,200	Qurate Retail, Inc. – Series A	1,817,600

40,077	Raytheon Technologies Corp.	3,243,031

4,500	Regeneron Pharmaceuticals, Inc. *	2,864,385

6,900	Resolute Forest Products, Inc. (c)	78,266

7,600	Resolute Forest Products, Inc. (c)	85,956

73,515	Sensata Technologies Holding Plc *	4,094,786

2,700	Snap-on, Inc.	555,957

21,300	SS&C Technologies Holdings, Inc. (b)	1,625,829

60,100	Synchrony Financial	2,691,879

32,100	Textron, Inc.	2,272,680

35,200	Tyson Foods, Inc. – Class A	2,779,392

20,600	Universal Health Services, Inc. – Class B (b)	2,445,838

75,389	US Bancorp	4,172,027

43,800	Verizon Communications, Inc.	2,201,826

50,908	Verso Corp. – Class A	1,076,195

44,883	VF Corp.	3,219,458

58,800	ViacomCBS, Inc. – Class B	1,819,860

161,800	Viatris, Inc.	1,991,758

21,200	VICI Properties, Inc. (REIT) (b)	576,640

17,500	VMware, Inc. – Class A (b)	2,042,950

39,300	Walgreens Boots Alliance, Inc.	1,760,640

79,100	Wells Fargo & Co.	3,779,398

109,500	Western Union Co. (The) (b)	1,732,290

39,600	Western Digital Corp. *	2,290,464

10,700	Whirlpool Corp.	2,329,818

	Total United States	235,472,110

	TOTAL COMMON STOCKS (COST $1,268,002,066)	1,267,668,374

	PREFERRED STOCKS (f) — 1.0%

	Brazil — 0.2%

359,693	Bradespar SA	3,183,067

98,500	Cia Energetica de Minas Gerais	230,225

60,900	Cia Energetica de Minas Gerais Sponsored ADR	140,070

264,200	Cia Paranaense de Energia – Class B	288,551

	Total Brazil	3,841,913

	Chile — 0.0%

4,700	Sociedad Quimica y Minera de Chile SA Sponsored ADR	292,622

2,163	Sociedad Quimica y Minera de Chile SA – Class B	136,182

	Total Chile	428,804

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Colombia — 0.0%

297,879	Grupo Aval Acciones y Valores SA	78,291

	Germany — 0.2%

21,141	Bayerische Motoren Werke AG	1,657,711

5,449	Draegerwerk AG & Co KGaA (b)	352,425

1,243	Sixt SE	113,056

1,552	Villeroy & Boch AG	35,836

	Total Germany	2,159,028

	Russia — 0.3%

12,924	Bashneft PJSC	177,624

56,000	Nizhnekamskneftekhim PJSC – Class C	74,246

8,804,400	Surgutneftegas PJSC	4,453,874

181	Transneft PJSC	345,231

	Total Russia	5,050,975

	South Korea — 0.3%

11,262	Hyundai Motor Co Ltd-Prf	859,888

4,881	LG Electronics Inc	240,793

62,498	Samsung Electronics Co Ltd	3,370,266

59	Samsung Electronics Co Ltd GDR (Registered)	79,959

	Total South Korea	4,550,906

	Taiwan — 0.0%

12,589	Chailease Holding Co Ltd	45,714

11,915	CTBC Financial Holding Co Ltd	27,156

	Total Taiwan	72,870

	TOTAL PREFERRED STOCKS (COST $14,901,439)	16,182,787

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%

7,971	Charoen Pok Foods, Expires 12/31/21 *	—

2,307	CP ALL Pcl NVDR, Expires 12/31/21 *	—

	Total Thailand	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	INVESTMENT FUNDS — 0.4%

	United States — 0.4%

108,876	iShares Core MSCI Emerging Markets ETF *	6,545,625

	TOTAL INVESTMENT FUNDS (COST $6,926,168)	6,545,625

	Par Value† / Shares	Description	Value ($)

		DEBT OBLIGATIONS — 9.8%

		Israel — 0.0%

		Corporate Debt — 0.0%

ILS	1	IDB Development Corp Ltd, 4.95%, due 12/18/25	—

		United States — 9.8%

		Asset-Backed Securities — 0.0%

	19,701	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.87%, due 07/26/31	19,700

	2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (g)	3

	57,867	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.87%, due 04/17/28	57,865

		Total Asset-Backed Securities	77,568

		U.S. Government — 9.8%

	25,000,000	U.S. Treasury Note, 0.13%, due 12/31/22	24,956,055

	28,100,000	U.S. Treasury Note, 0.13%, due 02/28/23	28,023,164

	6,200,000	U.S. Treasury Note, 0.13%, due 03/31/23	6,180,140

	102,900,000	U.S. Treasury Note, 0.13%, due 06/30/23 (b)	102,413,637

	5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 07/31/23 (b)	4,999,489

		Total U.S. Government	166,572,485

		Total United States	166,650,053

		TOTAL DEBT OBLIGATIONS (COST $168,170,740)	166,650,053

		MUTUAL FUNDS — 15.3%

		United States — 15.3%

		Affiliated Issuers — 15.3%

	2,102,327	GMO Emerging Country Debt Fund, Class VI	52,516,126

	1,102,408	GMO Emerging Markets Fund, Class VI	37,559,049

	3,730,431	GMO Opportunistic Income Fund, Class VI	97,326,960

	2,227,494	GMO SGM Major Markets Fund, Class VI	64,062,741

	1,602,065	GMO U.S. Treasury Fund (h)	8,058,385

		TOTAL MUTUAL FUNDS (COST $269,920,940)	259,523,261

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

2,663,063	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (i)	2,663,063

	TOTAL SHORT-TERM INVESTMENTS (COST $2,663,063)	2,663,063

	TOTAL INVESTMENTS — 101.4% (Cost $1,730,584,416)	1,719,233,163

	SECURITIES SOLD SHORT — (19.4)%

	Common Stocks — (19.2)%

	Australia — (0.5)%

(370,323)	APA Group	(2,504,015)

(19,737)	ASX Ltd	(1,261,443)

(6,671)	Cochlear Ltd	(1,025,790)

(285,921)	Qantas Airways Ltd *	(1,022,079)

(470,263)	Sydney Airport *	(2,769,704)

	Total Australia	(8,583,031)

	Austria — (0.2)%

(27,889)	Verbund AG	(2,916,475)

	Belgium — (0.1)%

(13,371)	Anheuser-Busch InBev SA/NV	(746,132)

(6,274)	Galapagos NV *	(303,669)

	Total Belgium	(1,049,801)

	Canada — (0.2)%

(94,900)	AltaGas Ltd	(1,805,214)

(9,100)	Brookfield Renewable Corp – Class A	(336,973)

(3,500)	Cameco Corp	(81,130)

(1,200)	Franco-Nevada Corp	(164,988)

(20,400)	Pembina Pipeline Corp	(604,860)

	Total Canada	(2,993,165)

	Denmark — (0.1)%

(67,832)	Ambu A/S – Class B	(1,923,905)

	France — (0.7)%

(62,142)	Accor SA *	(1,842,169)

(15,745)	Aeroports de Paris *	(1,840,722)

(182,668)	Getlink SE	(2,698,928)

(1,600)	Hermes International	(3,002,568)

(1,266)	Sartorius Stedim Biotech	(747,415)

(26,480)	Ubisoft Entertainment SA *	(1,357,265)

(9,450)	Wendel SE	(1,080,531)

	Total France	(12,569,598)

Shares	Description	Value ($)

	Germany — (0.8)%

(20,225)	Delivery Hero SE *	(2,684,078)

(23,687)	Puma SE	(2,861,894)

(17,284)	QIAGEN NV *	(954,985)

(10,615)	Scout24 SE	(704,487)

(925,476)	Telefonica Deutschland Holding AG	(2,468,365)

(33,193)	Uniper SE	(1,441,102)

(27,617)	Zalando SE *	(2,511,588)

	Total Germany	(13,626,499)

	Israel — (0.2)%

(9,600)	CyberArk Software Ltd *	(1,659,360)

(11,500)	Wix.com Ltd *	(1,757,200)

	Total Israel	(3,416,560)

	Italy — (0.5)%

(22,206)	Amplifon SPA	(1,081,538)

(88,395)	Atlantia SPA *	(1,614,242)

(11,864)	Ferrari NV	(3,104,510)

(152,262)	FinecoBank Banca Fineco SPA	(2,666,712)

(59,492)	Infrastrutture Wireless Italiane SPA	(682,286)

	Total Italy	(9,149,288)

	Japan — (2.5)%

(145,800)	Acom Co Ltd	(432,362)

(8,900)	Aeon Co Ltd	(207,579)

(77,700)	ANA Holdings Inc *	(1,528,985)

(85,200)	Asahi Intecc Co Ltd	(1,867,501)

(2,300)	East Japan Railway Co	(141,012)

(20,800)	GMO Payment Gateway Inc	(2,771,593)

(11,100)	Harmonic Drive Systems Inc	(456,038)

(92,400)	Hitachi Metals Ltd *	(1,715,517)

(3,300)	Ibiden Co Ltd	(204,047)

(131,700)	Isetan Mitsukoshi Holdings Ltd	(900,359)

(1,400)	Ito En Ltd	(82,379)

(45,200)	Japan Airlines Co Ltd *	(814,779)

(30,900)	Japan Airport Terminal Co Ltd *	(1,359,686)

(51,300)	Japan Exchange Group Inc	(1,110,701)

(296)	Japan Real Estate Investment Corp (REIT)	(1,713,048)

(86,100)	JGC Holding Corp	(723,524)

(91,600)	Keikyu Corp	(904,597)

(18,400)	Keio Corp	(827,328)

(3,300)	Keisei Electric Railway Co Ltd	(90,281)

(25,100)	Kintetsu Group Holdings Co Ltd *	(720,923)

(11,100)	Lasertec Corp	(2,882,504)

(10,600)	Lion Corp	(150,558)

(61,700)	LIXIL Corp	(1,509,432)

(37,300)	M3 Inc	(2,005,185)

(41,600)	Mercari Inc *	(2,509,306)

(10,800)	Mizuho Financial Group Inc	(133,150)

(121,100)	MonotaRO Co Ltd	(2,384,096)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(3,000)	Nidec Corp	(343,523)

(93,900)	Nihon M&A Center Holdings Inc	(2,754,999)

(143,600)	Nippon Paint Holdings Co Ltd	(1,506,811)

(25,400)	Nissin Foods Holdings Co Ltd	(1,866,990)

(76,000)	Odakyu Electric Railway Co Ltd	(1,463,805)

(15,500)	ORIENTAL LAND CO LTD	(2,435,590)

(14,100)	Shiseido Co Ltd	(808,209)

(20,800)	Tobu Railway Co Ltd	(470,081)

(23,900)	Tokyu Corp	(330,342)

(17,200)	West Japan Railway Co	(741,195)

	Total Japan	(42,868,015)

	Netherlands — (0.3)%

(1,019)	Adyen NV *	(2,822,462)

(4,946)	Heineken Holding NV	(411,916)

(28,312)	Just Eat Takeaway.com NV *	(1,772,908)

	Total Netherlands	(5,007,286)

	New Zealand — (0.1)%

(20,983)	Xero Ltd *	(2,131,190)

	Norway — (0.0)%

(8,129)	Schibsted ASA – B Shares	(312,277)

(10,091)	Schibsted ASA – Class A	(449,627)

	Total Norway	(761,904)

	Russia — (0.0)%

(5,690)	Magnit PJSC Sponsored GDR (Registered)	(87,719)

	Singapore — (0.3)%

(69,100)	City Developments Ltd	(354,692)

(466,800)	Singapore Airlines Ltd *	(1,662,287)

(344,000)	Singapore Exchange Ltd	(2,245,913)

	Total Singapore	(4,262,892)

	Spain — (0.5)%

(988)	Aena SME SA *	(145,104)

(47,711)	Cellnex Telecom SA	(2,813,800)

(99,036)	Ferrovial SA	(2,757,598)

(84,706)	Siemens Gamesa Renewable Energy SA *	(2,261,251)

	Total Spain	(7,977,753)

	Sweden — (0.3)%

(215,075)	Embracer Group AB *	(2,324,156)

(3,557)	EQT AB	(209,131)

(18,602)	Evolution AB	(1,953,166)

(34,520)	Sinch AB *	(459,026)

	Total Sweden	(4,945,479)

	Switzerland — (0.4)%

(18)	Chocoladefabriken Lindt & Spruengli AG	(221,538)

Shares	Description	Value ($)

	Switzerland — continued

(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(246,587)

(1,716)	Partners Group Holding AG	(2,961,554)

(22)	Schindler Holding AG	(5,667)

(1,367)	Straumann Holding AG (Registered)	(2,906,170)

	Total Switzerland	(6,341,516)

	United Kingdom — (1.3)%

(33,954)	Admiral Group Plc	(1,334,873)

(60,813)	Antofagasta Plc	(1,111,832)

(290,047)	Auto Trader Group Plc	(2,817,410)

(487,919)	ConvaTec Group Plc	(1,248,370)

(24,163)	Halma Plc	(963,153)

(139,938)	Hargreaves Lansdown Plc	(2,483,789)

(428,883)	Informa Plc *	(2,655,940)

(148,900)	Land Securities Group Plc (REIT)	(1,435,307)

(25,988)	London Stock Exchange Group Plc	(2,251,359)

(73,624)	Melrose Industries Plc	(141,448)

(89,963)	Ocado Group Plc *	(2,147,635)

(1,554,981)	Rolls-Royce Holdings Plc *	(2,536,710)

(5,366)	Spirax-Sarco Engineering Plc	(1,113,384)

	Total United Kingdom	(22,241,210)

	United States — (10.2)%

(84,800)	AES Corp. (The)	(1,982,624)

(14,100)	Airbnb, Inc. – Class A *	(2,432,814)

(11,300)	American Tower Corp. (REIT)	(2,966,024)

(41,700)	Aramark	(1,392,780)

(15,700)	Arthur J Gallagher & Co.	(2,557,530)

(10,400)	Autodesk, Inc. *	(2,643,576)

(17,500)	Avalara, Inc. *	(2,444,400)

(600)	Bio-Techne Corp.	(283,218)

(14,800)	BioMarin Pharmaceutical, Inc. *	(1,277,092)

(11,200)	Boeing Co. (The) *	(2,215,920)

(9,500)	Burlington Stores, Inc. *	(2,784,735)

(24,800)	Caesars Entertainment, Inc. *	(2,233,736)

(9,500)	Carvana Co. *	(2,663,990)

(14,900)	Catalent, Inc. *	(1,917,034)

(24,700)	Ceridian HCM Holding, Inc. *	(2,702,180)

(1,700)	Chipotle Mexican Grill, Inc. *	(2,793,797)

(66,100)	Clarivate Plc *	(1,542,774)

(14,400)	Cloudflare, Inc. – Class A *	(2,710,656)

(10,900)	CME Group, Inc.	(2,403,668)

(8,300)	Cognex Corp.	(641,175)

(11,900)	Coupa Software, Inc. *	(2,340,254)

(16,000)	Crown Castle International Corp. (REIT)	(2,906,400)

(52,800)	Delta Air Lines, Inc. *	(1,911,360)

(4,900)	Dexcom, Inc. *	(2,756,691)

(11,400)	DocuSign, Inc. *	(2,808,504)

(600)	DoorDash, Inc. – Class A *	(107,262)

(45,900)	DraftKings Inc. – Class A *	(1,585,845)

(3,700)	Equinix, Inc. (REIT)	(3,005,140)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(33,700)	Equity LifeStyle Properties, Inc. (REIT)	(2,739,810)

(1,600)	Erie Indemnity Co. – Class A	(297,296)

(26,700)	Exact Sciences Corp. *	(2,279,379)

(9,600)	Expedia Group, Inc. *	(1,546,464)

(1,700)	First Republic Bank	(356,422)

(24,300)	Guidewire Software, Inc. *	(2,827,062)

(10,900)	Hess Corp.	(812,268)

(68,600)	Host Hotels & Resorts, Inc. (REIT) *	(1,077,020)

(3,600)	HubSpot, Inc. *	(2,904,876)

(4,700)	IDEXX Laboratories, Inc. *	(2,857,929)

(16,800)	Ingersoll Rand, Inc.	(980,112)

(9,600)	Insulet Corp. *	(2,769,024)

(7,800)	Ionis Pharmaceuticals, Inc. *	(206,700)

(11,000)	IQVIA Holdings, Inc. *	(2,850,430)

(40,900)	Iron Mountain, Inc. (REIT)	(1,858,496)

(41,000)	Lamb Weston Holdings, Inc.	(2,128,720)

(8,700)	Liberty Broadband Corp. – Class A *	(1,318,746)

(9,000)	Liberty Broadband Corp. – Class C *	(1,393,650)

(47,700)	Liberty Media Corp-Liberty Formula One – Class C *	(2,905,884)

(7,900)	Liberty Media Corp-Liberty SiriusXM – Class A *	(385,520)

(6,900)	Liberty Media Corp-Liberty SiriusXM – Class C *	(337,617)

(2,900)	Linde Plc	(922,606)

(27,500)	Live Nation Entertainment, Inc. *	(2,932,875)

(6,200)	MarketAxess Holdings, Inc.	(2,186,678)

(3,300)	Marriott International, Inc. – Class A *	(486,948)

(45,800)	MGM Resorts International	(1,812,764)

(5,500)	MongoDB, Inc. *	(2,739,550)

(3,000)	Monolithic Power Systems, Inc.	(1,660,380)

(4,700)	MSCI, Inc.	(2,958,415)

(19,700)	Novocure Ltd. *	(1,844,708)

(34,700)	Oak Street Health, Inc. *	(1,073,965)

(12,500)	Okta, Inc. *	(2,690,375)

(37,700)	Palantir Technologies, Inc. – Class A *	(778,505)

(1,100)	Paycom Software, Inc. *	(481,228)

(22,700)	Peloton Interactive, Inc. – Class A *	(998,800)

(1,600)	Public Storage (REIT)	(523,808)

(9,700)	RingCentral, Inc. – Class A *	(2,095,006)

(8,500)	Roku, Inc. *	(1,934,685)

(31,900)	Rollins, Inc.	(1,061,632)

(29,900)	Royal Caribbean Cruises Ltd. *	(2,087,618)

Shares	Description	Value ($)

	United States — continued

(33,100)	Sarepta Therapeutics, Inc. *	(2,674,811)

(8,300)	Seagen, Inc. *	(1,328,000)

(4,600)	ServiceNow, Inc. *	(2,979,420)

(18,100)	Simon Property Group, Inc. (REIT)	(2,766,404)

(48,000)	Snap, Inc. – Class A *	(2,285,280)

(8,000)	Snowflake, Inc. – Class A *	(2,721,200)

(12,300)	Square, Inc. – Class A *	(2,562,459)

(17,600)	Teladoc Health, Inc. *	(1,782,000)

(3,000)	Tesla, Inc. *	(3,434,280)

(9,100)	Twilio, Inc. – Class A *	(2,603,965)

(18,200)	Twitter, Inc. *	(799,708)

(45,400)	Uber Technologies, Inc. *	(1,725,200)

(51,000)	UDR, Inc. (REIT)	(2,893,230)

(8,400)	Vail Resorts, Inc.	(2,786,364)

(61,100)	Vistra Corp.	(1,214,668)

(4,600)	Wayfair, Inc. – Class A *	(1,140,064)

(101,700)	Williams Cos, Inc. (The)	(2,724,543)

(21,700)	Zendesk, Inc.*	(2,215,787)

(20,000)	Zillow Group, Inc. – Class A*	(1,082,200)

(24,156)	Zillow Group, Inc. – Class C*	(1,310,946)

(8,500)	Zscaler, Inc.*	(2,949,246)

	Total United States	(172,094,925)

	TOTAL COMMON STOCKS (PROCEEDS $317,367,805)	(324,948,211)

	PREFERRED STOCKS (f) — (0.2)%

	Germany — (0.2)%

(3,936)	Sartorius AG	(2,707,696)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,714,615)	(2,707,696)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $319,082,420)	(327,655,907)

	Other Assets and Liabilities (net) — 18.0%	304,314,392

	TOTAL NET ASSETS — 100.0%	$1,695,891,648

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/21/2022	MSCI	AUD	9,648,400	USD	7,209,688	327,831
02/09/2022	BCLY	AUD	1,053,000	USD	780,911	29,798
02/09/2022	JPM	AUD	1,287,000	USD	954,448	36,421
02/09/2022	MSCI	AUD	17,470,000	USD	12,907,535	446,051
12/02/2021	CITI	BRL	1,378,573	USD	250,000	4,783
12/02/2021	GS	BRL	9,529,240	USD	1,720,000	24,964
02/02/2022	JPM	CAD	8,073,094	USD	6,350,000	27,315
02/14/2022	MSCI	CHF	25,621,527	USD	27,707,485	(275,921)
02/16/2022	MSCI	CLP	260,276,000	USD	310,000	(1,957)
02/17/2022	JPM	COP	1,057,725,000	USD	270,000	7,289
01/18/2022	CITI	CZK	7,699,699	USD	350,000	8,075
01/18/2022	DB	CZK	8,624,998	USD	390,000	6,984
01/18/2022	GS	CZK	7,752,682	USD	340,000	(4,278)
01/18/2022	JPM	CZK	27,670,522	USD	1,253,588	24,806
01/21/2022	BCLY	EUR	1,689,200	USD	1,965,306	46,047
01/21/2022	MSCI	EUR	43,510,800	USD	50,757,433	1,320,738
01/31/2022	DB	EUR	3,420,000	USD	3,955,162	68,528
01/21/2022	MSCI	GBP	9,548,000	USD	13,187,388	478,122
02/14/2022	GS	GBP	490,000	USD	648,960	(3,242)
02/14/2022	JPM	GBP	2,080,000	USD	2,857,529	89,002
02/14/2022	MSCI	GBP	4,080,000	USD	5,465,282	34,709
01/21/2022	SSB	HKD	27,034,200	USD	3,477,145	10,261
01/14/2022	BOA	HUF	130,707,016	USD	410,000	3,754
01/14/2022	CITI	HUF	204,326,080	USD	640,000	4,942
01/14/2022	GS	HUF	182,217,473	USD	580,000	13,657
01/14/2022	MSCI	HUF	216,940,690	USD	692,172	17,907
02/04/2022	GS	IDR	7,666,980,000	USD	530,000	(1,619)
01/10/2022	MSCI	INR	127,727,994	USD	1,716,313	21,201
01/21/2022	BOA	JPY	1,981,964,900	USD	17,375,511	(174,319)
02/09/2022	DB	JPY	158,783,310	USD	1,400,000	(6,224)
02/10/2022	BCLY	KRW	557,048,700	USD	470,000	(357)
02/10/2022	JPM	KRW	461,682,000	USD	390,000	168
02/10/2022	MSCI	KRW	2,064,793,714	USD	1,745,019	1,561
01/21/2022	BCLY	MXN	5,874,486	USD	280,000	8,694
01/21/2022	BOA	MXN	6,887,923	USD	330,000	11,890
01/21/2022	GS	MXN	18,341,116	USD	870,000	22,939
01/21/2022	MSCI	MXN	3,271,451	USD	158,349	7,261
02/15/2022	JPM	NOK	29,897,744	USD	3,280,000	(22,960)
02/01/2022	MSCI	NZD	32,830,000	USD	22,702,602	311,041
02/09/2022	JPM	PHP	22,992,661	USD	457,959	3,417
01/18/2022	MSCI	PLN	6,874,573	USD	1,675,254	6,770
01/31/2022	JPM	RON	10,202,748	USD	2,377,432	50,428
02/09/2022	GS	RUB	15,854,404	USD	210,000	(358)
02/07/2022	GS	SEK	25,095,143	USD	2,770,000	(18,859)
02/07/2022	JPM	SEK	24,613,041	USD	2,800,000	64,718
01/18/2022	BOA	SGD	539,748	USD	400,000	4,530
01/18/2022	CITI	SGD	383,235	USD	280,000	(794)
01/18/2022	GS	SGD	377,421	USD	280,000	3,466
02/18/2022	JPM	THB	83,017,449	USD	2,499,848	35,717

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/25/2022	BCLY	TRY	4,705,415	USD	458,394	123,129
02/18/2022	CITI	TWD	9,124,104	USD	330,000	(1,885)
02/18/2022	GS	TWD	275,470	USD	10,000	(20)
02/22/2022	JPM	TWD	6,729,120	USD	243,614	(1,245)
01/21/2022	BBH	USD	1,081,931	AUD	1,514,200	(1,906)
02/09/2022	DB	USD	1,731,690	AUD	2,440,000	8,781
02/09/2022	JPM	USD	2,262,411	AUD	3,090,000	(58,291)
12/02/2021	MSCI	USD	1,964,437	BRL	10,477,720	(100,688)
02/02/2022	JPM	USD	23,164,143	CAD	28,683,790	(699,576)
02/14/2022	JPM	USD	3,110,000	CHF	2,869,476	23,994
02/14/2022	MSCI	USD	3,560,000	CHF	3,286,809	29,798
02/16/2022	MSCI	USD	2,142,829	CLP	1,726,370,000	(73,666)
02/17/2022	MSCI	USD	100,000	COP	404,200,000	393
01/18/2022	GS	USD	340,000	CZK	7,684,862	1,267
01/21/2022	BBH	USD	5,979,038	EUR	5,293,400	35,289
01/21/2022	BCLY	USD	3,149,945	EUR	2,790,100	20,149
01/21/2022	BBH	USD	1,714,076	GBP	1,293,400	7,559
02/14/2022	JPM	USD	1,619,165	GBP	1,180,000	(48,558)
02/14/2022	MSCI	USD	11,862,364	GBP	8,705,000	(275,811)
01/21/2022	BBH	USD	728,024	HKD	5,675,700	(169)
01/14/2022	GS	USD	320,000	HUF	103,942,944	3,061
02/04/2022	MSCI	USD	2,290,857	IDR	33,034,155,000	(309)
01/31/2022	DB	USD	590,000	ILS	1,836,236	(6,084)
01/31/2022	JPM	USD	551,871	ILS	1,757,542	7,021
01/10/2022	GS	USD	420,000	INR	31,698,240	676
01/21/2022	SSB	USD	3,068,318	JPY	346,029,400	(4,310)
02/09/2022	JPM	USD	9,733,863	JPY	1,107,194,765	71,727
02/10/2022	CITI	USD	300,000	KRW	354,294,000	(843)
02/10/2022	GS	USD	360,000	KRW	427,467,060	942
02/15/2022	MSCI	USD	14,282,136	NOK	122,091,122	(794,093)
02/01/2022	JPM	USD	1,286,271	NZD	1,800,000	(58,589)
02/01/2022	MSCI	USD	16,760,331	NZD	23,870,000	(479,898)
02/16/2022	MSCI	USD	638,551	PEN	2,590,310	(4,410)
01/18/2022	DB	USD	300,000	PLN	1,247,381	2,744
01/18/2022	GS	USD	520,000	PLN	2,156,998	3,511
01/18/2022	JPM	USD	340,000	PLN	1,423,371	5,457
01/31/2022	BOA	USD	400,000	RON	1,764,692	2,484
02/09/2022	MSCI	USD	2,221,856	RUB	161,571,146	(78,113)
02/07/2022	JPM	USD	22,993,653	SEK	196,479,611	(1,158,596)
01/18/2022	DB	USD	300,000	SGD	411,386	1,421
02/18/2022	BOA	USD	330,000	THB	11,146,839	861
02/18/2022	CITI	USD	200,000	THB	6,672,160	(1,956)
01/25/2022	BCLY	USD	250,000	TRY	2,523,125	(70,225)
01/25/2022	MSCI	USD	217,122	TRY	2,182,290	(61,632)
01/31/2022	MSCI	USD	2,305,719	ZAR	34,948,937	(126,323)
01/31/2022	BCLY	ZAR	7,288,355	USD	460,000	5,502
01/31/2022	GS	ZAR	8,856,095	USD	560,000	7,739

						$(668,794)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
904	Euro STOXX 50	December 2021	41,660,801	967,110
116	FTSE 100 Index	December 2021	10,895,091	(48,944)
18	Hang Seng Index	December 2021	2,706,550	140,652
2,022	Mini MSCI Emerging Markets	December 2021	122,563,530	7,896,039
728	S&P 500 E-Mini	December 2021	166,211,500	(4,359,735)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
177	SGX Nifty 50	December 2021	6,033,657	184,527
45	SPI 200 Futures	December 2021	5,757,842	179,761
84	TOPIX Index	December 2021	14,004,311	1,205,637

			$369,833,282	$6,165,047

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.02%	3 Month AUD BBSW	AUD	82,470,000	12/15/2023	Quarterly	4,313	(134,039)	(138,352)
1.05%	3 Month AUD BBSW	AUD	10,550,000	12/15/2023	Quarterly	—	(21,633)	(21,633)
3 Month AUD BBSW	0.97%	AUD	13,570,000	12/15/2023	Quarterly	596	11,957	11,361
1.33%	3 Month CAD LIBOR	CAD	20,840,000	12/15/2023	Semi-Annually	—	72,775	72,775
1.37%	3 Month CAD LIBOR	CAD	24,510,000	12/15/2023	Semi-Annually	—	70,435	70,435
3 Month CAD LIBOR	0.95%	CAD	15,980,000	12/15/2023	Semi-Annually	—	(149,058)	(149,058)
3 Month CAD LIBOR	1.11%	CAD	12,600,000	12/15/2023	Semi-Annually	—	(86,852)	(86,852)
(0.65)%	CHF - SARON - OIS - COMPOUND	CHF	15,280,000	12/15/2023	Annually	311	18,017	17,706
(0.40)%	CHF - SARON - OIS - COMPOUND	CHF	4,380,000	12/15/2023	Annually	315	(18,975)	(19,290)
(0.62)%	CHF - SARON - OIS - COMPOUND	CHF	2,720,000	12/15/2023	Annually	223	1,732	1,509
0.83%	GBP - SONIA - COMPOUND	GBP	11,470,000	12/15/2023	Annually	—	18,350	18,350
GBP - SONIA - COMPOUND	0.79%	GBP	126,320,000	12/15/2023	Annually	(56,698)	(326,270)	(269,572)
0.84%	GBP - SONIA - COMPOUND	GBP	8,460,000	12/15/2023	Annually	821	9,844	9,023
3 Month NZD Bank Bill Rate	2.42%	NZD	102,760,000	12/15/2023	Quarterly	10,139	322,690	312,551
2.18%	3 Month NZD Bank Bill Rate	NZD	29,740,000	12/15/2023	Quarterly	—	1,902	1,902
0.23%	3 Month SEK STIBOR	SEK	11,100,000	12/15/2023	Quarterly	—	(355)	(355)
0.30%	3 Month SEK STIBOR	SEK	661,480,000	12/15/2023	Quarterly	(5,610)	(129,615)	(124,005)
1.51%	3 Month CAD LIBOR	CAD	83,390,000	12/18/2023	Semi-Annually	5,656	57,955	52,299
3 Month CAD LIBOR	1.52%	CAD	14,880,000	12/18/2023	Semi-Annually	6,585	(7,562)	(14,147)
(0.48)%	6 Month EURIBOR	EUR	3,580,000	12/20/2023	Semi-Annually	625	9,996	9,371
(0.44)%	6 Month EURIBOR	EUR	6,050,000	12/20/2023	Semi-Annually	73	11,321	11,248
6 Month EURIBOR	(0.30)%	EUR	10,920,000	12/20/2023	Semi-Annually	1,308	15,392	14,084
6 Month EURIBOR	(0.42)%	EUR	4,500,000	12/20/2023	Semi-Annually	(85)	(6,349)	(6,264)
(0.38)%	6 Month EURIBOR	EUR	5,440,000	12/20/2023	Semi-Annually	48	2,289	2,241
3 Month USD LIBOR	0.90%	USD	7,460,000	12/20/2023	Quarterly	(3,593)	14,871	18,464
3 Month USD LIBOR	0.78%	USD	7,340,000	12/20/2023	Quarterly	(654)	(4,338)	(3,684)
3 Month USD LIBOR	0.73%	USD	13,460,000	12/20/2023	Quarterly	1,671	(20,360)	(22,031)
0.82%	3 Month USD LIBOR	USD	39,160,000	12/20/2023	Quarterly	5,089	(15,298)	(20,387)
6 Month AUD BBSW	2.08%	AUD	17,740,000	12/15/2031	Semi-Annually	1,463	78,641	77,178
6 Month AUD BBSW	2.18%	AUD	4,550,000	12/15/2031	Semi-Annually	—	48,714	48,714
6 Month AUD BBSW	2.22%	AUD	2,320,000	12/15/2031	Semi-Annually	—	30,967	30,967
2.06%	6 Month AUD BBSW	AUD	2,950,000	12/15/2031	Semi-Annually	2,372	(8,986)	(11,358)
6 Month AUD BBSW	2.02%	AUD	14,650,000	12/15/2031	Semi-Annually	3,476	2,060	(1,416)
1.99%	6 Month AUD BBSW	AUD	2,810,000	12/15/2031	Semi-Annually	511	3,873	3,362
1.76%	3 Month CAD LIBOR	CAD	2,540,000	12/15/2031	Semi-Annually	—	50,159	50,159
1.76%	3 Month CAD LIBOR	CAD	3,420,000	12/15/2031	Semi-Annually	—	66,551	66,551
2.01%	3 Month CAD LIBOR	CAD	2,730,000	12/15/2031	Semi-Annually	—	3,919	3,919

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month CAD LIBOR	2.09%	CAD	4,520,000	12/15/2031	Semi-Annually	—	20,396	20,396
3 Month CAD LIBOR	2.15%	CAD	5,330,000	12/15/2031	Semi-Annually	—	44,225	44,225
3 Month CAD LIBOR	2.07%	CAD	18,250,000	12/15/2031	Semi-Annually	(3,667)	55,620	59,287
3 Month CAD LIBOR	2.07%	CAD	70,290,000	12/15/2031	Semi-Annually	(19,322)	209,151	228,473
2.17%	3 Month CAD LIBOR	CAD	4,260,000	12/15/2031	Semi-Annually	—	(41,870)	(41,870)
2.07%	3 Month CAD LIBOR	CAD	3,210,000	12/15/2031	Semi-Annually	(13,084)	(8,394)	4,690
2.02%	3 Month CAD LIBOR	CAD	12,140,000	12/15/2031	Semi-Annually	—	5,913	5,913
CHF - SARON - OIS - COMPOUND	0.20%	CHF	890,000	12/15/2031	Annually	(888)	19,017	19,905
CHF - SARON - OIS - COMPOUND	0.07%	CHF	30,140,000	12/15/2031	Annually	9,802	203,143	193,341
CHF - SARON - OIS - COMPOUND	(0.00)%	CHF	550,000	12/15/2031	Annually	183	(838)	(1,021)
CHF - SARON - OIS - COMPOUND	(0.05)%	CHF	3,870,000	12/15/2031	Annually	(1,560)	(26,591)	(25,031)
0.14%	CHF - SARON - OIS - COMPOUND	CHF	740,000	12/15/2031	Annually	577	(10,110)	(10,687)
(0.01)%	CHF - SARON - OIS - COMPOUND	CHF	4,600,000	12/15/2031	Annually	3,643	9,059	5,416
GBP - SONIA - COMPOUND	0.83%	GBP	2,370,000	12/15/2031	Annually	—	2,918	2,918
GBP - SONIA - COMPOUND	0.80%	GBP	9,510,000	12/15/2031	Annually	2,314	(20,144)	(22,458)
GBP - SONIA - COMPOUND	0.79%	GBP	1,750,000	12/15/2031	Annually	(483)	(6,815)	(6,332)
0.88%	GBP - SONIA - COMPOUND	GBP	26,240,000	12/15/2031	Annually	(70,579)	(190,777)	(120,198)
0.85%	GBP - SONIA - COMPOUND	GBP	62,920,000	12/15/2031	Annually	(51,346)	(257,886)	(206,540)
0.99%	GBP - SONIA - COMPOUND	GBP	1,490,000	12/15/2031	Annually	2,120	(33,140)	(35,260)
3 Month NZD Bank Bill Rate	2.71%	NZD	6,600,000	12/15/2031	Quarterly	—	(2,421)	(2,421)
3 Month NZD Bank Bill Rate	2.60%	NZD	23,710,000	12/15/2031	Quarterly	15,066	(158,805)	(173,871)
2.75%	3 Month NZD Bank Bill Rate	NZD	22,610,000	12/15/2031	Quarterly	17,715	(53,055)	(70,770)
2.64%	3 Month NZD Bank Bill Rate	NZD	2,770,000	12/15/2031	Quarterly	(2,329)	11,705	14,034
3 Month SEK STIBOR	0.93%	SEK	36,100,000	12/15/2031	Quarterly	—	33,161	33,161
3 Month SEK STIBOR	0.98%	SEK	155,920,000	12/15/2031	Quarterly	3,438	226,888	223,450
3 Month SEK STIBOR	0.88%	SEK	138,640,000	12/15/2031	Quarterly	(13,662)	66,354	80,016
0.86%	3 Month SEK STIBOR	SEK	31,300,000	12/15/2031	Quarterly	(1,570)	(5,911)	(4,341)
3 Month SEK STIBOR	0.78%	SEK	24,500,000	12/15/2031	Quarterly	—	(16,275)	(16,275)
1.06%	3 Month SEK STIBOR	SEK	37,000,000	12/15/2031	Quarterly	—	(85,605)	(85,605)
3 Month SEK STIBOR	0.84%	SEK	22,500,000	12/15/2031	Quarterly	—	628	628
3 Month SEK STIBOR	0.85%	SEK	2,300,000	12/15/2031	Quarterly	—	262	262
6 Month EURIBOR	(0.08)%	EUR	840,000	12/17/2031	Semi-Annually	(208)	(21,248)	(21,040)
0.08%	6 Month EURIBOR	EUR	900,000	12/17/2031	Semi-Annually	(48)	6,544	6,592
6 Month EURIBOR	0.13%	EUR	5,250,000	12/17/2031	Semi-Annually	—	(3,819)	(3,819)
6 Month EURIBOR	0.13%	EUR	1,100,000	12/17/2031	Semi-Annually	(324)	(1,179)	(855)
6 Month EURIBOR	0.05%	EUR	1,220,000	12/17/2031	Semi-Annually	(934)	(12,653)	(11,719)
0.32%	6 Month EURIBOR	EUR	2,220,000	12/17/2031	Semi-Annually	(1,054)	(44,770)	(43,716)
0.14%	6 Month EURIBOR	EUR	34,730,000	12/17/2031	Semi-Annually	22,378	21,277	(1,101)
0.24%	6 Month EURIBOR	EUR	1,500,000	12/17/2031	Semi-Annually	—	(16,302)	(16,302)
3 Month USD LIBOR	1.61%	USD	4,160,000	12/17/2031	Quarterly	—	38,456	38,456
3 Month USD LIBOR	1.70%	USD	8,360,000	12/17/2031	Quarterly	528	145,206	144,678
3 Month USD LIBOR	1.66%	USD	3,350,000	12/17/2031	Quarterly	—	44,578	44,578
3 Month USD LIBOR	1.73%	USD	4,060,000	12/17/2031	Quarterly	—	81,642	81,642
1.58%	3 Month USD LIBOR	USD	1,570,000	12/17/2031	Quarterly	1,304	(8,729)	(10,033)
3 Month USD LIBOR	1.51%	USD	5,340,000	12/17/2031	Quarterly	—	(3,606)	(3,606)
1.54%	3 Month USD LIBOR	USD	48,320,000	12/17/2031	Quarterly	(99,861)	(108,875)	(9,014)
1.74%	3 Month USD LIBOR	USD	1,610,000	12/17/2031	Quarterly	674	(34,505)	(35,179)
1.51%	3 Month USD LIBOR	USD	2,880,000	12/17/2031	Quarterly	(2,563)	1,674	4,237
3 Month USD LIBOR	1.55%	USD	1,810,000	12/17/2031	Quarterly	—	4,932	4,932

						$(224,785)	$73,146	$297,931

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 8.50%)	Appreciation on Total Return on CSI 500 Index	GS	USD	826,647	12/07/2021	Monthly	—	32,378	32,378
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.75%	GS	USD	416,265	05/24/2022	Monthly	—	1,756	1,756
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.75%	GS	USD	450,197	05/24/2022	Monthly	—	(24,882)	(24,882)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.75%	GS	USD	224,572	05/24/2022	Monthly	—	(1,265)	(1,265)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.75%	GS	USD	5,605,065	05/24/2022	Monthly	—	120,594	120,594
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.50%	GS	USD	3,747,164	05/24/2022	Monthly	—	222,804	222,804
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	2	06/21/2022	Monthly	—	—	—
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	19,785,996	10/18/2022	Monthly	—	937,572	937,572
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	925,078	10/18/2022	Monthly	—	106,858	106,858
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	8,355,322	05/18/2023	Monthly	—	432,822	432,822
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	982,931	11/20/2023	Monthly	—	132,905	132,905

							$—	$1,961,542	$1,961,542

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Security is in default.

(h)	All or a portion of this security is purchased with collateral from securities loaned.

(i)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(k)	The following table represents the individual short positions within the custom equity basket swap as of November 30, 2021:

Shares	Description	% of Equity Basket	Value ($)

5,800,000	Alibaba Pictures Group Ltd	3.2%	595,302

4,227,000	China Molybdenum Co Ltd – Class H	13.8%	2,593,213

240,000	China Resources Beer Holdings Co Ltd	10.4%	1,968,639

1,144,000	China Youzan Ltd	0.5%	101,934

181,500	CITIC Securities Co Ltd – Class H	2.3%	431,505

9,400	Ganfeng Lithium Co Ltd – Class H	1.0%	181,677

1,362,000	Greentown Service Group Co Ltd	6.9%	1,305,186

48,900	Hong Kong Exchanges and Clearing Ltd	14.3%	2,689,080

815,000	Kingdee International Software Group Co Ltd	13.0%	2,446,101

123,000	New World Development Co Ltd	2.6%	485,660

920,800	Sands China Ltd	11.2%	2,104,311

50,000	Venus Medtech Hangzhou Inc – Class H	1.3%	249,689

79,000	Weimob Inc	0.5%	94,905

139,000	Yihai International Holding Ltd.	3.9%	745,770

2,138,000	Zijin Mining Group Co Ltd – Class H	15.1%	2,837,019

	TOTAL COMMON STOCKS		$18,829,991

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CLO - Collateralized Loan Obligation

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 99.8%

	Affiliated Issuers — 99.8%

7,217,062	GMO Alternative Allocation Fund, Class VI	125,432,539

1,602,384	GMO Asset Allocation Bond Fund, Class VI	39,514,781

791,885	GMO Emerging Country Debt Fund, Class VI	19,781,281

1,650,000	GMO Emerging Markets ex-China Fund, Class VI	31,449,000

2,373,437	GMO Emerging Markets Fund, Class VI	80,862,992

4,798,462	GMO International Equity Fund, Class IV	112,907,807

1,159,299	GMO-Usonian Japan Value Creation Fund, Class VI	24,519,164

2,950,197	GMO Multi-Sector Fixed Income Fund, Class IV	58,030,377

753,886	GMO Opportunistic Income Fund, Class VI	19,668,891

699,875	GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	19,057,589

436,851	GMO Quality Fund, Class VI	13,079,328

3,381,355	GMO U.S. Equity Fund, Class VI	53,121,091

1,510,376	GMO U.S. Small Cap Value Fund, Class VI	39,571,840

408	GMO U.S. Treasury Fund	2,053

	TOTAL MUTUAL FUNDS (COST $645,259,956)	636,998,733

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

18,825	ACE Securities Corp Home Equity Loan Trust, Series 06-ASL1, Class A,Variable Rate, 1 mo. LIBOR + 0.28%, 0.37%, due 02/25/36	3,544

Par Value† / Shares	Description	Value ($)

	Asset-Backed Securities — continued

8,196	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.59%, due 10/25/34	7,891

7,816	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 02/26/34	6,812

	Total Asset-Backed Securities	18,247

	TOTAL DEBT OBLIGATIONS (COST $23,159)	18,247

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

434,765	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	434,765

	TOTAL SHORT-TERM INVESTMENTS (COST $434,765)	434,765

	TOTAL INVESTMENTS — 99.9% (Cost $645,717,880)	637,451,745

	Other Assets and Liabilities (net) — 0.1%	483,998

	TOTAL NET ASSETS — 100.0%	$637,935,743

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

310,000	GMO Emerging Markets ex-China Fund, Class VI	5,908,600

75,255	GMO Emerging Markets Fund, Class VI	2,563,924

1,488,623	GMO International Equity Fund, Class IV	35,027,295

149,097	GMO-Usonian Japan Value Creation Fund, Class VI	3,153,407

168,080	GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	4,576,808

374,224	GMO Quality Fund, Class VI	11,204,262

994,408	GMO U.S. Equity Fund, Class VI	15,622,150

365,447	GMO U.S. Small Cap Value Fund, Class VI	9,574,721

	TOTAL MUTUAL FUNDS (COST $74,948,717)	87,631,167

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

60,399	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	60,399

	TOTAL SHORT-TERM INVESTMENTS (COST $60,399)	60,399

	TOTAL INVESTMENTS — 100.0% (Cost $75,009,116)	87,691,566

	Other Assets and Liabilities (net) — (0.0%)	(34,460)

	TOTAL NET ASSETS — 100.0%	$87,657,106

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of November 30, 2021.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

6,550,000	GMO Emerging Markets ex-China Fund, Class VI	124,843,000

7,597,032	GMO Emerging Markets Fund, Class VI	258,830,896

23,843,325	GMO International Equity Fund, Class IV	561,033,443

2,973,327	GMO-Usonian Japan Value Creation Fund, Class VI	62,885,857

3,095,345	GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	84,286,242

7,545,206	GMO Quality Fund, Class VI	225,903,480

8,320,169	GMO U.S. Equity Fund, Class VI	130,709,849

6,374,202	GMO U.S. Small Cap Value Fund, Class VI	167,004,100

	TOTAL MUTUAL FUNDS (COST $1,505,623,957)	1,615,496,867

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

647,836	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	647,836

	TOTAL SHORT-TERM INVESTMENTS (COST $647,836)	647,836

	TOTAL INVESTMENTS — 100.0% (Cost $1,506,271,793)	1,616,144,703

	Other Assets and Liabilities (net) — (0.0%)	(110,582)

	TOTAL NET ASSETS — 100.0%	$1,616,034,121

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of November 30, 2021.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 82.4%

	Argentina — 0.0%

26,136	Banco BBVA Argentina SA ADR *	77,624

12,768	Grupo Financiero Galicia SA ADR	110,826

	Total Argentina	188,450

	Australia — 2.1%

97,638	Accent Group Ltd	175,804

120,256	Adairs Ltd	306,289

135,790	Afterpay Ltd * (a)	10,398,885

94,352	Australian Pharmaceutical Industries Ltd (a) (b)	100,736

48,776	Aventus Group (REIT)	116,073

590,860	BlueScope Steel Ltd	8,212,526

577,572	Brambles Ltd	4,091,912

1,035,690	Dexus (REIT)	8,186,555

866,856	Fortescue Metals Group Ltd	10,409,863

82,845	GDI Property Group (REIT)	64,214

328,387	Genworth Mortgage Insurance Australia Ltd	522,044

2,028,976	GPT Group (The) (REIT)	7,570,589

113,888	GrainCorp Ltd – Class A	548,514

52,900	McMillan Shakespeare Ltd	470,341

123,173	Metcash Ltd (b)	354,198

106,278	Mineral Resources Ltd	3,410,763

1,839,955	Mirvac Group (REIT)	3,725,363

233,134	Mount Gibson Iron Ltd	60,393

6,900,122	Oil Search Ltd	18,555,771

188,685	Rio Tinto Ltd	12,519,764

263,842	Sandfire Resources Ltd	1,121,298

2,202,707	Scentre Group (REIT)	4,820,887

54,595	Southern Cross Media Group Ltd	78,617

972,936	Stockland (REIT)	3,003,734

80,128	Suncorp Group Ltd	613,947

53,638	Super Retail Group Ltd	475,858

884,784	Sydney Airport *	5,211,104

33,424	Virtus Health Ltd (b)	126,101

	Total Australia	105,252,143

	Belgium — 0.5%

211,211	Ageas SA/NV (b)	10,922,768

15,143	AGFA-Gevaert NV * (a)	60,962

25,582	Bekaert SA	1,029,810

24,524	bpost SA *	199,644

850	Cie d’Entreprises CFE	88,189

750	D’ieteren Group	136,838

208	Groupe Bruxelles Lambert SA	22,589

14,772	KBC Group NV	1,239,967

5,551	Orange Belgium SA	121,421

5,261	Proximus SADP (b)	95,630

2,156	Sofina SA	1,001,917

2,105	Solvay SA	235,525

Shares	Description	Value ($)

	Belgium — continued

80,733	UCB SA	8,828,113

471	VGP NV	125,402

	Total Belgium	24,108,775

	Brazil — 1.0%

135,700	Ambev SA ADR	382,674

1,962,500	Banco Bradesco SA	5,941,416

273,400	Banco do Brasil SA	1,548,433

299,700	Blau Farmaceutica SA	1,796,542

215,400	C&A Modas Ltda *	247,513

42,935	Camil Alimentos SA	73,088

106,000	CPFL Energia SA	497,772

56,200	Enjoei.com.br Atividades de Internet SA *	28,890

32,300	Equatorial Energia SA	129,675

11,100	Mahle-Metal Leve SA	57,831

965,700	Marfrig Global Foods SA	4,048,765

136,200	Ser Educacional SA	250,506

716,300	Telefonica Brasil SA	6,407,629

3,560,900	TIM SA	8,740,970

80,600	Transmissora Alianca de Energia Eletrica SA	516,559

869,600	Vale SA Sponsored ADR	10,756,952

1,178,700	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	2,344,044

1,780,900	Vibra Energia SA	6,893,173

	Total Brazil	50,662,432

	Canada — 1.8%

19,000	Advantage Energy Ltd *	105,452

55,200	Bank of Montreal	5,748,803

1,798,333	Bombardier Inc – Class B *	2,435,411

188,168	Brookfield Asset Management Inc – Class A	10,569,397

122,900	Canaccord Genuity Group Inc	1,365,181

134,200	Canadian Apartment Properties (REIT)	5,973,316

27,900	Canadian Tire Corp Ltd – Class A	3,687,531

34,800	Canadian Western Bank	1,006,311

110,400	Canfor Corp *	2,355,004

8,200	Canfor Pulp Products Inc * (b)	39,862

18,200	Cascades Inc	191,339

39,700	Celestica Inc * (c)	406,131

112,900	Celestica Inc * (c)	1,156,884

29,300	Cenovus Energy Inc	347,715

9,800	Cogeco Inc	612,572

238,700	Corus Entertainment Inc – B Shares	921,203

16,300	Crescent Point Energy Corp	70,179

2,900	Fairfax Financial Holdings Ltd	1,287,060

37,900	Finning International Inc	965,709

22,000	Great-West Lifeco Inc	638,585

25,400	iA Financial Corp Inc	1,349,683

26,800	Imperial Oil Ltd (c)	886,812

48,600	Imperial Oil Ltd (b) (c)	1,606,621

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

44,600	Interfor Corp	1,113,734

28,500	Intertape Polymer Group Inc	545,927

10,800	Laurentian Bank of Canada (b)	310,274

29,200	Linamar Corp	1,676,408

101,700	Magna International Inc	7,622,823

5,400	Morguard North American Residential Real Estate Investment Trust	73,384

7,800	National Bank of Canada	606,134

133,585	Nutrien Ltd	8,832,640

4,300	Parex Resources Inc	68,937

124,900	Power Corp of Canada (b)	4,029,222

26,100	PrairieSky Royalty Ltd	285,221

3,500	Russel Metals Inc	90,798

582,997	Shaw Communications Inc – Class B	16,885,897

38,300	Teck Resources Ltd – Class B	1,014,567

6,900	Tourmaline Oil Corp	229,613

11,800	Transat AT Inc * (b)	41,660

14,320	Transcontinental Inc – Class A	208,615

11,900	Wajax Corp	215,652

26,300	West Fraser Timber Co Ltd	2,162,552

	Total Canada	89,740,819

	Chile — 0.1%

15,002	CAP SA	135,516

107,776	Cencosud Shopping SA	114,266

15,900	Cia Cervecerias Unidas SA Sponsored ADR	255,513

9,850,979	Colbun SA	645,906

521,373	Falabella SA	1,613,731

62,938	Inversiones La Construccion SA	190,259

	Total Chile	2,955,191

	China — 7.8%

5,525	17 Education & Technology Group Inc ADR *	10,663

3,097,720	361 Degrees International Ltd * (b)	1,549,697

270,000	7Road Holdings Ltd *	83,928

14,250	A-Living Smart City Services Co Ltd	33,587

2,927,000	Agile Group Holdings Ltd	1,925,157

140,272	Agricultural Bank of China Ltd – Class A	64,014

49,881,280	Agricultural Bank of China Ltd – Class H	16,474,422

102,000	AK Medical Holdings Ltd	87,169

10,900	Alibaba Group Holding Ltd *	174,048

15,496	Alibaba Group Holding Ltd Sponsored ADR *	1,976,205

278,000	Angang Steel Co Ltd – Class H	123,168

54,120	ANTA Sports Products Ltd	864,228

200	Ascentage Pharma Group International *	832

30,980	Autohome Inc ADR	1,058,587

68,000	AviChina Industry & Technology Co Ltd – Class H	44,725

8,276,500	BAIC Motor Corp Ltd – Class H	3,410,684

13,900	Baidu Inc Sponsored ADR *	2,082,776

Shares	Description	Value ($)

	China — continued

4,197,596	Bank of China Ltd – Class A	2,009,069

50,884,720	Bank of China Ltd – Class H	17,669,011

25,864,000	Bank of Communications Co Ltd – Class H	15,059,087

15,700	Baozun Inc Sponsored ADR *	216,503

475,500	Beijing Enterprises Holdings Ltd	1,604,319

73,800	BEST Inc ADR *	76,752

7,632	Beyondspring Inc *	97,461

8,700	Burning Rock Biotech Ltd ADR *	134,502

317,220	BYD Electronic International Co Ltd (b)	1,173,567

1,281,000	China Aoyuan Group Ltd	358,044

108,000	China BlueChemical Ltd – Class H	32,783

11,555,000	China Cinda Asset Management Co Ltd – Class H	1,846,311

8,425,893	China Communications Services Corp Ltd – Class H	4,011,221

12,155,513	China Construction Bank Corp – Class H	7,920,606

1,548,000	China Datang Corp Renewable Power Co Ltd – Class H	595,088

2,419,480	China Dongxiang Group Co Ltd	221,255

189,000	China East Education Holdings Ltd *	197,289

22,000	China Education Group Holdings Ltd	40,470

3,734,000	China Energy Engineering Corp Ltd – Class H (b)	528,653

1,726,000	China Everbright Bank Co Ltd – Class H	591,767

72,000	China Everbright Ltd	77,558

3,098,200	China Feihe Ltd	4,144,522

84,168	China Gas Holdings Ltd	151,849

3,659,000	China Greenfresh Group Co Ltd * (d)	—

231,000	China High Speed Transmission Equipment Group Co Ltd – Class H *	191,250

4,720,500	China Hongqiao Group Ltd	4,569,535

68,332,000	China Huarong Asset Management Co Ltd – Class H * (d)	6,659,697

107,436	China International Marine Containers Group Co Ltd – Class A	287,027

2,725,480	China Lesso Group Holdings Ltd	3,958,011

803,000	China Lilang Ltd	430,022

137,600	China Longyuan Power Group Corp Ltd – Class H	281,264

5,130,925	China Medical System Holdings Ltd	8,403,394

290,120	China Merchants Bank Co Ltd – Class A	2,251,020

594,600	China Molybdenum Co Ltd – Class A	549,894

6,420,000	China National Building Material Co Ltd – Class H	6,897,126

51,000	China New Higher Education Group Ltd	25,605

355,520	China Oriental Group Co Ltd	93,966

1,323,000	China Overseas Grand Oceans Group Ltd	596,711

3,207,980	China Overseas Land & Investment Ltd	7,375,005

74,840	China Pacific Insurance Group Co Ltd – Class A	317,831

178,728	China Pacific Insurance Group Co Ltd – Class H	518,420

2,600	China Petroleum & Chemical Corp ADR	113,750

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

728,600	China Petroleum & Chemical Corp – Class A	460,234

33,290,000	China Petroleum & Chemical Corp – Class H	14,511,418

116,676	China Railway Group Ltd – Class A	96,902

22,483,000	China Railway Group Ltd – Class H	10,688,749

190,080	China Railway Signal & Communication Corp Ltd – Class A	144,924

629,000	China Railway Signal & Communication Corp Ltd – Class H (b)	221,441

4,560,320	China Reinsurance Group Corp – Class H	426,540

152,160	China Resources Gas Group Ltd	787,842

666,640	China Resources Land Ltd	2,785,032

4,975,000	China Resources Pharmaceutical Group Ltd	2,163,460

121,000	China Risun Group Ltd	73,175

510,000	China Shineway Pharmaceutical Group Ltd	470,480

2,586,000	China South City Holdings Ltd	171,942

394,000	China State Construction International Holdings Ltd	398,369

60	China Tian Lun Gas Holdings Ltd	57

5,902,000	China Traditional Chinese Medicine Holdings Co Ltd	2,840,830

24,300	China Yuchai International Ltd	287,955

4,237,600	China Zhongwang Holdings Ltd * (b) (e)	912,948

315,000	Chongqing Rural Commercial Bank Co Ltd – Class H	107,451

136,000	CIFI Ever Sunshine Services Group Ltd	228,815

10,334,000	CITIC Ltd	9,308,619

2,865,000	Country Garden Holdings Co Ltd ADR (b)	2,524,975

8,076,000	CSPC Pharmaceutical Group Ltd	8,372,856

11,064,000	Dongfeng Motor Group Co Ltd – Class H	10,271,041

2,539,000	Dongyue Group Ltd	4,795,212

158,460	ENN Energy Holdings Ltd	2,966,870

1,897,334	Fangda Special Steel Technology Co Ltd – Class A	2,152,299

2,878,500	Fantasia Holdings Group Co Ltd	115,965

3,558,000	Fosun International Ltd	3,882,953

58,100	Fuyao Glass Industry Group Co Ltd – Class A	422,557

84,200	Gaotu Techedu Inc *	224,814

546,000	GCL New Energy Holdings Ltd *	21,602

69,000	Geely Automobile Holdings Ltd	204,841

142,040	Greenland Hong Kong Holdings Ltd	28,709

320,080	Guangdong Investment Ltd	425,943

696,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	1,697,013

3,602,400	Guangzhou R&F Properties Co Ltd – Class H (b)	1,949,755

83,800	Haier Smart Home Co Ltd – Class H	312,707

535,900	Hello Group Inc Sponsored ADR	6,200,363

1,270,544	Hisense Home Appliances Group Co Ltd – Class A	2,263,230

Shares	Description	Value ($)

	China — continued

571,000	Hisense Home Appliances Group Co Ltd – Class H	549,431

9,764	Hollysys Automation Technologies Ltd *	150,951

244,000	Hope Education Group Co Ltd	53,215

877,910	Hopson Development Holdings Ltd	2,124,288

1,000	Huabao International Holdings Ltd	2,869

29,900	HUYA Inc ADR *	257,439

88	Industrial & Commercial Bank of China Ltd – Class A	63

7,564,696	Industrial & Commercial Bank of China Ltd – Class H	3,997,435

667,993	Inner Mongolia Eerduosi Resources Co Ltd – Class A	2,756,705

24,000	InnoCare Pharma Ltd *	60,938

62,000	Joy Spreader Group Inc * (b)	17,384

82,500	JW Cayman Therapeutics Co Ltd * (b)	133,404

1,653,000	Kaisa Group Holdings Ltd *	224,696

31,200	KE Holdings Inc ADR *	624,312

891,500	Kingboard Holdings Ltd	4,475,230

66,260	Kingboard Laminates Holdings Ltd	116,180

3,000	Koolearn Technology Holding Ltd * (b)	3,134

334,000	Kunlun Energy Co Ltd	314,123

30,660	KWG Group Holdings Ltd	22,736

87,000	KWG Living Group Holdings Ltd	52,592

43,606	Lao Feng Xiang Co Ltd – Class A	310,461

913,700	Legend Holdings Corp – Class H	1,441,880

10,092,000	Lenovo Group Ltd	10,334,299

60,000	Lifetech Scientific Corp *	32,435

516,500	Livzon Pharmaceutical Group Inc – Class H	1,689,411

73,880	Logan Group Co Ltd	71,284

97,120	Longfor Group Holdings Ltd	461,006

5,363,640	Lonking Holdings Ltd	1,383,812

101,592	Lufax Holding Ltd ADR *	648,157

113,500	Luye Pharma Group Ltd * (b)	52,034

13,831,000	Metallurgical Corp of China Ltd – Class H	3,491,994

552,000	MMG Ltd *	199,921

29,000	Mobvista Inc *	25,327

15,508	NetEase Inc	334,815

64	NetEase Inc ADR	6,895

55,000	Netjoy Holdings Ltd *	21,541

106,000	Newborn Town Inc *	52,403

2,980,000	Nexteer Automotive Group Ltd	3,852,654

1,508,000	Nine Dragons Paper Holdings Ltd	1,682,084

48,800	OneConnect Financial Technology Co Ltd *	124,928

1,288,440	PAX Global Technology Ltd	996,910

77,400	PetroChina Co Ltd ADR	3,362,256

10,374,000	PetroChina Co Ltd – Class H	4,492,028

8,825,720	PICC Property & Casualty Co Ltd – Class H	7,545,479

106,920	Ping An Insurance Group Co of China Ltd – Class A	808,577

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,291,000	Ping An Insurance Group Co of China Ltd – Class H	8,949,524

754,000	Poly Property Group Co Ltd	189,530

35,800	Poly Property Services Co Ltd – Class H	243,319

2,812,929	Postal Savings Bank of China Co Ltd – Class A	2,236,195

2,985,000	Powerlong Real Estate Holdings Ltd	1,798,082

59,000	Q Technology Group Co Ltd	83,017

6,500	Remegen Co Ltd – Class H *	87,846

4,000	ReneSola Ltd ADR *	27,600

265,000	Road King Infrastructure Ltd	247,257

18,000	Sany Heavy Equipment International Holdings Co Ltd	18,687

562,000	Seazen Group Ltd *	403,039

372,000	Shanghai Jin Jiang Capital Co Ltd – Class H	137,521

86,100	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	202,112

2,893,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	5,276,141

312,000	Shenzhen Investment Ltd	70,818

16,496	Shenzhou International Group Holdings Ltd	309,759

2,129,680	Shimao Group Holdings Ltd	2,454,419

7,691,000	Sihuan Pharmaceutical Holdings Group Ltd * (b)	1,499,557

2,931,040	Sinopec Engineering Group Co Ltd – Class H	1,426,850

6,318,400	Sinopharm Group Co Ltd – Class H	13,731,360

2,772,940	Sinotruk Hong Kong Ltd	4,103,516

8,610,000	Skyworth Group Ltd *	5,225,748

250,000	SSY Group Ltd	125,032

1,242,000	Sunac China Holdings Ltd	2,227,323

39,272	Sunny Optical Technology Group Co Ltd	1,182,904

3,964,000	TCL Electronics Holdings Ltd *	2,084,391

237,925	Tencent Holdings Ltd	13,875,562

15,092	Tencent Holdings Ltd ADR	882,127

10,300	Tencent Music Entertainment Group ADR *	74,057

914,000	Tianjin Port Development Holdings Ltd	71,922

221,000	Tianli Education International Holdings Ltd	52,678

3,734,000	Tianneng Power International Ltd (b)	4,117,743

40,200	Up Fintech Holding Ltd ADR *	242,808

211,200	Vipshop Holdings Ltd ADR *	2,063,424

240	Want Want China Holdings Ltd	203

31,000	Weichai Power Co Ltd – Class H	54,980

1,158,629	Weifu High-Technology Group Co Ltd – Class A	3,825,891

106,000	Xiabuxiabu Catering Management China Holdings Co Ltd *	73,203

29,200	Yeahka Ltd * (b)	104,585

3,300	Youdao Inc ADR *	52,338

8,439,487	Yuzhou Group Holdings Co Ltd (b)	834,173

Shares	Description	Value ($)

	China — continued

198,000	Zhaojin Mining Industry Co Ltd – Class H	206,684

800	Zhejiang Expressway Co Ltd – Class H	755

622,350	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	1,234,391

220,000	Zhenro Properties Group Ltd	124,134

955,180	Zhongsheng Group Holdings Ltd	7,823,710

190,500	Zhou Hei Ya International Holdings Co Ltd *	174,996

524,400	Zhuzhou CRRC Times Electric Co Ltd – Class H	3,442,144

971,600	Zijin Mining Group Co Ltd – Class A	1,559,022

289,800	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	190,277

	Total China	382,945,063

	Czech Republic — 0.1%

320,035	Moneta Money Bank AS *	1,363,485

17,111	O2 Czech Republic AS *	199,313

1,101	Philip Morris CR AS	760,464

	Total Czech Republic	2,323,262

	Denmark — 0.6%

1,253	AP Moller – Maersk A/S – Class A	3,586,018

2,022	AP Moller – Maersk A/S – Class B	6,087,779

2,629	Carlsberg A/S – Class B	408,280

512,497	Danske Bank A/S	8,473,341

17,339	Matas A/S	319,733

64,667	Pandora A/S	8,046,024

60,981	Scandinavian Tobacco Group A/S	1,119,211

	Total Denmark	28,040,386

	Egypt — 0.0%

214,915	Commercial International Bank Egypt SAE *	699,564

993,075	Eastern Co SAE	705,549

123,970	Medinet Nasr Housing	18,760

32,198	Misr Fertilizers Production Co SAE	195,750

	Total Egypt	1,619,623

	Finland — 0.4%

71,028	Kesko Oyj – B Shares	2,230,082

143,718	Neste Oyj	6,797,418

1,393,222	Nokia Oyj *	7,808,527

53,364	Outokumpu Oyj *	311,137

5,821	Sanoma Oyj	88,013

354	Tokmanni Group Corp	7,451

17,130	Uponor Oyj	394,282

	Total Finland	17,636,910

	France — 1.8%

46,270	ALD SA	650,234

16,512	Amundi SA	1,373,692

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	France — continued

41,187	APERAM SA	1,978,969

115,984	ArcelorMittal SA	3,148,716

1,788	Axway Software SA (a)	56,630

205,782	BNP Paribas SA	12,789,273

1,836	Boiron SA (b)	75,184

909	Caisse Regionale de Credit Agricole Mutuel Nord de France	20,111

681	Christian Dior SE	514,522

94,333	Cie de Saint-Gobain	5,983,511

36,170	Coface SA *	492,138

120,410	Derichebourg SA *	1,262,740

1,461	Eramet SA *	114,016

820	Groupe Crit (b)	56,402

989	HEXAOM (b)	42,636

3,533	Ipsen SA	344,801

33,240	IPSOS	1,504,002

4,362	Kaufman & Broad SA	163,812

10,240	Kering SA	7,885,721

13,060	LVMH Moet Hennessy Louis Vuitton SE	10,155,381

1,885	Mersen SA	68,665

66,711	Metropole Television SA	1,286,404

23,501	Nexity SA	1,008,711

168,476	Publicis Groupe SA	10,901,880

41,751	Quadient SA	906,279

2,190	Rothschild & Co	93,850

2,527	Rubis SCA	69,571

97,995	Safran SA	10,945,428

12,867	Sanofi	1,223,167

12,207	Schneider Electric SE	2,166,424

16,634	Societe BIC SA	857,569

269,039	Societe Generale SA	8,371,771

1,769	Synergie SE	70,318

155,310	Television Francaise 1	1,500,608

54	TotalEnergies SE (c)	2,485

2,003	TotalEnergies SE (c)	91,794

3,445	Vicat SA	133,336

1,584	Vilmorin & Cie SA	97,258

	Total France	88,408,009

	Germany — 1.4%

21,598	ADVA Optical Networking SE *	310,853

279	Amadeus Fire AG	57,334

126,111	Bayer AG (Registered)	6,360,723

57,997	Bayerische Motoren Werke AG	5,559,211

65,331	Beiersdorf AG	6,497,956

38,018	CECONOMY AG *	150,865

933	Cewe Stiftung & Co KGaA	133,958

2,939	Covestro AG	165,761

173,433	Daimler AG (Registered)	16,242,523

25,426	Deutsche Pfandbriefbank AG	296,581

10,144	Deutsche Post AG (Registered)	599,120

2,151	Draegerwerk AG & Co KGaA (a)	126,140

Shares	Description	Value ($)

	Germany — continued

110,942	Fresenius SE & Co KGaA (a)	4,199,056

887	Grammer AG *	17,650

4,837	Hamburger Hafen und Logistik AG	106,752

45,498	HeidelbergCement AG	3,027,048

2,202	Hornbach Holding AG & Co KGaA	276,223

173,307	Kloeckner & Co SE *	1,863,517

17,781	Merck KGaA	4,394,665

41,480	ProSiebenSat.1 Media SE	609,389

5,785	RTL Group SA	297,563

25,738	Salzgitter AG *	761,221

35,072	SAP SE (a)	4,494,520

52,722	Siltronic AG	7,938,450

7,018	Traton SE	165,279

10,833	Volkswagen AG	3,018,484

813	Wuestenrot & Wuerttembergische AG	15,783

	Total Germany	67,686,625

	Greece — 0.0%

36,625	Hellenic Telecommunications Organization SA	632,743

18,868	JUMBO SA	264,134

	Total Greece	896,877

	Hong Kong — 0.8%

53,500	ASM Pacific Technology Ltd	559,919

102,388	Budweiser Brewing Co APAC Ltd	259,998

277,000	Chow Sang Sang Holdings International Ltd	392,185

1,751,000	CITIC Telecom International Holdings Ltd	587,930

7,500	CK Asset Holdings Ltd (a)	42,900

1,226,000	CK Hutchison Holdings Ltd	7,675,018

7,500	CLP Holdings Ltd	73,477

1,170,000	CSI Properties Ltd	32,422

274,400	Dah Sing Banking Group Ltd	237,274

160,800	Dah Sing Financial Holdings Ltd	477,567

3,594,000	First Pacific Co Ltd	1,290,647

702,175	Galaxy Entertainment Group Ltd *	3,817,322

994,000	Giordano International Ltd	188,338

450,000	HK Electric Investments & HK Electric Investments Ltd – Class SS	440,589

800,000	HKT Trust & HKT Ltd – Class SS	1,082,838

6,200	iClick Interactive Asia Group Ltd ADR *	41,106

684,000	IGG Inc	646,588

317,000	Johnson Electric Holdings Ltd	690,604

174,000	JS Global Lifestyle Co Ltd	341,611

443,000	K Wah International Holdings Ltd	171,034

148,000	Kerry Logistics Network Ltd (b)	421,449

894,000	Kerry Properties Ltd	2,324,702

1,124,000	Pacific Textiles Holdings Ltd	588,959

5,531,000	PCCW Ltd	2,793,692

369,000	Power Assets Holdings Ltd	2,223,108

201,000	Regal Real Estate Investment Trust	37,842

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

832,000	Shun Tak Holdings Ltd *	221,461

350,000	Singamas Container Holdings Ltd	52,622

55,000	SITC International Holdings Co Ltd	219,581

139,500	SmarTone Telecommunications Holdings Ltd	74,288

285,000	Sun Hung Kai & Co Ltd	178,115

11,500	Sun Hung Kai Properties Ltd (a)	140,032

139,500	Swire Pacific Ltd – Class A	770,197

40,000	TAI Cheung Holdings Ltd	24,462

414,000	VPower Group International Holdings Ltd – Class H	64,485

982,000	VSTECS Holdings Ltd	882,724

288,300	VTech Holdings Ltd	2,379,830

4,593,340	WH Group Ltd	2,890,116

411,920	Xinyi Glass Holdings Ltd	1,004,801

593,500	Yue Yuen Industrial Holdings Ltd *	1,031,624

	Total Hong Kong	37,373,457

	Hungary — 0.1%

51,886	OTP Bank Nyrt *	2,864,949

	India — 2.6%

1,025	Adani Transmission Ltd *	24,422

10	Amara Raja Batteries Ltd	82

34,479	Ambuja Cements Ltd	171,738

560,207	Apollo Tyres Ltd	1,522,855

491,260	Arvind Ltd *	761,104

59,140	Asian Paints Ltd	2,475,659

10	Astral Ltd	293

2,587	AU Small Finance Bank Ltd *	37,668

172,056	Axis Bank Ltd *	1,489,807

6,100	Azure Power Global Ltd *	125,660

8,831	Bajaj Consumer Care Ltd	21,470

85,212	Balrampur Chini Mills Ltd	354,876

49,336	Bharat Electronics Ltd	133,458

7,165	Clean Science & Technology Ltd *	204,561

319,762	Coal India Ltd	645,135

8	Colgate-Palmolive India Ltd	152

6,949	Coromandel International Ltd	68,168

8,488	Cummins India Ltd	99,180

3	Cyient Ltd	41

52,947	Dhampur Sugar Mills Ltd	195,691

82	Dr Lal PathLabs Ltd	4,136

5,075	Dr Reddy’s Laboratories Ltd ADR	316,883

5,829	Emami Ltd	40,858

26,184	Engineers India Ltd	24,792

12	Exide Industries Ltd	26

7,780	Finolex Industries Ltd	22,011

285,116	GAIL India Ltd	491,610

77,288	Glenmark Pharmaceuticals Ltd	537,986

4,938	Godrej Properties Ltd *	128,850

4,341	Graphite India Ltd	23,453

Shares	Description	Value ($)

	India — continued

18	Gujarat Gas Ltd	160

6,124	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	34,575

14,942	Gujarat State Petronet Ltd	62,275

1,125,154	HCL Technologies Ltd	17,052,464

77,139	HDFC Bank Ltd	1,525,374

13,400	HDFC Bank Ltd ADR	877,298

12,504	Hindustan Aeronautics Ltd	211,184

166,924	Hindustan Petroleum Corp Ltd	655,206

53,452	Hindustan Unilever Ltd	1,649,652

34,458	Hindustan Zinc Ltd *	152,498

75,399	Housing Development Finance Corp Ltd	2,690,597

254,908	ICICI Bank Ltd	2,401,581

48,700	ICICI Bank Ltd Sponsored ADR	899,002

1,398,683	Indiabulls Housing Finance Ltd	4,230,672

265,494	Indiabulls Real Estate Ltd *	592,721

385,620	Indian Oil Corp Ltd	606,359

1,027	Indus Towers Ltd	3,853

9,907	Infosys Ltd	225,917

291,400	Infosys Ltd Sponsored ADR (a)	6,579,812

18,153	Ipca Laboratories Ltd	507,301

5,294,734	ITC Ltd	15,596,185

239,470	Jai Balaji Industries Ltd *	170,414

802,798	Karnataka Bank Ltd (The)	673,823

16	KEI Industries Ltd	234

3	KNR Constructions Ltd	11

5	L&T Technology Services Ltd	351

2,174	Larsen & Toubro Infotech Ltd	195,976

8,975	Mahanagar Gas Ltd	109,158

620,209	Mahindra & Mahindra Ltd	6,888,887

1,700	MakeMyTrip Ltd *	41,395

122	Manappuram Finance Ltd	265

30,354	Marico Ltd	218,130

42,620	Mindtree Ltd	2,423,936

2	Mphasis Ltd	75

133,116	National Aluminium Co Ltd	156,024

54,362	NBCC India Ltd	29,105

153,078	NCC Ltd	144,366

109,934	NHPC Ltd	45,563

214,784	NMDC Ltd	378,904

1,441,973	NTPC Ltd	2,441,636

10,240	Oberoi Realty Ltd *	113,015

7,226,386	Oil & Natural Gas Corp Ltd	13,585,306

908	Oracle Financial Services Software Ltd	50,978

2	Persistent Systems Ltd	110

40,870	Petronet LNG Ltd	119,172

2	PI Industries Ltd	76

5,207	PNC Infratech Ltd	20,703

6	Polycab India Ltd	184

3,710,582	Power Finance Corp Ltd	5,768,859

404,405	Power Grid Corp of India Ltd	1,110,439

27,090	Prestige Estates Projects Ltd	151,624

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued

464,901	PTC India Ltd	684,073

132,791	Rajesh Exports Ltd	1,317,234

4,831,953	REC Ltd	8,719,009

19,048	Redington India Ltd	36,972

922	Reliance Industries Ltd	29,429

10	SKF India Ltd	521

8,836	Sobha Ltd	100,142

86,897	Steel Authority of India Ltd	115,220

5,445	Sterlite Technologies Ltd	19,904

116,372	Sun Pharmaceutical Industries Ltd	1,163,605

14,130	Sun TV Network Ltd	97,525

4,130	Sunteck Realty Ltd	23,886

690	Supreme Industries Ltd	19,910

114,647	Tata Consultancy Services Ltd	5,397,023

408,295	Tata Motors Ltd – Class A *	1,395,152

107,832	Tata Steel Ltd	1,528,482

63,688	Titan Co Ltd	2,008,256

91,435	TV18 Broadcast Ltd *	50,263

3	United Spirits Ltd *	35

21,882	UPL Ltd	198,871

5,013	Vardhman Textiles Ltd	135,252

17,544	Welspun Corp Ltd	38,243

279,799	Wipro Ltd	2,361,066

21	Zensar Technologies Ltd	124

	Total India	126,756,227

	Indonesia — 0.4%

18,203,100	Bank Central Asia Tbk PT	9,249,504

5,145,700	Bank Mandiri Persero Tbk PT	2,512,025

1,174,881	Bank Negara Indonesia Persero Tbk PT	556,106

3,202,200	Bank Pembangunan Daerah Jawa Timur Tbk PT	166,569

19,349,500	Bank Rakyat Indonesia Persero Tbk PT	5,513,388

2,540,600	Gajah Tunggal Tbk PT	118,918

634,000	Indo Tambangraya Megah Tbk PT	952,090

45,688,800	Panin Financial Tbk PT *	567,950

6,069,800	Ramayana Lestari Sentosa Tbk PT *	313,196

4,132,300	Telkom Indonesia Persero Tbk PT	1,150,538

333,500	Timah Tbk PT *	36,722

	Total Indonesia	21,137,006

	Ireland — 0.5%

345,259	AIB Group Plc *	756,495

747,867	Bank of Ireland Group Plc*	4,088,937

1,924	CRH Plc	93,535

44,100	CRH Plc Sponsored ADR	2,146,788

47,818	Glanbia Plc	618,138

305,052	Hibernia REIT Plc	450,870

7,809	Kingspan Group Plc	905,448

44,395	Origin Enterprises Plc	176,552

68,587	Permanent TSB Group Holdings Plc*	120,327

270,317	Ryanair Holdings Plc*	4,374,149

Shares	Description	Value ($)

	Ireland — continued

52,276	Ryanair Holdings Plc Sponsored ADR *	4,994,972

96,866	Smurfit Kappa Group Plc (c)	4,964,877

14,978	Smurfit Kappa Group Plc (c)	761,504

	Total Ireland	24,452,592

	Israel — 0.3%

339,501	Bank Leumi Le-Israel BM	3,266,887

53,400	Check Point Software Technologies Ltd *	5,943,954

57,020	Isracard Ltd	249,624

699	Mizrahi Tefahot Bank Ltd	25,703

836,336	Oil Refineries Ltd *	214,302

818,700	Teva Pharmaceutical Industries Ltd Sponsored ADR *	6,754,275

	Total Israel	16,454,745

	Italy — 1.1%

102,267	A2A SPA	199,530

25,505	ACEA SPA	518,580

44,306	Anima Holding SPA	208,549

52,995	Arnoldo Mondadori Editore SPA *	119,891

13,772	Azimut Holding SPA	380,914

34,653	Banca IFIS SPA	577,489

213,208	Banco BPM SPA (b)	593,895

7,074	Buzzi Unicem SPA	147,948

5,816	Cementir Holding NV	53,715

2,590	CNH Industrial NV	42,513

60,403	Credito Emiliano SPA	391,753

13,883	De’ Longhi SPA	465,442

304,698	Enel SPA	2,308,807

16,855	Esprinet SPA (b)	228,538

206,186	EXOR NV	18,076,532

9,105	Hera SPA	34,981

100,916	IMMSI SPA * (b)	51,942

368,337	Italgas SPA	2,316,563

23,101	La Doria SPA	431,357

516,535	Leonardo SPA *	3,494,144

118,608	Mediobanca Banca di Credito Finanziario SPA	1,312,012

245,931	Poste Italiane SPA (b)	3,092,777

1,097	Prima Industrie SPA *	21,062

1,858	Sabaf SPA	48,006

17,085	Stellantis NV	291,534

8,796,507	Telecom Italia SPA (b)	4,570,541

17,563,897	Telecom Italia SPA – RSP	8,577,836

13,005	Unieuro SPA	298,101

506,487	Unipol Gruppo SPA	2,630,736

	Total Italy	51,485,688

	Japan — 11.7%

8,900	ADEKA Corp	187,855

68,800	Aeon Delight Co Ltd	2,152,501

546,500	Aeon Mall Co Ltd	7,740,699

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

108,900	AGC Inc	5,303,100

15,500	Aichi Corp	106,568

38,000	Aisin Corp	1,394,449

177,600	Amano Corp	3,888,743

29,500	AOKI Holdings Inc	159,457

15,100	Arcland Sakamoto Co Ltd	220,284

168,200	Arcs Co Ltd	3,070,336

964,300	Asahi Kasei Corp	9,016,150

361,600	Astellas Pharma Inc	5,670,014

9,100	Bando Chemical Industries Ltd	68,000

182,700	Brother Industries Ltd	3,135,578

18,800	Calbee Inc	422,387

5,600	Canon Electronics Inc	73,431

82,500	Canon Inc	1,814,400

26,100	Canon Marketing Japan Inc	503,780

4,800	Central Glass Co Ltd	81,955

4,000	Chiyoda Integre Co Ltd	76,362

377,800	Chugoku Marine Paints Ltd	2,868,032

9,600	CONEXIO Corp	119,058

59,200	Dai Nippon Printing Co Ltd	1,389,432

13,700	Dai Nippon Toryo Co Ltd	95,437

4,000	Dai-Dan Co Ltd	72,252

3,700	Dai-ichi Life Holdings Inc	74,128

89,200	Daihen Corp	3,370,252

4,800	Daiichi Jitsugyo Co Ltd	207,237

2,800	Daito Pharmaceutical Co Ltd (b)	70,375

138,400	Daiwa House Industry Co Ltd	4,019,150

752,900	Daiwabo Holdings Co Ltd	11,946,670

224,800	Denka Co Ltd	6,578,835

2,000	Dowa Holdings Co Ltd	73,877

5,000	Eizo Corp	173,451

114,300	Electric Power Development Co Ltd	1,448,220

471,900	EXEO Group Inc	9,995,764

9,200	FJ Next Holdings Co Ltd (b)	78,930

242,500	Fuji Corp	5,292,922

4,300	Fuji Pharma Co Ltd	40,980

4,100	FUJIFILM Holdings Corp	322,510

2,900	Fujimori Kogyo Co Ltd	91,573

29,500	Fujitsu Ltd (a)	4,875,871

6,800	Furuno Electric Co Ltd	68,456

7,800	Furyu Corp	87,604

14,800	G-7 Holdings Inc	215,544

21,800	Hanwa Co Ltd	588,784

588,794	Haseko Corp	6,993,212

834,100	Hazama Ando Corp	6,181,056

5,900	Heiwado Co Ltd	96,305

194,100	Hitachi Ltd	11,370,018

8,400	Hitachi Zosen Corp	62,020

2,700	Hochiki Corp	29,628

105,700	Hogy Medical Co Ltd (a)	2,793,782

499,800	Honda Motor Co Ltd	13,686,905

27,400	Horiba Ltd	1,625,101

Shares	Description	Value ($)

	Japan — continued

3,800	Hosokawa Micron Corp	94,869

10,100	Hyakujushi Bank Ltd (The)	120,168

105,700	Iida Group Holdings Co Ltd	2,182,742

255,200	Inabata & Co Ltd	3,433,066

1,132,900	Inpex Corp	9,270,058

97,600	Isuzu Motors Ltd	1,308,096

517,200	ITOCHU Corp	14,790,939

3,600	Itochu Enex Co Ltd	30,151

1,600	Itochu-Shokuhin Co Ltd	69,350

58,500	Itoham Yonekyu Holdings Inc	330,671

29,400	Itoki Corp	88,547

15,600	Jaccs Co Ltd	377,580

38,200	JAFCO Group Co Ltd	2,386,818

37,100	Japan Post Insurance Co Ltd	573,103

72,100	Japan Tobacco Inc	1,436,005

68,400	JFE Holdings Inc	779,610

10,200	Juroku Financial Group Inc	177,583

450,700	JVCKenwood Corp	654,738

844,000	K’s Holdings Corp	8,541,934

8,400	Kadokawa Corp	445,180

11,500	Kaga Electronics Co Ltd	296,037

295,100	Kajima Corp	3,245,457

13,400	Kamei Corp	117,042

112,100	Kanamoto Co Ltd	2,126,070

54,900	Kandenko Co Ltd	390,738

7,200	Kaneka Corp	234,120

349,900	Kanematsu Corp	3,783,747

4,400	Kato Sangyo Co Ltd	122,687

631,100	KDDI Corp	18,311,465

53,500	Kinden Corp	774,423

405,100	Kirin Holdings Co Ltd	6,454,329

19,400	Kitz Corp	119,717

7,279	Kohnan Shoji Co Ltd	212,988

29,500	Kokuyo Co Ltd	431,327

43,100	Komeri Co Ltd	929,217

491,700	Konica Minolta Inc	2,024,685

212,500	Konoike Transport Co Ltd	2,037,914

1,700	Krosaki Harima Corp	58,326

8,500	Kumagai Gumi Co Ltd	196,229

11,300	Kyokuto Kaihatsu Kogyo Co Ltd	139,327

13,600	Kyosan Electric Manufacturing Co Ltd	51,650

250,500	Kyudenko Corp	7,391,020

11,700	Lintec Corp	257,048

1,800	Macnica Fuji Electronics Holdings Inc	40,418

322,900	Macromill Inc	2,611,924

332,000	Mandom Corp	4,165,900

105,400	Marubeni Corp	942,526

6,400	Maruha Nichiro Corp	127,976

304,700	Maruichi Steel Tube Ltd	6,496,735

5,400	Maruzen Showa Unyu Co Ltd	150,575

400	Matsuda Sangyo Co Ltd	9,497

340,700	Maxell Ltd	3,927,602

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

55,900	MCJ Co Ltd	487,126

1,600	Melco Holdings Inc	54,898

4,300	Mirait Holdings Corp	74,317

9,400	Mitsubishi Corp	279,504

19,200	Mitsubishi Gas Chemical Co Inc	317,542

5,300	Mitsubishi Research Institute Inc (a)	173,126

5,400	Mitsubishi Shokuhin Co Ltd	128,171

3,115,100	Mitsubishi UFJ Financial Group Inc	16,452,030

11,100	Mitsuboshi Belting Ltd	188,797

48,400	Mitsui & Co Ltd	1,088,197

49,800	Mitsui Chemicals Inc	1,326,519

12,600	Mitsui DM Sugar Holdings Co Ltd	206,560

39,270	Mixi Inc	699,413

13,900	Modec Inc	170,758

243,600	Morinaga & Co Ltd	7,575,224

297,200	MS&AD Insurance Group Holdings Inc	8,665,942

13,800	MTI Ltd (b)	70,815

43,900	NEC Networks & System Integration Corp (a)	700,376

3,900	NGK Insulators Ltd	61,592

243,400	NH Foods Ltd	8,274,822

12,400	Nichias Corp	279,753

15,400	Nichiha Corp	377,855

8,400	Nichireki Co Ltd	96,515

13,400	Nikon Corp	138,720

27,800	Nippn Corp	383,847

45,000	Nippo Corp	1,590,072

4,200	Nippon Densetsu Kogyo Co Ltd	57,206

31,500	Nippon Steel Corp	464,426

4,700	Nippon Steel Trading Corp	190,338

106,400	Nippon Suisan Kaisha Ltd	536,180

570,000	Nippon Telegraph & Telephone Corp	15,684,045

102,300	Nippon Television Holdings Inc	1,031,972

7,100	Nisshin Oillio Group Ltd (The)	174,112

3,800	Nissin Corp	50,967

13,100	Nissin Electric Co Ltd	163,339

20,600	Nojima Corp	403,593

45,400	Nomura Real Estate Holdings Inc	984,386

1,198,500	Obayashi Corp	8,802,942

41,700	Okamura Corp	467,347

40,800	Organo Corp	2,449,598

1,150,600	ORIX Corp	22,670,741

138,400	Osaka Gas Co Ltd	2,223,270

3,700	Osaka Soda Co Ltd	83,116

7,700	Osaki Electric Co Ltd	29,861

325,900	Pacific Industrial Co Ltd	3,008,533

24,700	Panasonic Corp	269,293

538,100	Penta-Ocean Construction Co Ltd	3,075,741

9,100	Prima Meat Packers Ltd	189,882

8,000	Proto Corp	89,698

20,300	Raito Kogyo Co Ltd	361,766

75,000	Resona Holdings Inc	273,906

Shares	Description	Value ($)

	Japan — continued

200	Ricoh Co Ltd	1,765

40,800	Rohm Co Ltd	3,788,858

61,400	San-A Co Ltd	2,161,484

18,800	San-Ai Oil Co Ltd	195,686

21,600	Sanki Engineering Co Ltd	261,288

152,200	Sankyu Inc	6,028,028

19,000	Sanwa Holdings Corp	202,682

111,600	Sawai Group Holdings Co Ltd	4,132,685

109,600	Secom Co Ltd	7,419,062

562,600	Sega Sammy Holdings Inc	9,133,446

9,100	Seikitokyu Kogyo Co Ltd	65,940

55,000	Seiko Epson Corp	886,791

17,400	Sekisui Chemical Co Ltd	282,654

463,900	Sekisui House Ltd	9,015,805

7,500	Sekisui Jushi Corp	133,046

26,100	Shimamura Co Ltd	2,229,730

653,000	Shimizu Corp	4,113,939

6,900	Shin-Etsu Polymer Co Ltd	57,594

800	Shindengen Electric Manufacturing Co Ltd *	23,674

5,300	Shinnihon Corp	34,794

16,900	Shizuoka Gas Co Ltd	144,064

2,000	Sinanen Holdings Co Ltd	60,338

12,700	Sinko Industries Ltd	205,238

812,600	SKY Perfect JSAT Holdings Inc	2,898,599

194,020	Sojitz Corp	2,731,706

264,900	Stanley Electric Co Ltd	6,882,449

124,800	Subaru Corp	2,350,498

2,105,200	Sumitomo Chemical Co Ltd	9,656,653

48,600	Sumitomo Corp	661,702

550,200	Sumitomo Dainippon Pharma Co Ltd	6,705,546

18,900	Sumitomo Electric Industries Ltd	247,386

462,400	Sumitomo Forestry Co Ltd	9,266,531

7,400	Sumitomo Heavy Industries Ltd	163,312

252,900	Sumitomo Mitsui Trust Holdings Inc	7,899,450

16,900	Sumitomo Rubber Industries Ltd	169,380

1,500	Sumitomo Seika Chemicals Co Ltd	39,879

27,600	Suzuki Motor Corp	1,114,147

97,300	T Hasegawa Co Ltd	2,411,567

210,500	Tachi-S Co Ltd	2,119,559

154,200	Taisei Corp	4,488,928

292,700	Takara Holdings Inc	3,135,913

75,800	Takara Leben Co Ltd	177,806

10,000	Takeuchi Manufacturing Co Ltd	237,213

327,900	Takuma Co Ltd	3,945,520

7,500	Tamron Co Ltd	166,072

668,800	Teijin Ltd	7,638,845

233,000	TIS Inc (a)	7,182,159

214,500	Toho Holdings Co Ltd (a)	3,195,100

2,500	Token Corp	196,555

2,474,700	Tokyo Electric Power Co Holdings Inc *	6,603,091

200	Tokyo Electron Ltd	105,094

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

60,900	Tokyo Gas Co Ltd	1,041,861

219,500	Tokyo Seimitsu Co Ltd	9,211,662

63,400	Tokyu Construction Co Ltd	359,412

19,800	Tokyu Fudosan Holdings Corp	102,026

568,400	Toppan Inc	8,615,813

194,300	Toray Industries Inc	1,123,441

291,100	Tosei Corp (b)	2,468,889

532,049	Tosoh Corp	7,606,322

19,900	Towa Pharmaceutical Co Ltd	460,499

93,000	Toyo Construction Co Ltd	427,731

2,500	Toyo Ink SC Holdings Co Ltd	41,258

69,800	Toyota Boshoku Corp	1,373,328

100,800	Toyota Industries Corp	8,267,820

30,800	Toyota Tsusho Corp	1,333,770

14,800	TS Tech Co Ltd	173,486

2,700	Tsubakimoto Chain Co	67,958

166,100	Tsumura & Co	4,730,741

4,500	TV Asahi Holdings Corp	59,073

28,600	Ulvac Inc	1,631,998

10,600	Unipres Corp	66,295

8,000	Vital KSK Holdings Inc	53,899

8,900	Wacoal Holdings Corp	157,869

9,100	Warabeya Nichiyo Holdings Co Ltd	147,561

3,500	World Holdings Co Ltd	77,913

26,000	YAMABIKO Corp	285,698

106,700	Yamada Holdings Co Ltd	372,846

24,300	Yamaha Motor Co Ltd	611,109

23,300	Yamazen Corp	199,370

19,300	Yellow Hat Ltd	263,775

129,800	Yokogawa Bridge Holdings Corp	2,421,943

49,500	Yokohama Rubber Co Ltd (The)	768,687

7,200	Yuasa Trading Co Ltd	177,285

192,100	Zenkoku Hosho Co Ltd (b)	8,382,876

	Total Japan	577,011,558

	Kuwait — 0.1%

36,382	Humansoft Holding Co KSC	385,582

2,473,701	Kuwait Finance House KSCP	6,473,091

54,896	Kuwait Projects Holding KSCP	25,513

	Total Kuwait	6,884,186

	Luxembourg — 0.0%

54,100	Ternium SA Sponsored ADR	2,066,079

	Malaysia — 0.0%

335,600	Kossan Rubber Industries Bhd	171,326

818,500	Supermax Corp Bhd	365,376

1,277,900	Top Glove Corp Bhd	888,936

258,300	Westports Holdings Bhd	248,081

	Total Malaysia	1,673,719

Shares	Description	Value ($)

	Mexico — 1.3%

44,844	America Movil SAB de CV – Class L Sponsored ADR	781,182

1,395,200	America Movil SAB de CV – Series L	1,221,308

118,140	Arca Continental SAB de CV	720,383

485,300	Banco del Bajio SA	819,075

1,101,900	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	1,354,603

12,896	Coca-Cola Femsa SAB de CV Sponsored ADR	633,451

1,136,700	Credito Real SAB de CV SOFOM ER *	394,936

107,028	El Puerto de Liverpool SAB de CV – Class C1	408,646

1,161,745	Fomento Economico Mexicano SAB de CV	8,241,793

61,800	Fomento Economico Mexicano SAB de CV Sponsored ADR	4,371,732

2,600	Grupo Aeroportuario del Pacifico SAB de CV – Class B *	30,078

8,820	Grupo Aeroportuario del Sureste SAB de CV – Class B	161,584

513,100	Grupo Bimbo SAB de CV – Series A	1,352,952

3,082,900	Grupo Financiero Banorte SAB de CV – Class O	18,365,846

29,255	Grupo Herdez SAB de CV – Series *	51,859

3,527,944	Grupo Mexico SAB de CV – Series B	14,694,214

211,344	Industrias Bachoco SAB de CV – Series B	704,628

22,704	Kimberly-Clark de Mexico SAB de CV – Class A	35,746

149,900	Qualitas Controladora SAB de CV	652,311

101,900	Regional SAB de CV	480,689

141,348	Unifin Financiera SAB de CV SOFOM ENR *	221,160

2,039,100	Wal-Mart de Mexico SAB de CV	6,409,483

	Total Mexico	62,107,659

	Netherlands — 1.3%

235,201	ABN AMRO Bank NV CVA (b)	3,357,015

79,197	Aegon NV	349,562

116,800	AerCap Holdings NV *	6,545,472

19,050	ASR Nederland NV	813,536

16,510	Evander Gold Mines Ltd (e)	187

44,285	ForFarmers NV (b)	173,908

491,610	ING Groep NV	6,790,830

145,125	JDE Peet’s NV (b)	3,955,322

1	Just Eat Takeaway.com NV Sponsored ADR *	12

318,391	Koninklijke Ahold Delhaize NV	10,713,779

40,909	Koninklijke KPN NV	120,505

175,591	NN Group NV	8,725,022

431,640	PostNL NV	1,843,643

159,489	Randstad NV	10,063,899

169,787	Signify NV	7,751,247

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

186,275	Stellantis NV	3,189,821

5,386	Van Lanschot Kempen NV	127,495

6,075	Wolters Kluwer NV	683,200

	Total Netherlands	65,204,455

	New Zealand — 0.1%

826,826	Meridian Energy Ltd	2,658,983

	Norway — 0.4%

61,667	Austevoll Seafood ASA	671,787

56,509	BW LPG Ltd	285,053

62,838	Equinor ASA	1,572,266

183,152	Europris ASA	1,264,602

27,856	Kongsberg Gruppen ASA	817,806

1,423,940	Norsk Hydro ASA	9,221,557

426,072	Orkla ASA	3,894,634

36,490	Sbanken ASA	380,196

27,627	Selvaag Bolig ASA	141,736

37,286	SpareBank 1 Nord Norge	423,373

48,956	SpareBank 1 SMN	745,818

112,545	SpareBank 1 SR-Bank ASA	1,555,197

	Total Norway	20,974,025

	Peru — 0.0%

5,276	Credicorp Ltd	622,568

3,500	Southern Copper Corp	204,750

	Total Peru	827,318

	Philippines — 0.0%

33,040	GT Capital Holdings Inc	372,772

133,142	Manila Electric Co	759,853

6,457,024	Megaworld Corp	401,912

1,853,320	Metro Pacific Investments Corp	148,852

257,600	Puregold Price Club Inc	209,925

1,049	Security Bank Corp	2,388

460,425	Semirara Mining & Power Corp	208,798

	Total Philippines	2,104,500

	Poland — 0.3%

29,598	Asseco Poland SA	633,500

173,388	Bank Polska Kasa Opieki SA	5,006,949

14,399	Budimex SA	761,885

2	Lubelski Wegiel Bogdanka SA *	17

255,291	Polski Koncern Naftowy ORLEN SA	4,457,605

1,788,270	Polskie Gornictwo Naftowe i Gazownictwo SA	2,411,566

200,398	Powszechna Kasa Oszczednosci Bank Polski SA *	2,117,911

135,313	Powszechny Zaklad Ubezpieczen SA	1,179,960

5,086	Santander Bank Polska SA	451,710

	Total Poland	17,021,103

Shares	Description	Value ($)

	Portugal — 0.3%

127,532	Altri SGPS SA	708,403

11,490,526	Banco Comercial Portugues SA – Class R * (b)	1,870,164

134,675	CTT – Correios de Portugal SA (b)	635,275

264,424	EDP – Energias de Portugal SA	1,449,029

488,928	Galp Energia SGPS SA	4,588,317

3,242	Jeronimo Martins SGPS SA	70,739

128,713	Navigator Co SA (The) (b)	454,495

191,711	NOS SGPS SA	731,733

32,757	REN – Redes Energeticas Nacionais SGPS SA	91,591

1,455,165	Sonae SGPS SA	1,559,416

	Total Portugal	12,159,162

	Qatar — 0.1%

98,838	Doha Bank QPSC	82,927

49,762	Qatar Electricity & Water Co QSC	225,245

1,195,237	Qatar National Bank QPSC	6,353,831

323,417	Qatar National Cement Co QSC	454,573

	Total Qatar	7,116,576

	Russia — 3.3%

10,231,950	Alrosa PJSC	17,787,302

100	Detsky Mir PJSC	187

423,040,000	Federal Grid Co Unified Energy System PJSC	954,803

214,678	Fix Price Group Ltd GDR (d)	1,646,580

212,298	Gazprom Neft PJSC	1,423,987

269	Gazprom Neft PJSC Sponsored ADR	9,002

874,040	Gazprom PJSC	3,922,042

1,677,130	Gazprom PJSC Sponsored ADR	14,877,644

75,924	Globaltrans Investment Plc Sponsored GDR (Registered)	536,199

20,524,300	Inter RAO UES PJSC	1,184,662

90,155	LSR Group PJSC	908,399

4	LSR Group PJSC GDR (Registered) (d)	8

71,105	LUKOIL PJSC	6,264,695

157,297	LUKOIL PJSC Sponsored ADR	13,642,601

12,870	M.Video PJSC	95,823

12,277	Magnit PJSC Sponsored GDR (Registered)	189,267

3,847,240	Magnitogorsk Iron & Steel Works PJSC	3,089,649

116,953	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,211,948

25,900	Mechel PJSC Sponsored ADR *	74,333

137,370	MMC Norilsk Nickel PJSC ADR	3,933,087

161,972	Mobile TeleSystems PJSC	638,574

78,965	Mobile TeleSystems PJSC Sponsored ADR	632,510

2,166,950	Moscow Exchange MICEX-RTS PJSC	4,429,534

7,545,000	Mosenergo PJSC	216,803

3,457	Novatek PJSC Sponsored GDR (Registered)	754,145

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

340,860	Novolipetsk Steel PJSC	992,701

334,287	Novolipetsk Steel PJSC GDR	9,637,910

31,496	PhosAgro PJSC GDR (Registered)	694,620

303,669	Polymetal International Plc	5,539,991

99	Polyus PJSC	19,298

60,101	Polyus PJSC GDR (Registered)	5,744,856

4,500	QIWI Plc Sponsored ADR (c)	38,364

147,792	QIWI Plc Sponsored ADR (c)	1,265,099

62,934,440	RusHydro PJSC	622,875

23,047	RusHydro PJSC ADR	21,419

29,090	Safmar Financial Investment *	200,668

2,264,690	Sberbank of Russia PJSC	9,663,386

1,320,350	Sberbank of Russia PJSC Sponsored ADR	22,249,956

256,934	Severstal PAO GDR (Registered)	5,376,508

15,437	Severstal PJSC	327,332

100	Surgutneftegas PJSC	50

2,815,715	Surgutneftegas PJSC Sponsored ADR	13,669,936

117,743	Tatneft PJSC Sponsored ADR	4,453,909

5,790	TCS Group Holding Plc GDR (Registered) (c)	552,228

5,606	TCS Group Holding Plc GDR (Registered) (c)	547,169

6,774,000	Unipro PJSC	249,446

55,470	United Co Rusal International PJSC *	51,477

376,156	VTB Bank PJSC GDR (Registered)	458,243

29,823	X5 Retail Group NV GDR (Registered)	824,733

	Total Russia	161,625,958

	Saudi Arabia — 0.0%

37,825	Al Rajhi Bank	1,329,021

	Singapore — 0.5%

75,700	AIMS APAC REIT	77,644

125,800	ARA LOGOS Logistics Trust (REIT)	82,095

149,900	Ascendas India Trust	152,426

182,900	Ascendas Real Estate Investment Trust (REIT)	390,880

621,000	Asian Pay Television Trust	62,300

587,300	CapitaLand Integrated Commercial Trust (REIT)	905,296

171,573	Capitaland Investment Ltd *	422,473

524,300	ComfortDelGro Corp Ltd	525,634

215,324	DBS Group Holdings Ltd	4,690,318

512,600	First Real Estate Investment Trust	109,072

3,114,200	Golden Agri-Resources Ltd	593,326

940,299	Japfa Ltd (b)	412,371

136,100	Jardine Cycle & Carriage Ltd	2,106,752

265,800	Keppel Corp Ltd (b)	990,714

242,500	Sasseur Real Estate Investment Trust	157,971

298,400	Sembcorp Industries Ltd	409,998

57,600	Sheng Siong Group Ltd	61,579

954,100	Silverlake Axis Ltd.	198,861

Shares	Description	Value ($)

	Singapore — continued

279,000	StarHub Ltd	269,267

100	UOL Group Ltd (b)	503

800,200	Wilmar International Ltd	2,399,951

9,501,513	Yangzijiang Shipbuilding Holdings Ltd	9,019,854

846,500	Yanlord Land Group Ltd	674,472

	Total Singapore	24,713,757

	South Africa — 0.9%

1,647,629	Absa Group Ltd	13,834,186

39,872	AECI Ltd	283,573

494	Anglo American Platinum Ltd	52,831

75,879	Aspen Pharmacare Holdings Ltd	1,135,011

28,590	Astral Foods Ltd	306,460

148,284	Barloworld Ltd	1,408,145

372,259	Bidvest Group Ltd (The)	4,211,010

666,562	Blue Label Telecoms Ltd *	201,515

1,708	Capitec Bank Holdings Ltd	195,993

195,252	Imperial Logistics Ltd	769,567

77,484	Investec Ltd	392,370

171,246	Kumba Iron Ore Ltd	4,848,131

177,857	Lewis Group Ltd	537,223

293,984	Motus Holdings Ltd	1,970,571

382,907	MTN Group Ltd *	3,862,455

16,312	Naspers Ltd – N Shares	2,498,450

2,235	Northam Platinum Holdings Ltd *	31,221

132,728	Old Mutual Ltd	101,265

274,415	Pepkor Holdings Ltd*	377,470

111,635	Reunert Ltd	340,384

830,569	RMB Holdings Ltd	76,901

38,996	Santam Ltd	632,084

820,021	Telkom SA SOC Ltd *	2,697,356

280,059	Truworths International Ltd	876,252

270,551	Tsogo Sun Gaming Ltd *	161,591

	Total South Africa	41,802,015

	South Korea — 3.5%

3,370	APTC Co Ltd	44,704

531,337	BNK Financial Group Inc	3,574,657

573	CJ CheilJedang Corp	170,778

410	CJ Corp	27,598

892	Coway Co Ltd	50,894

285,064	Daewoo Engineering & Construction Co Ltd *	1,290,588

23,954	Daewoo Shipbuilding & Marine Engineering Co Ltd *	465,811

1,599	Daewoong Co Ltd	41,582

5,118	Daihan Pharmaceutical Co Ltd	112,866

3,975	DB Insurance Co Ltd	180,154

345,971	DGB Financial Group Inc	2,604,203

3,849	DL Holdings Co Ltd	180,971

1,618	Dongkuk Steel Mill Co Ltd	19,252

211	Dongwha Enterprise Co Ltd *	19,709

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

281,035	Dongwon Development Co Ltd	1,136,885

19	Dongwon Systems Corp	830

1,824	Doosan Bobcat Inc *	55,525

2,180	Dreamtech Co Ltd	17,226

1,133	ENF Technology Co Ltd	26,020

24,647	Fila Holdings Corp	725,778

2,083	Fine Semitech Corp	38,151

62,288	GS Engineering & Construction Corp	1,922,689

735	HAESUNG DS Co Ltd	27,997

378,776	Hana Financial Group Inc	12,589,476

2,138	Hana Materials Inc	107,701

6,228	Handsome Co Ltd	183,579

1,808	Hankook & Co Co Ltd	23,091

133,254	Hankook Tire & Technology Co Ltd	4,320,498

4,012	Hanmi Semiconductor Co Ltd	109,635

8,087	Hanwha Aerospace Co Ltd	276,783

112,320	Hanwha Investment & Securities Co Ltd *	490,029

411,437	Hanwha Life Insurance Co Ltd	959,335

70,959	HDC Hyundai Development Co-Engineering & Construction	1,240,422

1,619	Helixmith Co Ltd *	33,533

406	Hyosung Heavy Industries Corp *	20,447

1,113	Hyosung TNC Corp	469,899

2,296	Hyundai Autoever Corp	215,833

80,074	Hyundai Engineering & Construction Co Ltd	2,975,013

15,767	Hyundai Home Shopping Network Corp	812,335

4,940	Hyundai Mobis Co Ltd	916,843

5,895	Hyundai Motor Co GDR (Registered)	229,320

110,705	JB Financial Group Co Ltd	747,610

176	Jusung Engineering Co Ltd *	2,377

130,931	KB Financial Group Inc	5,818,953

9,994	KC Co Ltd	172,170

2,839	KC Tech Co Ltd	53,951

1,053	KCC Corp	243,480

1,000	KCC Glass Corp	44,433

354	KG Dongbu Steel Co Ltd	2,847

145,047	Kia Corp	9,493,228

2,493	KIWOOM Securities Co Ltd	204,244

3,814	Kolon Industries Inc	226,640

609	Korea Electric Terminal Co Ltd	33,151

6,462	Korea Petrochemical Ind Co Ltd	927,170

703	Korea Zinc Co Ltd	292,801

31,991	KT Skylife Co Ltd	232,131

367,337	KT&G Corp	25,319,841

15,785	Kumho Petrochemical Co Ltd	2,048,398

23,042	LF Corp	324,343

564	LG Chem Ltd	330,387

142,608	LG Electronics Inc	13,880,393

1,444	LG Household & Health Care Ltd	1,280,599

10,530	Lotte Chemical Corp	1,784,014

2,726	LOTTE Fine Chemical Co Ltd	178,981

10,964	LOTTE Himart Co Ltd	214,147

Shares	Description	Value ($)

	South Korea — continued

3,249	LX Semicon Co Ltd	292,395

28,523	Mirae Asset Life Insurance Co Ltd	94,527

11,046	Myoung Shin Industrial Co Ltd *	246,380

47,540	NAVER Corp	15,177,238

1,233	NEPES Corp *	32,324

15,294	POSCO	3,357,879

9,895	Posco International Corp	155,689

7,300	POSCO Sponsored ADR	402,741

2,366	PSK Inc	87,429

2,715	S&S Tech Corp	71,945

31,336	Samjin Pharmaceutical Co Ltd	644,714

3,996	Samsung C&T Corp	354,453

354,686	Samsung Electronics Co Ltd	21,290,456

48,873	Samsung Engineering Co Ltd *	853,373

3,026	Samsung Fire & Marine Insurance Co Ltd	514,837

4,123	Samsung Life Insurance Co Ltd	206,679

3,430	Samsung SDS Co Ltd	412,178

506	Samwha Capacitor Co Ltd	22,548

1,169	Sang-A Frontec Co Ltd	55,709

1,335	Sebang Global Battery Co Ltd	83,766

710	SFA Engineering Corp	20,073

346,863	Shinhan Financial Group Co Ltd	10,087,235

2,657	Shinsegae Inc	486,487

802	SIMMTECH Co Ltd	27,041

13,111	SK Hynix Inc	1,253,426

4,016	SK Square Co Ltd *	229,891

6,213	SK Telecom Co Ltd	284,487

127,267	SK Telecom Co Ltd Sponsored ADR	5,854,298

1,628	SKC Co Ltd	269,626

32,873	SL Corp	857,858

5,478	SM Entertainment Co Ltd *	309,978

551	SNT Motiv Co Ltd	19,285

180	Taekwang Industrial Co Ltd	139,089

398	TechWing Inc	6,404

1,168	TES Co Ltd	25,122

348,164	Woori Financial Group Inc	3,685,075

1,774	Youlchon Chemical Co Ltd	31,992

51,415	Yuhan Corp	2,503,128

	Total South Korea	173,012,684

	Spain — 1.2%

466,632	Acerinox SA	5,214,451

103,598	ACS Actividades de Construccion y Servicios SA	2,482,829

130,903	Amadeus IT Group SA * (a)	8,381,147

96,182	Atresmedia Corp de Medios de Comunicacion SA * (b)	384,413

2,202,591	Banco Bilbao Vizcaya Argentaria SA	11,677,302

4,709,869	Banco de Sabadell SA *	3,180,335

4,001,309	Banco Santander SA	12,441,075

566,977	Bankinter SA	2,788,977

57,507	Cia de Distribucion Integral Logista Holdings SA	1,068,020

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

64,725	Faes Farma SA	243,405

31,116	Gestamp Automocion SA *	136,388

2,218	Grupo Catalana Occidente SA	70,428

8,005	Iberdrola SA	89,833

234,550	Industria de Diseno Textil SA	7,414,290

248,556	Mediaset Espana Comunicacion SA *	1,201,502

9,181	Red Electrica Corp SA	195,151

498	Repsol SA	5,503

1,126,762	Unicaja Banco SA	987,487

	Total Spain	57,962,536

	Sweden — 0.2%

4,371	Bufab AB	207,214

624	Humana AB *	4,873

288,550	Investor AB – B Shares	6,704,901

63,592	Inwido AB	1,147,918

8,618	Kinnevik AB – Class B *	307,260

14,090	New Wave Group AB – B Shares *	263,973

34,989	Skanska AB – B Shares	805,067

18,253	SSAB AB – A Shares *	89,853

43,485	Svenska Cellulosa AB SCA – Class B	707,305

	Total Sweden	10,238,364

	Switzerland — 0.4%

126,882	Adecco Group AG (Registered)	5,880,137

532	ALSO Holding AG (Registered)	160,965

4,728	BKW AG	643,064

3,371	Bobst Group SA (Registered) *	295,230

2,568	Huber + Suhner AG (Registered)	229,132

916	Kardex Holding AG (Registered)	275,762

6,244	Logitech International SA (Registered)	497,983

5,037	Mobilezone Holding AG (Registered)	70,354

33,890	Novartis AG (Registered)	2,701,227

6,400	Novartis AG Sponsored ADR	510,080

20,062	Roche Holding AG – Genusschein	7,832,408

7,245	Zehnder Group AG – Class RG	707,291

	Total Switzerland	19,803,633

	Taiwan — 5.7%

302,000	Ability Enterprise Co Ltd	262,105

3,840	Acer Inc	3,817

14,788	Acter Group Corp Ltd	103,660

1,141,224	AmTRAN Technology Co Ltd	749,338

43,880	Arcadyan Technology Corp	173,526

1,950,672	Asustek Computer Inc	24,662,204

60,000	Aten International Co Ltd	173,539

3,232,000	Catcher Technology Co Ltd	17,949,465

2,938,000	Cathay Financial Holding Co Ltd	6,311,952

579,451	Chailease Holding Co Ltd	5,126,406

86,490	Chicony Electronics Co Ltd	246,671

668,250	China Life Insurance Co Ltd	735,476

1,696,000	Chipbond Technology Corp	4,084,916

Shares	Description	Value ($)

	Taiwan — continued

150,400	Chong Hong Construction Co Ltd	400,040

495,000	Chunghwa Telecom Co Ltd	1,991,413

2,391,000	Compal Electronics Inc	1,985,361

1,153,080	Coretronic Corp	3,280,106

3,387,320	CTBC Financial Holding Co Ltd	2,965,339

675,000	Delta Electronics Inc	6,205,219

61,000	Depo Auto Parts Ind Co Ltd	126,489

139,000	E.Sun Financial Holding Co Ltd	134,341

2,520	Eclat Textile Co Ltd	52,462

197,000	Elan Microelectronics Corp	1,142,963

127,000	Elite Material Co Ltd	1,277,774

336,000	Farglory Land Development Co Ltd	778,630

7,520	Feng Hsin Steel Co Ltd	20,998

121,000	FIT Hon Teng Ltd *	24,851

1,167,000	FLEXium Interconnect Inc *	4,304,622

244,000	Formosa Advanced Technologies Co Ltd	338,248

679,000	Formosa Plastics Corp	2,490,381

464,000	Foxconn Technology Co Ltd	1,083,967

6,000	Foxsemicon Integrated Technology Inc	47,995

4,704,903	Fubon Financial Holding Co Ltd	12,331,994

122,000	Getac Holdings Corp	235,719

201,000	Gigabyte Technology Co Ltd	982,015

976,000	Grand Pacific Petrochemical	1,000,180

2,000	Grand Plastic Technology Corp	26,674

566,160	HannStar Display Corp	309,766

107,000	Holiday Entertainment Co Ltd	233,215

15,000	Holtek Semiconductor Inc	56,680

9,594,406	Hon Hai Precision Industry Co Ltd	35,551,185

371,000	Huaku Development Co Ltd	1,223,375

427,980	IEI Integration Corp	672,000

76,000	International Games System Co Ltd	2,128,694

490,000	King’s Town Bank Co Ltd	707,655

161,000	Kung Long Batteries Industrial Co Ltd	794,991

32,000	Largan Precision Co Ltd	2,280,522

1,312,000	Lite-On Technology Corp	2,836,580

278,000	MediaTek Inc	10,077,674

120,000	Mega Financial Holding Co Ltd	147,463

706,132	Mercuries Life Insurance Co Ltd *	235,540

1,601	Merry Electronics Co Ltd	5,258

627,000	Micro-Star International Co Ltd	3,668,955

732,000	Nan Ya Plastics Corp	2,168,738

476,000	Nantex Industry Co Ltd	1,445,651

137,000	Novatek Microelectronics Corp	2,281,238

15,000	Pegatron Corp	35,929

270,000	Phison Electronics Corp	4,007,533

5,788,566	Pou Chen Corp	6,651,317

140,000	Powertech Technology Inc	498,984

664,000	Qisda Corp	700,630

559,000	Quanta Computer Inc	1,722,232

4,940,020	Radiant Opto-Electronics Corp	17,031,655

1,849,400	Ruentex Development Co Ltd	4,253,319

637,000	Ruentex Industries Ltd	2,273,873

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

182,280	Shin Zu Shing Co Ltd	615,871

178,000	Shinkong Insurance Co Ltd	300,348

99,000	Simplo Technology Co Ltd	1,165,882

82,000	Sitronix Technology Corp	826,620

394,000	Syncmold Enterprise Corp	968,808

35,400	Tah Hsin Industrial Corp	85,748

1,656,000	Taiwan Cement Corp	2,733,703

11,760	Taiwan PCB Techvest Co Ltd	19,555

1,669,000	Taiwan Semiconductor Manufacturing Co Ltd	35,497,421

130,950	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	15,340,793

7,280	TCI Co Ltd	54,195

288,000	Teco Electric and Machinery Co Ltd	318,639

4,000	Thinking Electronic Industrial Co Ltd	21,544

449,733	TOPBI International Holdings Ltd	175,542

472,000	Transcend Information Inc	1,172,683

267,000	Tripod Technology Corp	1,195,692

1,104,280	Uni-President Enterprises Corp	2,589,415

184,681	United Integrated Services Co Ltd	1,180,917

314,000	Universal Inc	494,392

92,000	Vanguard International Semiconductor Corp	512,553

13,000	Visual Photonics Epitaxy Co Ltd	71,042

78,000	Walsin Technology Corp *	486,720

345,000	Youngtek Electronics Corp	1,054,490

6,215,000	Yuanta Financial Holding Co Ltd	5,280,521

8,000	Yulon Nissan Motor Co Ltd	70,945

	Total Taiwan	280,045,547

	Thailand — 0.4%

3,947,444	AP Thailand Pcl NVDR	1,018,172

133,300	Bangkok Bank Pcl NVDR	445,077

2,000,400	Charoen Pokphand Foods Pcl NVDR	1,410,133

147,600	CP ALL Pcl (Foreign Registered)	255,693

57,400	CP ALL Pcl NVDR	99,436

59,700	Delta Electronics Thailand Pcl NVDR	792,728

79,800	Kasikornbank Pcl (Foreign Registered)	310,749

1,004,800	Kasikornbank Pcl NVDR	3,912,785

159,808	Pruksa Holding Pcl (Foreign Registered)	61,569

565,380	Pruksa Holding Pcl NVDR	217,824

97,300	PTT Exploration & Production Pcl NVDR	325,812

1,020,700	PTT Global Chemical Pcl NVDR	1,697,315

3,698,800	PTT Pcl NVDR	3,877,822

849,700	SC Asset Corp Pcl (Foreign Registered)	81,036

339,596	Siam Cement Pcl NVDR (The)	3,743,629

166,412	Siam Commercial Bank Pcl NVDR (The)	600,764

207,800	Somboon Advance Technology Pcl NVDR	127,218

280,900	Sri Trang Gloves Thailand Pcl NVDR	249,989

210,999	Supalai Pcl (Foreign Registered)	130,498

535,000	Thai Union Group Pcl NVDR	312,623

Shares	Description	Value ($)

	Thailand — continued

189,300	Thai Vegetable Oil Pcl NVDR	168,447

	Total Thailand	19,839,319

	Turkey — 0.5%

2,097,256	Akbank TAS	1,019,758

385,771	Aksa Akrilik Kimya Sanayii AS	765,047

1,589,061	Arcelik AS	5,081,524

2,686,586	Dogan Sirketler Grubu Holding AS	611,366

182,493	Dogus Otomotiv Servis ve Ticaret AS	616,847

638,455	Enerjisa Enerji AS	618,817

1,424,722	Eregli Demir ve Celik Fabrikalari TAS	2,340,592

306,448	Ford Otomotiv Sanayi AS	5,347,350

45,225	Koza Altin Isletmeleri AS *	419,874

423,783	Tofas Turk Otomobil Fabrikasi AS	2,637,709

6,380,775	Turkiye Garanti Bankasi AS	5,445,081

171,203	Vestel Elektronik Sanayi ve Ticaret AS	344,077

711,192	Yapi ve Kredi Bankasi AS	162,764

	Total Turkey	25,410,806

	United Arab Emirates — 0.0%

195,798	First Abu Dhabi Bank PJSC	1,019,799

	United Kingdom — 4.4%

275,601	3i Group Plc	5,056,710

300,197	Airtel Africa Plc	494,797

19,036	Anglo American Plc	700,712

2,200,227	Avast Plc (a)	17,759,983

390,900	Aviva Plc	1,995,021

11,845	Bank of Georgia Group Plc	244,835

24,100	Barclays Plc Sponsored ADR	238,590

901,783	Barratt Developments Plc	8,351,278

75,472	Bellway Plc	3,150,248

249,056	Berkeley Group Holdings Plc	14,177,662

271,227	BHP Group Plc ADR	14,912,060

64,100	BP Plc Sponsored ADR	1,664,036

65,118	British American Tobacco Plc	2,179,318

146,000	British American Tobacco Plc Sponsored ADR	4,912,900

6,710,910	BT Group Plc *	14,127,096

333,120	Coca-Cola HBC AG *	10,258,554

597,644	Compass Group Plc *	11,658,754

13,538	Computacenter Plc (a)	508,141

91,387	Crest Nicholson Holdings Plc	387,150

3,443	DCC Plc	253,596

10,765	EMIS Group Plc (a)	186,534

29,846	Evraz Plc	227,526

652,358	Ferrexpo Plc	2,507,463

7,500	GlaxoSmithKline Plc Sponsored ADR	308,400

7,533	Go-Ahead Group Plc (The) *	66,451

19,354	Grafton Group Plc	300,899

180,667	Halfords Group Plc	734,547

87,407	IG Group Holdings Plc	899,563

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

30,632	IMI Plc	692,302

21,246	Imperial Brands Plc	434,198

324,723	Indivior Plc *	988,568

83,066	International Personal Finance Plc	135,334

101,092	Investec Plc	507,971

1,469,288	ITV Plc *	2,158,840

72,951	J Sainsbury Plc	268,011

311,030	JD Sports Fashion Plc	919,816

24,918	Johnson Matthey Plc	692,272

11,440	Keller Group Plc	137,111

3,009,398	Kingfisher Plc	12,646,169

1,107,495	Legal & General Group Plc	4,137,488

4,462,945	M&G Plc	11,076,782

927,927	Micro Focus International Plc (a)	4,298,527

44,825	Morgan Sindall Group Plc	1,415,191

103,580	National Grid Plc	1,374,409

15,315	Next Plc	1,600,033

122,553	OSB Group Plc	817,566

150,678	Paragon Banking Group Plc	1,037,047

333,564	Persimmon Plc	12,121,951

148,376	Pets at Home Group Plc	918,258

179,499	Plus500 Ltd	3,031,566

546,153	Premier Foods Plc	745,947

15,829	QinetiQ Group Plc	54,584

272,265	Reach Plc	927,572

101,046	Redde Northgate Plc	528,340

156,957	Redrow Plc	1,348,007

466,907	Royal Dutch Shell Plc – B Shares	9,784,471

640,674	Royal Mail Plc	4,266,889

28,621	Schroders Plc	1,305,228

101,487	Spirent Communications Plc	366,135

333,281	Tate & Lyle Plc	2,792,135

1,634,259	Taylor Wimpey Plc	3,432,340

48,550	Unilever Plc	2,479,593

42,325	Vesuvius Plc	232,168

14,497	Vistry Group Plc	206,382

463,574	WPP Plc	6,434,459

	Total United Kingdom	214,576,484

	United States — 22.4%

381,562	Aerojet Rocketdyne Holdings, Inc.	16,040,866

49,500	Aflac, Inc.	2,679,930

700	Akamai Technologies, Inc. * (a)	78,890

86,800	Alliance Data Systems Corp. (a)	5,916,288

143,300	Ally Financial, Inc.	6,567,439

63,960	American Express Co.	9,741,108

16,100	Anthem, Inc. (a)	6,540,303

102,918	Apollo Investment Corp.	1,351,313

74,100	Arrow Electronics, Inc. *	9,014,265

268,900	AT&T, Inc.	6,138,987

288,364	Athene Holding Ltd. – Class A *	23,622,779

88,600	Bed Bath & Beyond, Inc. *	1,624,038

Shares	Description	Value ($)

	United States — continued

26,200	Best Buy Co., Inc.	2,799,732

5,800	Bio-Rad Laboratories, Inc. – Class A *	4,368,560

26,400	Biogen, Inc. *	6,223,536

4,448	Booking Holdings, Inc. *	9,349,029

340,803	BorgWarner, Inc.	14,749,954

42,978	Bristol-Myers Squibb Co.	2,304,910

99,576	Bruin Blocker LLC (e)	57,226

55,200	Capital One Financial Corp.	7,757,256

15,700	Cardinal Health, Inc. (a)	725,811

170,100	Carrier Global Corp.	9,205,812

85,600	CBRE Group, Inc. – Class A * (a)	8,180,792

115,800	Centene Corp. * (a)	8,269,278

1,387,975	Change Healthcare, Inc. * (a)	28,148,133

293,268	Chatham Lodging Trust (REIT) *	3,492,822

65,850	Chevron Corp.	7,432,490

41,600	Cigna Corp. (a)	7,983,040

141,321	Citigroup, Inc.	9,002,148

117,993	Citizens Financial Group, Inc.	5,577,529

32,130	Coca-Cola Co. (The)	1,685,219

98,000	Cognizant Technology Solutions Corp. – Class A (a)	7,642,040

49,252	Coherent, Inc. *	12,752,820

164,600	Comcast Corp. – Class A	8,226,708

123,300	Corteva, Inc.	5,548,500

96,300	CVS Health Corp. (a)	8,576,478

122,179	CyrusOne, Inc. (REIT) (a)	10,876,375

133,308	Darling Ingredients, Inc. *	9,000,956

12,543	Denbury, Inc. *	998,674

36,300	Discover Financial Services	3,914,955

1,500	Discovery, Inc. – Class A *	34,905

203,300	DISH Network Corp. – Class A *	6,353,125

98,700	DR Horton, Inc.	9,642,990

63,800	eBay, Inc.	4,303,948

134,909	EOG Resources, Inc.	11,737,083

1,288,200	ESC NII Holdings, Inc. (e)	386,460

3,000	FedEx Corp.	691,110

33,200	Fidelity National Financial, Inc.	1,623,812

19,500	FleetCor Technologies, Inc. * (a)	4,039,035

489,600	Ford Motor Co.	9,395,424

67,900	Fox Corp. – Class A	2,424,709

501,294	Fox Corp. – Class B	16,843,478

18,600	Franklin Resources, Inc.	602,640

162,900	General Motors Co. *	9,427,023

118,400	Gilead Sciences, Inc.	8,161,312

43,395	Global Payments, Inc. (a)	5,165,741

10,300	Goldman Sachs Group, Inc. (The)	3,924,197

75,878	Green Plains, Inc. *	2,932,685

11,342	Gulfport Energy Operating Corp. *	827,853

77,517	Hasbro, Inc.	7,512,172

75,557	Hill-Rom Holdings, Inc. (a)	11,749,113

73,028	Hilton Worldwide Holdings, Inc. *	9,863,892

285,600	HP, Inc.	10,075,968

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

46,400	IAC/InterActiveCorp *	6,201,360

292,569	IHS Markit Ltd.	37,396,170

60,200	Incyte Corp. *	4,076,744

163,200	Intel Corp.	8,029,440

73,778	Intercontinental Exchange, Inc.	9,644,260

66,100	International Business Machines Corp. (a)	7,740,310

249,100	Invesco Ltd.	5,562,403

46,600	Jazz Pharmaceuticals Plc *	5,585,942

80,652	Kansas City Southern	23,457,634

545,500	Kinder Morgan, Inc.	8,433,430

132,900	Kohl’s Corp.	6,808,467

62,400	Kraft Heinz Co. (The)	2,097,264

174,400	Kroger Co. (The)	7,242,832

13,220	Kyndryl Holdings, Inc. * (a)	208,876

30,000	Laboratory Corp. of America Holdings * (a)	8,559,900

128,283	Las Vegas Sands Corp. *	4,569,440

4,700	Lear Corp.	788,613

38,500	Leidos Holdings, Inc.	3,384,535

90,000	Lennar Corp. – Class A	9,454,500

69,310	Liberty Broadband Corp. – Class C *	10,732,653

116,200	Lincoln National Corp.	7,707,546

123,300	LKQ Corp.	6,892,470

34,720	Loyalty Ventures, Inc. *	996,464

592,400	Lumen Technologies, Inc.	7,310,216

219,859	Lyft, Inc. – Class A *	8,928,474

95,000	LyondellBasell Industries NV – Class A	8,277,350

63,800	Macquarie Infrastructure Corp.	230,956

17,300	Marathon Petroleum Corp.	1,052,705

6,817	Markel Corp. *	8,145,088

64,900	Merck & Co., Inc.	4,861,659

138,300	MetLife, Inc.	8,112,678

122,135	MGM Growth Properties LLC – Class A (REIT)	4,471,362

109,100	Micron Technology, Inc.	9,164,400

22,700	Mohawk Industries, Inc. *	3,810,649

176,200	Molson Coors Brewing Co. – Class B	7,830,328

503,787	Nuance Communications, Inc. * (a)	27,955,141

170	NVR, Inc. *	888,308

10,200	Omnicom Group, Inc.	686,562

97,800	Oracle Corp. (a)	8,874,372

5,200	PACCAR, Inc.	433,784

138,478	Park Hotels & Resorts, Inc. (REIT) *	2,304,274

726,950	Pershing Square Tontine Holdings Ltd. – Class A *	14,655,312

194,711	PG&E Corp. *	2,313,167

339,464	PNM Resources, Inc.	16,715,207

235,292	PPD, Inc. *	11,082,253

27,400	Principal Financial Group, Inc.	1,879,092

79,100	Prudential Financial, Inc.	8,088,766

143,300	PulteGroup, Inc.	7,169,299

55,500	Quest Diagnostics, Inc. (a)	8,251,740

576,700	Qurate Retail, Inc. – Series A	4,613,600

Shares	Description	Value ($)

	United States — continued

107,928	Raytheon Technologies Corp.	8,733,534

1,300,000	Redfin Corp.	1,198,438

14,200	Regeneron Pharmaceuticals, Inc. *	9,038,726

15,600	Resolute Forest Products, Inc. (c)	176,949

14,200	Resolute Forest Products, Inc. (c)	160,602

30,383	Sanderson Farms, Inc.	5,705,320

197,995	Sensata Technologies Holding Plc *	11,028,321

114,350	Skillsoft Corp. *	1,342,469

6,900	Snap-on, Inc.	1,420,779

234,975	Southeastern Grocers, Inc. * (d)	5,345,681

68,400	SS&C Technologies Holdings, Inc. (a)	5,220,972

181,500	Synchrony Financial	8,129,385

1,507,100	Syncora Holdings Ltd. (d)	232,998

40,279	Tempur Sealy International, Inc.	1,725,552

92,200	Textron, Inc.	6,527,760

1,888,723	The Oneida Group (d)	2,455,340

160,204	TRU TAJ (d)	1,054,623

5,869	TRU TAJ Liquidation Unit Trust (e)	29,345

106,100	Tyson Foods, Inc. – Class A	8,377,656

59,400	Universal Health Services, Inc. – Class B (a)	7,052,562

203,066	US Bancorp	11,237,672

134,200	Verizon Communications, Inc.	6,746,234

130,687	Verso Corp. – Class A	2,762,723

120,880	VF Corp.	8,670,722

187,600	ViacomCBS, Inc. – Class B	5,806,220

506,800	Viatris, Inc.	6,238,708

73,600	VICI Properties, Inc. (REIT) (a)	2,001,920

48,300	VMware, Inc. – Class A (a)	5,638,542

125,800	Walgreens Boots Alliance, Inc.	5,635,840

223,008	Wells Fargo & Co.	10,655,322

309,700	Western Union Co. (The) (a)	4,899,454

110,700	Western Digital Corp. *	6,402,888

107,060	Westmoreland Mining Holdings LLC (d)	2,677

30,700	Whirlpool Corp.	6,684,618

200,995	Willis Towers Watson Plc	45,392,711

79,880	Xenia Hotels & Resorts, Inc. (REIT) *	1,251,720

363,919	Xilinx, Inc.	83,137,296

	Total United States	1,103,685,938

	Vietnam — 0.0%

100	Petrovietnam Fertilizer & Chemicals JSC	221

26,000	PetroVietnam Nhon Trach 2 Power JSC	25,469

100	PetroVietnam Technical Services Corp	112

35,000	Pha Lai Thermal Power JSC	35,381

1,300	Vietnam Dairy Products JSC	5,010

	Total Vietnam	66,193

	TOTAL COMMON STOCKS (COST $4,123,017,010)	4,055,930,606

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (f) — 1.1%

	Brazil — 0.2%

968,472	Bradespar SA	8,570,396

354,000	Cia Energetica de Minas Gerais	827,407

201,100	Cia Energetica de Minas Gerais Sponsored ADR	462,530

839,200	Cia Paranaense de Energia – Class B	916,547

	Total Brazil	10,776,880

	Chile — 0.0%

6,300	Sociedad Quimica y Minera de Chile SA Sponsored ADR	392,238

8,326	Sociedad Quimica y Minera de Chile SA – Class B	524,204

	Total Chile	916,442

	Colombia — 0.0%

693,797	Grupo Aval Acciones y Valores SA	182,350

	Germany — 0.2%

65,464	Bayerische Motoren Werke AG	5,133,172

11,008	Draegerwerk AG & Co KGaA (a)	711,964

3,461	Villeroy & Boch AG	79,916

	Total Germany	5,925,052

	Russia — 0.3%

15,222	Bashneft PJSC	209,207

79,750	Nizhnekamskneftekhim PJSC – Class C	105,735

23,708,200	Surgutneftegas PJSC	11,993,245

396	Transneft PJSC	755,313

	Total Russia	13,063,500

	South Korea — 0.4%

5,851	Hyundai Motor Co Ltd-2nd Prf	455,675

13,793	Hyundai Motor Co Ltd-Prf	1,053,137

37,422	LG Electronics Inc	1,846,132

277,666	Samsung Electronics Co Ltd	14,973,409

1,560	Samsung Electronics Co Ltd GDR (Registered)	2,114,183

	Total South Korea	20,442,536

	Taiwan — 0.0%

97,864	Chailease Holding Co Ltd	355,374

216,277	CTBC Financial Holding Co Ltd	492,923

	Total Taiwan	848,297

	United States — 0.0%

39	Gulfport Energy Operating Corp. (e)	219,375

2,313	Murray Energy Corp. (e)	740,160

	Total United States	959,535

	TOTAL PREFERRED STOCKS (COST $48,204,211)	53,114,592

Shares / Par Value†		Description	Value ($)

		RIGHTS/WARRANTS — 0.0%

		Thailand — 0.0%

	28,577	Charoen Pok Foods, Expires 12/31/21 *	—

	3,827	CP ALL Pcl NVDR, Expires 12/31/21 *	—

		Total Thailand	—

		United States — 0.0%

	408,963	Bristol-Myers Squibb Co. CVR * (e)	552,100

	222,285	Contra Clementia Pharma CVR * (e)	300,085

	2,616,810	Media General, Inc. CVR * (e)	130,840

		Total United States	983,025

		TOTAL RIGHTS/WARRANTS (COST $1,183,901)	983,025

		INVESTMENT FUNDS — 0.5%

		United States — 0.5%

	3,128,309	Altaba, Inc. (e)	19,551,931

	72,821	iShares Core MSCI Emerging Markets ETF *	4,377,999

		Total United States	23,929,930

		TOTAL INVESTMENT FUNDS (COST $22,086,075)	23,929,930

		DEBT OBLIGATIONS — 14.0%

		Canada — 0.0%

		Corporate Debt — 0.0%

	250,931	Air Canada Pass-Through Trust – Class A, 144A, 3.60%, due 09/15/28	255,381

	1,620,000	Bombardier Inc, 144A, 7.88%, due 04/15/27	1,667,013

		Total Corporate Debt	1,922,394

		Total Canada	1,922,394

		China — 0.0%

		Corporate Debt — 0.0%

	630,000	Scenery Journey Ltd, Reg. S, 11.50%, due 10/24/22	128,014

	2,130,000	Scenery Journey Ltd, Reg. S, 12.00%, due 10/24/23	431,325

	709,000	Scenery Journey Ltd, Reg. S, 13.00%, due 11/06/22	147,118

		Total Corporate Debt	706,457

		Total China	706,457

		Germany — 0.0%

		Corporate Debt

EUR	1,090,000	ADLER Real Estate AG, Reg. S, 2.13%, due 02/06/24	1,098,337

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Israel — 0.1%

		Corporate Debt

	5,496,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	5,747,936

		Italy — 0.0%

		Corporate Debt — 0.0%

EUR	545,000	Banca Monte dei Paschi di Siena SPA, Reg. S, 144A, Variable Rate, 5.38%, due 01/18/28	432,968

		Luxembourg — 0.1%

		Bank Loans

	2,460,000	Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, Variable Rate, 1 mo. LIBOR plus 2.50%, 3.50%, due 02/01/24 (e)	2,440,517

		Netherlands — 0.0%

		Corporate Debt

EUR	551,409	Evander Gold Mines Ltd, 10.00%, due 04/19/26 (d)	116,191

		United States — 13.8%

		Asset-Backed Securities — 0.2%

	5,259,486	Alaska Airlines Pass-Through Trust, Series 20-1, Class B, 144A, 8.00%, due 02/15/27	5,893,564

	54,111	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.87%, due 07/26/31	54,107

	7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (g)	7

	3,792,678	JetBlue Pass-Through Trust, Series 20-1, Class B, 7.75%, due 05/15/30	4,458,062

	158,934	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.87%, due 04/17/28	158,929

		Total Asset-Backed Securities	10,564,669

		Bank Loans — 0.5%

	2,372,203	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, Variable Rate, 3 mo. LIBOR plus 13.00%, 14.00%, due 09/16/25 (e)	2,419,648

	1,916,082	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 1 mo. LIBOR plus 3.75%, 3.84%, due 10/10/25 (e)	1,441,851

	2,453,835	Frontier Communications Corp., 2021 DIP Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.75%, 4.50%, due 05/01/28 (e)	2,447,700

	4,015,517	Quorum Health Corporation, 2020 Term Loan, Variable Rate, 3 mo. LIBOR plus 7.00%, 8.00%, due 04/29/25 (e)	4,000,459

Par Value†	Description	Value ($)

	Bank Loans — continued

10,625,996	SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, Variable Rate, 1 mo. LIBOR plus 3.00%, 3.50%, due 08/25/28 (e)	10,579,560

3,285,546	Serta Simmons Bedding, LLC, 2020 Super Priority Second Out Term Loan, Variable Rate, 1 mo. LIBOR plus 7.50%, 8.50%, due 08/10/23 (e)	3,067,879

	Total Bank Loans	23,957,097

	Corporate Debt — 2.7%

1,323,873	American Airlines Pass-Through Trust – Class B, 4.38%, due 04/01/24	1,326,659

1,966,706	American Airlines Pass-Through Trust – Class B, 3.70%, due 11/01/24	1,936,610

5,044,625	American Airlines Pass-Through Trust – Class B, 4.40%, due 03/22/25	4,979,130

2,289,941	American Airlines Pass-Through Trust – Class B, 5.25%, due 07/15/25	2,274,692

2,073,575	American Airlines Pass-Through Trust – Class B, 144A, 4.38%, due 12/15/25	2,028,427

3,097,872	American Airlines Pass-Through Trust – Class B, 4.95%, due 08/15/26	3,093,622

3,825,080	American Airlines Pass-Through Trust – Class B, 3.70%, due 04/15/27	3,694,158

2,895,004	American Airlines Pass-Through Trust – Class B, 3.75%, due 04/15/27	2,806,603

2,755,570	American Airlines Pass-Through Trust – Class B, 3.85%, due 08/15/29	2,637,347

1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	1,171,464

944,000	Boeing Co. (The), 5.81%, due 05/01/50	1,273,277

2,963,000	Boeing Co. (The), 5.93%, due 05/01/60	4,095,592

6,270,000	Carnival Corp, 144A, 7.63%, due 03/01/26	6,429,822

4,280,000	Carnival Corp, 144A, 5.75%, due 03/01/27	4,183,058

3,579,000	Carnival Corp, 6.65%, due 01/15/28	3,688,553

3,615,000	CEC Entertainment LLC, 144A, 6.75%, due 05/01/26	3,520,106

6,700,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, due 10/01/28	7,085,250

768,000	Cumulus Media New Holdings, Inc., 144A, 6.75%, due 07/01/26	796,800

4,856,000	Dave & Buster’s, Inc., 144A, 7.63%, due 11/01/25	5,147,360

1,610,000	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A, 9.50%, due 07/31/27	1,621,077

2,010,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	1,899,450

1,818,000	EnLink Midstream Partners LP, 5.05%, due 04/01/45	1,681,668

3,133,000	Envision Healthcare Corp., 144A, 8.75%, due 10/15/26	1,903,298

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

1,400,000	Esc Cb Gulfport Energy, 6.38%, due 01/15/26 (e) (g)	66,500

1,340,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24	1,429,512

290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27	306,556

890,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	985,319

330,563	Frontier Communications Holdings LLC, 5.88%, due 11/01/29	324,986

6,800,000	Frontier Communications Holdings LLC, 144A, 6.00%, due 01/15/30	6,689,092

860,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT + 3.22%, 4.95%, due 12/31/99	890,418

4,040,000	Guitar Center, Inc., 144A, 8.50%, due 01/15/26	4,282,400

2,534,100	JPMorgan Chase & Co., Variable Rate, SOFR + 2.75%, 4.00%, due 12/31/99	2,509,393

4,673,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	4,673,000

10,720,000	NCL Finance Ltd., 144A, 6.13%, due 03/15/28	10,446,747

3,760,000	New Residential Investment Corp., 144A, REIT, 6.25%, due 10/15/25	3,708,300

1,454,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,526,700

6,996,000	Royal Caribbean Cruises Ltd, 7.50%, due 10/15/27	8,033,017

3,280,000	Royal Caribbean Cruises Ltd, 3.70%, due 03/15/28	2,992,606

2,967,000	SeaWorld Parks & Entertainment, Inc., 144A, 8.75%, due 05/01/25	3,159,855

198,799	Spirit Airlines Pass-Through Trust, 4.10%, due 10/01/29	205,735

4,442,175	Spirit Airlines Pass-Through Trust, 3.65%, due 08/15/31	4,422,131

1,620,000	Triumph Group, Inc., 144A, 6.25%, due 09/15/24	1,626,302

1,300,000	Uber Technologies, Inc., 144A, 8.00%, due 11/01/26	1,384,500

540,000	Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, REIT, 6.00%, due 01/15/30	504,900

999,600	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, REIT, 6.50%, due 02/15/29	961,040

278,000	XHR LP, 144A, REIT, 4.88%, due 06/01/29	280,085

	Total Corporate Debt	130,683,117

	U.S. Government — 10.4%

195,000,000	U.S. Treasury Note, 0.13%, due 02/28/23 (a)	194,466,796

44,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	43,859,063

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued

184,000,000	U.S. Treasury Note, 0.13%, due 06/30/23 (a)	183,130,313

90,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 07/31/23 (a)	89,990,800

	Total U.S. Government	511,446,972

	Total United States	676,651,855

	TOTAL DEBT OBLIGATIONS (COST $687,646,901)	689,116,655

	MUTUAL FUNDS — 0.2%

	United States — 0.2%

	Affiliated Issuers — 0.2%

2,317,146	GMO U.S. Treasury Fund (h)	11,655,246

	TOTAL MUTUAL FUNDS (COST $11,668,691)	11,655,246

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.4%

17,584,634	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (i)	17,584,634

558,015	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (j)	558,015

	Total Money Market Funds	18,142,649

	U.S. Government — 0.4%

3,760,000	U.S. Treasury Bill, 0.19%, due 10/06/22 (j) (k)	3,753,836

13,090,000	U.S. Treasury Bill, 0.22%, due 11/03/22 (a) (j) (k)	13,063,756

	Total U.S. Government	16,817,592

	TOTAL SHORT-TERM INVESTMENTS (COST $34,971,617)	34,960,241

	TOTAL INVESTMENTS — 99.0% (Cost $4,928,778,406)	4,869,690,295

	SECURITIES SOLD SHORT — (25.5)%

	Common Stocks — (25.3)%

	Australia — (1.2)%

(1,119,189)	APA Group	(7,567,627)

(58,326)	ASX Ltd	(3,727,768)

(271,227)	BHP Group Ltd Sponsored ADR	(15,240,245)

(19,714)	Cochlear Ltd	(3,031,392)

(773,099)	Qantas Airways Ltd *	(2,763,589)

(4,330,958)	Santos Ltd	(19,529,298)

(1,432,384)	Sydney Airport *	(8,436,299)

	Total Australia	(60,296,218)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Austria — (0.2)%

(82,783)	Verbund AG	(8,656,981)

	Belgium — (0.1)%

(39,514)	Anheuser-Busch InBev SA/NV	(2,204,970)

(16,081)	Galapagos NV *	(778,340)

	Total Belgium	(2,983,310)

	Canada — (0.5)%

(280,400)	AltaGas Ltd	(5,333,845)

(23,600)	Brookfield Renewable Corp – Class A	(873,908)

(9,300)	Cameco Corp	(215,574)

(232,601)	Canadian Pacific Railway Ltd	(16,289,048)

(3,300)	Franco-Nevada Corp	(453,717)

(53,600)	Pembina Pipeline Corp	(1,589,240)

	Total Canada	(24,755,332)

	Denmark — (0.1)%

(200,450)	Ambu A/S – Class B	(5,685,321)

	France — (0.8)%

(183,635)	Accor SA *	(5,443,769)

(43,925)	Aeroports de Paris *	(5,135,199)

(560,626)	Getlink SE	(8,283,274)

(5,517)	Hermes International	(10,353,229)

(4,283)	Sartorius Stedim Biotech	(2,528,577)

(78,252)	Ubisoft Entertainment SA *	(4,010,904)

(26,457)	Wendel SE	(3,025,144)

	Total France	(38,780,096)

	Germany — (0.8)%

(59,766)	Delivery Hero SE *	(7,931,600)

(69,999)	Puma SE	(8,457,370)

(51,075)	QIAGEN NV *	(2,822,025)

(31,369)	Scout24 SE	(2,081,870)

(3,155,442)	Telefonica Deutschland Holding AG	(8,415,974)

(98,089)	Uniper SE	(4,258,617)

(81,611)	Zalando SE *	(7,421,993)

	Total Germany	(41,389,449)

	Israel — (0.2)%

(26,400)	CyberArk Software Ltd *	(4,563,240)

(33,300)	Wix.com Ltd *	(5,088,240)

	Total Israel	(9,651,480)

	Italy — (0.5)%

(65,620)	Amplifon SPA	(3,196,006)

(261,217)	Atlantia SPA *	(4,770,263)

(35,060)	Ferrari NV	(9,174,320)

(449,952)	FinecoBank Banca Fineco SPA	(7,880,446)

(165,322)	Infrastrutture Wireless Italiane SPA	(1,896,001)

	Total Italy	(26,917,036)

Shares	Description	Value ($)

	Japan — (2.6)%

(395,000)	Acom Co Ltd	(1,171,351)

(23,400)	Aeon Co Ltd	(545,769)

(229,700)	ANA Holdings Inc *	(4,520,050)

(251,900)	Asahi Intecc Co Ltd	(5,521,404)

(6,000)	East Japan Railway Co	(367,857)

(68,400)	GMO Payment Gateway Inc	(9,114,277)

(32,900)	Harmonic Drive Systems Inc	(1,351,679)

(273,000)	Hitachi Metals Ltd *	(5,068,573)

(8,200)	Ibiden Co Ltd	(507,026)

(435,400)	Isetan Mitsukoshi Holdings Ltd	(2,976,586)

(3,700)	Ito En Ltd	(217,716)

(133,500)	Japan Airlines Co Ltd *	(2,406,482)

(96,600)	Japan Airport Terminal Co Ltd *	(4,250,669)

(141,300)	Japan Exchange Group Inc	(3,059,300)

(874)	Japan Real Estate Investment Corp (REIT)	(5,058,121)

(284,600)	JGC Holding Corp	(2,391,580)

(302,900)	Keikyu Corp	(2,991,294)

(48,400)	Keio Corp	(2,176,232)

(8,600)	Keisei Electric Railway Co Ltd	(235,278)

(69,300)	Kintetsu Group Holdings Co Ltd *	(1,990,437)

(37,100)	Lasertec Corp	(9,634,314)

(21,500)	Lion Corp	(305,377)

(182,400)	LIXIL Corp	(4,462,242)

(110,100)	M3 Inc	(5,918,790)

(117,500)	Mercari Inc *	(7,087,583)

(28,500)	Mizuho Financial Group Inc	(351,367)

(341,900)	MonotaRO Co Ltd	(6,730,987)

(9,000)	Nidec Corp	(1,030,568)

(281,700)	Nihon M&A Center Holdings Inc	(8,264,996)

(393,800)	Nippon Paint Holdings Co Ltd	(4,132,188)

(75,000)	Nissin Foods Holdings Co Ltd	(5,512,767)

(207,900)	Odakyu Electric Railway Co Ltd	(4,004,278)

(45,800)	ORIENTAL LAND CO LTD	(7,196,775)

(38,700)	Shiseido Co Ltd	(2,218,275)

(54,800)	Tobu Railway Co Ltd	(1,238,482)

(78,200)	Tokyu Corp	(1,080,869)

(50,700)	West Japan Railway Co	(2,184,802)

	Total Japan	(127,276,341)

	Netherlands — (0.3)%

(3,012)	Adyen NV *	(8,342,743)

(12,924)	Heineken Holding NV	(1,076,347)

(83,701)	Just Eat Takeaway.com NV *	(5,241,387)

	Total Netherlands	(14,660,477)

	New Zealand — (0.1)%

(62,008)	Xero Ltd *	(6,297,994)

	Norway — (0.0)%

(24,607)	Schibsted ASA – B Shares	(945,281)

(26,103)	Schibsted ASA – Class A	(1,163,079)

	Total Norway	(2,108,360)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — (0.0)%

(12,277)	Magnit PJSC Sponsored GDR (Registered)	(189,267)

	Singapore — (0.3)%

(182,100)	City Developments Ltd	(934,724)

(1,379,300)	Singapore Airlines Ltd *	(4,911,723)

(1,014,500)	Singapore Exchange Ltd	(6,623,485)

	Total Singapore	(12,469,932)

	Spain — (0.5)%

(2,602)	Aena SME SA *	(382,145)

(140,990)	Cellnex Telecom SA	(8,315,016)

(288,762)	Ferrovial SA	(8,040,405)

(250,314)	Siemens Gamesa Renewable Energy SA *	(6,682,204)

	Total Spain	(23,419,770)

	Sweden — (0.3)%

(635,571)	Embracer Group AB *	(6,868,143)

(9,372)	EQT AB	(551,021)

(54,970)	Evolution AB	(5,771,719)

(102,010)	Sinch AB *	(1,356,469)

	Total Sweden	(14,547,352)

	Switzerland — (0.4)%

(10)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(1,232,937)

(5,071)	Partners Group Holding AG	(8,751,773)

(4,040)	Straumann Holding AG (Registered)	(8,588,827)

	Total Switzerland	(18,573,537)

	United Kingdom — (1.3)%

(100,338)	Admiral Group Plc	(3,944,703)

(179,709)	Antofagasta Plc	(3,285,583)

(64)	AstraZeneca Plc Sponsored ADR	(3,509)

(977,681)	Auto Trader Group Plc	(9,496,834)

(1,441,853)	ConvaTec Group Plc	(3,689,068)

(71,404)	Halma Plc	(2,846,211)

(413,531)	Hargreaves Lansdown Plc	(7,339,849)

(1,131,165)	Informa Plc *	(7,004,957)

(440,015)	Land Securities Group Plc (REIT)	(4,241,481)

(76,554)	London Stock Exchange Group Plc	(6,631,929)

(160,138)	Melrose Industries Plc	(307,659)

(265,849)	Ocado Group Plc *	(6,346,459)

(4,595,136)	Rolls-Royce Holdings Plc *	(7,496,250)

(15,856)	Spirax-Sarco Engineering Plc	(3,289,941)

	Total United Kingdom	(65,924,433)

	United States — (15.1)%

(627,233)	Advanced Micro Devices, Inc. *	(99,334,890)

(250,700)	AES Corp. (The)	(5,861,366)

(41,800)	Airbnb, Inc. – Class A *	(7,212,172)

Shares	Description	Value ($)

	United States — continued

(32,500)	American Tower Corp. (REIT)	(8,530,600)

(1)	Analog Devices, Inc.	(180)

(162,615)	Aon Plc – Class A	(48,096,639)

(216,432)	Apollo Global Management, Inc.	(15,319,057)

(123,100)	Aramark	(4,111,540)

(46,300)	Arthur J Gallagher & Co.	(7,542,270)

(29,400)	Autodesk, Inc. *	(7,473,186)

(49,400)	Avalara, Inc. *	(6,900,192)

(1,400)	Bio-Techne Corp.	(660,842)

(43,800)	BioMarin Pharmaceutical, Inc. *	(3,779,502)

(33,000)	Boeing Co. (The) *	(6,529,050)

(28,100)	Burlington Stores, Inc. *	(8,236,953)

(69,800)	Caesars Entertainment, Inc. *	(6,286,886)

(27,000)	Carvana Co. *	(7,571,340)

(44,100)	Catalent, Inc. *	(5,673,906)

(64,400)	Ceridian HCM Holding, Inc. *	(7,045,360)

(15,857)	Charter Communications, Inc. – Class A *	(10,248,062)

(5,100)	Chipotle Mexican Grill, Inc. *	(8,381,391)

(195,200)	Clarivate Plc *	(4,555,968)

(46,800)	Cloudflare, Inc. – Class A *	(8,809,632)

(32,000)	CME Group, Inc.	(7,056,640)

(24,400)	Cognex Corp.	(1,884,900)

(32,700)	Coupa Software, Inc. *	(6,430,782)

(46,800)	Crown Castle International Corp. (REIT)	(8,501,220)

(156,000)	Delta Air Lines, Inc. *	(5,647,200)

(14,700)	Dexcom, Inc. *	(8,270,073)

(31,400)	DocuSign, Inc. *	(7,735,704)

(1,600)	DoorDash, Inc. – Class A *	(286,032)

(135,600)	DraftKings Inc. – Class A *	(4,684,980)

(10,800)	Equinix, Inc. (REIT)	(8,771,760)

(104,700)	Equity LifeStyle Properties, Inc. (REIT)	(8,512,110)

(4,700)	Erie Indemnity Co. – Class A	(873,307)

(73,400)	Exact Sciences Corp. *	(6,266,158)

(28,300)	Expedia Group, Inc. *	(4,558,847)

(4,400)	First Republic Bank	(922,504)

(277,880)	Fox Corp. – Class A	(9,923,095)

(71,700)	Guidewire Software, Inc. *	(8,341,578)

(28,600)	Hess Corp.	(2,131,272)

(202,700)	Host Hotels & Resorts, Inc. (REIT) *	(3,182,390)

(11,600)	HubSpot, Inc. *	(9,360,156)

(13,900)	IDEXX Laboratories, Inc. *	(8,452,173)

(44,754)	II-VI, Inc. *	(2,798,468)

(49,600)	Ingersoll Rand, Inc.	(2,893,664)

(28,600)	Insulet Corp. *	(8,249,384)

(21,200)	Ionis Pharmaceuticals, Inc. *	(561,800)

(35,700)	IQVIA Holdings, Inc. *	(9,250,941)

(113,900)	Iron Mountain, Inc. (REIT)	(5,175,616)

(121,100)	Lamb Weston Holdings, Inc.	(6,287,512)

(25,400)	Liberty Broadband Corp. – Class A *	(3,850,132)

(24,400)	Liberty Broadband Corp. – Class C *	(3,778,340)

(158,500)	Liberty Media Corp-Liberty Formula One – Class C *	(9,655,820)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(20,700)	Liberty Media Corp-Liberty SiriusXM – Class A *	(1,010,160)

(23,000)	Liberty Media Corp-Liberty SiriusXM – Class C *	(1,125,390)

(8,600)	Linde Plc	(2,736,004)

(84,400)	Live Nation Entertainment, Inc. *	(9,001,260)

(17,400)	MarketAxess Holdings, Inc.	(6,136,806)

(8,600)	Marriott International, Inc. – Class A *	(1,269,016)

(13)	Marvell Technology, Inc.	(925)

(135,400)	MGM Resorts International	(5,359,132)

(17,200)	MongoDB, Inc. *	(8,567,320)

(8,600)	Monolithic Power Systems, Inc.	(4,759,756)

(14,400)	MSCI, Inc.	(9,064,080)

(66,451)	NortonLifeLock, Inc.	(1,651,307)

(54,700)	Novocure Ltd. *	(5,122,108)

(102,400)	Oak Street Health, Inc. *	(3,169,280)

(35,400)	Okta, Inc. *	(7,619,142)

(99,400)	Palantir Technologies, Inc. – Class A *	(2,052,610)

(3,200)	Paycom Software, Inc. *	(1,399,936)

(67,100)	Peloton Interactive, Inc. – Class A *	(2,952,400)

(4,200)	Public Storage (REIT)	(1,374,996)

(1)	Realty Income Corp. (REIT)	(68)

(27,300)	RingCentral, Inc. – Class A *	(5,896,254)

(23,600)	Roku, Inc. *	(5,371,596)

(94,350)	Rollins, Inc.	(3,139,968)

(88,300)	Royal Caribbean Cruises Ltd. *	(6,165,106)

(83,055)	S&P Global, Inc.	(37,850,655)

(14)	salesforce.com, Inc. *	(3,990)

(93,700)	Sarepta Therapeutics, Inc. *	(7,571,897)

(24,600)	Seagen, Inc. *	(3,936,000)

(13,600)	ServiceNow, Inc. *	(8,808,720)

(54,600)	Simon Property Group, Inc. (REIT)	(8,345,064)

(125,100)	Snap, Inc. – Class A *	(5,956,011)

(25,900)	Snowflake, Inc. – Class A *	(8,809,885)

(85,622)	Square, Inc. – Class A *	(17,837,631)

(49,000)	Teladoc Health, Inc. *	(4,961,250)

(110)	Teledyne Technologies, Inc. *	(45,682)

Shares	Description	Value ($)

	United States — continued

(8,600)	Tesla, Inc. *	(9,844,936)

(25,900)	Twilio, Inc. – Class A *	(7,411,285)

(53,900)	Twitter, Inc. *	(2,368,366)

(134,200)	Uber Technologies, Inc. *	(5,099,600)

(160,900)	UDR, Inc. (REIT)	(9,127,857)

(24,900)	Vail Resorts, Inc.	(8,259,579)

(180,600)	Vistra Corp.	(3,590,328)

(13,500)	Wayfair, Inc. – Class A *	(3,345,840)

(317,600)	Williams Cos, Inc. (The)	(8,508,504)

(57,300)	Zendesk, Inc. *	(5,850,903)

(43,200)	Zillow Group, Inc. – Class A *	(2,337,552)

(72,949)	Zillow Group, Inc. – Class C *	(3,958,942)

(27,400)	Zscaler, Inc. *	(9,506,977)

	Total United States	(740,737,616)

	TOTAL COMMON STOCKS (PROCEEDS $1,135,858,017)	(1,245,320,302)

	PREFERRED STOCKS (f) — (0.2)%

	Germany — (0.2)%

(11,631)	Sartorius AG	(8,001,325)

	TOTAL PREFERRED STOCKS (PROCEEDS $5,061,513)	(8,001,325)

	INVESTMENT FUNDS — (0.0)%

	United States — (0.0)%

(5,389)	SPDR S&P Oil & Gas Exploration & Production ETF	(524,835)

	TOTAL INVESTMENT FUNDS (PROCEEDS $439,351)	(524,835)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,141,358,881)	(1,253,846,462)

	Other Assets and Liabilities (net) — 26.5%	1,305,206,754

	TOTAL NET ASSETS — 100.0%	$4,921,050,587

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/18/2022	JPM	AUD	52,266,308	USD	38,735,500	1,456,275
01/18/2022	MSCI	AUD	30,183,847	USD	22,256,995	728,204
01/21/2022	MSCI	AUD	27,067,560	USD	20,061,921	755,602
02/09/2022	BCLY	AUD	5,598,000	USD	4,151,512	158,416
02/09/2022	CITI	AUD	6,842,000	USD	5,074,588	194,138
02/09/2022	MSCI	AUD	92,700,050	USD	68,490,505	2,366,857
12/02/2021	CITI	BRL	8,381,721	USD	1,520,000	29,081
12/02/2021	GS	BRL	57,803,527	USD	10,440,000	158,059
12/02/2021	MSCI	BRL	3,986,370	USD	747,393	38,308
12/01/2021	DB	CAD	21,529,303	USD	17,448,062	594,719
01/12/2022	SSB	CAD	23,611,379	USD	19,025,820	533,687
01/31/2022	MSCI	CAD	4,285,082	USD	3,363,249	7,250
02/01/2022	UBSA	CAD	21,000,000	USD	17,019,207	572,393
02/02/2022	JPM	CAD	24,229,227	USD	19,140,000	164,156
02/02/2022	GS	CHF	8,431,181	USD	9,271,932	66,380
02/14/2022	MSCI	CHF	135,934,767	USD	147,001,797	(1,463,899)
02/17/2022	JPM	COP	5,680,375,000	USD	1,450,000	39,142
01/18/2022	CITI	CZK	40,698,409	USD	1,850,000	42,680
01/18/2022	DB	CZK	44,894,221	USD	2,030,000	36,354
01/18/2022	GS	CZK	41,043,611	USD	1,800,000	(22,650)
01/18/2022	JPM	CZK	147,522,081	USD	6,683,123	132,016
12/03/2021	MSCI	EUR	2,905,345	USD	3,272,363	(22,651)
12/03/2021	UBSA	EUR	1,002,157	USD	1,129,032	(7,535)
01/21/2022	BCLY	EUR	3,437,700	USD	3,999,604	93,711
01/21/2022	MSCI	EUR	97,610,148	USD	113,866,314	2,962,281
01/21/2022	SSB	EUR	202,710	USD	236,287	5,969
01/31/2022	DB	EUR	21,280,000	USD	24,517,324	333,823
01/21/2022	MSCI	GBP	14,151,300	USD	19,545,317	708,635
01/21/2022	UBSA	GBP	671,602	USD	925,584	31,620
02/14/2022	JPM	GBP	10,990,000	USD	15,098,194	470,253
02/14/2022	MSCI	GBP	21,670,000	USD	29,027,615	184,351
01/21/2022	SSB	HKD	49,791,300	USD	6,404,169	18,899
01/14/2022	BOA	HUF	691,790,792	USD	2,170,000	19,871
01/14/2022	CITI	HUF	1,088,201,772	USD	3,410,000	27,800
01/14/2022	GS	HUF	967,447,745	USD	3,080,000	73,111
01/14/2022	MSCI	HUF	1,146,628,558	USD	3,658,441	94,647
02/04/2022	GS	IDR	18,227,160,000	USD	1,260,000	(3,849)
01/10/2022	MSCI	INR	675,203,050	USD	9,072,871	112,076
12/07/2021	BCLY	JPY	776,278,611	USD	6,850,207	(17,529)
12/07/2021	GS	JPY	158,996,823	USD	1,404,167	(2,478)
12/07/2021	JPM	JPY	1,428,077,392	USD	12,522,003	(112,196)
12/07/2021	MSCI	JPY	2,077,211,630	USD	18,310,770	(66,320)
12/07/2021	UBSA	JPY	539,790,018	USD	4,698,860	(76,662)
01/21/2022	BOA	JPY	3,702,635,400	USD	32,460,303	(325,656)
02/10/2022	BCLY	KRW	2,915,616,600	USD	2,460,000	(1,871)
02/10/2022	JPM	KRW	2,414,952,000	USD	2,040,000	877
02/10/2022	MSCI	KRW	10,951,592,172	USD	9,255,518	8,278
01/21/2022	BCLY	MXN	31,890,065	USD	1,520,000	47,199
01/21/2022	BOA	MXN	36,109,415	USD	1,730,000	62,334
01/21/2022	GS	MXN	128,031,479	USD	6,030,000	117,032
01/21/2022	MSCI	MXN	17,848,004	USD	863,902	39,615
02/15/2022	JPM	NOK	75,291,271	USD	8,260,000	(57,819)
01/18/2022	BCLY	NZD	1,141,341	USD	797,049	18,450
01/18/2022	MSCI	NZD	11,287,887	USD	7,861,246	160,890
02/01/2022	MSCI	NZD	200,120,000	USD	138,386,982	1,895,994
02/09/2022	JPM	PHP	123,381,830	USD	2,457,670	18,534
01/18/2022	MSCI	PLN	36,417,489	USD	8,874,522	35,862

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/31/2022	JPM	RON	54,142,065	USD	12,616,117	267,604
02/07/2022	JPM	SEK	130,541,240	USD	14,850,000	342,768
01/18/2022	BOA	SGD	2,874,156	USD	2,130,000	24,120
01/18/2022	CITI	SGD	2,011,985	USD	1,470,000	(4,171)
01/18/2022	GS	SGD	1,994,938	USD	1,480,000	18,319
02/18/2022	JPM	THB	440,121,009	USD	13,253,064	189,356
01/25/2022	BCLY	TRY	25,037,158	USD	2,439,080	655,160
02/18/2022	CITI	TWD	47,002,960	USD	1,700,000	(9,709)
02/18/2022	GS	TWD	16,528,200	USD	600,000	(1,205)
02/22/2022	JPM	TWD	36,449,400	USD	1,319,579	(6,745)
01/18/2022	BCLY	USD	3,618,666	AUD	5,061,466	(8,548)
01/18/2022	BOA	USD	4,148,532	AUD	5,649,914	(118,701)
01/18/2022	MSCI	USD	14,736,577	AUD	19,965,909	(495,784)
01/18/2022	UBSA	USD	9,042,496	AUD	12,248,719	(306,031)
02/09/2022	JPM	USD	12,029,586	AUD	16,430,000	(309,942)
12/02/2021	GS	USD	740,142	BRL	3,986,370	(31,056)
12/02/2021	MSCI	USD	11,952,857	BRL	63,752,955	(612,648)
12/01/2021	BCLY	USD	3,143,581	CAD	3,906,588	(85,467)
12/01/2021	JPM	USD	4,857,108	CAD	6,061,385	(112,198)
12/01/2021	MSCI	USD	3,362,004	CAD	4,285,082	(7,601)
12/01/2021	UBSA	USD	3,087,386	CAD	3,876,232	(53,035)
01/12/2022	SSB	USD	283,599	CAD	351,951	(7,955)
01/31/2022	JPM	USD	3,224,117	CAD	4,105,223	(8,981)
02/02/2022	JPM	USD	122,935,716	CAD	152,229,599	(3,712,556)
02/14/2022	JPM	USD	16,460,000	CHF	15,187,000	126,989
02/16/2022	MSCI	USD	11,385,305	CLP	9,172,571,000	(391,402)
02/17/2022	MSCI	USD	400,000	COP	1,616,800,000	1,571
12/03/2021	DB	USD	28,359,790	EUR	24,000,000	(1,140,882)
12/03/2021	JPM	USD	4,385,991	EUR	3,779,377	(99,719)
12/03/2021	UBSA	USD	1,950,409	EUR	1,687,033	(37,109)
01/18/2022	BCLY	USD	2,458,676	EUR	2,165,557	1,654
01/18/2022	DB	USD	2,076,906	EUR	1,787,254	(46,373)
01/21/2022	BCLY	USD	6,408,949	EUR	5,676,800	40,995
01/21/2022	MSCI	USD	3,242,998	EUR	2,788,365	(74,876)
01/21/2022	UBSA	USD	23,483,300	EUR	20,115,692	(627,978)
02/02/2022	UBSA	USD	23,683,172	EUR	20,262,879	(654,560)
02/14/2022	CITI	USD	8,548,046	GBP	6,230,000	(255,774)
02/14/2022	MSCI	USD	62,933,489	GBP	46,182,700	(1,463,262)
02/04/2022	MSCI	USD	12,182,324	IDR	175,669,107,400	(1,641)
01/31/2022	DB	USD	3,100,000	ILS	9,648,018	(31,965)
01/31/2022	JPM	USD	2,944,987	ILS	9,378,901	37,469
01/10/2022	GS	USD	1,020,000	INR	76,981,440	1,641
12/07/2021	BCLY	USD	9,962,312	JPY	1,130,999,322	43,638
12/07/2021	JPM	USD	24,374,573	JPY	2,778,190,807	204,078
12/07/2021	MSCI	USD	9,068,241	JPY	1,018,880,910	(54,203)
12/07/2021	UBSA	USD	36,428,499	JPY	4,086,243,509	(277,506)
02/07/2022	JPM	USD	7,755,300	JPY	883,890,916	72,514
02/09/2022	JPM	USD	51,633,179	JPY	5,873,103,670	380,477
02/10/2022	CITI	USD	1,550,000	KRW	1,830,519,000	(4,357)
02/15/2022	MSCI	USD	75,812,952	NOK	648,088,533	(4,215,235)
01/18/2022	GS	USD	1,767,834	NZD	2,569,345	(15,081)
02/01/2022	JPM	USD	6,831,528	NZD	9,560,000	(311,171)
02/01/2022	MSCI	USD	84,552,609	NZD	120,220,000	(2,557,072)
02/04/2022	SSB	USD	17,866,570	NZD	25,800,000	(270,749)
02/16/2022	MSCI	USD	3,988,526	PEN	16,193,212	(24,216)
01/18/2022	DB	USD	1,590,000	PLN	6,611,121	14,544
01/18/2022	GS	USD	2,380,000	PLN	9,872,414	16,071

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Forward Currency Contracts — (Continued)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/18/2022	JPM	USD	1,770,000	PLN	7,409,902	28,411
01/31/2022	BOA	USD	380,000	RON	1,676,458	2,360
02/09/2022	GS	USD	690,000	RUB	52,093,042	1,176
02/09/2022	MSCI	USD	11,767,090	RUB	855,691,013	(413,690)
02/07/2022	JPM	USD	122,002,134	SEK	1,042,502,137	(6,147,399)
01/18/2022	DB	USD	1,010,000	SGD	1,385,001	4,783
02/18/2022	CITI	USD	1,030,000	THB	34,361,624	(10,075)
01/25/2022	BCLY	USD	1,360,000	TRY	13,725,800	(382,024)
01/25/2022	MSCI	USD	1,125,396	TRY	11,311,358	(319,452)
01/31/2022	MSCI	USD	12,286,880	ZAR	186,238,384	(673,157)
01/31/2022	BCLY	ZAR	38,343,085	USD	2,420,000	28,946
01/31/2022	GS	ZAR	30,567,897	USD	1,960,000	53,802

						$(10,400,101)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
168	Australian Government Bond 10 Yr.	December 2021	16,693,204	(610,523)
505	CAC40 10 Euro	December 2021	38,400,952	(2,497,634)
81	Canadian Government Bond 10 Yr.	March 2022	8,950,613	156,800
121	Corn (j)	March 2022	3,433,375	(67,381)
98	DAX Index	December 2021	41,937,681	(3,196,394)
348	FTSE 100 Index	December 2021	32,685,272	197,839
67	FTSE/JSE TOP 40	December 2021	2,680,814	(34,160)
102	Hang Seng Index	December 2021	15,337,115	(762,687)
34	MSCI Singapore	December 2021	855,313	(53,620)
185	Silver (j)	March 2022	21,103,875	(1,749,186)
336	Soybean (j)	January 2022	20,449,800	(322,225)
106	U.S. Treasury Note 10 Yr. (CBT)	March 2022	13,866,125	198,810

			$216,394,139	$(8,740,361)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
490	E-mini Russell 2000 Index	December 2021	53,833,850	818,974
170	Euro Bund	December 2021	33,232,436	(78,493)
2,116	Euro STOXX 50	December 2021	97,515,769	2,263,721
200	FTSE 100 Index	December 2021	18,784,639	(84,386)
148	FTSE Taiwan Index	December 2021	8,908,701	237,748
87	Gold 100 OZ (j)	February 2022	15,455,550	536,992
38	Hang Seng Index	December 2021	5,713,827	296,931
22	Japanese Government Bond 10 Yr. (OSE)	December 2021	29,572,079	(60,166)
4,081	Mini MSCI Emerging Markets	December 2021	247,369,815	14,045,470
14	NASDAQ 100 E-Mini	December 2021	4,522,140	33,515
1,882	S&P 500 E-Mini	December 2021	429,684,125	(11,781,839)
29	S&P/TSX 60	December 2021	5,657,208	(55,115)
479	SGX Nifty 50	December 2021	16,328,371	499,440
192	SPI 200 Futures	December 2021	24,566,795	738,670
233	TOPIX Index	December 2021	38,845,291	3,209,157
21	U.S. Ultra Bond (CBT)	March 2022	4,211,813	(157,445)
101	UK Gilt Long Bond	March 2022	16,962,554	(148,111)
33	WTI Crude Oil (j)	December 2021	2,183,940	473,605

			$1,053,348,903	$10,788,668

+	Buys- Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.66%	N/A	12/20/2024	Quarterly	96,637	(11,861)	(108,498)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	0.76%	N/A	12/20/2024	Quarterly	(139,584)	(146,379)	(6,795)
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	2.04%	N/A	12/20/2024	Quarterly	14,842	(49,962)	(64,804)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	2.04%	N/A	12/20/2024	Quarterly	142,500	(99,924)	(242,424)
United Rentals North America, Inc.	CSI	USD	1,140,000	5.00%	0.71%	N/A	12/20/2024	Quarterly	(96,605)	(148,279)	(51,674)
United Rentals North America, Inc.	JPM	USD	1,140,000	5.00%	0.71%	N/A	12/20/2024	Quarterly	(51,323)	(148,279)	(96,956)

									$(33,533)	$(604,684)	$(571,151)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.02%	3 Month AUD BBSW	AUD	437,640,000	12/15/2023	Quarterly	22,888	(711,298)	(734,186)
1.05%	3 Month AUD BBSW	AUD	55,860,000	12/15/2023	Quarterly	—	(114,545)	(114,545)
3 Month CAD LIBOR	0.95%	CAD	97,340,000	12/15/2023	Semi-Annually	—	(907,965)	(907,965)
3 Month CAD LIBOR	1.11%	CAD	76,690,000	12/15/2023	Semi-Annually	—	(528,624)	(528,624)
1.33%	3 Month CAD LIBOR	CAD	111,160,000	12/15/2023	Semi-Annually	—	388,177	388,177
1.37%	3 Month CAD LIBOR	CAD	130,280,000	12/15/2023	Semi-Annually	—	374,387	374,387
(0.40)%	CHF - SARON - OIS - COMPOUND	CHF	11,390,000	12/15/2023	Annually	818	(49,343)	(50,161)
(0.62)%	CHF - SARON - OIS - COMPOUND	CHF	35,150,000	12/15/2023	Annually	2,876	22,389	19,513
(0.65)%	CHF - SARON - OIS - COMPOUND	CHF	93,020,000	12/15/2023	Annually	1,903	109,684	107,781
GBP - SONIA - COMPOUND	0.79%	GBP	669,710,000	12/15/2023	Annually	(300,593)	(1,729,782)	(1,429,189)
0.83%	GBP - SONIA - COMPOUND	GBP	60,270,000	12/15/2023	Annually	—	96,424	96,424
GBP - SONIA - COMPOUND	0.84%	GBP	53,530,000	12/15/2023	Annually	(7,137)	(65,099)	(57,962)
2.18%	3 Month NZD Bank Bill Rate	NZD	92,190,000	12/15/2023	Quarterly	—	5,894	5,894
3 Month NZD Bank Bill Rate	2.42%	NZD	545,210,000	12/15/2023	Quarterly	53,795	1,712,084	1,658,289
0.30%	3 Month SEK STIBOR	SEK	3,507,890,000	12/15/2023	Quarterly	(29,750)	(687,359)	(657,609)
0.23%	3 Month SEK STIBOR	SEK	678,000,000	12/15/2023	Quarterly	—	(21,671)	(21,671)
1.51%	3 Month CAD LIBOR	CAD	462,990,000	12/18/2023	Semi-Annually	31,404	321,771	290,367
6 Month EURIBOR	(0.42)%	EUR	27,400,000	12/20/2023	Semi-Annually	(516)	(38,656)	(38,140)
(0.48)%	6 Month EURIBOR	EUR	21,110,000	12/20/2023	Semi-Annually	3,697	58,943	55,246
(0.38)%	6 Month EURIBOR	EUR	28,950,000	12/20/2023	Semi-Annually	253	12,182	11,929
(0.44)%	6 Month EURIBOR	EUR	37,080,000	12/20/2023	Semi-Annually	449	69,387	68,938
6 Month EURIBOR	(0.30)%	EUR	62,570,000	12/20/2023	Semi-Annually	7,494	88,194	80,700

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	0.73%	USD	64,840,000	12/20/2023	Quarterly	8,050	(98,078)	(106,128)
0.82%	3 Month USD LIBOR	USD	207,400,000	12/20/2023	Quarterly	26,950	(81,023)	(107,973)
3 Month USD LIBOR	0.90%	USD	39,730,000	12/20/2023	Quarterly	(19,136)	79,198	98,334
3 Month USD LIBOR	0.78%	USD	35,360,000	12/20/2023	Quarterly	(3,150)	(20,899)	(17,749)
6 Month AUD BBSW	2.22%	AUD	12,290,000	12/15/2031	Semi-Annually	—	164,044	164,044
6 Month AUD BBSW	2.18%	AUD	24,090,000	12/15/2031	Semi-Annually	—	257,916	257,916
6 Month AUD BBSW	2.08%	AUD	94,170,000	12/15/2031	Semi-Annually	7,769	417,452	409,683
6 Month AUD BBSW	2.02%	AUD	77,770,000	12/15/2031	Semi-Annually	18,451	10,938	(7,513)
3 Month CAD LIBOR	2.07%	CAD	374,960,000	12/15/2031	Semi-Annually	(103,073)	1,115,710	1,218,783
3 Month CAD LIBOR	2.07%	CAD	101,440,000	12/15/2031	Semi-Annually	(20,381)	309,157	329,538
3 Month CAD LIBOR	2.15%	CAD	28,330,000	12/15/2031	Semi-Annually	—	235,066	235,066
3 Month CAD LIBOR	2.09%	CAD	24,110,000	12/15/2031	Semi-Annually	—	108,794	108,794
2.01%	3 Month CAD LIBOR	CAD	16,610,000	12/15/2031	Semi-Annually	—	23,844	23,844
1.76%	3 Month CAD LIBOR	CAD	20,840,000	12/15/2031	Semi-Annually	—	405,534	405,534
1.76%	3 Month CAD LIBOR	CAD	15,510,000	12/15/2031	Semi-Annually	—	306,288	306,288
2.17%	3 Month CAD LIBOR	CAD	22,540,000	12/15/2031	Semi-Annually	—	(221,539)	(221,539)
2.02%	3 Month CAD LIBOR	CAD	17,420,000	12/15/2031	Semi-Annually	—	8,485	8,485
CHF - SARON - OIS - COMPOUND	(0.00)%	CHF	7,110,000	12/15/2031	Annually	2,369	(10,826)	(13,195)
CHF - SARON - OIS - COMPOUND	0.07%	CHF	159,930,000	12/15/2031	Annually	52,014	1,077,927	1,025,913
CHF - SARON - OIS - COMPOUND	0.20%	CHF	2,320,000	12/15/2031	Annually	(2,314)	49,572	51,886
CHF - SARON - OIS - COMPOUND	(0.05)%	CHF	23,560,000	12/15/2031	Annually	(9,498)	(161,886)	(152,388)
0.14%	CHF - SARON - OIS - COMPOUND	CHF	4,530,000	12/15/2031	Annually	3,531	(61,893)	(65,424)
(0.01)%	CHF - SARON - OIS - COMPOUND	CHF	1,050,000	12/15/2031	Annually	832	2,068	1,236
GBP - SONIA - COMPOUND	0.83%	GBP	12,450,000	12/15/2031	Annually	—	15,330	15,330
0.88%	GBP - SONIA - COMPOUND	GBP	139,120,000	12/15/2031	Annually	(374,198)	(1,011,468)	(637,270)
0.85%	GBP - SONIA - COMPOUND	GBP	333,890,000	12/15/2031	Annually	(272,472)	(1,368,494)	(1,096,022)
0.99%	GBP - SONIA - COMPOUND	GBP	7,900,000	12/15/2031	Annually	11,238	(175,708)	(186,946)
0.79%	GBP - SONIA - COMPOUND	GBP	11,070,000	12/15/2031	Annually	(294)	38,897	39,191
3 Month NZD Bank Bill Rate	2.64%	NZD	3,770,000	12/15/2031	Quarterly	2,942	(16,084)	(19,026)
3 Month NZD Bank Bill Rate	2.71%	NZD	20,460,000	12/15/2031	Quarterly	—	(7,504)	(7,504)
3 Month NZD Bank Bill Rate	2.60%	NZD	126,210,000	12/15/2031	Quarterly	80,195	(845,328)	(925,523)
2.75%	3 Month NZD Bank Bill Rate	NZD	119,960,000	12/15/2031	Quarterly	93,989	(281,489)	(375,478)
3 Month SEK STIBOR	0.88%	SEK	735,220,000	12/15/2031	Quarterly	(72,453)	351,883	424,336
3 Month SEK STIBOR	0.98%	SEK	950,600,000	12/15/2031	Quarterly	20,962	1,383,271	1,362,309
3 Month SEK STIBOR	0.93%	SEK	32,900,000	12/15/2031	Quarterly	—	30,222	30,222
3 Month SEK STIBOR	0.78%	SEK	148,700,000	12/15/2031	Quarterly	—	(98,777)	(98,777)
1.06%	3 Month SEK STIBOR	SEK	198,000,000	12/15/2031	Quarterly	—	(458,104)	(458,104)
3 Month SEK STIBOR	0.84%	SEK	137,600,000	12/15/2031	Quarterly	—	3,839	3,839
3 Month SEK STIBOR	0.85%	SEK	140,800,000	12/15/2031	Quarterly	—	16,016	16,016
6 Month EURIBOR	0.13%	EUR	5,850,000	12/17/2031	Semi-Annually	(1,724)	(6,270)	(4,546)
0.08%	6 Month EURIBOR	EUR	5,480,000	12/17/2031	Semi-Annually	(291)	39,847	40,138
6 Month EURIBOR	0.05%	EUR	7,470,000	12/17/2031	Semi-Annually	(5,720)	(77,472)	(71,752)
0.32%	6 Month EURIBOR	EUR	12,730,000	12/17/2031	Semi-Annually	(6,047)	(256,724)	(250,677)
0.14%	6 Month EURIBOR	EUR	184,250,000	12/17/2031	Semi-Annually	118,721	112,882	(5,839)
0.24%	6 Month EURIBOR	EUR	8,010,000	12/17/2031	Semi-Annually	—	(87,051)	(87,051)
6 Month EURIBOR	(0.08)%	EUR	5,100,000	12/17/2031	Semi-Annually	(1,267)	(129,007)	(127,740)
1.58%	3 Month USD LIBOR	USD	7,560,000	12/17/2031	Quarterly	6,273	(42,032)	(48,305)
3 Month USD LIBOR	1.73%	USD	21,510,000	12/17/2031	Quarterly	—	432,542	432,542
3 Month USD LIBOR	1.66%	USD	17,810,000	12/17/2031	Quarterly	—	236,993	236,993
3 Month USD LIBOR	1.70%	USD	44,360,000	12/17/2031	Quarterly	2,803	770,494	767,691
3 Month USD LIBOR	1.61%	USD	22,200,000	12/17/2031	Quarterly	—	205,224	205,224
3 Month USD LIBOR	1.60%	USD	27,000,000	12/17/2031	Quarterly	(34,631)	207,508	242,139
1.54%	3 Month USD LIBOR	USD	283,610,000	12/17/2031	Quarterly	(586,127)	(639,034)	(52,907)
1.74%	3 Month USD LIBOR	USD	8,570,000	12/17/2031	Quarterly	3,588	(183,668)	(187,256)
1.51%	3 Month USD LIBOR	USD	13,880,000	12/17/2031	Quarterly	(12,343)	8,064	20,407
3 Month USD LIBOR	1.55%	USD	11,590,000	12/17/2031	Quarterly	—	31,590	31,590

						$(1,276,861)	$521,411	$1,798,272

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 8.50%)	Appreciation on Total Return on CSI 500 Index	GS	USD	5,623,443	12/07/2021	Monthly	—	220,257	220,257
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	10,553,787	05/06/2022	Monthly	—	(745,694)	(745,694)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	11,439,112	05/06/2022	Monthly	—	662,451	662,451
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	12,225,985	05/12/2022	Monthly	—	(790,139)	(790,139)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	13,493,523	05/12/2022	Monthly	—	720,995	720,995
1 Month Federal Funds Rate plus 0.05%	Total Return on Equity Basket (l)	UBSA	USD	11,420,312	05/20/2022	Monthly	—	(737,893)	(737,893)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	12,400,584	05/20/2022	Monthly	—	662,355	662,355
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1,186,906	05/24/2022	Monthly	—	(5,827)	(5,827)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1,213,799	05/24/2022	Monthly	—	(67,711)	(67,711)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	GS	USD	14,231,361	05/24/2022	Monthly	—	329,382	329,382
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.50%	GS	USD	10,281,546	05/24/2022	Monthly	—	604,725	604,725
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	GS	USD	591,026	05/24/2022	Monthly	—	(3,145)	(3,145)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	58,519,379	10/18/2022	Monthly	—	2,716,040	2,716,040
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	2,635,025	10/18/2022	Monthly	—	306,382	306,382
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 2.66%	MORD	USD	23,700,312	05/18/2023	Monthly	—	1,231,582	1,231,582
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,587,081	11/20/2023	Monthly	—	349,807	349,807

							$—	$5,453,567	$5,453,567

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Security is in default.

(h)	All or a portion of this security is purchased with collateral from securities loaned.

(i)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	The rate shown represents yield-to-maturity.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(m)	The following table represents the individual short positions within the custom equity basket swap as of November 30, 2021:

Shares	Description	% of Equity Basket	Value ($)

20,470,000	Alibaba Pictures Group Ltd	3.8%	2,101,005

11,946,000	China Molybdenum Co Ltd – Class H	13.2%	7,328,724

708,000	China Resources Beer Holdings Co Ltd	10.4%	5,807,484

2,648,000	China Youzan Ltd	0.4%	235,946

612,500	CITIC Securities Co Ltd – Class H	2.6%	1,456,180

28,600	Ganfeng Lithium Co Ltd – Class H	1.0%	552,761

4,792,000	Greentown Service Group Co Ltd	8.2%	4,592,106

144,500	Hong Kong Exchanges and Clearing Ltd	14.3%	7,946,260

2,300,000	Kingdee International Software Group Co Ltd	12.4%	6,903,108

323,000	New World Development Co Ltd	2.3%	1,275,351

2,591,200	Sands China Ltd	10.6%	5,921,690

114,500	Venus Medtech Hangzhou Inc – Class H	1.0%	571,789

208,000	Weimob Inc	0.4%	249,876

412,000	Yihai International Holding Ltd.	4.0%	2,210,484

6,468,000	Zijin Mining Group Co Ltd – Class H	15.4%	8,582,713

	TOTAL COMMON STOCKS		$55,735,477

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SPDR - Standard and Poor’s Depositary Receipt

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,005,517	GMO Emerging Markets ex-China Fund, Class VI	19,165,145

8,907,475	GMO International Equity Fund, Class IV	209,592,893

449,347	GMO-Usonian Japan Value Creation Fund, Class VI	9,503,692

	TOTAL MUTUAL FUNDS (COST $234,825,337)	238,261,730

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

88,474	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	88,474

	TOTAL SHORT-TERM INVESTMENTS (COST $88,474)	88,474

	TOTAL INVESTMENTS — 100.0% (Cost $234,913,811)	238,350,204

	Other Assets and Liabilities (net) — (0.0%)	(16,128)

	TOTAL NET ASSETS — 100.0%	$238,334,076

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

3,213,317	GMO Emerging Markets ex-China Fund, Class VI	61,245,813

6,582,718	GMO Emerging Markets Fund, Class VI	224,273,200

18,939,864	GMO International Equity Fund, Class IV	445,655,007

1,424,858	GMO-Usonian Japan Value Creation Fund, Class VI	30,135,755

	TOTAL MUTUAL FUNDS (COST $734,265,017)	761,309,775

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%

398,076	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	398,076

	TOTAL SHORT-TERM INVESTMENTS (COST $398,076)	398,076

	TOTAL INVESTMENTS — 100.0% (Cost $734,663,093)	761,707,851

	Other Assets and Liabilities (net) — (0.0%)	(77,497)

	TOTAL NET ASSETS — 100.0%	$761,630,354

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2021.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 85.1%

	United States — 85.1%

	U.S. Government — 85.1%

23,400,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	23,358,867

20,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	19,954,687

35,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	34,887,891

31,000,000	U.S. Treasury Note, 0.13%, due 06/30/23 (b)	30,853,477

75,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.10%, due 01/31/23 (a) (b)	75,014,863

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 04/30/23 (b)	30,000,653

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.09%, due 10/31/23	19,998,035

	Total U.S. Government	234,068,473

	Total United States	234,068,473

	TOTAL DEBT OBLIGATIONS (COST $234,327,346)	234,068,473

	SHORT-TERM INVESTMENTS — 17.5%

	Money Market Funds — 1.0%

2,856,505	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	2,856,505

50,019	State Street U.S. Treasury Liquidity Fund –Class D Shares, 0.01% (a)	50,019

	Total Money Market Funds	2,906,524

	U.S. Government — 16.5%

38,700,000	U.S. Treasury Bill, 0.19%, due 10/06/22 (b) (d)	38,636,554

6,670,000	U.S. Treasury Bill, 0.22%, due 11/03/22 (a) (d)	6,656,628

	Total U.S. Government	45,293,182

	TOTAL SHORT-TERM INVESTMENTS (COST $48,231,236)	48,199,706

	TOTAL INVESTMENTS — 102.6% (Cost $282,558,582)	282,268,179

	Other Assets and Liabilities (net) — (2.6%)	(7,265,582)

	TOTAL NET ASSETS — 100.0%	$275,002,597

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/18/2022	JPM	AUD	34,967,734	USD	25,912,913	971,988
01/18/2022	MSCI	AUD	20,713,807	USD	15,273,968	499,733
12/01/2021	DB	CAD	14,721,561	USD	11,930,842	406,664
01/31/2022	MSCI	CAD	2,657,824	USD	2,086,056	4,497
02/01/2022	UBSA	CAD	14,000,000	USD	11,346,138	381,595
02/02/2022	GS	CHF	5,714,212	USD	6,284,029	44,989
12/03/2021	JPM	EUR	805,345	USD	912,899	(460)
12/03/2021	MSCI	EUR	3,070,150	USD	3,457,987	(23,935)
12/03/2021	UBSA	EUR	760,489	USD	856,768	(5,718)
01/21/2022	UBSA	GBP	466,234	USD	642,552	21,951
12/07/2021	BCLY	JPY	576,381,093	USD	5,086,228	(13,015)
12/07/2021	DB	JPY	62,887,206	USD	556,372	9
12/07/2021	GS	JPY	118,053,959	USD	1,042,583	(1,840)
12/07/2021	JPM	JPY	973,373,916	USD	8,535,198	(76,240)
12/07/2021	MSCI	JPY	1,478,027,038	USD	13,027,288	(48,816)
12/07/2021	UBSA	JPY	356,078,954	USD	3,099,659	(50,571)
01/18/2022	MSCI	NZD	8,561,761	USD	5,962,684	122,033
01/18/2022	BCLY	USD	3,205,278	AUD	4,484,535	(6,660)
01/18/2022	BOA	USD	2,929,139	AUD	3,985,805	(86,243)
01/18/2022	MSCI	USD	10,352,028	AUD	14,025,815	(348,040)
01/18/2022	UBSA	USD	6,126,395	AUD	8,296,819	(208,644)
12/01/2021	BCLY	USD	2,118,753	CAD	2,633,014	(57,604)
12/01/2021	JPM	USD	5,484,283	CAD	6,872,906	(104,107)
12/01/2021	MSCI	USD	2,085,284	CAD	2,657,824	(4,714)
12/01/2021	UBSA	USD	2,037,280	CAD	2,557,817	(34,996)
02/01/2022	JPM	USD	2,389,041	CAD	3,041,930	(6,657)
12/03/2021	DB	USD	14,179,895	EUR	12,000,000	(570,441)
12/03/2021	JPM	USD	3,312,844	EUR	2,854,951	(74,984)
12/03/2021	UBSA	USD	1,267,622	EUR	1,096,447	(24,118)
01/18/2022	BCLY	USD	2,285,118	EUR	2,012,690	1,537
01/18/2022	DB	USD	6,968,196	EUR	5,988,815	(164,190)
01/21/2022	MSCI	USD	1,877,377	EUR	1,614,189	(43,346)
01/21/2022	UBSA	USD	18,872,261	EUR	16,165,896	(504,672)
02/02/2022	UBSA	USD	10,306,876	EUR	8,818,370	(284,863)
12/07/2021	BCLY	USD	6,812,639	JPY	773,423,965	29,842
12/07/2021	JPM	USD	15,967,068	JPY	1,819,869,469	133,315
12/07/2021	MSCI	USD	6,236,069	JPY	700,710,400	(36,886)
12/07/2021	UBSA	USD	27,803,428	JPY	3,114,189,478	(252,196)
02/07/2022	JPM	USD	2,243,661	JPY	255,715,623	20,979
01/18/2022	GS	USD	1,533,491	NZD	2,223,139	(16,913)

						$(411,737)

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
107	Australian Government Bond 10 Yr.	December 2021	10,631,981	(388,845)
317	CAC40 10 Euro	December 2021	24,105,152	(1,572,493)
52	Canadian Government Bond 10 Yr.	March 2022	5,746,072	100,662
78	Corn (a)	March 2022	2,213,250	(43,680)
63	DAX Index	December 2021	26,959,938	(2,056,106)
217	FTSE 100 Index	December 2021	20,381,334	138,638
44	FTSE/JSE TOP 40	December 2021	1,760,534	(22,894)
65	Hang Seng Index	December 2021	9,773,652	(486,554)
1,070	Mini MSCI Emerging Markets	December 2021	64,858,050	(4,595,134)
22	MSCI Singapore	December 2021	553,438	(34,696)
30	S&P 500 E-Mini	December 2021	6,849,375	(177,107)
120	Silver (a)	March 2022	13,689,000	(1,148,520)
216	Soybean (a)	January 2022	13,146,300	(194,953)
68	U.S. Treasury Note 10 Yr. (CBT)	March 2022	8,895,250	129,314

			$209,563,326	$(10,352,368)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
314	E-mini Russell 2000 Index	December 2021	$34,497,610	$471,823
109	Euro Bund	December 2021	21,307,856	(54,685)
99	FTSE Taiwan Index	December 2021	5,959,199	159,029
56	Gold 100 OZ (a)	February 2022	9,948,400	353,248
14	Japanese Government Bond 10 Yr. (OSE)	December 2021	18,818,596	(38,576)
9	NASDAQ 100 E-Mini	December 2021	2,907,090	21,812
19	S&P/TSX 60	December 2021	3,706,446	(39,031)
58	SPI 200 Futures	December 2021	7,421,219	212,904
26	TOPIX Index	December 2021	4,334,668	296,123
65	UK Gilt Long Bond	March 2022	10,916,495	(100,328)
22	WTI Crude Oil (a)	December 2021	1,455,960	317,101

			$121,273,539	$1,599,420

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	8,934,146	05/06/2022	Monthly	—	(631,256)	(631,256)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	9,673,980	05/06/2022	Monthly	—	560,230	560,230
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	10,345,112	05/12/2022	Monthly	—	(668,583)	(668,583)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	11,417,556	05/12/2022	Monthly	—	610,070	610,070
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	9,747,918	05/20/2022	Monthly	—	(629,835)	(629,835)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	10,584,663	05/20/2022	Monthly	—	565,361	565,361

							$—	$(194,013)	$(194,013)

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(d)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at November 30, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 37.6%

	Australia — 1.3%

34,691	Australian Pharmaceutical Industries Ltd (a)	37,038

24,931	BlueScope Steel Ltd	346,523

27,355	Brambles Ltd	193,801

46,349	Dexus (REIT) (a)	366,363

50,940	Fortescue Metals Group Ltd	611,726

22,136	Genworth Mortgage Insurance Australia Ltd	35,190

99,419	GPT Group (The) (REIT) (a)	370,956

9,987	GrainCorp Ltd – Class A	48,100

4,640	McMillan Shakespeare Ltd	41,255

12,671	Metcash Ltd	36,437

9,642	Mineral Resources Ltd	309,439

92,548	Mirvac Group (REIT) (a)	187,382

4,402	Rio Tinto Ltd	292,085

20,364	Sandfire Resources Ltd	86,545

90,737	Scentre Group (REIT) (a)	198,589

47,580	Stockland (REIT) (a)	146,893

6,206	Suncorp Group Ltd	47,551

3,919	Super Retail Group Ltd	34,768

	Total Australia	3,390,641

	Belgium — 0.5%

12,449	Ageas SA/NV	643,800

1,493	Bekaert SA	60,101

5,136	bpost SA *	41,811

1,288	Proximus SADP	23,412

103	Sofina SA	47,865

248	Solvay SA	27,748

2,791	UCB SA	305,195

76	VGP NV (a)	20,235

	Total Belgium	1,170,167

	Canada — 1.0%

5,570	Brookfield Asset Management Inc – Class A	312,867

5,900	Canaccord Genuity Group Inc	65,538

6,300	Canadian Apartment Properties (REIT) (a)	280,416

1,400	Canadian Tire Corp Ltd – Class A	185,037

2,500	Canadian Western Bank	72,293

8,600	Canfor Corp *	183,451

2,500	Cascades Inc	26,283

8,358	Celestica Inc *	85,644

800	Cogeco Inc	50,006

17,100	Corus Entertainment Inc – B Shares	65,993

200	Fairfax Financial Holdings Ltd	88,763

3,000	Finning International Inc	76,441

1,900	iA Financial Corp Inc	100,961

2,700	Imperial Oil Ltd	89,257

1,500	Interfor Corp	37,457

3,300	Intertape Polymer Group Inc	63,213

800	Laurentian Bank of Canada	22,983

1,400	Linamar Corp	80,376

Shares	Description	Value ($)

	Canada — continued

4,600	Magna International Inc	344,788

3,900	Nutrien Ltd	257,868

1,300	West Fraser Timber Co Ltd	106,894

	Total Canada	2,596,529

	China — 1.2%

46,000	Agile Group Holdings Ltd	30,255

100	Autohome Inc ADR	3,417

456,000	Bank of Communications Co Ltd – Class H	265,502

23,500	Beijing Enterprises Holdings Ltd	79,288

20,000	China Aoyuan Group Ltd	5,590

156,000	China Communications Services Corp Ltd – Class H	74,265

4,716,000	China Huarong Asset Management Co Ltd – Class H * (b)	459,626

128,500	China Overseas Land & Investment Ltd	295,416

436,000	China Railway Group Ltd – Class H	207,281

286,000	China Zhongwang Holdings Ltd * (c)	61,616

97,000	CITIC Ltd	87,375

240,000	Dongfeng Motor Group Co Ltd – Class H	222,799

34,500	Fosun International Ltd	37,651

158,000	Guangzhou R&F Properties Co Ltd – Class H	85,516

12,000	Haier Smart Home Co Ltd – Class H	44,779

25,200	Hello Group Inc Sponsored ADR	291,564

18,500	Kingboard Holdings Ltd	92,868

28,000	Seazen Group Ltd *	20,080

43,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	79,679

105,000	Shimao Group Holdings Ltd	121,011

78,400	Sinopharm Group Co Ltd – Class H	170,381

162,000	Skyworth Group Ltd *	98,324

54,000	Sunac China Holdings Ltd	96,840

2,701	Tencent Holdings Ltd	157,520

3,300	Vipshop Holdings Ltd ADR *	32,241

378,585	Yuzhou Group Holdings Co Ltd	37,420

	Total China	3,158,304

	Denmark — 0.5%

57	AP Moller – Maersk A/S – Class A	163,131

94	AP Moller – Maersk A/S – Class B	283,013

174	Carlsberg A/S – Class B	27,022

21,929	Danske Bank A/S	362,562

2,908	Pandora A/S	361,820

3,387	Scandinavian Tobacco Group A/S	62,163

	Total Denmark	1,259,711

	Finland — 0.2%

1,288	Kesko Oyj – B Shares	40,440

4,227	Neste Oyj	199,924

61,231	Nokia Oyj *	343,178

2,659	Outokumpu Oyj *	15,503

1,561	Uponor Oyj	35,930

	Total Finland	634,975

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	France — 1.2%

3,743	ALD SA	52,601

1,466	Amundi SA	121,962

3,395	APERAM SA	163,124

5,177	ArcelorMittal SA	140,544

4,050	BNP Paribas SA	251,706

3,740	Coface SA *	50,888

7,253	Derichebourg SA *	76,062

1,905	IPSOS	86,195

301	Kering SA	231,797

384	LVMH Moet Hennessy Louis Vuitton SE	298,596

4,198	Metropole Television SA	80,951

2,075	Nexity SA (a)	89,063

11,012	Publicis Groupe SA	712,573

2,705	Quadient SA	58,717

503	Rubis SCA	13,848

2,882	Safran SA	321,901

1,103	Societe BIC SA	56,865

10,578	Societe Generale SA	329,159

8,502	Television Francaise 1	82,147

208	Vicat SA	8,051

	Total France	3,226,750

	Germany — 0.8%

1,436	ADVA Optical Networking SE *	20,668

5,542	Bayer AG (Registered)	279,525

2,535	Bayerische Motoren Werke AG	242,988

1,921	Beiersdorf AG	191,067

374	Covestro AG	21,094

4,346	Daimler AG (Registered)	407,016

2,054	Deutsche Pfandbriefbank AG	23,959

182	Draegerwerk AG & Co KGaA (a)	10,673

5,349	Fresenius SE & Co KGaA (a)	202,455

2,160	HeidelbergCement AG	143,708

129	Hornbach Holding AG & Co KGaA	16,182

9,298	Kloeckner & Co SE *	99,978

4,180	ProSiebenSat.1 Media SE	61,409

1,512	Salzgitter AG *	44,718

1,731	SAP SE (a)	221,830

	Total Germany	1,987,270

	Hong Kong — 0.7%

5,500	ASM Pacific Technology Ltd	57,562

14,000	Chow Sang Sang Holdings International Ltd	19,822

154,000	CITIC Telecom International Holdings Ltd	51,708

54,000	CK Hutchison Holdings Ltd	338,051

14,400	Dah Sing Financial Holdings Ltd	42,767

296,000	First Pacific Co Ltd	106,297

20,323	Galaxy Entertainment Group Ltd *	110,485

21,000	HK Electric Investments & HK Electric Investments Ltd – Class SS	20,561

70,000	HKT Trust & HKT Ltd – Class SS	94,748

Shares	Description	Value ($)

	Hong Kong — continued

26,000	Johnson Electric Holdings Ltd	56,643

40,000	K Wah International Holdings Ltd (a)	15,443

51,500	Kerry Properties Ltd (a)	133,917

99,000	Pacific Textiles Holdings Ltd	51,875

262,000	PCCW Ltd	132,335

32,500	Power Assets Holdings Ltd	195,802

74,000	Shun Tak Holdings Ltd *	19,697

34,000	Sun Hung Kai & Co Ltd	21,249

12,500	Swire Pacific Ltd – Class A (a)	69,014

72,000	VSTECS Holdings Ltd	64,721

19,100	VTech Holdings Ltd	157,665

52,000	Yue Yuen Industrial Holdings Ltd *	90,387

	Total Hong Kong	1,850,749

	India — 0.4%

8,861	Hindustan Petroleum Corp Ltd	34,781

67,486	Indiabulls Housing Finance Ltd	204,129

9,487	Indian Oil Corp Ltd	14,918

63,503	NTPC Ltd	107,527

192,566	Oil & Natural Gas Corp Ltd	362,016

92,145	REC Ltd	166,271

3,942	Tata Steel Ltd	55,876

	Total India	945,518

	Ireland — 0.4%

30,419	AIB Group Plc *	66,651

52,143	Bank of Ireland Group Plc *	285,090

3,066	Glanbia Plc	39,634

44,520	Hibernia REIT Plc	65,801

6,929	Origin Enterprises Plc	27,555

15,024	Ryanair Holdings Plc *	243,112

325	Ryanair Holdings Plc Sponsored ADR *	31,054

7,081	Smurfit Kappa Group Plc	362,937

	Total Ireland	1,121,834

	Israel — 0.3%

29,170	Bank Leumi Le-Israel BM	280,691

2,500	Check Point Software Technologies Ltd *	278,275

8,519	Isracard Ltd	37,295

36,100	Teva Pharmaceutical Industries Ltd Sponsored ADR *	297,825

	Total Israel	894,086

	Italy — 1.0%

2,000	ACEA SPA	40,665

2,745	Ascopiave SPA	10,645

1,170	Azimut Holding SPA	32,361

2,511	Banca IFIS SPA	41,846

420	Buzzi Unicem SPA	8,784

276	Cementir Holding NV	2,549

3,249	Credito Emiliano SPA	21,072

10,491	EXOR NV	919,756

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

913	Hera SPA	3,508

23,760	Italgas SPA	149,432

1,208	La Doria SPA	22,557

24,539	Leonardo SPA *	165,996

5,047	Mediobanca Banca di Credito Finanziario SPA	55,829

19,440	Poste Italiane SPA	244,473

343,250	Telecom Italia SPA	178,348

1,046,410	Telecom Italia SPA – RSP	511,044

34,411	Unipol Gruppo SPA	178,734

	Total Italy	2,587,599

	Japan — 9.6%

1,500	ADEKA Corp	31,661

3,700	Aeon Delight Co Ltd	115,759

20,500	Aeon Mall Co Ltd (a)	290,365

7,800	AGC Inc	379,836

1,300	Aisin Corp	47,705

5,100	Amano Corp	111,670

400	Arata Corp	13,583

2,300	Arcland Sakamoto Co Ltd	33,553

9,300	Arcs Co Ltd	169,763

39,400	Asahi Kasei Corp	368,388

7,500	Astellas Pharma Inc	117,603

11,300	Brother Industries Ltd	193,936

1,400	Calbee Inc	31,454

1,900	Canon Marketing Japan Inc	36,674

20,700	Chugoku Marine Paints Ltd	157,142

4,900	Dai Nippon Printing Co Ltd	115,004

200	Dai Nippon Toryo Co Ltd	1,393

5,000	Daihen Corp	188,915

300	Daiichi Jitsugyo Co Ltd	12,952

600	Daishi Hokuetsu Financial Group Inc	12,139

5,500	Daiwa House Industry Co Ltd (a)	159,721

35,000	Daiwabo Holdings Co Ltd	555,364

9,200	Denka Co Ltd	269,241

200	Eizo Corp	6,938

5,500	Electric Power Development Co Ltd	69,687

700	ESPEC Corp	12,961

19,100	EXEO Group Inc	404,575

7,300	Fuji Corp	159,333

1,900	Hanwa Co Ltd	51,316

24,300	Haseko Corp	288,615

36,200	Hazama Ando Corp	268,258

3,600	Hitachi Ltd	210,881

5,900	Hogy Medical Co Ltd (a)	155,944

20,000	Honda Motor Co Ltd	547,695

800	Horiba Ltd	47,448

8,800	Iida Group Holdings Co Ltd	181,723

14,000	Inabata & Co Ltd	188,334

51,300	Inpex Corp	419,767

8,000	Isuzu Motors Ltd	107,221

14,100	ITOCHU Corp	403,233

Shares	Description	Value ($)

	Japan — continued

2,100	Itochu Enex Co Ltd	17,588

5,300	Itoham Yonekyu Holdings Inc	29,958

1,500	Jaccs Co Ltd	36,306

3,800	Japan Post Insurance Co Ltd	58,701

4,000	JFE Holdings Inc	45,591

1,700	Juroku Financial Group Inc	29,597

28,900	JVCKenwood Corp	41,983

39,800	K’s Holdings Corp	402,807

200	Kadokawa Corp	10,600

24,600	Kajima Corp	270,546

6,500	Kanamoto Co Ltd	123,278

4,800	Kandenko Co Ltd	34,163

20,700	Kanematsu Corp	223,846

500	Kanematsu Electronics Ltd (a)	15,873

15,300	KDDI Corp	443,932

4,500	Kinden Corp	65,138

17,000	Kirin Holdings Co Ltd	270,856

600	Kissei Pharmaceutical Co Ltd	12,089

800	Kohnan Shoji Co Ltd	23,409

3,100	Kokuyo Co Ltd	45,326

2,900	Komeri Co Ltd	62,523

41,100	Konica Minolta Inc	169,238

12,700	Konoike Transport Co Ltd	121,795

700	Kumagai Gumi Co Ltd	16,160

10,100	Kyudenko Corp	298,001

16,700	Macromill Inc	135,086

18,300	Mandom Corp	229,626

13,200	Maruichi Steel Tube Ltd	281,447

400	Maruzen Showa Unyu Co Ltd	11,154

17,500	Maxell Ltd	201,741

800	Mirait Holdings Corp	13,826

2,200	Mitsubishi Gas Chemical Co Inc	36,385

88,400	Mitsubishi UFJ Financial Group Inc	466,874

700	Mitsuboshi Belting Ltd	11,906

4,300	Mitsui Chemicals Inc	114,539

900	Mitsui DM Sugar Holdings Co Ltd	14,754

4,100	Mixi Inc	73,023

9,300	Morinaga & Co Ltd	289,202

11,600	MS&AD Insurance Group Holdings Inc	338,240

3,000	NEC Networks & System Integration Corp (a)	47,862

10,600	NH Foods Ltd	360,366

1,100	Nichiha Corp	26,990

2,700	Nippo Corp	95,404

1,100	Nippon Soda Co Ltd	30,977

2,000	Nippon Steel Corp	29,487

200	Nippon Steel Trading Corp	8,099

10,700	Nippon Suisan Kaisha Ltd	53,920

14,400	Nippon Telegraph & Telephone Corp	396,228

8,500	Nippon Television Holdings Inc	85,745

1,900	Nojima Corp	37,225

3,900	Nomura Real Estate Holdings Inc (a)	84,562

64,600	Obayashi Corp	474,485

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

3,400	Okamura Corp	38,105

2,300	Organo Corp	138,090

49,000	ORIX Corp	965,467

12,000	Osaka Gas Co Ltd	192,769

400	Osaka Soda Co Ltd	8,986

17,500	Pacific Industrial Co Ltd	161,551

16,300	Penta-Ocean Construction Co Ltd	93,170

1,400	Proto Corp	15,697

1,000	Raito Kogyo Co Ltd	17,821

1,400	Raiznext Corp	13,810

7,400	Resona Holdings Inc	27,025

1,200	Rohm Co Ltd	111,437

3,200	San-A Co Ltd	112,651

1,600	San-Ai Oil Co Ltd	16,654

3,100	Sanki Engineering Co Ltd	37,500

6,000	Sankyu Inc	237,636

1,700	Sanwa Holdings Corp	18,135

4,800	Sawai Group Holdings Co Ltd	177,750

4,500	Secom Co Ltd	304,615

22,900	Sega Sammy Holdings Inc	371,767

4,600	Seiko Epson Corp	74,168

20,900	Sekisui House Ltd	406,187

400	Sekisui Jushi Corp	7,096

2,300	Shimamura Co Ltd	196,490

29,600	Shimizu Corp	186,482

1,100	Shizuoka Gas Co Ltd	9,377

1,100	Sinko Industries Ltd	17,777

42,600	SKY Perfect JSAT Holdings Inc	151,957

9,540	Sojitz Corp	134,318

10,900	Stanley Electric Co Ltd	283,196

6,300	Subaru Corp	118,655

104,300	Sumitomo Chemical Co Ltd	478,429

2,900	Sumitomo Corp	39,484

32,900	Sumitomo Dainippon Pharma Co Ltd	400,968

17,400	Sumitomo Forestry Co Ltd	348,697

10,300	Sumitomo Mitsui Trust Holdings Inc	321,725

400	Sumitomo Seika Chemicals Co Ltd	10,635

1,700	Suzuki Motor Corp	68,625

4,400	T Hasegawa Co Ltd	109,053

11,300	Tachi-S Co Ltd	113,782

7,900	Taisei Corp	229,977

8,200	Takara Holdings Inc	87,853

5,700	Takara Leben Co Ltd	13,371

1,900	Takeuchi Manufacturing Co Ltd	45,070

13,400	Takuma Co Ltd	161,238

1,900	Tamron Co Ltd	42,072

27,200	Teijin Ltd	310,671

11,500	TIS Inc (a)	354,484

11,500	Toho Holdings Co Ltd (a)	171,299

114,500	Tokyo Electric Power Co Holdings Inc *	305,513

4,900	Tokyo Gas Co Ltd	83,828

8,400	Tokyo Seimitsu Co Ltd	352,519

Shares	Description	Value ($)

	Japan — continued

5,000	Tokyu Construction Co Ltd	28,345

4,100	Tokyu Fudosan Holdings Corp (a)	21,127

900	Toppan Forms Co Ltd	12,264

23,700	Toppan Inc	359,245

16,200	Toray Industries Inc	93,668

16,400	Tosei Corp	139,092

21,300	Tosoh Corp	304,511

1,200	Totetsu Kogyo Co Ltd	24,053

900	Towa Pharmaceutical Co Ltd	20,827

3,300	Toyo Construction Co Ltd	15,178

5,800	Toyota Boshoku Corp	114,116

3,900	Toyota Industries Corp	319,886

5,000	Tsumura & Co	142,406

2,700	Ulvac Inc	154,070

2,000	YAMABIKO Corp	21,977

12,100	Yamada Holdings Co Ltd	42,282

3,900	Yamaguchi Financial Group Inc	21,297

1,100	Yamaha Motor Co Ltd	27,663

2,000	Yamazen Corp	17,113

2,200	Yellow Hat Ltd	30,068

8,100	Yokogawa Bridge Holdings Corp	151,138

4,100	Yokohama Rubber Co Ltd (The)	63,669

600	Yuasa Trading Co Ltd	14,774

7,700	Zenkoku Hosho Co Ltd	336,013

	Total Japan	24,926,621

	Malaysia — 0.0%

60,800	Top Glove Corp Bhd	42,294

	Malta — 0.0%

125,500	BGP Holdings Plc * (b)	—

	Mexico — 0.2%

32,267	Fomento Economico Mexicano SAB de CV	228,912

78,208	Grupo Mexico SAB de CV – Series B	325,744

	Total Mexico	554,656

	Netherlands — 1.1%

21,263	ABN AMRO Bank NV CVA	303,486

8,579	Aegon NV	37,866

5,400	AerCap Holdings NV *	302,616

21,606	ING Groep NV	298,454

6,859	JDE Peet’s NV	186,939

11,993	Koninklijke Ahold Delhaize NV	403,562

1,934	Koninklijke KPN NV	5,697

8,774	NN Group NV	435,975

7,679	Randstad NV	484,552

9,636	Signify NV	439,910

139	Wolters Kluwer NV	15,632

	Total Netherlands	2,914,689

	New Zealand — 0.1%

37,606	Meridian Energy Ltd	120,937

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Norway — 0.4%

4,252	Austevoll Seafood ASA	46,321

12,647	Europris ASA	87,323

2,233	Kongsberg Gruppen ASA	65,557

58,931	Norsk Hydro ASA	381,642

37,967	Orkla ASA	347,048

2,138	Sbanken ASA	22,276

3,519	SpareBank 1 Nord Norge	39,957

3,239	SpareBank 1 SMN	49,345

8,038	SpareBank 1 SR-Bank ASA	111,073

	Total Norway	1,150,542

	Portugal — 0.3%

15,243	Altri SGPS SA	84,670

991,790	Banco Comercial Portugues SA – Class R *	161,421

13,312	CTT – Correios de Portugal SA	62,794

18,701	Galp Energia SGPS SA	175,498

9,241	Navigator Co SA (The)	32,631

16,961	NOS SGPS SA	64,738

5,728	REN – Redes Energeticas Nacionais SGPS SA	16,016

98,476	Sonae SGPS SA	105,531

	Total Portugal	703,299

	Russia — 0.1%

2,505	LUKOIL PJSC Sponsored ADR	217,262

	Singapore — 0.4%

19,600	Ascendas Real Estate Investment Trust (REIT)	41,887

57,299	CapitaLand Integrated Commercial Trust (REIT)	88,324

2,100	Capitaland Investment Ltd *	5,171

53,400	ComfortDelGro Corp Ltd	53,536

222,800	Golden Agri-Resources Ltd	42,448

27,900	Japfa Ltd	12,236

10,700	Jardine Cycle & Carriage Ltd	165,630

23,700	Keppel Corp Ltd	88,337

13,900	Sembcorp Industries Ltd	19,098

48,600	StarHub Ltd	46,905

388,900	Yangzijiang Shipbuilding Holdings Ltd	369,185

41,700	Yanlord Land Group Ltd	33,226

	Total Singapore	965,983

	South Africa — 0.1%

17,691	Bidvest Group Ltd (The)	200,121

	South Korea — 0.1%

1,857	Kia Corp	121,539

	Spain — 0.9%

28,984	Acerinox SA	323,886

9,521	ACS Actividades de Construccion y Servicios SA	228,180

3,853	Amadeus IT Group SA * (a)	246,691

7,772	Atresmedia Corp de Medios de Comunicacion SA *	31,062

Shares	Description	Value ($)

	Spain — continued

62,658	Banco Bilbao Vizcaya Argentaria SA	332,189

236,551	Banco de Sabadell SA *	159,731

106,999	Banco Santander SA	332,687

51,735	Bankinter SA	254,486

4,606	Cia de Distribucion Integral Logista Holdings SA	85,543

3,681	Faes Farma SA	13,843

6,631	Gestamp Automocion SA *	29,065

721	Grupo Catalana Occidente SA	22,894

6,898	Industria de Diseno Textil SA	218,050

15,553	Mediaset Espana Comunicacion SA *	75,182

1,258	Red Electrica Corp SA	26,740

83,022	Unicaja Banco SA	72,760

	Total Spain	2,452,989

	Sweden — 0.2%

14,263	Investor AB – B Shares	331,423

5,114	Inwido AB	92,314

426	Kinnevik AB – Class B *	15,188

2,570	Skanska AB – B Shares	59,134

2,209	Svenska Cellulosa AB SCA – Class B	35,930

	Total Sweden	533,989

	Switzerland — 0.2%

5,994	Adecco Group AG (Registered)	277,782

487	BKW AG	66,238

297	Logitech International SA (Registered)	23,687

48	Schindler Holding AG (Registered)	11,913

281	Zehnder Group AG – Class RG	27,432

	Total Switzerland	407,052

	Taiwan — 0.1%

37,000	Hon Hai Precision Industry Co Ltd	137,100

81,800	Ruentex Development Co Ltd	188,127

	Total Taiwan	325,227

	United Kingdom — 2.9%

12,931	3i Group Plc	237,257

24,839	Airtel Africa Plc	40,941

17,487	Aviva Plc	89,248

923	Bank of Georgia Group Plc	19,078

46,745	Barratt Developments Plc	432,899

4,902	Bellway Plc	204,613

9,277	Berkeley Group Holdings Plc	528,099

180,588	BT Group Plc *	380,155

17,160	Coca-Cola HBC AG *	528,449

17,578	Compass Group Plc * (a)	342,909

982	Computacenter Plc (a)	36,859

4,312	Crest Nicholson Holdings Plc	18,267

290	DCC Plc	21,360

34,999	Ferrexpo Plc	134,525

3,201	Go-Ahead Group Plc (The) *	28,237

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

1,249	Grafton Group Plc	19,418

13,618	Halfords Group Plc	55,367

8,518	IG Group Holdings Plc	87,664

3,315	IMI Plc	74,921

21,299	Indivior Plc *	64,841

9,591	Investec Plc	48,193

108,376	ITV Plc *	159,238

8,387	J Sainsbury Plc	30,813

1,022	Johnson Matthey Plc	28,393

153,849	Kingfisher Plc	646,508

258,344	M&G Plc	641,196

43,969	Micro Focus International Plc (a)	203,682

3,126	Morgan Sindall Group Plc	98,692

4,898	National Grid Plc	64,992

2,853	Numis Corp Plc	12,455

11,884	OSB Group Plc	79,280

11,950	Paragon Banking Group Plc	82,246

7,898	Persimmon Plc	287,019

10,305	Pets at Home Group Plc	63,775

11,397	Plus500 Ltd	192,484

54,167	Premier Foods Plc	73,982

20,059	Reach Plc	68,338

9,276	Redde Northgate Plc	48,502

11,929	Redrow Plc	102,451

13,732	Royal Dutch Shell Plc – B Shares	287,767

38,617	Royal Mail Plc	257,189

1,794	Schroders Plc	81,813

24,314	Tate & Lyle Plc	203,696

86,567	Taylor Wimpey Plc	181,812

22,382	WPP Plc	310,665

	Total United Kingdom	7,600,288

	United States — 11.4%

2,600	Aflac, Inc.	140,764

3,900	Alliance Data Systems Corp. (a)	265,824

6,400	Ally Financial, Inc.	293,312

1,878	American Express Co.	286,019

800	Anthem, Inc. (a)	324,984

3,300	Arrow Electronics, Inc. *	401,445

13,400	AT&T, Inc.	305,922

4,500	Athene Holding Ltd. – Class A *	368,640

3,500	Bed Bath & Beyond, Inc. *	64,155

1,400	Best Buy Co., Inc.	149,604

300	Bio-Rad Laboratories, Inc. – Class A *	225,960

1,300	Biogen, Inc. *	306,462

130	Booking Holdings, Inc. * (a)	273,241

11,913	BorgWarner, Inc.	515,595

2,300	Bristol-Myers Squibb Co.	123,349

2,600	Capital One Financial Corp.	365,378

1,400	Cardinal Health, Inc. (a)	64,722

7,700	Carrier Global Corp.	416,724

3,900	CBRE Group, Inc. – Class A * (a)	372,723

Shares	Description	Value ($)

	United States — continued

5,200	Centene Corp. * (a)	371,332

1,959	Chevron Corp.	221,112

2,000	Cigna Corp. (a)	383,800

6,200	Citigroup, Inc.	394,940

4,900	Citizens Financial Group, Inc.	231,623

956	Coca-Cola Co. (The)	50,142

4,800	Cognizant Technology Solutions Corp. – Class A (a)	374,304

7,000	Comcast Corp. – Class A (a)	349,860

6,900	Corteva, Inc.	310,500

4,800	CVS Health Corp. (a)	427,488

3,902	Darling Ingredients, Inc. *	263,463

1,800	Discover Financial Services	194,130

8,600	DISH Network Corp. – Class A *	268,750

4,500	DR Horton, Inc.	439,650

2,900	eBay, Inc.	195,634

3,959	EOG Resources, Inc.	344,433

200	FedEx Corp.	46,074

2,400	Fidelity National Financial, Inc.	117,384

1,000	FleetCor Technologies, Inc. * (a)	207,130

23,200	Ford Motor Co.	445,208

1,100	Fox Corp. – Class A (a)	39,281

10,900	Fox Corp. – Class B	366,240

1,100	Franklin Resources, Inc.	35,640

7,700	General Motors Co. *	445,599

5,400	Gilead Sciences, Inc.	372,222

1,308	Global Payments, Inc. (a)	155,704

500	Goldman Sachs Group, Inc. (The)	190,495

2,197	Green Plains, Inc. *	84,914

2,265	Hasbro, Inc.	219,501

2,169	Hilton Worldwide Holdings, Inc. * (a)	292,967

13,700	HP, Inc.	483,336

2,700	IAC/InterActiveCorp *	360,855

3,100	Incyte Corp. *	209,932

6,900	Intel Corp.	339,480

2,184	Intercontinental Exchange, Inc.	285,492

3,200	International Business Machines Corp. (a)	374,720

11,500	Invesco Ltd.	256,795

2,300	Jazz Pharmaceuticals Plc *	275,701

23,100	Kinder Morgan, Inc.	357,126

6,100	Kohl’s Corp.	312,503

3,300	Kraft Heinz Co. (The)	110,913

8,600	Kroger Co. (The)	357,158

640	Kyndryl Holdings, Inc. * (a)	10,112

1,400	Laboratory Corp. of America Holdings * (a)	399,462

3,770	Las Vegas Sands Corp. * (a)	134,287

200	Lear Corp.	33,558

2,300	Leidos Holdings, Inc.	202,193

4,100	Lennar Corp. – Class A	430,705

5,400	Lincoln National Corp.	358,182

6,000	LKQ Corp.	335,400

1,560	Loyalty Ventures, Inc. *	44,772

27,800	Lumen Technologies, Inc.	343,052

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

6,447	Lyft, Inc. – Class A *	261,813

4,300	LyondellBasell Industries NV – Class A	374,659

1,600	Marathon Petroleum Corp.	97,360

196	Markel Corp. *	234,185

3,200	Merck & Co., Inc.	239,712

6,300	MetLife, Inc.	369,558

5,200	Micron Technology, Inc.	436,800

1,200	Mohawk Industries, Inc. *	201,444

8,300	Molson Coors Brewing Co. – Class B	368,852

10	NVR, Inc. *	52,253

700	Omnicom Group, Inc. (a)	47,117

4,400	Oracle Corp. (a)	399,256

300	PACCAR, Inc.	25,026

1,400	Principal Financial Group, Inc.	96,012

3,600	Prudential Financial, Inc.	368,136

6,600	PulteGroup, Inc.	330,198

2,400	Quest Diagnostics, Inc. (a)	356,832

27,900	Qurate Retail, Inc. – Series A	223,200

3,187	Raytheon Technologies Corp.	257,892

700	Regeneron Pharmaceuticals, Inc. *	445,571

5,798	Sensata Technologies Holding Plc *	322,949

500	Snap-on, Inc.	102,955

3,400	SS&C Technologies Holdings, Inc. (a)	259,522

8,600	Synchrony Financial	385,194

4,500	Textron, Inc.	318,600

4,900	Tyson Foods, Inc. – Class A	386,904

2,900	Universal Health Services, Inc. – Class B (a)	344,317

6,018	US Bancorp	333,036

5,900	Verizon Communications, Inc.	296,593

6,708	Verso Corp. – Class A	141,807

3,550	VF Corp.	254,642

9,100	ViacomCBS, Inc. – Class B (a)	281,645

22,900	Viatris, Inc.	281,899

4,000	VICI Properties, Inc. (REIT) (a)	108,800

2,200	VMware, Inc. – Class A (a)	256,828

5,700	Walgreens Boots Alliance, Inc.	255,360

6,252	Wells Fargo & Co.	298,721

15,600	Western Union Co. (The) (a)	246,792

5,200	Western Digital Corp. *	300,768

1,400	Whirlpool Corp.	304,836

	Total United States	29,788,121

	TOTAL COMMON STOCKS (COST $91,913,776)	97,849,742

	PREFERRED STOCKS (d) — 0.2%

	Brazil – 0.1%

28,448	Bradespar SA	251,748

Shares	Description	Value ($)

	Germany — 0.1%

2,200	Bayerische Motoren Werke AG	172,507

742	Draegerwerk AG & Co KGaA (a)	47,990

	Total Germany	220,497

	TOTAL PREFERRED STOCKS (COST $395,966)	472,245

	MUTUAL FUNDS — 62.1%

	United States — 62.1%
	Affiliated Issuers — 62.1%

354,326	GMO Emerging Country Debt Fund, Class VI	8,851,073

925,000	GMO Emerging Markets ex-China Fund, Class VI	17,630,500

1,014,483	GMO Emerging Markets Fund, Class VI	34,563,432

1,598,425	GMO International Equity Fund, Class IV	37,610,948

270,921	GMO Opportunistic Income Fund, Class VI	7,068,329

474,785	GMO Quality Fund, Class VI	14,215,048

911,825	GMO U.S. Equity Fund, Class VI	14,324,779

655,684	GMO U.S. Small Cap Value Fund, Class VI	17,178,918

2,041,805	GMO U.S. Treasury Fund	10,270,277

	TOTAL MUTUAL FUNDS (COST $141,896,187)	161,713,304

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

615,407	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	615,407

	TOTAL SHORT-TERM INVESTMENTS (COST $615,407)	615,407

	TOTAL INVESTMENTS — 100.1% (Cost $234,821,336)	260,650,698

	SECURITIES SOLD SHORT — (17.5)%

	Common Stocks — (17.4)%
	Australia — (0.5)%

(52,700)	APA Group	(356,342)

(2,660)	ASX Ltd	(170,008)

(960)	Cochlear Ltd	(147,618)

(37,038)	Qantas Airways Ltd *	(132,399)

(68,108)	Sydney Airport *	(401,135)

	Total Australia	(1,207,502)

	Austria — (0.1)%

(3,652)	Verbund AG	(381,906)

	Belgium — (0.1)%

(1,893)	Anheuser-Busch InBev SA/NV	(105,634)

(831)	Galapagos NV *	(40,221)

	Total Belgium	(145,855)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Canada — (0.2)%

(13,200)	AltaGas Ltd	(251,094)

(1,200)	Brookfield Renewable Corp – Class A	(44,436)

(800)	Cameco Corp	(18,544)

(300)	Franco-Nevada Corp	(41,247)

(3,100)	Pembina Pipeline Corp	(91,915)

	Total Canada	(447,236)

	Denmark — (0.1)%

(9,465)	Ambu A/S – Class B	(268,454)

	France — (0.8)%

(8,926)	Accor SA *	(264,607)

(2,176)	Aeroports de Paris *	(254,392)

(26,673)	Getlink SE	(394,095)

(266)	Hermes International	(499,177)

(208)	Sartorius Stedim Biotech	(122,798)

(4,010)	Ubisoft Entertainment SA *	(205,537)

(1,242)	Wendel SE	(142,013)

	Total France	(1,882,619)

	Germany — (0.7)%

(2,723)	Delivery Hero SE *	(361,372)

(3,237)	Puma SE	(391,098)

(2,498)	QIAGEN NV *	(138,021)

(1,503)	Scout24 SE	(99,750)

(758)	TeamViewer AG *	(10,274)

(148,488)	Telefonica Deutschland Holding AG	(396,037)

(4,302)	Uniper SE	(186,775)

(3,579)	Zalando SE *	(325,487)

	Total Germany	(1,908,814)

	Israel — (0.2)%

(1,200)	CyberArk Software Ltd *	(207,420)

(1,500)	Wix.com Ltd *	(229,200)

	Total Israel	(436,620)

	Italy — (0.5)%

(2,878)	Amplifon SPA	(140,172)

(12,315)	Atlantia SPA *	(224,893)

(1,677)	Ferrari NV	(438,829)

(20,876)	FinecoBank Banca Fineco SPA	(365,622)

(7,806)	Infrastrutture Wireless Italiane SPA	(89,523)

	Total Italy	(1,259,039)

	Japan — (2.3)%

(21,600)	Acom Co Ltd	(64,054)

(1,100)	Aeon Co Ltd	(25,656)

(10,900)	ANA Holdings Inc *	(214,491)

(11,900)	Asahi Intecc Co Ltd	(260,837)

(300)	East Japan Railway Co	(18,393)

(3,100)	GMO Payment Gateway Inc	(413,074)

Shares	Description	Value ($)

	Japan — continued

(1,400)	Harmonic Drive Systems Inc	(57,518)

(12,200)	Hitachi Metals Ltd *	(226,508)

(500)	Ibiden Co Ltd	(30,916)

(19,000)	Isetan Mitsukoshi Holdings Ltd	(129,892)

(6,300)	Japan Airlines Co Ltd *	(113,564)

(4,600)	Japan Airport Terminal Co Ltd *	(202,413)

(6,500)	Japan Exchange Group Inc	(140,732)

(43)	Japan Real Estate Investment Corp (REIT)	(248,855)

(12,900)	JGC Holding Corp	(108,403)

(14,600)	Keikyu Corp	(144,183)

(2,300)	Keio Corp	(103,416)

(3,100)	Kintetsu Group Holdings Co Ltd *	(89,038)

(1,600)	Lasertec Corp	(415,496)

(1,200)	Lion Corp	(17,044)

(8,700)	LIXIL Corp	(212,837)

(5,200)	M3 Inc	(279,543)

(100)	McDonald’s Holdings Co Japan Ltd	(4,463)

(5,500)	Mercari Inc *	(331,759)

(1,400)	Mizuho Financial Group Inc	(17,260)

(16,200)	MonotaRO Co Ltd	(318,929)

(400)	Nidec Corp	(45,803)

(13,500)	Nihon M&A Center Holdings Inc	(396,086)

(19,600)	Nippon Paint Holdings Co Ltd	(205,665)

(3,600)	Nissin Foods Holdings Co Ltd	(264,613)

(10,400)	Odakyu Electric Railway Co Ltd	(200,310)

(2,100)	ORIENTAL LAND CO LTD	(329,983)

(1,800)	Shiseido Co Ltd	(103,176)

(2,600)	Tobu Railway Co Ltd	(58,760)

(2,900)	Tokyu Corp	(40,083)

(2,400)	West Japan Railway Co	(103,423)

(400)	Yaskawa Electric Corp	(17,854)

	Total Japan	(5,955,030)

	Netherlands — (0.3)%

(132)	Adyen NV *	(365,618)

(631)	Heineken Holding NV	(52,551)

(3,739)	Just Eat Takeaway.com NV *	(234,138)

	Total Netherlands	(652,307)

	New Zealand — (0.1)%

(2,716)	Xero Ltd *	(275,857)

	Norway — (0.0)%

(1,098)	Schibsted ASA – B Shares	(42,180)

(1,372)	Schibsted ASA – Class A	(61,132)

	Total Norway	(103,312)

	Singapore — (0.2)%

(8,600)	City Developments Ltd	(44,144)

(66,100)	Singapore Airlines Ltd *	(235,384)

(48,700)	Singapore Exchange Ltd	(317,953)

	Total Singapore	(597,481)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Spain — (0.4)%

(123)	Aena SME SA *	(18,065)

(6,697)	Cellnex Telecom SA	(394,962)

(13,082)	Ferrovial SA	(364,260)

(11,837)	Siemens Gamesa Renewable Energy SA *	(315,992)

	Total Spain	(1,093,279)

	Sweden — (0.2)%

(30,449)	Embracer Group AB *	(329,040)

(443)	EQT AB	(26,045)

(2,290)	Evolution AB	(240,444)

(3,958)	Sinch AB *	(52,632)

	Total Sweden	(648,161)

	Switzerland — (0.3)%

(5)	Chocoladefabriken Lindt & Spruengli AG	(61,538)

(238)	Partners Group Holding AG	(410,752)

(50)	Schindler Holding AG	(12,878)

(199)	Straumann Holding AG (Registered)	(423,064)

	Total Switzerland	(908,232)

	United Kingdom — (1.2)%

(4,727)	Admiral Group Plc	(185,838)

(8,742)	Antofagasta Plc	(159,828)

(42,897)	Auto Trader Group Plc	(416,686)

(67,587)	ConvaTec Group Plc	(172,925)

(3,472)	Halma Plc	(138,397)

(18,144)	Hargreaves Lansdown Plc	(322,042)

(54,780)	Informa Plc *	(339,236)

(20,363)	Land Securities Group Plc (REIT)	(196,287)

(3,607)	London Stock Exchange Group Plc	(312,477)

(7,903)	Melrose Industries Plc	(15,183)

(12,478)	Ocado Group Plc *	(297,880)

(216,281)	Rolls-Royce Holdings Plc *	(352,829)

(756)	Spirax-Sarco Engineering Plc	(156,861)

	Total United Kingdom	(3,066,469)

	United States — (9.2)%

(11,800)	AES Corp. (The)	(275,884)

(1,800)	Airbnb, Inc. – Class A *	(310,572)

(1,400)	American Tower Corp. (REIT)	(367,472)

(7,100)	Aramark	(237,140)

(2,000)	Arthur J Gallagher & Co.	(325,800)

(1,300)	Autodesk, Inc. *	(330,447)

(2,200)	Avalara, Inc. *	(307,296)

(100)	Bio-Techne Corp.	(47,203)

(2,300)	BioMarin Pharmaceutical, Inc. *	(198,467)

(1,500)	Boeing Co. (The) *	(296,775)

(1,200)	Burlington Stores, Inc. *	(351,756)

(3,300)	Caesars Entertainment, Inc. *	(297,231)

(1,200)	Carvana Co. *	(336,504)

(2,200)	Catalent, Inc. *	(283,052)

Shares	Description	Value ($)

	United States — continued

(2,800)	Ceridian HCM Holding, Inc. *	(306,320)

(200)	Chipotle Mexican Grill, Inc. *	(328,682)

(10,000)	Clarivate Plc *	(233,400)

(2,200)	Cloudflare, Inc. – Class A *	(414,128)

(1,400)	CME Group, Inc.	(308,728)

(1,200)	Cognex Corp.	(92,700)

(100)	CoStar Group, Inc. *	(7,776)

(1,500)	Coupa Software, Inc. *	(294,990)

(2,100)	Crown Castle International Corp. (REIT)	(381,465)

(7,800)	Delta Air Lines, Inc. *	(282,360)

(700)	Dexcom, Inc. *	(393,813)

(1,400)	DocuSign, Inc. *	(344,904)

(100)	DoorDash, Inc. – Class A *	(17,877)

(6,000)	DraftKings Inc. – Class A *	(207,300)

(600)	Dynatrace, Inc. *	(37,710)

(500)	Equinix, Inc. (REIT)	(406,100)

(4,700)	Equity LifeStyle Properties, Inc. (REIT)	(382,110)

(300)	Erie Indemnity Co. – Class A	(55,743)

(3,600)	Exact Sciences Corp. *	(307,332)

(1,400)	Expedia Group, Inc. *	(225,526)

(200)	First Republic Bank	(41,932)

(300)	Gartner, Inc. *	(93,675)

(3,300)	Guidewire Software, Inc. *	(383,922)

(1,400)	Hess Corp.	(104,328)

(10,700)	Host Hotels & Resorts, Inc. (REIT) *	(167,990)

(500)	HubSpot, Inc. *	(403,455)

(600)	IDEXX Laboratories, Inc. *	(364,842)

(2,500)	Ingersoll Rand, Inc.	(145,850)

(1,400)	Insulet Corp. *	(403,816)

(1,100)	Ionis Pharmaceuticals, Inc. *	(29,150)

(1,600)	IQVIA Holdings, Inc. *	(414,608)

(5,400)	Iron Mountain, Inc. (REIT)	(245,376)

(5,300)	Lamb Weston Holdings, Inc.	(275,176)

(1,100)	Liberty Broadband Corp. – Class A *	(166,738)

(1,400)	Liberty Broadband Corp. – Class C *	(216,790)

(7,400)	Liberty Media Corp-Liberty Formula One – Class C *	(450,808)

(1,400)	Liberty Media Corp-Liberty SiriusXM – Class A *	(68,320)

(1,600)	Liberty Media Corp-Liberty SiriusXM – Class C *	(78,288)

(500)	Linde Plc	(159,070)

(4,200)	Live Nation Entertainment, Inc. *	(447,930)

(800)	MarketAxess Holdings, Inc.	(282,152)

(700)	Marriott International, Inc. – Class A *	(103,292)

(6,000)	MGM Resorts International	(237,480)

(800)	MongoDB, Inc. *	(398,480)

(400)	Monolithic Power Systems, Inc.	(221,384)

(600)	MSCI, Inc.	(377,670)

(600)	NiSource, Inc.	(14,706)

(2,600)	Novocure Ltd. *	(243,464)

(6,100)	Oak Street Health, Inc. *	(188,795)

(1,600)	Okta, Inc. *	(344,368)

(4,700)	Palantir Technologies, Inc. – Class A *	(97,055)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(400)	Paycom Software, Inc. *	(174,992)

(3,200)	Peloton Interactive, Inc. – Class A *	(140,800)

(400)	Public Storage (REIT)	(130,952)

(1,300)	RingCentral, Inc. – Class A *	(280,774)

(1,000)	Roku, Inc. *	(227,610)

(4,800)	Rollins, Inc.	(159,744)

(3,900)	Royal Caribbean Cruises Ltd. *	(272,298)

(4,400)	Sarepta Therapeutics, Inc. *	(355,564)

(1,300)	Seagen, Inc. *	(208,000)

(600)	ServiceNow, Inc. *	(388,620)

(2,700)	Simon Property Group, Inc. (REIT)	(412,668)

(5,500)	Snap, Inc. – Class A *	(261,855)

(1,200)	Snowflake, Inc. – Class A *	(408,180)

(500)	Southwest Airlines Co. *	(22,200)

(1,500)	Square, Inc. – Class A *	(312,495)

(500)	Starbucks Corp.	(54,820)

(2,200)	Teladoc Health, Inc. *	(222,750)

(400)	Tesla, Inc. *	(457,904)

(400)	Trade Desk, Inc. (The) – Class A *	(41,368)

(1,100)	Twilio, Inc. – Class A *	(314,765)

(2,600)	Twitter, Inc. *	(114,244)

(6,900)	Uber Technologies, Inc. *	(262,200)

(7,400)	UDR, Inc. (REIT)	(419,802)

(1,200)	Vail Resorts, Inc.	(398,052)

Shares	Description	Value ($)

	United States — continued

(9,000)	Vistra Corp.	(178,920)

(800)	Wayfair, Inc. – Class A *	(198,272)

(15,200)	Williams Cos, Inc. (The)	(407,208)

(2,700)	Zendesk, Inc. *	(275,697)

(2,700)	Zillow Group, Inc. – Class A *	(146,097)

(3,042)	Zillow Group, Inc. – Class C *	(165,089)

(1,300)	Zscaler, Inc. *	(451,061)

	Total United States	(24,030,474)

	TOTAL COMMON STOCKS (PROCEEDS $45,931,331)	(45,268,647)

	PREFERRED STOCKS (d) — (0.1)%

	Germany — (0.1)%

(565)	Sartorius AG	(388,681)

	TOTAL PREFERRED STOCKS (PROCEEDS $ (246,562)	(388,681)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $46,177,893)	(45,657,328)

	Other Assets and Liabilities (net) — 17.4%	45,293,713

	TOTAL NET ASSETS — 100.0%	$260,287,083

A summary of outstanding financial instruments at November 30, 2021 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.75%	GS	USD	591,174	05/24/2022	Monthly	—	7,575	7,575
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.50%	GS	USD	506,306	05/24/2022	Monthly	—	29,008	29,008
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.75%	GS	USD	42,144	05/24/2022	Monthly	—	(3,286)	(3,286)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.63%	GS	USD	92,574	05/24/2022	Monthly	—	3,299	3,299
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.75%	GS	USD	15,599	05/24/2022	Monthly	—	(193)	(193)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	201,745	10/18/2022	Monthly	—	24,395	24,395
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,773,143	10/18/2022	Monthly	—	125,262	125,262
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	1,066,887	05/18/2023	Monthly	—	52,977	52,977
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	123,916	11/20/2023	Monthly	—	16,755	16,755

							$—	$255,792	$255,792

As of November 30, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2021 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2021.

(f)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(g)	The following table represents the individual short positions within the custom equity basket swap as of November 30, 2021:

Shares	Description	% of Equity Basket	Value ($)
950,000	Alibaba Pictures Group Ltd	3.7%	97,506
528,000	China Molybdenum Co Ltd – Class H	12.2%	323,922
32,000	China Resources Beer Holdings Co Ltd	9.9%	262,485
152,000	China Youzan Ltd	0.5%	13,544
49,000	CITIC Securities Co Ltd – Class H	4.4%	116,494
4,600	Ganfeng Lithium Co Ltd – Class H	3.4%	88,906
214,000	Greentown Service Group Co Ltd	7.8%	205,073
6,500	Hong Kong Exchanges and Clearing Ltd	13.5%	357,444
101,000	Kingdee International Software Group Co Ltd	11.5%	303,136
15,000	New World Development Co Ltd	2.2%	59,227
124,000	Sands China Ltd	10.7%	283,378
6,000	Venus Medtech Hangzhou Inc – Class H	1.1%	29,963
26,000	Weimob Inc	1.2%	31,235
20,000	Yihai International Holding Ltd.	4.1%	107,305
274,000	Zijin Mining Group Co Ltd – Class H	13.8%	363,584

	TOTAL COMMON STOCKS		$2,643,202

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2021, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$12,003,526	$—	$12,003,526
Belgium	—	922,007	—	922,007
Canada	5,684,291	—	—	5,684,291
China	478,079	3,059,454	505,514	4,043,047
Denmark	—	1,650,456	—	1,650,456
Finland	—	478,211	—	478,211
France	—	1,352,355	—	1,352,355
Germany	—	4,515,834	—	4,515,834
Hong Kong	—	796,756	—	796,756
India	—	910,977	—	910,977
Israel	788,073	—	—	788,073
Italy	—	1,430,520	—	1,430,520
Japan	—	7,558,931	—	7,558,931
Malaysia	—	60,797	—	60,797
Netherlands	403,500	1,803,458	—	2,206,958
New Zealand	—	163,042	—	163,042
South Africa	—	270,618	—	270,618
South Korea	—	174,946	—	174,946
Spain	—	861,139	—	861,139
Sweden	—	514,543	—	514,543
Switzerland	—	394,547	—	394,547
Taiwan	—	266,015	—	266,015
United Kingdom	3,939,812	7,590,196	—	11,530,008
United States	130,320,454	—	—	130,320,454

TOTAL COMMON STOCKS	141,614,209	46,778,328	505,514	188,898,051

Preferred Stocks
Germany	—	199,480	—	199,480

TOTAL PREFERRED STOCKS	—	199,480	—	199,480

Rights/Warrants
United States	—	—	263,451	263,451

TOTAL RIGHTS/WARRANTS	—	—	263,451	263,451

Investment Funds
United States	—	—	4,500,031	4,500,031

TOTAL INVESTMENT FUNDS	—	—	4,500,031	4,500,031

Debt Obligations
United States	66,432,722	17,698,416	—	84,131,138

TOTAL DEBT OBLIGATIONS	66,432,722	17,698,416	—	84,131,138

Mutual Funds
United States	11,713,559	—	—	11,713,559

TOTAL MUTUAL FUNDS	11,713,559	—	—	11,713,559

Short-Term Investments	2,589,411	—	—	2,589,411
Purchased Options	—	84,015	—	84,015

Total Investments	222,349,901	64,760,239	5,268,996	292,379,136

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,554,048	—	3,554,048
Futures Contracts
Equity Risk	207,779	298,172	—	505,951

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Interest Rate Risk	$91,360	$—	$—	$91,360
Swap Contracts
Credit Risk	—	5,243,275	—	5,243,275
Equity Risk	—	1,577,590	—	1,577,590
Interest Rate Risk	—	2,668,391	—	2,668,391

Total	$222,649,040	$78,101,715	$5,268,996	$306,019,751

Liability Valuation Inputs
Common Stocks
Australia	$(3,934,143)	$(6,649,279)	$—	$(10,583,422)
Austria	—	(529,565)	—	(529,565)
Belgium	—	(195,264)	—	(195,264)
Canada	(4,700,767)	—	—	(4,700,767)
Denmark	—	(347,898)	—	(347,898)
France	—	(2,390,175)	—	(2,390,175)
Germany	—	(2,560,973)	—	(2,560,973)
Israel	(597,440)	—	—	(597,440)
Italy	—	(1,684,178)	—	(1,684,178)
Japan	—	(8,015,792)	—	(8,015,792)
Netherlands	—	(910,657)	—	(910,657)
New Zealand	—	(386,058)	—	(386,058)
Norway	—	(129,405)	—	(129,405)
Singapore	—	(769,500)	—	(769,500)
Spain	—	(1,435,150)	—	(1,435,150)
Sweden	—	(881,817)	—	(881,817)
Switzerland	—	(1,158,583)	—	(1,158,583)
United Kingdom	—	(4,051,207)	—	(4,051,207)
United States	(92,307,062)	—	—	(92,307,062)

TOTAL COMMON STOCKS	(101,539,412)	(32,095,501)	—	(133,634,913)

Preferred Stocks Germany	—	(511,821)	—	(511,821)

TOTAL PREFERRED STOCKS	—	(511,821)	—	(511,821)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(6,638,869)	—	(6,638,869)
Futures Contracts
Equity Risk	(2,041,825)	(1,627,303)	—	(3,669,128)
Interest Rate Risk	(220,231)	—	—	(220,231)
Written Options
Credit Risk	—	(69,769)	—	(69,769)
Equity Risk	(465,420)	—	—	(465,420)
Swap Contracts
Credit Risk	—	(1,252,834)	—	(1,252,834)
Equity Risk	—	(667,135)	—	(667,135)
Interest Rate Risk	—	(2,683,513)	—	(2,683,513)

Total	$(104,266,888)	$(45,546,745)	$—	$(149,813,633)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$5,413,725,595	$—	$—	$5,413,725,595
Short-Term Investments	5,301,525	—	—	5,301,525

Total Investments	5,419,027,120	—	—	5,419,027,120

Total	$5,419,027,120	$—	$—	$5,419,027,120

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$81,960	$—	$—	$81,960

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Australia	$—	$24,908,251	$—	$24,908,251
Austria	—	57,712	—	57,712
Belgium	—	8,713,562	—	8,713,562
Brazil	4,272,094	14,504,093	—	18,776,187
Canada	26,556,708	—	—	26,556,708
Chile	122,132	1,222,539	—	1,344,671
China	7,252,266	121,499,029	2,604,718	131,356,013
Czech Republic	—	1,016,412	—	1,016,412
Denmark	—	9,571,576	—	9,571,576
Egypt	—	841,155	—	841,155
Finland	—	6,443,906	—	6,443,906
France	—	33,241,636	—	33,241,636
Germany	—	22,339,374	—	22,339,374
Greece	—	308,991	—	308,991
Hong Kong	—	13,126,747	—	13,126,747
Hungary	—	1,401,878	—	1,401,878
India	2,788,999	43,316,425	—	46,105,424
Indonesia	—	6,756,579	—	6,756,579
Ireland	2,339,801	7,162,199	—	9,502,000
Israel	4,463,665	1,688,668	—	6,152,333
Italy	—	18,620,786	—	18,620,786
Japan	—	215,134,142	—	215,134,142
Kuwait	—	2,211,600	—	2,211,600
Luxembourg	557,574	—	—	557,574
Malaysia	—	764,813	—	764,813
Mexico	21,244,518	—	—	21,244,518
Netherlands	2,168,748	21,535,324	—	23,704,072
New Zealand	—	871,996	—	871,996
Norway	—	8,466,748	—	8,466,748
Peru	659,218	—	—	659,218
Philippines	—	349,980	—	349,980
Poland	—	5,952,662	—	5,952,662
Portugal	—	4,915,611	—	4,915,611
Qatar	—	983,340	—	983,340
Russia	628,709	50,860,605	524,592	52,013,906
Saudi Arabia	—	308,916	—	308,916
Singapore	—	10,024,229	—	10,024,229
South Africa	—	16,739,034	—	16,739,034
South Korea	2,405,520	61,044,337	—	63,449,857
Spain	—	21,986,253	—	21,986,253
Sweden	—	3,659,840	—	3,659,840
Switzerland	167,370	7,724,150	—	7,891,520
Taiwan	2,388,103	93,315,340	—	95,703,443
Thailand	—	7,920,175	—	7,920,175
Turkey	—	9,451,245	—	9,451,245
United Arab Emirates	—	524,890	—	524,890
United Kingdom	2,439,507	67,043,314	—	69,482,821
United States	235,472,110	—	—	235,472,110

TOTAL COMMON STOCKS	316,009,002	948,530,062	3,129,310	1,267,668,374

Preferred Stocks
Brazil	140,070	3,701,843	—	3,841,913
Chile	292,622	136,182	—	428,804
Colombia	78,291	—	—	78,291
Germany	—	2,159,028	—	2,159,028
Russia	—	5,050,975	—	5,050,975
South Korea	—	4,550,906	—	4,550,906
Taiwan	—	72,870	—	72,870

TOTAL PREFERRED STOCKS	510,983	15,671,804	—	16,182,787

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
Thailand	$—	$0 §	$—	$0 §

TOTAL RIGHTS/WARRANTS	—	0 §	—	0 §

Investment Funds
United States	6,545,625	—	—	6,545,625

TOTAL INVESTMENT FUNDS	6,545,625	—	—	6,545,625

Debt Obligations
Israel	—	0 §	—	0 §
United States	166,572,485	77,568	—	166,650,053

TOTAL DEBT OBLIGATIONS	166,572,485	77,568	—	166,650,053

Mutual Funds
United States	259,523,261	—	—	259,523,261

TOTAL MUTUAL FUNDS	259,523,261	—	—	259,523,261

Short-Term Investments	2,663,063	—	—	2,663,063

Total Investments	751,824,419	964,279,434	3,129,310	1,719,233,163

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,949,290	—	3,949,290
Futures Contracts
Equity Risk	7,896,039	2,677,687	—	10,573,726
Swap Contracts
Equity Risk	—	1,987,689	—	1,987,689
Interest Rate Risk	—	2,177,159	—	2,177,159

Total	$759,720,458	$975,071,259	$3,129,310	$1,737,921,027

Liability Valuation Inputs
Common Stocks
Australia	$—	$(8,583,031)	$—	$(8,583,031)
Austria	—	(2,916,475)	—	(2,916,475)
Belgium	—	(1,049,801)	—	(1,049,801)
Canada	(2,993,165)	—	—	(2,993,165)
Denmark	—	(1,923,905)	—	(1,923,905)
France	—	(12,569,598)	—	(12,569,598)
Germany	—	(13,626,499)	—	(13,626,499)
Israel	(3,416,560)	—	—	(3,416,560)
Italy	—	(9,149,288)	—	(9,149,288)
Japan	—	(42,868,015)	—	(42,868,015)
Netherlands	—	(5,007,286)	—	(5,007,286)
New Zealand	—	(2,131,190)	—	(2,131,190)
Norway	—	(761,904)	—	(761,904)
Russia	—	(87,719)	—	(87,719)
Singapore	—	(4,262,892)	—	(4,262,892)
Spain	—	(7,977,753)	—	(7,977,753)
Sweden	—	(4,945,479)	—	(4,945,479)
Switzerland	—	(6,341,516)	—	(6,341,516)
United Kingdom	—	(22,241,210)	—	(22,241,210)
United States	(172,094,925)	—	—	(172,094,925)

TOTAL COMMON STOCKS	(178,504,650)	(146,443,561)	—	(324,948,211)

Preferred Stocks Germany	—	(2,707,696)	—	(2,707,696)

TOTAL PREFERRED STOCKS	—	(2,707,696)	—	(2,707,696)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(4,618,084)	—	(4,618,084)
Futures Contracts
Equity Risk	(4,359,735)	(48,944)	—	(4,408,679)
Swap Contracts
Equity Risk	—	(26,147)	—	(26,147)
Interest Rate Risk	—	(2,104,013)	—	(2,104,013)

Total	$(182,864,385)	$(155,948,445)	$—	$(338,812,830)

Description	Level 1	Level 2	Level 3	Total
Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$636,998,733	$—	$—	$636,998,733
Debt Obligations
Asset-Backed Securities	—	18,247	—	18,247

TOTAL DEBT OBLIGATIONS	—	18,247	—	18,247

Short-Term Investments	434,765	—	—	434,765

Total Investments	637,433,498	18,247	—	637,451,745

Total	$637,433,498	$18,247	$—	$637,451,745

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$87,631,167	$—	$—	$87,631,167
Short-Term Investments	60,399	—	—	60,399

Total Investments	87,691,566	—	—	87,691,566

Total	$87,691,566	$—	$—	$87,691,566

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,615,496,867	$—	$—	$1,615,496,867
Short-Term Investments	647,836	—	—	647,836

Total Investments	1,616,144,703	—	—	1,616,144,703

Total	$1,616,144,703	$—	$—	$1,616,144,703

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$188,450	$—	$—	$188,450
Australia	—	105,252,143	—	105,252,143
Belgium	—	24,108,775	—	24,108,775
Brazil	11,139,626	39,522,806	—	50,662,432
Canada	89,740,819	—	—	89,740,819
Chile	255,513	2,699,678	—	2,955,191
China	20,997,623	354,374,795	7,572,645	382,945,063
Czech Republic	—	2,323,262	—	2,323,262
Denmark	—	28,040,386	—	28,040,386
Egypt	—	1,619,623	—	1,619,623
Finland	—	17,636,910	—	17,636,910
France	—	88,408,009	—	88,408,009
Germany	—	67,686,625	—	67,686,625
Greece	—	896,877	—	896,877
Hong Kong	41,106	37,332,351	—	37,373,457
Hungary	—	2,864,949	—	2,864,949
India	8,840,050	117,916,177	—	126,756,227
Indonesia	—	21,137,006	—	21,137,006
Ireland	7,141,760	17,310,832	—	24,452,592
Israel	12,698,229	3,756,516	—	16,454,745
Italy	—	51,485,688	—	51,485,688
Japan	—	577,011,558	—	577,011,558
Kuwait	—	6,884,186	—	6,884,186
Luxembourg	2,066,079	—	—	2,066,079
Malaysia	—	1,673,719	—	1,673,719
Mexico	62,107,659	—	—	62,107,659
Netherlands	6,545,484	58,658,784	187	65,204,455
New Zealand	—	2,658,983	—	2,658,983
Norway	—	20,974,025	—	20,974,025
Peru	827,318	—	—	827,318
Philippines	—	2,104,500	—	2,104,500
Poland	—	17,021,103	—	17,021,103
Portugal	—	12,159,162	—	12,159,162

Description	Level 1	Level 2		Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Qatar	$—	$7,116,576		$—	$7,116,576
Russia	1,971,942	158,007,428		1,646,588	161,625,958
Saudi Arabia	—	1,329,021		—	1,329,021
Singapore	—	24,713,757		—	24,713,757
South Africa	—	41,802,015		—	41,802,015
South Korea	6,257,039	166,755,645		—	173,012,684
Spain	—	57,962,536		—	57,962,536
Sweden	—	10,238,364		—	10,238,364
Switzerland	510,080	19,293,553		—	19,803,633
Taiwan	15,340,793	264,704,754		—	280,045,547
Thailand	—	19,839,319		—	19,839,319
Turkey	—	25,410,806		—	25,410,806
United Arab Emirates	—	1,019,799		—	1,019,799
United Kingdom	22,035,986	192,540,498		—	214,576,484
United States	1,092,923,150	1,198,438		9,564,350	1,103,685,938
Vietnam	—	66,193		—	66,193

TOTAL COMMON STOCKS	1,361,628,706	2,675,518,130		18,783,770	4,055,930,606

Preferred Stocks
Brazil	462,530	10,314,350		—	10,776,880
Chile	392,238	524,204		—	916,442
Colombia	182,350	—		—	182,350
Germany	—	5,925,052		—	5,925,052
Russia	—	13,063,500		—	13,063,500
South Korea	—	20,442,536		—	20,442,536
Taiwan	—	848,297		—	848,297
United States	—	—		959,535	959,535

TOTAL PREFERRED STOCKS	1,037,118	51,117,939		959,535	53,114,592

Rights/Warrants
Thailand	—	0	§	—	0	§
United States	—	—		983,025	983,025

TOTAL RIGHTS/WARRANTS	—	0	§	983,025	983,025

Investment Funds
United States	4,377,999	—		19,551,931	23,929,930

TOTAL INVESTMENT FUNDS	4,377,999	—		19,551,931	23,929,930

Debt Obligations
Canada	—	1,922,394		—	1,922,394
China	—	706,457		—	706,457
Germany	—	1,098,337		—	1,098,337
Israel	—	5,747,936		—	5,747,936
Italy	—	432,968		—	432,968
Luxembourg	—	—		2,440,517	2,440,517
Netherlands	—	—		116,191	116,191
United States	511,446,972	141,181,286		24,023,597	676,651,855

TOTAL DEBT OBLIGATIONS	511,446,972	151,089,378		26,580,305	689,116,655

Mutual Funds
United States	11,655,246	—		—	11,655,246

TOTAL MUTUAL FUNDS	11,655,246	—		—	11,655,246

Short-Term Investments	34,402,226	558,015		—	34,960,241

Total Investments	1,924,548,267	2,878,283,462		66,858,566	4,869,690,295

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	18,174,275		—	18,174,275
Futures Contracts
Equity Risk	14,897,959	7,443,506		—	22,341,465
Interest Rate Risk	355,610	—		—	355,610
Physical Commodity Contract Risk	1,010,597	—		—	1,010,597

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Swap Contracts
Equity Risk	$—	$7,803,976	$—	$7,803,976
Interest Rate Risk	—	11,716,111	—	11,716,111

Total	$1,940,812,433	$2,923,421,330	$66,858,566	$4,931,092,329

Liability Valuation Inputs
Common Stocks
Australia	$(15,240,245)	$(45,055,973)	$—	$(60,296,218)
Austria	—	(8,656,981)	—	(8,656,981)
Belgium	—	(2,983,310)	—	(2,983,310)
Canada	(24,755,332)	—	—	(24,755,332)
Denmark	—	(5,685,321)	—	(5,685,321)
France	—	(38,780,096)	—	(38,780,096)
Germany	—	(41,389,449)	—	(41,389,449)
Israel	(9,651,480)	—	—	(9,651,480)
Italy	—	(26,917,036)	—	(26,917,036)
Japan	—	(127,276,341)	—	(127,276,341)
Netherlands	—	(14,660,477)	—	(14,660,477)
New Zealand	—	(6,297,994)	—	(6,297,994)
Norway	—	(2,108,360)	—	(2,108,360)
Russia	—	(189,267)	—	(189,267)
Singapore	—	(12,469,932)	—	(12,469,932)
Spain	—	(23,419,770)	—	(23,419,770)
Sweden	—	(14,547,352)	—	(14,547,352)
Switzerland	—	(18,573,537)	—	(18,573,537)
United Kingdom	(3,509)	(65,920,924)	—	(65,924,433)
United States	(740,737,616)	—	—	(740,737,616)

TOTAL COMMON STOCKS	(790,388,182)	(454,932,120)	—	(1,245,320,302)

Preferred Stocks
Germany	—	(8,001,325)	—	(8,001,325)

TOTAL PREFERRED STOCKS	—	(8,001,325)	—	(8,001,325)

Investment Funds
United States	(524,835)	—	—	(524,835)

TOTAL INVESTMENT FUNDS	(524,835)	—	—	(524,835)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(28,574,376)	—	(28,574,376)
Futures Contracts
Equity Risk	(11,836,954)	(6,628,881)	—	(18,465,835)
Interest Rate Risk	(1,054,738)	—	—	(1,054,738)
Physical Commodity Contract Risk	(2,138,792)	—	—	(2,138,792)
Swap Contracts
Credit Risk	—	(604,684)	—	(604,684)
Equity Risk	—	(2,350,409)	—	(2,350,409)
Interest Rate Risk	—	(11,194,700)	—	(11,194,700)

Total	$(805,943,501)	$(512,286,495)	$—	$(1,318,229,996)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$238,261,730	$—	$—	$238,261,730
Short-Term Investments	88,474	—	—	88,474

Total Investments	238,350,204	—	—	238,350,204

Total	$238,350,204	$—	$—	$238,350,204

Description	Level 1	Level 2	Level 3		Total
International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$761,309,775	$—	$—		$761,309,775
Short-Term Investments	398,076	—	—		398,076

Total Investments	761,707,851	—	—		761,707,851

Total	$761,707,851	$—	$—		$761,707,851

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$234,068,473	$—	$—		$234,068,473

TOTAL DEBT OBLIGATIONS	234,068,473	—	—		234,068,473

Short-Term Investments	48,149,687	50,019	—		48,199,706

Total Investments	282,218,160	50,019	—		282,268,179

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,639,132	—		2,639,132
Futures Contracts
Equity Risk	493,635	806,694	—		1,300,329
Interest Rate Risk	229,976	—	—		229,976
Physical Commodity Contract Risk	670,349	—	—		670,349
Swap Contracts
Equity Risk	—	1,735,661	—		1,735,661

Total	$283,612,120	$5,231,506	$—		$288,843,626

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,050,869)	$—		$(3,050,869)
Futures Contracts
Equity Risk	(4,811,272)	(4,172,743)	—		(8,984,015)
Interest Rate Risk	(582,434)	—	—		(582,434)
Physical Commodity Contract Risk	(1,387,153)	—	—		(1,387,153)
Swap Contracts
Equity Risk	—	(1,929,674)	—		(1,929,674)

Total	$(6,780,859)	$(9,153,286)	$—		$(15,934,145)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,390,641	$—		$3,390,641
Belgium	—	1,170,167	—		1,170,167
Canada	2,596,529	—	—		2,596,529
China	327,222	2,309,840	521,242		3,158,304
Denmark	—	1,259,711	—		1,259,711
Finland	—	634,975	—		634,975
France	—	3,226,750	—		3,226,750
Germany	—	1,987,270	—		1,987,270
Hong Kong	—	1,850,749	—		1,850,749
India	—	945,518	—		945,518
Ireland	31,054	1,090,780	—		1,121,834
Israel	576,100	317,986	—		894,086
Italy	—	2,587,599	—		2,587,599
Japan	—	24,926,621	—		24,926,621
Malaysia	—	42,294	—		42,294
Malta	—	—	0	§	0 §
Mexico	554,656	—	—		554,656
Netherlands	302,616	2,612,073	—		2,914,689
New Zealand	—	120,937	—		120,937

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Norway	$—	$1,150,542	$—	$1,150,542
Portugal	—	703,299	—	703,299
Russia	—	217,262	—	217,262
Singapore	—	965,983	—	965,983
South Africa	—	200,121	—	200,121
South Korea	—	121,539	—	121,539
Spain	—	2,452,989	—	2,452,989
Sweden	—	533,989	—	533,989
Switzerland	—	407,052	—	407,052
Taiwan	—	325,227	—	325,227
United Kingdom	—	7,600,288	—	7,600,288
United States	29,788,121	—	—	29,788,121

TOTAL COMMON STOCKS	34,176,298	63,152,202	521,242	97,849,742

Preferred Stocks
Brazil	—	251,748	—	251,748
Germany	—	220,497	—	220,497

TOTAL PREFERRED STOCKS	—	472,245	—	472,245

Mutual Funds
United States	161,713,304	—	—	161,713,304

TOTAL MUTUAL FUNDS	161,713,304	—	—	161,713,304

Short-Term Investments	615,407	—	—	615,407

Total Investments	196,505,009	63,624,447	521,242	260,650,698

Derivatives^
Swap Contracts
Equity Risk	—	259,271	—	259,271

Total	$196,505,009	$63,883,718	$521,242	$260,909,969

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,207,502)	$—	$(1,207,502)
Austria	—	(381,906)	—	(381,906)
Belgium	—	(145,855)	—	(145,855)
Canada	(447,236)	—	—	(447,236)
Denmark	—	(268,454)	—	(268,454)
France	—	(1,882,619)	—	(1,882,619)
Germany	—	(1,908,814)	—	(1,908,814)
Israel	(436,620)	—	—	(436,620)
Italy	—	(1,259,039)	—	(1,259,039)
Japan	—	(5,955,030)	—	(5,955,030)
Netherlands	—	(652,307)	—	(652,307)
New Zealand	—	(275,857)	—	(275,857)
Norway	—	(103,312)	—	(103,312)
Singapore	—	(597,481)	—	(597,481)
Spain	—	(1,093,279)	—	(1,093,279)
Sweden	—	(648,161)	—	(648,161)
Switzerland	—	(908,232)	—	(908,232)
United Kingdom	—	(3,066,469)	—	(3,066,469)
United States	(24,030,474)	—	—	(24,030,474)

TOTAL COMMON STOCKS	(24,914,330)	(20,354,317)	—	(45,268,647)

Preferred Stocks Germany	—	(388,681)	—	(388,681)

TOTAL PREFERRED STOCKS	—	(388,681)	—	(388,681)

Derivatives^
Swap Contracts
Equity Risk	—	(3,479)	—	(3,479)

Total	$(24,914,330)	$(20,746,477)	$—	$(45,660,807)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2021.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Fund each hold a common stock that is priced with a 2,000 basis point liquidity discount to the most relevant price prior to suspension of trading. Additionally, Implementation Fund’s Level 3 holdings also includes a common stock of 144A shares that is thinly traded and is being priced off the Reg S shares of the same security and a common stock valued at the last price prior to suspension of trading. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2021.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2021
Consolidated Alternative Allocation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$505,514	‡	$—	$505,514	$—
Investment Funds
United States	10,681,155	4,344,955	(10,281,627)	—	849,312	(1,093,764)	—		—	4,500,031	(1,093,764)
Rights/Warrants
United States	146,362	13,648	—	—	—	103,441	—		—	263,451	103,441

Total Investments	$10,827,517	$4,358,603	$(10,281,627)	$—	$849,312	$(990,323)	$505,514		$—	$5,268,996	$(990,323)

Benchmark-Free Fund
Common Stocks
China	$11,049	$—	$—	$—	$—	$(11,049)	$2,604,718	‡	$—	$2,604,718	$(11,049)
Russia	—	666,851	—	—	—	(142,261)	2	‡	—	524,592	(142,261)

Total Investments	$11,049	$666,851	$—	$—	$—	$(153,310)	$2,604,720		$—	$3,129,310	$(153,310)

Consolidated Implementation Fund
Common Stocks
China	$38,211	$—	$—	$—	$—	$(38,211)	$7,572,645	‡	$—	$7,572,645	$—
Netherlands	199	—	—	—	—	(12)	—		—	187	(12)
Russia	—	2,093,110	—	—	—	(446,530)	8	‡	—	1,646,588	(446,530)
United States	13,767,769	1,868,694	(10,163,901)	—	591,692	3,267,098	232,998	‡	—	9,564,350	4,076,218
Preferred Stocks
United States	881,040	38,000	(1,651,555)	—	1,564,145	127,905	—		—	959,535	127,905
Rights/Warrants
United States	737,648	28,602	—	—	—	216,775	—		—	983,025	216,775
Investment Funds
United States	22,494,300	23,120,431	(25,089,038)	—	—	(973,762)	—		—	19,551,931	(973,762)
Debt Obligations
Bank Loans
Jamaica	6,415,674	—	(6,479,715)	36,625	273,633	(246,217)	—		—	—	—
Luxembourg	2,478,466	2,542,992	(2,569,793)	7,363	—	(18,511)	—		—	2,440,517	(8,078)
United States	32,146,412	17,264,272	(21,996,632)	2,267,101	(8,872,359)	3,148,303	—		—	23,957,097	(786,278)
Corporate Debt
Netherlands	304,846	45,050	(189,714)	116,050	(26,858)	(133,183)	—		—	116,191	(133,183)

	Balances as of February 28, 2021	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2021
Consolidated Implementation Fund (continued)
Debt Obligations (continued)
United States	$—	$42,000	$—		$1,893	$—	$22,607	$—		$—	$66,500	$22,607

Total Investments	$79,264,565	$47,043,151	$(68,140,348	)#	$2,429,032	$(6,469,747)	$4,926,262	$7,805,651		$—	$66,858,566	$2,095,662

Strategic Opportunities Allocation Fund
Common Stocks
China	$—	$—	$—		$—	$—	$—	$521,242	‡	$—	$521,242	$—

Total Investments	$—	$—	$—		$—	$—	$—	$521,242		$—	$521,242	$—

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $20,091,919 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2021 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	439,159	Fair Value	Discount rate	20% (N/A)
Benchmark-Free Fund
Common Stock	2,222,011	Fair Value	Discount rate	20% (N/A)
Common Stock	524,592	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Consolidated Implementation Fund
Common Stock	9,348,035	Fair Value	Discount rate	10-30% (22.38%)
Common Stock	6,402,981	Fair Value	Most relevant broker quote	$0.025-$22.75 ($20.08)
Common Stock	1,646,588	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Debt Obligation	116,191	Fair Value	Expected payment	(N/A)
Strategic Opportunities Allocation Fund
Common Stock	459,626	Fair Value	Discount Rate	20% (N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2021, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund was $4,829,837, $382,707, $49,344,771 and $61,616, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2021 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets Fund, Class VI	$29,192,704	$1,200,000	$18,340,000	$40,947		$—	$2,803,664	$(3,142,809)	$11,713,559

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$161,366,088	$4,512,052	$174,494,031	$1,856,950		$2,655,102	$(136,976)	$8,752,867	$—
GMO Emerging Country Debt Fund, Class VI	—	172,094,031	12,000,000	—		—	(544,633)	(10,839,496)	148,709,902
GMO Implementation Fund	5,968,168,051	135,029,518	1,107,790,709	—		—	(38,440,143)	(36,660,478)	4,920,306,239
GMO Opportunistic Income Fund, Class VI	237,695,110	948,914	46,182,497	948,914		—	278,018	1,803,048	194,542,593
GMO SGM Major Markets Fund, Class VI	176,393,296	10,455,282	18,848,395	3,998,726		6,456,556	(1,985,480)	(15,847,842)	150,166,861

Totals	$6,543,622,545	$323,039,797	$1,359,315,632	$6,804,590		$9,111,658	$(40,829,214)	$(52,791,901)	$5,413,725,595

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$68,079,210	$1,931,848	$73,642,006	$795,058		$1,136,790	$—	$3,630,948	$—
GMO Emerging Country Debt Fund, Class VI	—	73,642,006	16,300,000	—		—	(68,248)	(4,757,632)	52,516,126
GMO Emerging Markets Fund, Class VI	73,462,563	242,521	33,000,000	242,521		—	5,542,188	(8,688,223)	37,559,049
GMO Opportunistic Income Fund, Class VI	95,150,641	11,654,333	10,500,000	454,333		—	534,257	487,729	97,326,960
GMO SGM Major Markets Fund, Class VI	53,275,871	24,347,706	6,000,000	1,662,823		2,684,883	(343,380)	(7,217,456)	64,062,741
GMO U.S. Treasury Fund	15,629,132	99,448,913	107,008,770	3,450	**	—	(5,315)	(5,575)	8,058,385

Totals	$305,597,417	$211,267,327	$246,450,776	$3,158,185		$3,821,673	$5,659,502	$(16,550,209)	$259,523,261

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$178,571,877	$11,336,597	$53,886,020	$—		$4,192,845	$(1,757,420)	$(8,832,495)	$125,432,539
GMO Asset Allocation Bond Fund, Class VI	58,588,962	15,983,266	36,157,738	—		—	2,226,169	(1,125,878)	39,514,781
GMO Emerging Country Debt Fund, Class IV	26,636,433	557,358	29,196,240	229,383		327,975	(428,933)	2,431,382	—
GMO Emerging Country Debt Fund, Class VI	—	22,196,240	—	—		—	—	(2,414,959)	19,781,281
GMO Emerging Markets ex-China Fund, Class VI	—	33,000,000	—	—		—	—	(1,551,000)	31,449,000
GMO Emerging Markets Fund, Class VI	175,044,536	6,833,130	96,464,828	407,792		—	10,271,781	(14,821,627)	80,862,992
GMO International Equity Fund, Class IV	143,733,654	20,411,091	54,106,134	1,916,915		—	5,533,251	(2,664,055)	112,907,807
GMO-Usonian Japan Value Creation Fund, Class VI	35,718,441	3,007,435	12,206,000	910,022		842,505	2,263,107	(4,263,819)	24,519,164
GMO Multi-Sector Fixed Income Fund, Class IV	49,437,917	33,029,049	22,907,203	—		1,638,831	(161,552)	(1,367,834)	58,030,377
GMO Opportunistic Income Fund, Class VI	26,706,075	215,327	7,448,346	83,369		—	(68,492)	264,327	19,668,891
GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	26,821,332	1,999,803	9,200,000	220,945		1,778,858	3,366,138	(3,929,684)	19,057,589
GMO Quality Fund, Class VI	18,091,344	576,544	7,935,000	26,360		226,459	1,944,381	402,059	13,079,328
GMO U.S. Equity Fund, Class VI	73,489,034	4,931,103	32,577,154	160,235		3,161,757	2,281,996	4,996,112	53,121,091
GMO U.S. Small Cap Value Fund, Class VI	58,149,527	4,313,247	26,975,270	83,054		2,368,425	7,320,977	(3,236,641)	39,571,840
GMO U.S. Treasury Fund	24,707,179	22,501,057	47,206,179	1,893		1	—	(4)	2,053

Totals	$895,696,311	$180,891,247	$436,266,112	$4,039,968		$14,537,656	$32,791,403	$(36,114,116)	$636,998,733

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$6,200,000	$—	$—		$—	$—	$(291,400)	$5,908,600
GMO Emerging Markets Fund, Class VI	8,499,013	1,197,343	6,920,000	29,866		—	2,565,508	(2,777,940)	2,563,924
GMO International Equity Fund, Class IV	37,111,417	1,393,758	4,095,000	728,758		—	840,606	(223,486)	35,027,295
GMO-Usonian Japan Value Creation Fund, Class VI	3,494,510	275,804	300,000	125,025		115,749	54,601	(371,508)	3,153,407
GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	4,589,809	500,346	200,000	55,280		445,066	59,452	(372,799)	4,576,808
GMO Quality Fund, Class VI	10,925,424	238,778	1,645,000	24,895		213,883	495,569	1,189,491	11,204,262
GMO U.S. Equity Fund, Class VI	14,166,705	999,623	1,012,000	48,217		951,406	108,882	1,358,940	15,622,150
GMO U.S. Small Cap Value Fund, Class VI	9,343,101	1,328,834	1,660,000	19,130		545,520	443,438	119,348	9,574,721

Totals	$88,129,979	$12,134,486	$15,832,000	$1,031,171		$2,271,624	$4,568,056	$(1,369,354)	$87,631,167

Global Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$131,000,000	$—	$—		$—	$—	$(6,157,000)	$124,843,000
GMO Emerging Markets Fund, Class VI	451,468,804	8,472,979	183,679,854	1,472,979		—	38,678,050	(56,109,083)	258,830,896
GMO International Equity Fund, Class IV	546,831,021	49,258,148	40,373,535	10,128,388		—	4,428,761	889,048	561,033,443
GMO-Usonian Japan Value Creation Fund, Class VI	65,011,818	4,479,361	—	2,325,966		2,153,395	—	(6,605,322)	62,885,857
GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	81,133,477	8,844,554	—	977,175		7,867,379	—	(5,691,789)	84,286,242
GMO Quality Fund, Class VI	220,601,446	13,081,253	41,693,480	477,651		4,103,602	11,468,117	22,446,144	225,903,480
GMO U.S. Equity Fund, Class VI	104,407,865	31,807,035	16,535,639	322,170		6,357,036	2,205,306	8,825,282	130,709,849
GMO U.S. Small Cap Value Fund, Class VI	177,879,688	10,574,073	32,466,368	353,846		10,090,445	9,302,457	1,714,250	167,004,100

Totals	$1,647,334,119	$257,517,403	$314,748,876	$16,058,175		$30,571,857	$66,082,691	$(40,688,470)	$1,615,496,867

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$35,272,723	$203,488,047	$227,063,240	$8,936	**	$—	$(28,839)	$(13,445)	$11,655,246

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$20,153,156	$41,150	$—		$—	$(605)	$(946,256)	$19,165,145
GMO Emerging Markets Fund, Class VI	22,008,788	3,566,832	25,561,606	80,440		—	1,860,875	(1,874,889)	—
GMO International Equity Fund, Class IV	194,337,465	16,890,521	2,767,149	3,782,091		—	173,369	958,687	209,592,893
GMO-Usonian Japan Value Creation Fund, Class VI	8,953,179	1,960,461	381,650	349,460		323,532	43,527	(1,071,825)	9,503,692

Totals	$225,299,432	$42,570,970	$28,751,555	$4,211,991		$323,532	$2,077,166	$(2,934,283)	$238,261,730

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$64,737,207	$462,439	$—		$—	$(6,803)	$(3,022,152)	$61,245,813
GMO Emerging Markets Fund, Class VI	354,876,079	9,461,225	124,975,299	1,085,850		—	22,858,224	(37,947,029)	224,273,200
GMO International Equity Fund, Class IV	470,885,277	34,390,587	64,722,420	8,360,163		—	(2,676,264)	7,777,827	445,655,007
GMO-Usonian Japan Value Creation Fund, Class VI	35,577,814	3,101,466	5,495,981	1,172,145		1,085,180	886,537	(3,934,081)	30,135,755

Totals	$861,339,170	$111,690,485	$195,656,139	$10,618,158		$1,085,180	$21,061,694	$(37,125,435)	$761,309,775

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$19,111,645	$356,555	$19,908,093	$146,741	$209,814	$(739,750)	$1,179,643	$—
GMO Emerging Country Debt Fund, Class VI	—	13,408,093	3,900,000	—	—	(252,893)	(404,127)	8,851,073
GMO Emerging Markets ex-China Fund, Class VI	—	18,500,000	—	—	—	—	(869,500)	17,630,500
GMO Emerging Markets Fund, Class VI	132,412,873	289,741	95,950,000	289,741	—	8,924,044	(11,113,226)	34,563,432
GMO International Equity Fund, Class IV	68,841,799	8,844,225	42,000,000	844,225	—	3,093,664	(1,168,740)	37,610,948
GMO Opportunistic Income Fund, Class VI	16,234,952	45,158	9,305,000	45,158	—	199,339	(106,120)	7,068,329
GMO Quality Fund, Class VI	31,416,895	412,830	21,560,000	43,043	369,787	4,012,670	(67,347)	14,215,048
GMO U.S. Equity Fund, Class VI	29,319,352	1,333,102	19,200,000	64,302	1,268,800	1,758,553	1,113,772	14,324,779
GMO U.S. Small Cap Value Fund, Class VI	41,144,715	1,625,477	28,200,000	55,070	1,570,407	6,697,231	(4,088,505)	17,178,918
GMO U.S. Treasury Fund	2,500,173	71,504,968	63,717,173	2,992	2,580	(17,691)	—	10,270,277

Totals	$340,982,404	$116,320,149	$303,740,266	$1,491,272	$3,421,388	$23,675,167	$(15,524,150)	$161,713,304

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2021 through November 30, 2021. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2022.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $16,871 and $177,471 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.